JNLNY Separate Account I

Financial Statements

December 31, 2024

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$96,765,976	$418,241	$667,317	$42,013,199	$9,963	$102,365	$194,635,245
Receivables:
Investments in Fund shares sold	321,271	—	—	72,710	—	—	19,425
Investment Division units sold	2,279	—	—	—	—	—	2,337
Total assets	97,089,526	418,241	667,317	42,085,909	9,963	102,365	194,657,007

Liabilities
Payables:
Investments in Fund shares purchased	2,279	—	—	—	—	—	2,337
Investment Division units redeemed	317,636	—	—	71,361	—	—	11,953
Insurance fees due to Jackson
of New York	3,635	—	—	1,349	—	—	7,472
Total liabilities	323,550	—	—	72,710	—	—	21,762
Net assets	$96,765,976	$418,241	$667,317	$42,013,199	$9,963	$102,365	$194,635,245
Maximum Unit Value	27.231818	25.130725	8.520019	14.980831	14.265585	8.295164	27.184486
Minimum Unit Value	19.014651	20.651784	N/A	11.573190	N/A	N/A	18.811123

Investments in Funds, shares outstanding	4,623,315	19,553	71,447	2,913,537	676	11,699	9,326,078
Investments in Funds, at cost	$66,668,870	$344,700	$657,836	$37,848,562	$10,038	$97,288	$140,037,514

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,354,922	2,475	1,632	505,832	46	247	2,843,021
Total expenses	1,354,922	2,475	1,632	505,832	46	247	2,843,021
Net investment income (loss)	(1,354,922)	(2,475)	(1,632)	(505,832)	(46)	(247)	(2,843,021)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	6,298,157	24,815	(112)	898,364	539	367	10,193,731
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,674,879	36,742	9,464	1,401,208	(507)	941	10,108,892
Net realized and unrealized gain (loss)	10,973,036	61,557	9,352	2,299,572	32	1,308	20,302,623

Net change in net assets
from operations	$9,618,114	$59,082	$7,720	$1,793,740	$(14)	$1,061	$17,459,602

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments in Funds, at fair value	$219,556	$42,566,963	$347,264	$581,001	$287,313	$113,096,694	$107,282
Receivables:
Investments in Fund shares sold	—	48,139	—	—	—	29,740	—
Investment Division units sold	—	—	—	—	—	2,085	—
Total assets	219,556	42,615,102	347,264	581,001	287,313	113,128,519	107,282

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	2,085	—
Investment Division units redeemed	—	46,823	—	—	—	25,487	—
Insurance fees due to Jackson
of New York	—	1,316	—	—	—	4,253	—
Total liabilities	—	48,139	—	—	—	31,825	—
Net assets	$219,556	$42,566,963	$347,264	$581,001	$287,313	$113,096,694	$107,282
Maximum Unit Value	25.088479	26.136152	24.774625	32.099308	72.614459	18.959566	18.411181
Minimum Unit Value	20.627992	20.189514	21.827801	9.869445	10.955584	14.552328	17.561363

Investments in Funds, shares outstanding	10,293	2,624,350	21,291	59,651	23,923	6,368,057	5,908
Investments in Funds, at cost	$155,116	$38,461,363	$320,238	$586,601	$244,976	$90,912,282	$87,016

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Investment Income
Dividends	$—	$698,907	$6,618	$21,994	$—	$—	$—
Expenses
Asset-based charges	1,125	467,029	1,639	1,966	1,229	1,622,268	653
Total expenses	1,125	467,029	1,639	1,966	1,229	1,622,268	653
Net investment income (loss)	(1,125)	231,878	4,979	20,028	(1,229)	(1,622,268)	(653)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	331,570	2,698	2,378	—	—	—
Sales of investments in Funds	2,999	474,844	1,151	7,164	19,787	4,371,452	13,998
Net change in unrealized appreciation
(depreciation) on investments in Funds	19,489	2,775,387	25,448	(29,258)	16,309	4,262,107	(2,047)
Net realized and unrealized gain (loss)	22,488	3,581,801	29,297	(19,716)	36,096	8,633,559	11,951

Net change in net assets
from operations	$21,363	$3,813,679	$34,276	$312	$34,867	$7,011,291	$11,298

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments in Funds, at fair value	$19,143,971	$—	$208,214,692	$109,934	$29,465,921	$2,122,145	$14,157,442
Receivables:
Investments in Fund shares sold	47,611	—	294,887	—	1,107	—	141,091
Investment Division units sold	—	—	1,885	—	—	—	—
Total assets	19,191,582	—	208,511,464	109,934	29,467,028	2,122,145	14,298,533

Liabilities
Payables:
Investments in Fund shares purchased	—	—	1,885	—	—	—	—
Investment Division units redeemed	47,010	—	286,989	—	161	—	140,653
Insurance fees due to Jackson
of New York	601	—	7,898	—	946	—	438
Total liabilities	47,611	—	296,772	—	1,107	—	141,091
Net assets	$19,143,971	$—	$208,214,692	$109,934	$29,465,921	$2,122,145	$14,157,442
Maximum Unit Value	17.585481	N/A	25.514255	19.661220	21.967626	21.486344	13.105746
Minimum Unit Value	13.940825	N/A	16.579729	N/A	17.190822	20.803985	10.798270

Investments in Funds, shares outstanding	1,556,420	—	10,468,310	5,407	2,085,345	149,763	1,096,626
Investments in Funds, at cost	$19,020,173	$—	$150,632,816	$94,772	$27,808,561	$2,095,013	$12,117,477

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$482,729	$—	$—	$—	$619,491	$50,640	$—
Expenses
Asset-based charges	221,311	—	3,026,685	677	348,493	8,623	160,150
Total expenses	221,311	—	3,026,685	677	348,493	8,623	160,150
Net investment income (loss)	261,418	—	(3,026,685)	(677)	270,998	42,017	(160,150)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	222,170	15,963	—
Sales of investments in Funds	(35,492)	—	11,678,911	12,516	305,396	1,190	423,563
Net change in unrealized appreciation
(depreciation) on investments in Funds	773,420	—	7,429,152	626	1,424,971	119,297	875,206
Net realized and unrealized gain (loss)	737,928	—	19,108,063	13,142	1,952,537	136,450	1,298,769

Net change in net assets
from operations	$999,346	$—	$16,081,378	$12,465	$2,223,535	$178,467	$1,138,619

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Assets
Investments in Funds, at fair value	$225,088	$47,378,773	$442,922	$82,294,343	$704,165	$29,039,753	$192,991
Receivables:
Investments in Fund shares sold	—	19,316	129	16,318	—	46,772	30
Investment Division units sold	—	6,952	—	5,790	—	11,338	—
Total assets	225,088	47,405,041	443,051	82,316,451	704,165	29,097,863	193,021

Liabilities
Payables:
Investments in Fund shares purchased	—	6,952	—	5,790	—	11,338	—
Investment Division units redeemed	—	17,507	124	13,345	—	45,660	27
Insurance fees due to Jackson
of New York	—	1,809	5	2,973	—	1,112	3
Total liabilities	—	26,268	129	22,108	—	58,110	30
Net assets	$225,088	$47,378,773	$442,922	$82,294,343	$704,165	$29,039,753	$192,991
Maximum Unit Value	12.963834	16.300115	16.492268	16.431270	15.467915	14.546583	14.454236
Minimum Unit Value	12.317109	11.117671	15.092246	11.906224	13.569156	12.802339	14.225105

Investments in Funds, shares outstanding	17,091	5,420,912	50,562	6,187,545	51,930	2,625,656	17,262
Investments in Funds, at cost	$200,528	$47,665,762	$483,255	$70,243,232	$604,002	$34,169,507	$205,635

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Investment Income
Dividends	$—	$533,931	$6,476	$—	$—	$1,116,411	$7,827
Expenses
Asset-based charges	1,003	728,023	2,133	1,132,228	3,468	433,928	705
Total expenses	1,003	728,023	2,133	1,132,228	3,468	433,928	705
Net investment income (loss)	(1,003)	(194,092)	4,343	(1,132,228)	(3,468)	682,483	7,122

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,082	90,531	(5,034)	3,366,880	13,199	(1,485,159)	(2,901)
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,045	1,920,726	23,239	3,261,673	44,426	1,918,914	1,328
Net realized and unrealized gain (loss)	21,127	2,011,257	18,205	6,628,553	57,625	433,755	(1,573)

Net change in net assets
from operations	$20,124	$1,817,165	$22,548	$5,496,325	$54,157	$1,116,238	$5,549

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Assets
Investments in Funds, at fair value	$34,449,670	$1,258,877	$155,696,168	$1,604,392	$98,652,433	$1,287,470	$934,039
Receivables:
Investments in Fund shares sold	25,598	143	298,314	256	16,104	—	—
Investment Division units sold	30,156	—	3,668	5,023	13,247	—	—
Total assets	34,505,424	1,259,020	155,998,150	1,609,671	98,681,784	1,287,470	934,039

Liabilities
Payables:
Investments in Fund shares purchased	30,156	—	3,668	5,023	13,247	—	—
Investment Division units redeemed	24,328	126	292,272	234	12,262	—	—
Insurance fees due to Jackson
of New York	1,270	17	6,042	22	3,842	—	—
Total liabilities	55,754	143	301,982	5,279	29,351	—	—
Net assets	$34,449,670	$1,258,877	$155,696,168	$1,604,392	$98,652,433	$1,287,470	$934,039
Maximum Unit Value	21.476264	21.246754	116.086860	119.853452	42.759196	43.344334	15.939055
Minimum Unit Value	18.121698	20.840728	56.528617	103.026585	28.567750	39.403395	15.753690

Investments in Funds, shares outstanding	1,699,540	60,933	3,668,618	35,269	4,582,092	58,655	57,550
Investments in Funds, at cost	$29,008,574	$1,017,955	$132,258,810	$1,643,660	$77,659,627	$1,063,251	$905,062

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	466,116	6,068	2,181,838	8,106	1,483,618	5,338	1,886
Total expenses	466,116	6,068	2,181,838	8,106	1,483,618	5,338	1,886
Net investment income (loss)	(466,116)	(6,068)	(2,181,838)	(8,106)	(1,483,618)	(5,338)	(1,886)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,130,109	34,618	3,949,381	(13,421)	7,430,166	17,025	4,677
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,159,845	51,318	10,521,121	173,352	1,881,478	89,074	28,977
Net realized and unrealized gain (loss)	2,289,954	85,936	14,470,502	159,931	9,311,644	106,099	33,654

Net change in net assets
from operations	$1,823,838	$79,868	$12,288,664	$151,825	$7,828,026	$100,761	$31,768

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$—	$24,695,991	$362,175	$2,432,934	$215,890	$221,900,534	$1,422,021
Receivables:
Investments in Fund shares sold	—	1,119	—	—	—	180,084	—
Investment Division units sold	—	—	—	24,335	—	557,946	—
Total assets	—	24,697,110	362,175	2,457,269	215,890	222,638,564	1,422,021

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	24,335	—	557,946	—
Investment Division units redeemed	—	804	—	—	—	171,742	—
Insurance fees due to Jackson
of New York	—	315	—	—	—	8,342	—
Total liabilities	—	1,119	—	24,335	—	738,030	—
Net assets	$—	$24,695,991	$362,175	$2,432,934	$215,890	$221,900,534	$1,422,021
Maximum Unit Value	N/A	25.556343	10.079877	11.201187	11.426626	35.092963	35.969955
Minimum Unit Value	N/A	24.643915	N/A	10.963528	11.411301	18.935831	31.657231

Investments in Funds, shares outstanding	—	938,654	32,776	212,298	18,692	12,178,954	74,025
Investments in Funds, at cost	$—	$17,965,957	$327,303	$2,179,201	$202,881	$171,768,155	$1,076,771

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I(a)	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	114,282	995	30,631	806	2,929,324	5,775
Total expenses	—	114,282	995	30,631	806	2,929,324	5,775
Net investment income (loss)	—	(114,282)	(995)	(30,631)	(806)	(2,929,324)	(5,775)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	1,686,880	1,856	76,970	8,054	9,394,581	13,421
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	3,417,291	21,768	37,686	3,992	21,357,376	186,902
Net realized and unrealized gain (loss)	—	5,104,171	23,624	114,656	12,046	30,751,957	200,323

Net change in net assets
from operations	$—	$4,989,889	$22,629	$84,025	$11,240	$27,822,633	$194,548

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Assets
Investments in Funds, at fair value	$20,209,810	$1,515,689	$25,043,619	$372,197	$18,800,200	$449,014	$73,439,355
Receivables:
Investments in Fund shares sold	1,271	—	72,172	—	1,962	—	82,089
Investment Division units sold	1,462	10,046	6,892	—	175	—	37,460
Total assets	20,212,543	1,525,735	25,122,683	372,197	18,802,337	449,014	73,558,904

Liabilities
Payables:
Investments in Fund shares purchased	1,462	10,046	6,892	—	175	—	37,460
Investment Division units redeemed	541	—	71,248	—	1,218	—	79,494
Insurance fees due to Jackson
of New York	730	—	924	—	744	—	2,595
Total liabilities	2,733	10,046	79,064	—	2,137	—	119,549
Net assets	$20,209,810	$1,515,689	$25,043,619	$372,197	$18,800,200	$449,014	$73,439,355
Maximum Unit Value	9.300059	9.262578	14.499962	14.371098	10.888408	10.962174	30.180446
Minimum Unit Value	8.648382	9.119338	12.623158	14.034138	8.061019	9.998212	23.943914

Investments in Funds, shares outstanding	2,173,098	161,244	1,727,146	25,165	1,908,650	44,369	2,689,101
Investments in Funds, at cost	$19,910,033	$1,499,429	$21,181,248	$338,177	$20,502,608	$459,807	$57,787,062

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	260,384	6,362	338,912	1,900	291,179	2,055	950,427
Total expenses	260,384	6,362	338,912	1,900	291,179	2,055	950,427
Net investment income (loss)	(260,384)	(6,362)	(338,912)	(1,900)	(291,179)	(2,055)	(950,427)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	118,029	1,713	1,128,086	11,674	(372,469)	165	3,093,383
Net change in unrealized appreciation
(depreciation) on investments in Funds	35,682	2,042	1,371,703	17,873	(286,659)	(15,137)	5,631,960
Net realized and unrealized gain (loss)	153,711	3,755	2,499,789	29,547	(659,128)	(14,972)	8,725,343

Net change in net assets
from operations	$(106,673)	$(2,607)	$2,160,877	$27,647	$(950,307)	$(17,027)	$7,774,916

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Assets
Investments in Funds, at fair value	$1,553,557	$37,995,670	$364,862	$229,503,798	$2,428,827	$461,958,289	$6,539,501
Receivables:
Investments in Fund shares sold	27	3,631	38	132,494	47	166,399	493
Investment Division units sold	—	81,899	—	34,441	—	449,787	—
Total assets	1,553,584	38,081,200	364,900	229,670,733	2,428,874	462,574,475	6,539,994

Liabilities
Payables:
Investments in Fund shares purchased	—	81,899	—	34,441	—	449,787	—
Investment Division units redeemed	2	2,137	31	123,832	8	149,533	407
Insurance fees due to Jackson
of New York	25	1,494	7	8,662	39	16,866	86
Total liabilities	27	85,530	38	166,935	47	616,186	493
Net assets	$1,553,557	$37,995,670	$364,862	$229,503,798	$2,428,827	$461,958,289	$6,539,501
Maximum Unit Value	29.667975	23.497144	23.603875	29.027579	28.208676	66.945111	65.516022
Minimum Unit Value	27.661470	17.388215	21.528663	21.688897	26.673561	49.754143	61.420646

Investments in Funds, shares outstanding	55,703	2,005,049	18,653	8,270,407	85,613	7,120,196	98,576
Investments in Funds, at cost	$1,315,886	$33,775,458	$337,097	$168,584,759	$2,058,111	$306,238,583	$4,428,301

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	7,695	580,039	1,638	3,198,282	12,988	5,276,776	27,403
Total expenses	7,695	580,039	1,638	3,198,282	12,988	5,276,776	27,403
Net investment income (loss)	(7,695)	(580,039)	(1,638)	(3,198,282)	(12,988)	(5,276,776)	(27,403)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	28,603	972,304	974	12,330,615	81,381	25,707,227	319,961
Net change in unrealized appreciation
(depreciation) on investments in Funds	137,487	(156,231)	13,577	15,292,244	209,478	78,972,469	1,268,247
Net realized and unrealized gain (loss)	166,090	816,073	14,551	27,622,859	290,859	104,679,696	1,588,208

Net change in net assets
from operations	$158,395	$236,034	$12,913	$24,424,577	$277,871	$99,402,920	$1,560,805

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$685,309,437	$8,022,721	$79,687,194	$977,921	$321,900	$—	$147,283,632
Receivables:
Investments in Fund shares sold	238,614	450	8,687	—	—	—	9,303
Investment Division units sold	293,734	—	46,107	—	18,736	—	92,809
Total assets	685,841,785	8,023,171	79,741,988	977,921	340,636	—	147,385,744

Liabilities
Payables:
Investments in Fund shares purchased	293,734	—	46,107	—	18,736	—	92,809
Investment Division units redeemed	212,669	345	5,611	—	—	—	3,701
Insurance fees due to Jackson
of New York	25,945	105	3,076	—	—	—	5,602
Total liabilities	532,348	450	54,794	—	18,736	—	102,112
Net assets	$685,309,437	$8,022,721	$79,687,194	$977,921	$321,900	$—	$147,283,632
Maximum Unit Value	53.179944	53.391337	18.258072	18.357517	9.800996	N/A	23.432976
Minimum Unit Value	37.952823	48.341283	13.226278	16.621414	9.793361	N/A	17.619922

Investments in Funds, shares outstanding	13,861,437	157,185	4,934,192	58,769	32,780	—	6,554,679
Investments in Funds, at cost	$407,959,832	$5,602,398	$72,174,835	$951,373	$327,226	$—	$108,006,518

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A(a)	JNL/American Funds Moderate Allocation Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,059,617	36,417	1,234,686	5,164	273	—	2,090,650
Total expenses	9,059,617	36,417	1,234,686	5,164	273	—	2,090,650
Net investment income (loss)	(9,059,617)	(36,417)	(1,234,686)	(5,164)	(273)	—	(2,090,650)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	56,032,874	600,146	2,627,836	11,152	(3)	—	7,310,000
Net change in unrealized appreciation
(depreciation) on investments in Funds	79,562,322	1,050,659	101,703	14,046	(5,326)	—	6,445,441
Net realized and unrealized gain (loss)	135,595,196	1,650,805	2,729,539	25,198	(5,329)	—	13,755,441

Net change in net assets
from operations	$126,535,579	$1,614,388	$1,494,853	$20,034	$(5,602)	$—	$11,664,791

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Assets
Investments in Funds, at fair value	$2,413,906	$79,235,381	$1,268,193	$291,677,740	$2,009,657	$38,249,623	$208,727
Receivables:
Investments in Fund shares sold	—	5,894	73	122,963	—	57,528	—
Investment Division units sold	—	67,211	10,046	28,408	20,092	374	—
Total assets	2,413,906	79,308,486	1,278,312	291,829,111	2,029,749	38,307,525	208,727

Liabilities
Payables:
Investments in Fund shares purchased	—	67,211	10,046	28,408	20,092	374	—
Investment Division units redeemed	—	2,780	57	111,056	—	56,001	—
Insurance fees due to Jackson
of New York	—	3,114	16	11,907	—	1,527	—
Total liabilities	—	73,105	10,119	151,371	20,092	57,902	—
Net assets	$2,413,906	$79,235,381	$1,268,193	$291,677,740	$2,009,657	$38,249,623	$208,727
Maximum Unit Value	22.940224	20.404209	20.515692	45.385998	45.585539	17.009990	16.912184
Minimum Unit Value	22.224605	15.104780	19.269877	32.391429	41.273653	14.981441	16.680348

Investments in Funds, shares outstanding	105,090	4,504,570	70,066	6,869,471	45,851	2,248,655	12,072
Investments in Funds, at cost	$2,193,879	$65,298,983	$1,146,874	$175,139,746	$1,624,891	$29,798,030	$176,733

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,667	1,205,831	5,416	4,313,446	7,339	576,097	886
Total expenses	9,667	1,205,831	5,416	4,313,446	7,339	576,097	886
Net investment income (loss)	(9,667)	(1,205,831)	(5,416)	(4,313,446)	(7,339)	(576,097)	(886)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,507	3,123,663	33,996	25,025,905	86,303	1,786,852	7,186
Net change in unrealized appreciation
(depreciation) on investments in Funds	174,233	1,849,704	32,148	23,203,467	149,664	3,761,939	13,736
Net realized and unrealized gain (loss)	176,740	4,973,367	66,144	48,229,372	235,967	5,548,791	20,922

Net change in net assets
from operations	$167,073	$3,767,536	$60,728	$43,915,926	$228,628	$4,972,694	$20,036

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Assets
Investments in Funds, at fair value	$52,049,181	$1,116,200	$137,284,978	$465,583	$52,286,284	$294,717	$372,728,957
Receivables:
Investments in Fund shares sold	3,890	122	12,120	—	42,842	—	149,722
Investment Division units sold	21,700	—	18,855	—	5,133	—	83,460
Total assets	52,074,771	1,116,322	137,315,953	465,583	52,334,259	294,717	372,962,139

Liabilities
Payables:
Investments in Fund shares purchased	21,700	—	18,855	—	5,133	—	83,460
Investment Division units redeemed	1,909	108	6,872	—	40,905	—	135,245
Insurance fees due to Jackson
of New York	1,981	14	5,248	—	1,937	—	14,477
Total liabilities	25,590	122	30,975	—	47,975	—	233,182
Net assets	$52,049,181	$1,116,200	$137,284,978	$465,583	$52,286,284	$294,717	$372,728,957
Maximum Unit Value	13.503302	13.578290	21.067761	21.741540	14.157224	13.752160	213.083471
Minimum Unit Value	11.800258	13.333835	15.628469	19.904812	9.367252	13.147254	49.770337

Investments in Funds, shares outstanding	4,000,706	84,497	7,643,930	25,235	4,220,039	23,170	4,065,986
Investments in Funds, at cost	$54,486,126	$1,161,982	$100,243,589	$413,096	$47,174,688	$295,666	$215,693,648

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	835,714	5,156	2,004,172	2,259	820,527	1,455	5,130,460
Total expenses	835,714	5,156	2,004,172	2,259	820,527	1,455	5,130,460
Net investment income (loss)	(835,714)	(5,156)	(2,004,172)	(2,259)	(820,527)	(1,455)	(5,130,460)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(1,444,192)	(7,462)	7,459,942	5,365	3,816,473	2,096	37,874,973
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,263,939	127,421	5,499,820	30,608	(5,404,966)	(12,518)	58,223,052
Net realized and unrealized gain (loss)	6,819,747	119,959	12,959,762	35,973	(1,588,493)	(10,422)	96,098,025

Net change in net assets
from operations	$5,984,033	$114,803	$10,955,590	$33,714	$(2,409,020)	$(11,877)	$90,967,565

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Assets
Investments in Funds, at fair value	$3,621,646	$61,145,366	$791,752	$80,478,165	$1,558,981	$8,156,303	$188,852
Receivables:
Investments in Fund shares sold	524	6,057	68	68,393	—	72,183	—
Investment Division units sold	—	29,328	—	12,056	—	110	—
Total assets	3,622,170	61,180,751	791,820	80,558,614	1,558,981	8,228,596	188,852

Liabilities
Payables:
Investments in Fund shares purchased	—	29,328	—	12,056	—	110	—
Investment Division units redeemed	474	3,689	57	65,433	—	71,874	—
Insurance fees due to Jackson
of New York	50	2,368	11	2,960	—	309	—
Total liabilities	524	35,385	68	80,449	—	72,293	—
Net assets	$3,621,646	$61,145,366	$791,752	$80,478,165	$1,558,981	$8,156,303	$188,852
Maximum Unit Value	222.558475	33.508801	31.214640	28.057252	27.839025	13.822723	13.730044
Minimum Unit Value	176.093506	15.702303	27.086978	24.174535	26.845154	12.127402	13.512612

Investments in Funds, shares outstanding	37,176	3,361,482	42,025	2,868,074	54,396	858,558	19,672
Investments in Funds, at cost	$2,590,442	$57,748,342	$785,872	$56,029,199	$1,081,942	$9,181,410	$213,543

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Investment Income
Dividends	$—	$1,150,676	$15,917	$—	$—	$417,613	$10,140
Expenses
Asset-based charges	17,758	885,580	3,626	1,089,404	8,371	117,104	789
Total expenses	17,758	885,580	3,626	1,089,404	8,371	117,104	789
Net investment income (loss)	(17,758)	265,096	12,291	(1,089,404)	(8,371)	300,509	9,351

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	4,674,800	55,266	—	—	—	—
Sales of investments in Funds	443,982	2,658,518	27,873	10,920,027	159,070	(352,439)	(403)
Net change in unrealized appreciation
(depreciation) on investments in Funds	488,303	(6,001,536)	(65,275)	8,726,410	232,117	357,086	(1,681)
Net realized and unrealized gain (loss)	932,285	1,331,782	17,864	19,646,437	391,187	4,647	(2,084)

Net change in net assets
from operations	$914,527	$1,596,878	$30,155	$18,557,033	$382,816	$305,156	$7,267

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$20,246,168	$814,022	$76,512,237	$954,673	$39,178,922	$2,303,761	$130,376,184
Receivables:
Investments in Fund shares sold	34,138	—	29,096	—	13,769	—	92,922
Investment Division units sold	395	15,069	4,030	—	6,443	—	69,158
Total assets	20,280,701	829,091	76,545,363	954,673	39,199,134	2,303,761	130,538,264

Liabilities
Payables:
Investments in Fund shares purchased	395	15,069	4,030	—	6,443	—	69,158
Investment Division units redeemed	33,384	—	26,177	—	12,328	—	87,893
Insurance fees due to Jackson
of New York	754	—	2,919	—	1,441	—	5,029
Total liabilities	34,533	15,069	33,126	—	20,212	—	162,080
Net assets	$20,246,168	$814,022	$76,512,237	$954,673	$39,178,922	$2,303,761	$130,376,184
Maximum Unit Value	13.615702	13.574800	100.888190	104.518816	32.724183	32.205191	29.089664
Minimum Unit Value	12.191690	13.388393	41.367303	89.844475	24.807404	17.050905	15.691633

Investments in Funds, shares outstanding	1,774,423	70,846	2,624,777	30,230	2,986,198	172,437	10,059,891
Investments in Funds, at cost	$20,021,282	$821,438	$43,975,683	$725,968	$32,784,043	$1,664,696	$129,187,372

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$474,403	$20,761	$—	$—	$—	$—	$—
Expenses
Asset-based charges	291,634	3,162	1,066,131	4,650	510,039	9,957	1,946,811
Total expenses	291,634	3,162	1,066,131	4,650	510,039	9,957	1,946,811
Net investment income (loss)	182,769	17,599	(1,066,131)	(4,650)	(510,039)	(9,957)	(1,946,811)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	263,569	18,319	7,673,319	124,754	1,648,951	96,976	(45,575)
Net change in unrealized appreciation
(depreciation) on investments in Funds	146,801	(16,684)	6,325,253	54,195	1,613,205	106,214	3,213,524
Net realized and unrealized gain (loss)	410,370	1,635	13,998,572	178,949	3,262,156	203,190	3,167,949

Net change in net assets
from operations	$593,139	$19,234	$12,932,441	$174,299	$2,752,117	$193,233	$1,221,138

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$1,770,918	$10,113,092	$43,529	$125,897,540	$1,190,544	$68,628,659	$1,151,795
Receivables:
Investments in Fund shares sold	—	2,478	—	98,207	99	36,520	—
Investment Division units sold	—	33	—	16,769	—	4,517	—
Total assets	1,770,918	10,115,603	43,529	126,012,516	1,190,643	68,669,696	1,151,795

Liabilities
Payables:
Investments in Fund shares purchased	—	33	—	16,769	—	4,517	—
Investment Division units redeemed	—	2,128	—	93,526	84	34,135	—
Insurance fees due to Jackson
of New York	—	350	—	4,681	15	2,385	—
Total liabilities	—	2,511	—	114,976	99	41,037	—
Net assets	$1,770,918	$10,113,092	$43,529	$125,897,540	$1,190,544	$68,628,659	$1,151,795
Maximum Unit Value	29.922139	12.565832	12.280208	31.811477	31.425541	11.849577	11.581267
Minimum Unit Value	25.965951	10.290186	N/A	25.710447	29.658267	9.454377	11.006179

Investments in Funds, shares outstanding	124,537	828,263	3,562	4,831,064	44,774	6,354,505	104,804
Investments in Funds, at cost	$1,769,057	$9,337,474	$42,370	$91,314,096	$961,376	$68,986,066	$1,148,417

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	7,278	124,915	182	1,750,488	5,854	909,271	6,509
Total expenses	7,278	124,915	182	1,750,488	5,854	909,271	6,509
Net investment income (loss)	(7,278)	(124,915)	(182)	(1,750,488)	(5,854)	(909,271)	(6,509)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(1,871)	88,238	4	9,276,985	131,095	(388,762)	(8,877)
Net change in unrealized appreciation
(depreciation) on investments in Funds	28,471	555,536	2,774	6,346,226	24,322	2,159,615	42,388
Net realized and unrealized gain (loss)	26,600	643,774	2,778	15,623,211	155,417	1,770,853	33,511

Net change in net assets
from operations	$19,322	$518,859	$2,596	$13,872,723	$149,563	$861,582	$27,002

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments in Funds, at fair value	$119,790,847	$3,849,870	$50,392,760	$3,297,779	$53,323,880	$182,688	$123,459,976
Receivables:
Investments in Fund shares sold	412,135	—	9,643	—	22,720	6	170,602
Investment Division units sold	169,201	—	17,880	—	12,767	—	12,402
Total assets	120,372,183	3,849,870	50,420,283	3,297,779	53,359,367	182,694	123,642,980

Liabilities
Payables:
Investments in Fund shares purchased	169,201	—	17,880	—	12,767	—	12,402
Investment Division units redeemed	407,972	—	7,677	—	20,656	4	165,843
Insurance fees due to Jackson
of New York	4,163	—	1,966	—	2,064	2	4,759
Total liabilities	581,336	—	27,523	—	35,487	6	183,004
Net assets	$119,790,847	$3,849,870	$50,392,760	$3,297,779	$53,323,880	$182,688	$123,459,976
Maximum Unit Value	18.322947	18.686196	39.150265	40.515990	22.119677	22.108103	26.165542
Minimum Unit Value	9.656966	15.923505	17.074408	34.524956	17.037392	20.983414	16.714688

Investments in Funds, shares outstanding	119,790,847	3,849,870	4,147,552	262,353	2,933,107	9,827	7,635,125
Investments in Funds, at cost	$119,788,952	$3,849,997	$50,034,672	$3,204,928	$46,079,123	$168,455	$97,706,565

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$5,639,411	$180,571	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,548,177	20,987	741,866	10,592	790,179	1,093	1,829,483
Total expenses	1,548,177	20,987	741,866	10,592	790,179	1,093	1,829,483
Net investment income (loss)	4,091,234	159,584	(741,866)	(10,592)	(790,179)	(1,093)	(1,829,483)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	14,748	6,097	2,632,261	13,886	5,850,935
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	916,865	40,924	796,223	5,807	2,269,265
Net realized and unrealized gain (loss)	—	—	931,613	47,021	3,428,484	19,693	8,120,200

Net change in net assets
from operations	$4,091,234	$159,584	$189,747	$36,429	$2,638,305	$18,600	$6,290,717

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Assets
Investments in Funds, at fair value	$568,673	$411,443,238	$1,869,211	$36,631,049	$424,238	$24,412,095	$384,181
Receivables:
Investments in Fund shares sold	—	162,584	175	25,212	10	26,603	96
Investment Division units sold	—	3,234	—	170	—	4,762	—
Total assets	568,673	411,609,056	1,869,386	36,656,431	424,248	24,443,460	384,277

Liabilities
Payables:
Investments in Fund shares purchased	—	3,234	—	170	—	4,762	—
Investment Division units redeemed	—	147,006	152	23,861	5	25,757	91
Insurance fees due to Jackson
of New York	—	15,578	23	1,351	5	846	5
Total liabilities	—	165,818	175	25,382	10	31,365	96
Net assets	$568,673	$411,443,238	$1,869,211	$36,631,049	$424,238	$24,412,095	$384,181
Maximum Unit Value	26.490279	53.987325	51.535849	14.892949	14.783016	16.956902	16.678938
Minimum Unit Value	24.243372	35.829979	40.707245	12.600909	14.517265	13.508246	16.198990

Investments in Funds, shares outstanding	36,129	9,998,621	44,442	2,470,064	28,003	1,908,686	29,991
Investments in Funds, at cost	$477,123	$220,994,126	$1,461,230	$33,485,250	$388,115	$23,691,052	$391,332

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$524,643	$9,532
Expenses
Asset-based charges	3,424	5,981,678	7,289	493,457	2,223	327,830	1,694
Total expenses	3,424	5,981,678	7,289	493,457	2,223	327,830	1,694
Net investment income (loss)	(3,424)	(5,981,678)	(7,289)	(493,457)	(2,223)	196,813	7,838

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	1,553,570	24,216
Sales of investments in Funds	2,785	47,769,652	152,324	1,596,562	54,840	664,323	25,009
Net change in unrealized appreciation
(depreciation) on investments in Funds	34,131	27,581,933	108,478	(480,987)	(28,677)	(1,647,641)	(40,809)
Net realized and unrealized gain (loss)	36,916	75,351,585	260,802	1,115,575	26,163	570,252	8,416

Net change in net assets
from operations	$33,492	$69,369,907	$253,513	$622,118	$23,940	$767,065	$16,254

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$31,887,448	$233,363	$104,394,018	$527,537	$147,669,931	$2,062,442	$47,901,469
Receivables:
Investments in Fund shares sold	72,808	—	21,983	—	214,516	126	30,933
Investment Division units sold	6,250	—	400	—	19,858	—	8,080
Total assets	31,966,506	233,363	104,416,401	527,537	147,904,305	2,062,568	47,940,482

Liabilities
Payables:
Investments in Fund shares purchased	6,250	—	400	—	19,858	—	8,080
Investment Division units redeemed	71,635	—	17,756	—	208,831	100	29,029
Insurance fees due to Jackson
of New York	1,173	—	4,227	—	5,685	26	1,904
Total liabilities	79,058	—	22,383	—	234,374	126	39,013
Net assets	$31,887,448	$233,363	$104,394,018	$527,537	$147,669,931	$2,062,442	$47,901,469
Maximum Unit Value	16.966664	16.855047	57.557304	58.840512	68.084985	69.519998	15.731406
Minimum Unit Value	14.618551	16.794363	32.230737	52.123247	41.368553	61.781758	12.308763

Investments in Funds, shares outstanding	1,937,269	13,874	3,558,078	17,376	3,874,834	51,038	3,214,864
Investments in Funds, at cost	$26,347,339	$229,195	$66,636,921	$446,517	$119,725,674	$1,782,094	$37,061,093

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	433,849	374	1,624,549	2,835	2,066,379	9,017	748,226
Total expenses	433,849	374	1,624,549	2,835	2,066,379	9,017	748,226
Net investment income (loss)	(433,849)	(374)	(1,624,549)	(2,835)	(2,066,379)	(9,017)	(748,226)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,492,610	1,908	9,546,206	40,856	6,418,316	28,565	2,309,378
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,239,350	1,737	6,406,082	26,229	15,691,928	258,675	1,905,754
Net realized and unrealized gain (loss)	3,731,960	3,645	15,952,288	67,085	22,110,244	287,240	4,215,132

Net change in net assets
from operations	$3,298,111	$3,271	$14,327,739	$64,250	$20,043,865	$278,223	$3,466,906

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Assets
Investments in Funds, at fair value	$149,196	$92,174,931	$938,298	$169,195,169	$1,241,988	$55,142,295	$—
Receivables:
Investments in Fund shares sold	—	406,652	—	14,413	23	4,620	—
Investment Division units sold	—	17,502	—	1,600	—	—	—
Total assets	149,196	92,599,085	938,298	169,211,182	1,242,011	55,146,915	—

Liabilities
Payables:
Investments in Fund shares purchased	—	17,502	—	1,600	—	—	—
Investment Division units redeemed	—	403,387	—	7,536	4	2,369	—
Insurance fees due to Jackson
of New York	—	3,265	—	6,877	19	2,251	—
Total liabilities	—	424,154	—	16,013	23	4,620	—
Net assets	$149,196	$92,174,931	$938,298	$169,195,169	$1,241,988	$55,142,295	$—
Maximum Unit Value	15.569141	17.348520	17.223858	48.802035	54.058169	16.967730	N/A
Minimum Unit Value	15.078558	15.220123	16.682153	31.396898	39.245706	13.043353	N/A

Investments in Funds, shares outstanding	9,815	5,499,698	55,194	4,265,066	30,629	3,459,366	—
Investments in Funds, at cost	$119,538	$72,840,690	$755,188	$101,901,377	$997,502	$45,683,122	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	749	1,106,441	4,333	2,564,161	7,102	893,922	—
Total expenses	749	1,106,441	4,333	2,564,161	7,102	893,922	—
Net investment income (loss)	(749)	(1,106,441)	(4,333)	(2,564,161)	(7,102)	(893,922)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,730	4,360,552	36,824	11,829,042	29,752	2,427,547	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,490	9,581,862	99,897	9,818,143	137,786	314,367	—
Net realized and unrealized gain (loss)	13,220	13,942,414	136,721	21,647,185	167,538	2,741,914	—

Net change in net assets
from operations	$12,471	$12,835,973	$132,388	$19,083,024	$160,436	$1,847,992	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$320,225,760	$827,187	$146,971,275	$59,039	$293,711,148	$—	$220,855,653
Receivables:
Investments in Fund shares sold	27,738	—	11,776	—	44,670	—	339,300
Investment Division units sold	1,969	—	148	—	—	—	24,872
Total assets	320,255,467	827,187	146,983,199	59,039	293,755,818	—	221,219,825

Liabilities
Payables:
Investments in Fund shares purchased	1,969	—	148	—	—	—	24,872
Investment Division units redeemed	14,741	—	5,812	—	32,769	—	331,080
Insurance fees due to Jackson
of New York	12,997	—	5,964	—	11,901	—	8,220
Total liabilities	29,707	—	11,924	—	44,670	—	364,172
Net assets	$320,225,760	$827,187	$146,971,275	$59,039	$293,711,148	$—	$220,855,653
Maximum Unit Value	45.340973	31.551920	22.222200	20.363244	35.869544	N/A	159.641147
Minimum Unit Value	29.563814	N/A	16.570742	N/A	23.704475	N/A	51.840250

Investments in Funds, shares outstanding	10,038,425	25,374	7,137,993	2,806	11,184,735	—	3,170,025
Investments in Funds, at cost	$179,605,015	$662,355	$102,149,493	$57,727	$179,851,176	$—	$159,204,860

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,968,896	3,803	2,372,544	263	4,624,469	144	3,003,002
Total expenses	4,968,896	3,803	2,372,544	263	4,624,469	144	3,003,002
Net investment income (loss)	(4,968,896)	(3,803)	(2,372,544)	(263)	(4,624,469)	(144)	(3,003,002)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	28,035,294	17,550	10,929,570	(8)	21,945,638	2,770	14,796,433
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,888,168	81,837	260,766	4,135	7,282,351	119	14,136,616
Net realized and unrealized gain (loss)	38,923,462	99,387	11,190,336	4,127	29,227,989	2,889	28,933,049

Net change in net assets
from operations	$33,954,566	$95,584	$8,817,792	$3,864	$24,603,520	$2,745	$25,930,047

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Assets
Investments in Funds, at fair value	$3,374,162	$1,132,610	$—	$67,417,116	$2,175,092	$84,862,429	$1,015,506
Receivables:
Investments in Fund shares sold	200	88	—	26,393	—	6,468	—
Investment Division units sold	5,023	—	—	7,128	—	385	—
Total assets	3,379,385	1,132,698	—	67,450,637	2,175,092	84,869,282	1,015,506

Liabilities
Payables:
Investments in Fund shares purchased	5,023	—	—	7,128	—	385	—
Investment Division units redeemed	154	43	—	23,890	—	3,214	—
Insurance fees due to Jackson
of New York	46	45	—	2,503	—	3,254	—
Total liabilities	5,223	88	—	33,521	—	6,853	—
Net assets	$3,374,162	$1,132,610	$—	$67,417,116	$2,175,092	$84,862,429	$1,015,506
Maximum Unit Value	163.722561	10.279952	N/A	29.951433	30.929859	27.098339	27.391444
Minimum Unit Value	139.517168	10.264101	N/A	15.149070	26.356408	18.418091	24.076202

Investments in Funds, shares outstanding	46,190	109,962	—	5,118,991	154,262	4,594,609	53,448
Investments in Funds, at cost	$2,816,564	$1,121,304	$—	$68,731,661	$2,215,659	$62,019,029	$794,736

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	15,779	2,272	—	909,266	8,380	1,220,628	5,801
Total expenses	15,779	2,272	—	909,266	8,380	1,220,628	5,801
Net investment income (loss)	(15,779)	(2,272)	—	(909,266)	(8,380)	(1,220,628)	(5,801)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	162,292	64	—	(562,451)	(1,149)	5,523,203	7,646
Net change in unrealized appreciation
(depreciation) on investments in Funds	261,727	11,306	—	1,261,959	24,626	6,232,382	121,762
Net realized and unrealized gain (loss)	424,019	11,370	—	699,508	23,477	11,755,585	129,408

Net change in net assets
from operations	$408,240	$9,098	$—	$(209,758)	$15,097	$10,534,957	$123,607

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Assets
Investments in Funds, at fair value	$8,694,874	$101,744	$31,955,231	$83,127	$25,305,036	$794,063	$82,538,849
Receivables:
Investments in Fund shares sold	707	—	68,685	—	1,418	—	8,393
Investment Division units sold	28,109	—	27	—	760	—	5,779
Total assets	8,723,690	101,744	32,023,943	83,127	25,307,214	794,063	82,553,021

Liabilities
Payables:
Investments in Fund shares purchased	28,109	—	27	—	760	—	5,779
Investment Division units redeemed	419	—	67,433	—	533	—	5,371
Insurance fees due to Jackson
of New York	288	—	1,252	—	885	—	3,022
Total liabilities	28,816	—	68,712	—	2,178	—	14,172
Net assets	$8,694,874	$101,744	$31,955,231	$83,127	$25,305,036	$794,063	$82,538,849
Maximum Unit Value	18.598118	18.136615	20.278357	20.084674	11.037571	10.975951	18.556572
Minimum Unit Value	14.638023	16.846912	17.677798	19.829690	9.841729	10.848426	10.700087

Investments in Funds, shares outstanding	577,349	6,725	1,709,750	4,382	2,540,666	79,248	7,152,413
Investments in Funds, at cost	$8,611,455	$101,894	$23,207,120	$67,082	$25,946,942	$805,633	$85,691,025

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Investment Income
Dividends	$263,707	$3,399	$13,038	$287	$1,559,125	$50,635	$—
Expenses
Asset-based charges	107,277	560	451,418	913	303,436	3,885	1,118,146
Total expenses	107,277	560	451,418	913	303,436	3,885	1,118,146
Net investment income (loss)	156,430	2,839	(438,380)	(626)	1,255,689	46,750	(1,118,146)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	637,714	1,894	—	—	—
Sales of investments in Funds	163,923	64	2,427,662	18,388	123,834	1,099	(727,223)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(371,573)	(2,081)	3,179,725	4,725	(485,445)	(11,990)	1,357,181
Net realized and unrealized gain (loss)	(207,650)	(2,017)	6,245,101	25,007	(361,611)	(10,891)	629,958

Net change in net assets
from operations	$(51,220)	$822	$5,806,721	$24,381	$894,078	$35,859	$(488,188)

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Assets
Investments in Funds, at fair value	$1,291,223	$56,546,781	$496,320	$119,636,946	$325,259	$24,220,080	$172,965
Receivables:
Investments in Fund shares sold	—	107,966	—	157,922	—	82,051	—
Investment Division units sold	—	9,266	—	8,394	—	24,667	—
Total assets	1,291,223	56,664,013	496,320	119,803,262	325,259	24,326,798	172,965

Liabilities
Payables:
Investments in Fund shares purchased	—	9,266	—	8,394	—	24,667	—
Investment Division units redeemed	—	105,879	—	153,416	—	81,134	—
Insurance fees due to Jackson
of New York	—	2,087	—	4,506	—	917	—
Total liabilities	—	117,232	—	166,316	—	106,718	—
Net assets	$1,291,223	$56,546,781	$496,320	$119,636,946	$325,259	$24,220,080	$172,965
Maximum Unit Value	18.948577	52.466808	28.448085	95.298962	98.085692	17.469670	17.324147
Minimum Unit Value	16.862835	15.362323	24.901692	55.061456	91.532259	14.674262	17.073793

Investments in Funds, shares outstanding	106,099	2,165,714	20,013	2,357,843	6,156	1,386,381	9,663
Investments in Funds, at cost	$1,337,789	$40,469,529	$426,697	$74,969,161	$252,764	$21,027,968	$154,128

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,941	733,588	2,307	1,566,087	1,554	338,508	773
Total expenses	4,941	733,588	2,307	1,566,087	1,554	338,508	773
Net investment income (loss)	(4,941)	(733,588)	(2,307)	(1,566,087)	(1,554)	(338,508)	(773)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(6,346)	7,062,831	78,323	11,160,536	22,632	1,356,856	2,910
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,378	9,525,147	43,838	13,643,947	43,507	1,652,090	14,766
Net realized and unrealized gain (loss)	14,032	16,587,978	122,161	24,804,483	66,139	3,008,946	17,676

Net change in net assets
from operations	$9,091	$15,854,390	$119,854	$23,238,396	$64,585	$2,670,438	$16,903

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Assets
Investments in Funds, at fair value	$81,732,235	$952,437	$60,646,871	$637,619	$135,694,532	$3,735,205	$130,507,257
Receivables:
Investments in Fund shares sold	71,657	—	49,327	—	73,443	50	75,513
Investment Division units sold	44,151	—	14,148	—	35,215	—	23,450
Total assets	81,848,043	952,437	60,710,346	637,619	135,803,190	3,735,255	130,606,220

Liabilities
Payables:
Investments in Fund shares purchased	44,151	—	14,148	—	35,215	—	23,450
Investment Division units redeemed	68,637	—	47,055	—	68,262	3	70,524
Insurance fees due to Jackson
of New York	3,020	—	2,272	—	5,181	47	4,989
Total liabilities	115,808	—	63,475	—	108,658	50	98,963
Net assets	$81,732,235	$952,437	$60,646,871	$637,619	$135,694,532	$3,735,205	$130,507,257
Maximum Unit Value	52.789985	52.418705	13.198232	13.244368	64.254493	66.167833	40.989771
Minimum Unit Value	29.732738	47.654666	9.710075	12.547434	34.396831	57.924624	23.684636

Investments in Funds, shares outstanding	1,548,252	17,586	5,237,208	53,944	3,583,167	94,947	5,241,255
Investments in Funds, at cost	$60,974,258	$763,170	$58,075,617	$626,955	$106,809,189	$3,430,068	$89,923,058

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,117,844	3,888	925,915	3,015	2,117,233	19,541	1,702,338
Total expenses	1,117,844	3,888	925,915	3,015	2,117,233	19,541	1,702,338
Net investment income (loss)	(1,117,844)	(3,888)	(925,915)	(3,015)	(2,117,233)	(19,541)	(1,702,338)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	5,723,188	22,387	1,335,403	1,091	15,475,437	163,152	13,417,268
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,244,244	83,507	2,814,160	34,019	(5,936,461)	177,910	17,835,237
Net realized and unrealized gain (loss)	10,967,432	105,894	4,149,563	35,110	9,538,976	341,062	31,252,505

Net change in net assets
from operations	$9,849,588	$102,006	$3,223,648	$32,095	$7,421,743	$321,521	$29,550,167

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Assets
Investments in Funds, at fair value	$597,897	$273,216,240	$937,762	$17,838,654	$245,246	$641,375,334	$3,199,867
Receivables:
Investments in Fund shares sold	—	268,915	—	16,007	—	402,996	134
Investment Division units sold	—	195,686	—	400	—	90,134	—
Total assets	597,897	273,680,841	937,762	17,855,061	245,246	641,868,464	3,200,001

Liabilities
Payables:
Investments in Fund shares purchased	—	195,686	—	400	—	90,134	—
Investment Division units redeemed	—	258,456	—	15,352	—	377,967	92
Insurance fees due to Jackson
of New York	—	10,459	—	655	—	25,029	42
Total liabilities	—	464,601	—	16,407	—	493,130	134
Net assets	$597,897	$273,216,240	$937,762	$17,838,654	$245,246	$641,375,334	$3,199,867
Maximum Unit Value	42.225320	70.927436	72.970745	20.679901	20.602279	113.867618	95.722186
Minimum Unit Value	36.964565	40.999847	63.878937	17.882603	20.231286	49.768116	78.613931

Investments in Funds, shares outstanding	23,438	6,217,939	20,784	862,604	11,563	10,296,602	49,259
Investments in Funds, at cost	$450,208	$213,665,034	$875,885	$15,067,071	$188,284	$326,791,877	$2,267,105

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,764	4,243,991	5,082	223,801	1,071	8,472,660	12,913
Total expenses	2,764	4,243,991	5,082	223,801	1,071	8,472,660	12,913
Net investment income (loss)	(2,764)	(4,243,991)	(5,082)	(223,801)	(1,071)	(8,472,660)	(12,913)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	53,074	22,035,582	50,840	1,848,100	11,666	78,953,922	393,027
Net change in unrealized appreciation
(depreciation) on investments in Funds	100,661	(14,636,474)	(23,320)	328,844	21,110	94,040,283	400,624
Net realized and unrealized gain (loss)	153,735	7,399,108	27,520	2,176,944	32,776	172,994,205	793,651

Net change in net assets
from operations	$150,971	$3,155,117	$22,438	$1,953,143	$31,705	$164,521,545	$780,738

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Assets
Investments in Funds, at fair value	$163,044,281	$2,572,534	$10,079,511	$169,011	$606,371,945	$5,068,606	$16,639,048
Receivables:
Investments in Fund shares sold	27,842	175	16,603	—	222,668	222	88,452
Investment Division units sold	18,021	—	9,841	—	148,260	—	2,090
Total assets	163,090,144	2,572,709	10,105,955	169,011	606,742,873	5,068,828	16,729,590

Liabilities
Payables:
Investments in Fund shares purchased	18,021	—	9,841	—	148,260	—	2,090
Investment Division units redeemed	21,667	141	16,233	—	199,862	153	87,830
Insurance fees due to Jackson
of New York	6,175	34	370	—	22,806	69	622
Total liabilities	45,863	175	26,444	—	370,928	222	90,542
Net assets	$163,044,281	$2,572,534	$10,079,511	$169,011	$606,371,945	$5,068,606	$16,639,048
Maximum Unit Value	33.195674	33.919602	16.000159	15.920354	121.704380	117.938335	13.939936
Minimum Unit Value	18.910464	30.185883	13.836969	15.633714	73.758470	96.580746	11.791501

Investments in Funds, shares outstanding	10,293,200	153,218	629,969	10,312	8,001,741	99,717	1,193,619
Investments in Funds, at cost	$149,121,655	$2,377,353	$9,612,718	$152,865	$375,301,069	$3,566,678	$15,530,086

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,496,059	12,669	157,657	886	7,898,575	24,323	238,243
Total expenses	2,496,059	12,669	157,657	886	7,898,575	24,323	238,243
Net investment income (loss)	(2,496,059)	(12,669)	(157,657)	(886)	(7,898,575)	(24,323)	(238,243)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	4,730,512	76,523	566,542	4,024	56,768,685	677,134	426,178
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,215,102	12,264	(773,455)	(7,584)	67,763,375	415,276	418,154
Net realized and unrealized gain (loss)	5,945,614	88,787	(206,913)	(3,560)	124,532,060	1,092,410	844,332

Net change in net assets
from operations	$3,449,555	$76,118	$(364,570)	$(4,446)	$116,633,485	$1,068,087	$606,089

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Assets
Investments in Funds, at fair value	$370,850	$273,848,315	$3,362,994	$1,343,422,933	$197,248,521	$2,683,269	$451,489,321
Receivables:
Investments in Fund shares sold	—	77,861	—	254,086	17,464	130	374,152
Investment Division units sold	—	44,345	—	316,490	39,345	—	1,954
Total assets	370,850	273,970,521	3,362,994	1,343,993,509	197,305,330	2,683,399	451,865,427

Liabilities
Payables:
Investments in Fund shares purchased	—	44,345	—	316,490	39,345	—	1,954
Investment Division units redeemed	—	67,525	—	203,913	9,926	94	356,441
Insurance fees due to Jackson
of New York	—	10,336	—	50,173	7,538	36	17,711
Total liabilities	—	122,206	—	570,576	56,809	130	376,106
Net assets	$370,850	$273,848,315	$3,362,994	$1,343,422,933	$197,248,521	$2,683,269	$451,489,321
Maximum Unit Value	13.832011	76.394520	77.757938	70.502997	60.785539	61.895301	24.580000
Minimum Unit Value	13.583099	43.518519	69.198817	40.101895	34.637635	52.008337	20.838560

Investments in Funds, shares outstanding	26,043	7,653,670	90,452	28,915,689	6,947,817	90,958	18,368,158
Investments in Funds, at cost	$349,895	$184,787,755	$2,637,050	$834,293,639	$150,977,834	$2,170,540	$319,024,516

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,913	3,811,461	15,082	17,378,428	2,788,307	12,446	6,562,127
Total expenses	1,913	3,811,461	15,082	17,378,428	2,788,307	12,446	6,562,127
Net investment income (loss)	(1,913)	(3,811,461)	(15,082)	(17,378,428)	(2,788,307)	(12,446)	(6,562,127)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	3,583	18,743,959	105,163	103,821,417	10,266,939	51,898	27,017,545
Net change in unrealized appreciation
(depreciation) on investments in Funds	18,480	15,312,899	276,706	165,342,519	5,229,538	144,056	67,551,085
Net realized and unrealized gain (loss)	22,063	34,056,858	381,869	269,163,936	15,496,477	195,954	94,568,630

Net change in net assets
from operations	$20,150	$30,245,397	$366,787	$251,785,508	$12,708,170	$183,508	$88,006,503

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Assets
Investments in Funds, at fair value	$2,149,022	$38,426,242	$318,713	$18,771,376	$620,797	$153,452,093	$1,309,827
Receivables:
Investments in Fund shares sold	—	15,174	—	1,863	—	43,749	—
Investment Division units sold	—	27,479	—	67	—	158,710	—
Total assets	2,149,022	38,468,895	318,713	18,773,306	620,797	153,654,552	1,309,827

Liabilities
Payables:
Investments in Fund shares purchased	—	27,479	—	67	—	158,710	—
Investment Division units redeemed	—	13,747	—	1,225	—	37,725	—
Insurance fees due to Jackson
of New York	—	1,427	—	638	—	6,024	—
Total liabilities	—	42,653	—	1,930	—	202,459	—
Net assets	$2,149,022	$38,426,242	$318,713	$18,771,376	$620,797	$153,452,093	$1,309,827
Maximum Unit Value	24.478251	26.027116	25.489425	55.349578	55.014805	50.464208	50.852445
Minimum Unit Value	24.037871	20.606220	22.799823	33.228535	49.381894	31.156865	46.543467

Investments in Funds, shares outstanding	85,448	1,761,056	14,266	425,655	13,854	7,377,504	61,437
Investments in Funds, at cost	$1,628,669	$33,569,631	$266,709	$14,040,416	$492,186	$106,000,481	$1,054,166

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,981	421,950	1,547	228,277	2,636	2,232,184	5,875
Total expenses	9,981	421,950	1,547	228,277	2,636	2,232,184	5,875
Net investment income (loss)	(9,981)	(421,950)	(1,547)	(228,277)	(2,636)	(2,232,184)	(5,875)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	146,312	1,484,226	11,607	1,338,611	5,031	11,417,353	50,820
Net change in unrealized appreciation
(depreciation) on investments in Funds	285,610	5,271,641	54,874	1,787,090	86,838	8,424,188	98,311
Net realized and unrealized gain (loss)	431,922	6,755,867	66,481	3,125,701	91,869	19,841,541	149,131

Net change in net assets
from operations	$421,941	$6,333,917	$64,934	$2,897,424	$89,233	$17,609,357	$143,256

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Assets
Investments in Funds, at fair value	$1,444,401	$23,016	$—	$36,918,757	$923,186	$47,821,626	$650,929
Receivables:
Investments in Fund shares sold	3,504	—	—	6,583	—	36,521	64
Investment Division units sold	—	—	—	40,319	—	3,654	—
Total assets	1,447,905	23,016	—	36,965,659	923,186	47,861,801	650,993

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	40,319	—	3,654	—
Investment Division units redeemed	3,470	—	—	5,196	—	34,772	55
Insurance fees due to Jackson
of New York	34	—	—	1,387	—	1,749	9
Total liabilities	3,504	—	—	46,902	—	40,175	64
Net assets	$1,444,401	$23,016	$—	$36,918,757	$923,186	$47,821,626	$650,929
Maximum Unit Value	13.540027	10.687875	N/A	26.995808	26.749679	22.136145	22.013738
Minimum Unit Value	12.930882	10.659132	N/A	23.059633	26.306407	19.112907	21.657889

Investments in Funds, shares outstanding	106,677	2,139	—	1,401,623	34,268	3,765,482	50,421
Investments in Funds, at cost	$1,102,459	$23,996	$—	$28,798,005	$683,682	$47,072,958	$667,944

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar SMID Moat Focus Index Fund - Class I(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$365,754	$7,848
Expenses
Asset-based charges	11,380	32	—	474,620	4,242	639,803	2,817
Total expenses	11,380	32	—	474,620	4,242	639,803	2,817
Net investment income (loss)	(11,380)	(32)	—	(474,620)	(4,242)	(274,049)	5,031

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	3,639,495	58,778
Sales of investments in Funds	69,204	—	—	2,044,928	88,599	1,114,830	31,252
Net change in unrealized appreciation
(depreciation) on investments in Funds	165,548	(980)	—	3,901,983	75,310	(419,195)	(40,302)
Net realized and unrealized gain (loss)	234,752	(980)	—	5,946,911	163,909	4,335,130	49,728

Net change in net assets
from operations	$223,372	$(1,012)	$—	$5,472,291	$159,667	$4,061,081	$54,759

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Assets
Investments in Funds, at fair value	$2,941,257	$2,358,025	$49,262,368	$502,279	$108,934,749	$3,258,085	$58,409,132
Receivables:
Investments in Fund shares sold	3,188	97	3,351	—	103,932	45	21,436
Investment Division units sold	—	—	3,841	—	136,693	—	689
Total assets	2,944,445	2,358,122	49,269,560	502,279	109,175,374	3,258,130	58,431,257

Liabilities
Payables:
Investments in Fund shares purchased	—	—	3,841	—	136,693	—	689
Investment Division units redeemed	3,114	29	1,621	—	100,015	5	19,341
Insurance fees due to Jackson
of New York	74	68	1,730	—	3,917	40	2,095
Total liabilities	3,188	97	7,192	—	240,625	45	22,125
Net assets	$2,941,257	$2,358,025	$49,262,368	$502,279	$108,934,749	$3,258,085	$58,409,132
Maximum Unit Value	10.540652	13.109961	14.932577	14.950281	47.106535	45.742664	12.114468
Minimum Unit Value	9.223922	12.677548	11.015538	14.225662	35.007394	36.027377	10.436376

Investments in Funds, shares outstanding	175,283	179,865	3,848,623	38,342	3,249,843	95,210	4,975,224
Investments in Funds, at cost	$2,639,972	$1,930,611	$44,701,053	$467,062	$86,240,212	$2,553,388	$53,885,150

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	29,325	20,417	637,704	1,976	1,348,469	13,900	721,577
Total expenses	29,325	20,417	637,704	1,976	1,348,469	13,900	721,577
Net investment income (loss)	(29,325)	(20,417)	(637,704)	(1,976)	(1,348,469)	(13,900)	(721,577)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	75,837	62,958	914,880	11,614	5,319,089	101,156	856,361
Net change in unrealized appreciation
(depreciation) on investments in Funds	118,945	355,991	1,761,239	12,875	10,320,452	384,537	1,655,541
Net realized and unrealized gain (loss)	194,782	418,949	2,676,119	24,489	15,639,541	485,693	2,511,902

Net change in net assets
from operations	$165,457	$398,532	$2,038,415	$22,513	$14,291,072	$471,793	$1,790,325

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Assets
Investments in Funds, at fair value	$2,434,885	$37,337,226	$609,202	$72,514,173	$941,960	$85,735,774	$654,419
Receivables:
Investments in Fund shares sold	—	1,976	—	5,011	—	48,647	—
Investment Division units sold	—	19,006	15,069	13,132	—	15,893	—
Total assets	2,434,885	37,358,208	624,271	72,532,316	941,960	85,800,314	654,419

Liabilities
Payables:
Investments in Fund shares purchased	—	19,006	15,069	13,132	—	15,893	—
Investment Division units redeemed	—	603	—	2,280	—	45,477	—
Insurance fees due to Jackson
of New York	—	1,373	—	2,731	—	3,170	—
Total liabilities	—	20,982	15,069	18,143	—	64,540	—
Net assets	$2,434,885	$37,337,226	$609,202	$72,514,173	$941,960	$85,735,774	$654,419
Maximum Unit Value	12.033940	14.242555	13.487252	18.765106	18.998867	37.675895	38.780088
Minimum Unit Value	11.604447	11.003070	12.970859	12.195315	16.699510	20.338396	31.466315

Investments in Funds, shares outstanding	203,076	3,033,081	48,658	6,300,102	79,490	5,161,696	33,018
Investments in Funds, at cost	$2,308,836	$37,411,512	$614,830	$71,543,954	$938,452	$73,348,445	$586,331

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,824	522,474	3,329	1,051,723	4,848	1,182,609	2,601
Total expenses	9,824	522,474	3,329	1,051,723	4,848	1,182,609	2,601
Net investment income (loss)	(9,824)	(522,474)	(3,329)	(1,051,723)	(4,848)	(1,182,609)	(2,601)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	23,949	(161,409)	(1,976)	210,755	889	2,451,217	12,754
Net change in unrealized appreciation
(depreciation) on investments in Funds	63,320	1,217,285	19,015	1,392,182	22,668	4,149,439	32,513
Net realized and unrealized gain (loss)	87,269	1,055,876	17,039	1,602,937	23,557	6,600,656	45,267

Net change in net assets
from operations	$77,445	$533,402	$13,710	$551,214	$18,709	$5,418,047	$42,666

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Assets
Investments in Funds, at fair value	$18,945	$13,308	$46,210,705	$397,360	$23,865,832	$332,829	$162,450,960
Receivables:
Investments in Fund shares sold	—	—	10,221	—	1,420	8	86,814
Investment Division units sold	—	—	8,147	—	154,835	—	26,844
Total assets	18,945	13,308	46,229,073	397,360	24,022,087	332,837	162,564,618

Liabilities
Payables:
Investments in Fund shares purchased	—	—	8,147	—	154,835	—	26,844
Investment Division units redeemed	—	—	8,552	—	524	4	80,013
Insurance fees due to Jackson
of New York	—	—	1,669	—	896	4	6,801
Total liabilities	—	—	18,368	—	156,255	8	113,658
Net assets	$18,945	$13,308	$46,210,705	$397,360	$23,865,832	$332,829	$162,450,960
Maximum Unit Value	10.312413	10.408447	20.954699	19.528366	31.210132	31.584918	48.214531
Minimum Unit Value	N/A	N/A	14.501118	13.048136	20.966930	29.091093	27.352566

Investments in Funds, shares outstanding	1,820	1,275	3,585,004	30,356	2,457,861	34,562	6,699,009
Investments in Funds, at cost	$19,320	$13,448	$46,089,684	$386,887	$19,626,575	$278,396	$91,462,478

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Investment Grade Credit Fund- Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	21	3	637,740	1,996	332,062	1,826	2,606,021
Total expenses	21	3	637,740	1,996	332,062	1,826	2,606,021
Net investment income (loss)	(21)	(3)	(637,740)	(1,996)	(332,062)	(1,826)	(2,606,021)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(1)	—	(74,090)	873	1,027,878	51,134	15,664,529
Net change in unrealized appreciation
(depreciation) on investments in Funds	(375)	(140)	1,108,237	8,938	1,398,767	(5,570)	13,224,675
Net realized and unrealized gain (loss)	(376)	(140)	1,034,147	9,811	2,426,645	45,564	28,889,204

Net change in net assets
from operations	$(397)	$(143)	$396,407	$7,815	$2,094,583	$43,738	$26,283,183

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Assets
Investments in Funds, at fair value	$395,537	$33,621,658	$303,864	$2,217,415	$20,092	$904,392,604	$9,107,143
Receivables:
Investments in Fund shares sold	—	64,964	—	112	—	191,208	429
Investment Division units sold	—	—	—	1,600	20,092	71,936	—
Total assets	395,537	33,686,622	303,864	2,219,127	40,184	904,655,748	9,107,572

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	1,600	20,092	71,936	—
Investment Division units redeemed	—	63,880	—	29	—	159,081	308
Insurance fees due to Jackson
of New York	—	1,084	—	83	—	32,127	121
Total liabilities	—	64,964	—	1,712	20,092	263,144	429
Net assets	$395,537	$33,621,658	$303,864	$2,217,415	$20,092	$904,392,604	$9,107,143
Maximum Unit Value	48.898191	18.529998	18.311329	9.890794	9.911347	30.773085	30.218994
Minimum Unit Value	44.291846	14.885447	17.735186	9.875453	N/A	23.734317	28.559889

Investments in Funds, shares outstanding	16,027	1,814,445	16,060	223,755	2,025	32,380,688	319,549
Investments in Funds, at cost	$339,902	$27,001,253	$270,999	$2,252,259	$20,092	$667,161,287	$7,150,725

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,662	392,176	975	3,182	46	11,386,932	42,565
Total expenses	1,662	392,176	975	3,182	46	11,386,932	42,565
Net investment income (loss)	(1,662)	(392,176)	(975)	(3,182)	(46)	(11,386,932)	(42,565)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	816	1,549,457	253	(1,016)	652	41,951,074	437,642
Net change in unrealized appreciation
(depreciation) on investments in Funds	38,839	2,087,401	22,370	(34,844)	—	57,718,897	581,484
Net realized and unrealized gain (loss)	39,655	3,636,858	22,623	(35,860)	652	99,669,971	1,019,126

Net change in net assets
from operations	$37,993	$3,244,682	$21,648	$(39,042)	$606	$88,283,039	$976,561

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Assets
Investments in Funds, at fair value	$752,437,678	$6,682,044	$373,338,427	$3,059,353	$62,541,722	$2,875,641	$16,890,302
Receivables:
Investments in Fund shares sold	641,538	572	44,220	235	38,583	—	9,518
Investment Division units sold	72,815	—	35,276	—	87,395	—	—
Total assets	753,152,031	6,682,616	373,417,923	3,059,588	62,667,700	2,875,641	16,899,820

Liabilities
Payables:
Investments in Fund shares purchased	72,815	—	35,276	—	87,395	—	—
Investment Division units redeemed	612,845	486	29,323	198	36,266	—	8,961
Insurance fees due to Jackson
of New York	28,693	86	14,897	37	2,317	—	557
Total liabilities	714,353	572	79,496	235	125,978	—	9,518
Net assets	$752,437,678	$6,682,044	$373,338,427	$3,059,353	$62,541,722	$2,875,641	$16,890,302
Maximum Unit Value	237.918851	245.996155	269.815431	279.108055	13.795866	13.984316	13.522744
Minimum Unit Value	69.859481	194.640915	86.775404	237.837016	8.813821	12.797141	11.317170

Investments in Funds, shares outstanding	8,179,559	68,958	4,674,911	35,849	5,675,292	253,584	1,351,224
Investments in Funds, at cost	$451,694,859	$4,707,475	$258,934,885	$2,454,740	$58,871,964	$2,695,801	$15,194,428

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	10,221,837	31,814	5,579,321	14,596	881,454	11,336	196,445
Total expenses	10,221,837	31,814	5,579,321	14,596	881,454	11,336	196,445
Net investment income (loss)	(10,221,837)	(31,814)	(5,579,321)	(14,596)	(881,454)	(11,336)	(196,445)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	70,303,504	570,291	24,353,033	201,218	1,093,416	3,270	332,771
Net change in unrealized appreciation
(depreciation) on investments in Funds	118,384,115	1,201,653	9,013,527	83,921	1,922,034	132,282	922,287
Net realized and unrealized gain (loss)	188,687,619	1,771,944	33,366,560	285,139	3,015,450	135,552	1,255,058

Net change in net assets
from operations	$178,465,782	$1,740,130	$27,787,239	$270,543	$2,133,996	$124,216	$1,058,613

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Assets
Investments in Funds, at fair value	$134,562	$295,750,609	$4,074,983	$150,670,682	$6,473,239	$45,262,116	$997,048
Receivables:
Investments in Fund shares sold	—	101,564	—	128,305	—	2,398	—
Investment Division units sold	—	163,012	—	800	—	146	—
Total assets	134,562	296,015,185	4,074,983	150,799,787	6,473,239	45,264,660	997,048

Liabilities
Payables:
Investments in Fund shares purchased	—	163,012	—	800	—	146	—
Investment Division units redeemed	—	89,891	—	122,537	—	860	—
Insurance fees due to Jackson
of New York	—	11,673	—	5,768	—	1,538	—
Total liabilities	—	264,576	—	129,105	—	2,544	—
Net assets	$134,562	$295,750,609	$4,074,983	$150,670,682	$6,473,239	$45,262,116	$997,048
Maximum Unit Value	13.354059	74.452756	76.216192	16.439997	16.464256	13.359995	13.394884
Minimum Unit Value	13.066935	40.666856	67.077839	13.960488	16.168147	11.552969	13.154557

Investments in Funds, shares outstanding	10,671	10,498,779	135,652	9,164,883	381,902	3,387,883	72,302
Investments in Funds, at cost	$123,675	$211,907,201	$3,128,126	$128,975,122	$5,427,719	$40,326,439	$845,240

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	470	4,359,686	17,652	2,150,455	35,440	555,945	6,570
Total expenses	470	4,359,686	17,652	2,150,455	35,440	555,945	6,570
Net investment income (loss)	(470)	(4,359,686)	(17,652)	(2,150,455)	(35,440)	(555,945)	(6,570)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,344	18,851,342	209,192	3,976,219	230,025	1,007,724	176,874
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,030	21,687,814	314,532	13,229,513	580,393	2,039,094	(46,261)
Net realized and unrealized gain (loss)	8,374	40,539,156	523,724	17,205,732	810,418	3,046,818	130,613

Net change in net assets
from operations	$7,904	$36,179,470	$506,072	$15,055,277	$774,978	$2,490,873	$124,043

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Assets
Investments in Funds, at fair value	$64,089,450	$5,430,088	$198,671	$74,876,397	$883,613	$3,263,342	$9,660
Receivables:
Investments in Fund shares sold	123,412	—	—	5,959	16	34,181	—
Investment Division units sold	44	—	—	11,323	—	351	—
Total assets	64,212,906	5,430,088	198,671	74,893,679	883,629	3,297,874	9,660

Liabilities
Payables:
Investments in Fund shares purchased	44	—	—	11,323	—	351	—
Investment Division units redeemed	121,130	—	—	3,176	5	34,070	—
Insurance fees due to Jackson
of New York	2,282	—	—	2,783	11	111	—
Total liabilities	123,456	—	—	17,282	16	34,532	—
Net assets	$64,089,450	$5,430,088	$198,671	$74,876,397	$883,613	$3,263,342	$9,660
Maximum Unit Value	14.850003	14.880993	8.278884	24.937328	24.507688	14.245276	13.707027
Minimum Unit Value	12.841514	14.613290	8.201387	19.231803	23.808524	11.679959	N/A

Investments in Funds, shares outstanding	4,315,788	354,444	23,456	5,192,538	60,192	248,730	729
Investments in Funds, at cost	$54,477,388	$4,480,767	$232,452	$84,145,992	$963,584	$2,960,647	$8,963

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$2,083	$—	$—
Expenses
Asset-based charges	839,482	24,585	1,847	1,030,736	4,415	39,254	42
Total expenses	839,482	24,585	1,847	1,030,736	4,415	39,254	42
Net investment income (loss)	(839,482)	(24,585)	(1,847)	(1,030,736)	(2,332)	(39,254)	(42)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	1,810,951	20,712	—	—
Sales of investments in Funds	1,612,058	60,152	(12,936)	(1,219,731)	(13,881)	69,006	9
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,242,079	454,845	11,600	3,922,857	63,927	77,155	430
Net realized and unrealized gain (loss)	5,854,137	514,997	(1,336)	4,514,077	70,758	146,161	439

Net change in net assets
from operations	$5,014,655	$490,412	$(3,183)	$3,483,341	$68,426	$106,907	$397

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Assets
Investments in Funds, at fair value	$23,982,619	$84,080	$39,907,976	$453,775	$573,762,268	$2,884,793	$58,485,570
Receivables:
Investments in Fund shares sold	125,586	—	16,202	121	132,444	—	97,867
Investment Division units sold	778	—	72,776	—	397,591	—	—
Total assets	24,108,983	84,080	39,996,954	453,896	574,292,303	2,884,793	58,583,437

Liabilities
Payables:
Investments in Fund shares purchased	778	—	72,776	—	397,591	—	—
Investment Division units redeemed	124,705	—	14,658	115	111,040	—	95,606
Insurance fees due to Jackson
of New York	881	—	1,544	6	21,404	—	2,261
Total liabilities	126,364	—	88,978	121	530,035	—	97,867
Net assets	$23,982,619	$84,080	$39,907,976	$453,775	$573,762,268	$2,884,793	$58,485,570
Maximum Unit Value	12.191324	12.192348	35.259945	37.205528	110.421349	114.112693	19.200004
Minimum Unit Value	8.889641	11.577457	17.057664	31.720623	46.055682	90.288795	16.526419

Investments in Funds, shares outstanding	3,151,461	10,821	3,664,644	38,619	15,075,204	72,066	3,046,123
Investments in Funds, at cost	$28,452,503	$88,013	$45,577,829	$547,376	$400,089,914	$2,181,649	$42,522,993

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Investment Income
Dividends	$1,249,428	$4,494	$137,375	$2,898	$—	$—	$—
Expenses
Asset-based charges	339,259	432	656,403	2,062	7,924,164	13,684	838,841
Total expenses	339,259	432	656,403	2,062	7,924,164	13,684	838,841
Net investment income (loss)	910,169	4,062	(519,028)	836	(7,924,164)	(13,684)	(838,841)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(1,081,566)	(414)	(999,675)	(9,338)	34,744,471	60,225	3,316,597
Net change in unrealized appreciation
(depreciation) on investments in Funds	844,656	(188)	914,714	(579)	43,905,936	322,370	3,646,908
Net realized and unrealized gain (loss)	(236,910)	(602)	(84,961)	(9,917)	78,650,407	382,595	6,963,505

Net change in net assets
from operations	$673,259	$3,460	$(603,989)	$(9,081)	$70,726,243	$368,911	$6,124,664

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments in Funds, at fair value	$1,531,878	$43,566,648	$61,278	$54,211,658	$81,710
Receivables:
Investments in Fund shares sold	66	21,937	—	73,503	—
Investment Division units sold	—	5,994	—	1,179	—
Total assets	1,531,944	43,594,579	61,278	54,286,340	81,710

Liabilities
Payables:
Investments in Fund shares purchased	—	5,994	—	1,179	—
Investment Division units redeemed	40	20,229	—	71,304	—
Insurance fees due to Jackson
of New York	26	1,708	—	2,199	—
Total liabilities	66	27,931	—	74,682	—
Net assets	$1,531,878	$43,566,648	$61,278	$54,211,658	$81,710
Maximum Unit Value	19.058327	22.998769	22.275485	71.156091	81.979913
Minimum Unit Value	18.378427	14.203317	21.206317	46.574661	73.290989

Investments in Funds, shares outstanding	77,998	4,296,514	5,842	1,537,919	2,210
Investments in Funds, at cost	$1,115,484	$42,069,020	$61,070	$39,643,483	$72,488

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,737	677,086	301	833,331	417
Total expenses	9,737	677,086	301	833,331	417
Net investment income (loss)	(9,737)	(677,086)	(301)	(833,331)	(417)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—
Sales of investments in Funds	126,919	310,638	—	4,229,790	5,104
Net change in unrealized appreciation
(depreciation) on investments in Funds	74,511	2,354,653	3,468	1,573,011	3,554
Net realized and unrealized gain (loss)	201,430	2,665,291	3,468	5,802,801	8,658

Net change in net assets
from operations	$191,693	$1,988,205	$3,167	$4,969,470	$8,241

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,354,922)	$(2,475)	$(1,632)	$(505,832)	$(46)	$(247)	$(2,843,021)
Net realized gain (loss) on investments in Funds	6,298,157	24,815	(112)	898,364	539	367	10,193,731
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,674,879	36,742	9,464	1,401,208	(507)	941	10,108,892
Net change in net assets
from operations	9,618,114	59,082	7,720	1,793,740	(14)	1,061	17,459,602

Contract transactions
Purchase payments	6,719,835	40,000	383,952	2,198,447	10,048	—	4,281,181
Surrenders and terminations	(12,318,302)	(8,479)	(3,216)	(5,221,864)	(50,115)	(726)	(22,599,682)
Transfers between Investment Divisions	(2,777,715)	(119,349)	164,603	(983,072)	—	68,841	(3,682,575)
Contract owner charges	(1,151,174)	(7,484)	—	(244,613)	—	—	(2,341,924)
Net change in net assets
from contract transactions	(9,527,356)	(95,312)	545,339	(4,251,102)	(40,067)	68,115	(24,343,000)

Net change in net assets	90,758	(36,230)	553,059	(2,457,362)	(40,081)	69,176	(6,883,398)

Net assets beginning of year	96,675,218	454,471	114,258	44,470,561	50,044	33,189	201,518,643

Net assets end of year	$96,765,976	$418,241	$667,317	$42,013,199	$9,963	$102,365	$194,635,245

Contract unit transactions
Units outstanding at beginning of year	5,023,532	24,062	13,516	3,614,030	3,698	4,231	10,425,769
Units issued	476,173	2,383	69,865	472,793	698	8,481	589,826
Units redeemed	(948,479)	(6,716)	(5,057)	(820,416)	(3,698)	(372)	(1,789,879)
Units outstanding at end of year	4,551,226	19,729	78,324	3,266,407	698	12,340	9,225,716
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$10,070,390	$43,610	$587,802	$5,977,869	$10,048	$71,261	$12,319,299
Proceeds from sales	$20,952,668	$141,397	$44,095	$10,734,803	$50,161	$3,393	$39,505,320

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(1,125)	$231,878	$4,979	$20,028	$(1,229)	$(1,622,268)	$(653)
Net realized gain (loss) on investments in Funds	2,999	806,414	3,849	9,542	19,787	4,371,452	13,998
Net change in unrealized appreciation
(depreciation) on investments in Funds	19,489	2,775,387	25,448	(29,258)	16,309	4,262,107	(2,047)
Net change in net assets
from operations	21,363	3,813,679	34,276	312	34,867	7,011,291	11,298

Contract transactions
Purchase payments	—	2,935,749	—	324,566	147,162	2,811,127	—
Surrenders and terminations	(3,243)	(3,990,145)	(25,547)	(3,955)	(2,752)	(12,384,834)	(82,567)
Transfers between Investment Divisions	(2,953)	(759,229)	22,573	(71,217)	(149,548)	(1,354,155)	(524)
Contract owner charges	(2,862)	(203,496)	(5,316)	—	—	(1,259,859)	(451)
Net change in net assets
from contract transactions	(9,058)	(2,017,121)	(8,290)	249,394	(5,138)	(12,187,721)	(83,542)

Net change in net assets	12,305	1,796,558	25,986	249,706	29,729	(5,176,430)	(72,244)

Net assets beginning of year	207,251	40,770,405	321,278	331,295	257,584	118,273,124	179,526

Net assets end of year	$219,556	$42,566,963	$347,264	$581,001	$287,313	$113,096,694	$107,282

Contract unit transactions
Units outstanding at beginning of year	10,463	1,983,412	15,863	34,588	26,658	7,931,319	10,835
Units issued	15	188,369	1,164	31,579	14,331	651,259	—
Units redeemed	(433)	(285,448)	(1,446)	(8,889)	(15,549)	(1,446,345)	(4,879)
Units outstanding at end of year	10,045	1,886,333	15,581	57,278	25,440	7,136,233	5,956
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$383	$5,123,861	$33,421	$365,151	$157,375	$10,263,629	$—
Proceeds from sales	$10,566	$6,577,534	$34,034	$93,351	$163,742	$24,073,618	$84,195

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$261,418	$—	$(3,026,685)	$(677)	$270,998	$42,017	$(160,150)
Net realized gain (loss) on investments in Funds	(35,492)	—	11,678,911	12,516	527,566	17,153	423,563
Net change in unrealized appreciation
(depreciation) on investments in Funds	773,420	—	7,429,152	626	1,424,971	119,297	875,206
Net change in net assets
from operations	999,346	—	16,081,378	12,465	2,223,535	178,467	1,138,619

Contract transactions
Purchase payments	844,653	—	4,293,280	40,000	1,421,722	76,449	605,889
Surrenders and terminations	(942,897)	—	(28,325,898)	(80,349)	(3,561,499)	(77,496)	(1,629,281)
Transfers between Investment Divisions	(1,727,222)	—	(548,825)	6,736	(714,038)	(3,213)	(133,782)
Contract owner charges	(89,461)	—	(2,258,503)	(1,510)	(143,694)	(25,097)	(53,749)
Net change in net assets
from contract transactions	(1,914,927)	—	(26,839,946)	(35,123)	(2,997,509)	(29,357)	(1,210,923)

Net change in net assets	(915,581)	—	(10,758,568)	(22,658)	(773,974)	149,110	(72,304)

Net assets beginning of year	20,059,552	—	218,973,260	132,592	30,239,895	1,973,035	14,229,746

Net assets end of year	$19,143,971	$—	$208,214,692	$109,934	$29,465,921	$2,122,145	$14,157,442

Contract unit transactions
Units outstanding at beginning of year	1,394,966	—	11,883,141	6,638	1,727,805	100,033	1,311,507
Units issued	119,704	—	724,053	4,610	148,770	3,933	215,389
Units redeemed	(251,532)	—	(2,126,132)	(5,656)	(311,848)	(5,075)	(322,068)
Units outstanding at end of year	1,263,138	—	10,481,062	5,592	1,564,727	98,891	1,204,828
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,244,889	$—	$14,521,423	$84,541	$3,546,285	$143,052	$2,387,180
Proceeds from sales	$3,898,398	$—	$44,388,054	$120,341	$6,050,626	$114,429	$3,758,253

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(1,003)	$(194,092)	$4,343	$(1,132,228)	$(3,468)	$682,483	$7,122
Net realized gain (loss) on investments in Funds	1,082	90,531	(5,034)	3,366,880	13,199	(1,485,159)	(2,901)
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,045	1,920,726	23,239	3,261,673	44,426	1,918,914	1,328
Net change in net assets
from operations	20,124	1,817,165	22,548	5,496,325	54,157	1,116,238	5,549

Contract transactions
Purchase payments	—	1,273,788	—	1,993,372	14,175	1,197,644	97,500
Surrenders and terminations	(8,824)	(5,943,164)	(740)	(11,635,976)	(80,346)	(3,681,287)	(4,564)
Transfers between Investment Divisions	(633)	(2,987,189)	(36,157)	(1,108,089)	1,295	(1,412,816)	(20,482)
Contract owner charges	(3,228)	(578,210)	(7,214)	(746,148)	(7,243)	(363,319)	(2,200)
Net change in net assets
from contract transactions	(12,685)	(8,234,775)	(44,111)	(11,496,841)	(72,119)	(4,259,778)	70,254

Net change in net assets	7,439	(6,417,610)	(21,563)	(6,000,516)	(17,962)	(3,143,540)	75,803

Net assets beginning of year	217,649	53,796,383	464,485	88,294,859	722,127	32,183,293	117,188

Net assets end of year	$225,088	$47,378,773	$442,922	$82,294,343	$704,165	$29,039,753	$192,991

Contract unit transactions
Units outstanding at beginning of year	18,461	4,424,879	29,848	6,919,839	56,937	2,505,088	8,528
Units issued	45	426,236	1,543	1,049,669	3,170	319,715	10,652
Units redeemed	(1,062)	(1,072,810)	(4,103)	(1,941,143)	(8,480)	(641,364)	(5,758)
Units outstanding at end of year	17,444	3,778,305	27,288	6,028,365	51,627	2,183,439	13,422
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$534	$5,987,834	$30,587	$13,989,075	$44,492	$5,384,443	$160,529
Proceeds from sales	$14,222	$14,416,701	$70,355	$26,618,144	$120,079	$8,961,738	$83,153

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(466,116)	$(6,068)	$(2,181,838)	$(8,106)	$(1,483,618)	$(5,338)	$(1,886)
Net realized gain (loss) on investments in Funds	1,130,109	34,618	3,949,381	(13,421)	7,430,166	17,025	4,677
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,159,845	51,318	10,521,121	173,352	1,881,478	89,074	28,977
Net change in net assets
from operations	1,823,838	79,868	12,288,664	151,825	7,828,026	100,761	31,768

Contract transactions
Purchase payments	2,821,550	73,318	6,112,129	67,152	2,977,385	258,008	16,586
Surrenders and terminations	(2,474,759)	(64,859)	(12,542,349)	(155,502)	(11,367,055)	(57,320)	(142,791)
Transfers between Investment Divisions	(743,754)	38,188	1,977,149	9,660	(2,594,887)	(13,605)	1,028,476
Contract owner charges	(409,181)	(16,189)	(1,847,082)	(25,046)	(1,257,155)	(14,754)	—
Net change in net assets
from contract transactions	(806,144)	30,458	(6,300,153)	(103,736)	(12,241,712)	172,329	902,271

Net change in net assets	1,017,694	110,326	5,988,511	48,089	(4,413,686)	273,090	934,039

Net assets beginning of year	33,431,976	1,148,551	149,707,657	1,556,303	103,066,119	1,014,380	—

Net assets end of year	$34,449,670	$1,258,877	$155,696,168	$1,604,392	$98,652,433	$1,287,470	$934,039

Contract unit transactions
Units outstanding at beginning of year	1,838,670	58,114	2,094,127	14,970	3,457,994	25,908	—
Units issued	341,699	9,384	342,072	2,672	644,371	6,495	67,669
Units redeemed	(386,119)	(7,866)	(425,007)	(3,451)	(1,040,658)	(2,288)	(9,022)
Units outstanding at end of year	1,794,250	59,632	2,011,192	14,191	3,061,707	30,115	58,647
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,439,144	$195,647	$25,455,432	$295,860	$20,857,318	$267,639	$1,046,235
Proceeds from sales	$7,711,404	$171,257	$33,937,423	$407,702	$34,582,648	$100,648	$145,850

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I(a)	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$—	$(114,282)	$(995)	$(30,631)	$(806)	$(2,929,324)	$(5,775)
Net realized gain (loss) on investments in Funds	—	1,686,880	1,856	76,970	8,054	9,394,581	13,421
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	3,417,291	21,768	37,686	3,992	21,357,376	186,902
Net change in net assets
from operations	—	4,989,889	22,629	84,025	11,240	27,822,633	194,548

Contract transactions
Purchase payments	—	3,050,260	115,709	297,447	60,000	21,685,075	44,833
Surrenders and terminations	—	(1,466,353)	(4,666)	(15,453)	(4,041)	(18,737,305)	(31,313)
Transfers between Investment Divisions	—	17,313	83,270	212,588	68,183	157,199	9,641
Contract owner charges	—	(245,550)	—	(28,149)	(2,478)	(2,202,481)	(6,701)
Net change in net assets
from contract transactions	—	1,355,670	194,313	466,433	121,664	902,488	16,460

Net change in net assets	—	6,345,559	216,942	550,458	132,904	28,725,121	211,008

Net assets beginning of year	—	18,350,432	145,233	1,882,476	82,986	193,175,413	1,211,013

Net assets end of year	$—	$24,695,991	$362,175	$2,432,934	$215,890	$221,900,534	$1,422,021

Contract unit transactions
Units outstanding at beginning of year	—	897,157	15,577	178,445	7,699	8,923,728	40,928
Units issued	—	398,031	22,392	83,891	24,961	1,887,719	2,502
Units redeemed	—	(324,177)	(2,038)	(42,080)	(13,759)	(1,896,023)	(2,067)
Units outstanding at end of year	—	971,011	35,931	220,256	18,901	8,915,424	41,363
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$8,804,079	$213,931	$948,462	$276,522	$45,355,406	$81,285
Proceeds from sales	$—	$7,562,691	$20,613	$512,660	$155,664	$47,382,242	$70,600

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(260,384)	$(6,362)	$(338,912)	$(1,900)	$(291,179)	$(2,055)	$(950,427)
Net realized gain (loss) on investments in Funds	118,029	1,713	1,128,086	11,674	(372,469)	165	3,093,383
Net change in unrealized appreciation
(depreciation) on investments in Funds	35,682	2,042	1,371,703	17,873	(286,659)	(15,137)	5,631,960
Net change in net assets
from operations	(106,673)	(2,607)	2,160,877	27,647	(950,307)	(17,027)	7,774,916

Contract transactions
Purchase payments	3,149,099	848,257	3,412,924	200,116	614,488	306,328	4,052,330
Surrenders and terminations	(2,629,137)	(68,779)	(4,784,862)	(74,841)	(2,127,767)	(10,190)	(5,190,549)
Transfers between Investment Divisions	1,767,338	70,106	511,805	38	(36,409)	(15,636)	567,424
Contract owner charges	(190,086)	(6,104)	(234,036)	(1,592)	(256,779)	(1,161)	(705,803)
Net change in net assets
from contract transactions	2,097,214	843,480	(1,094,169)	123,721	(1,806,467)	279,341	(1,276,598)

Net change in net assets	1,990,541	840,873	1,066,708	151,368	(2,756,774)	262,314	6,498,318

Net assets beginning of year	18,219,269	674,816	23,976,911	220,829	21,556,974	186,700	66,941,037

Net assets end of year	$20,209,810	$1,515,689	$25,043,619	$372,197	$18,800,200	$449,014	$73,439,355

Contract unit transactions
Units outstanding at beginning of year	2,047,554	73,568	1,937,730	16,896	2,333,011	17,814	2,870,088
Units issued	993,310	102,461	475,069	17,081	336,253	30,392	481,580
Units redeemed	(759,522)	(11,114)	(537,340)	(7,777)	(534,368)	(3,477)	(534,389)
Units outstanding at end of year	2,281,342	164,915	1,875,459	26,200	2,134,896	44,729	2,817,279
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,840,373	$945,439	$6,109,403	$231,015	$3,055,416	$316,140	$12,360,214
Proceeds from sales	$7,003,543	$108,321	$7,542,484	$109,194	$5,153,062	$38,854	$14,587,239

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(7,695)	$(580,039)	$(1,638)	$(3,198,282)	$(12,988)	$(5,276,776)	$(27,403)
Net realized gain (loss) on investments in Funds	28,603	972,304	974	12,330,615	81,381	25,707,227	319,961
Net change in unrealized appreciation
(depreciation) on investments in Funds	137,487	(156,231)	13,577	15,292,244	209,478	78,972,469	1,268,247
Net change in net assets
from operations	158,395	236,034	12,913	24,424,577	277,871	99,402,920	1,560,805

Contract transactions
Purchase payments	399,404	1,164,196	139,355	15,067,208	291,974	36,679,832	1,249,122
Surrenders and terminations	(135,919)	(3,767,770)	(8,012)	(22,707,311)	(247,332)	(26,388,731)	(383,595)
Transfers between Investment Divisions	88,801	(623,092)	33,376	(7,035,196)	(41,888)	28,242,105	(272,714)
Contract owner charges	(13,118)	(535,769)	(3,220)	(2,742,783)	(11,910)	(4,023,387)	(61,980)
Net change in net assets
from contract transactions	339,168	(3,762,435)	161,499	(17,418,082)	(9,156)	34,509,819	530,833

Net change in net assets	497,563	(3,526,401)	174,412	7,006,495	268,715	133,912,739	2,091,638

Net assets beginning of year	1,055,994	41,522,071	190,450	222,497,303	2,160,112	328,045,550	4,447,863

Net assets end of year	$1,553,557	$37,995,670	$364,862	$229,503,798	$2,428,827	$461,958,289	$6,539,501

Contract unit transactions
Units outstanding at beginning of year	42,009	2,196,141	8,466	10,203,855	87,961	7,566,954	90,497
Units issued	18,636	211,978	8,388	1,233,259	23,209	2,320,471	34,250
Units redeemed	(5,741)	(409,580)	(523)	(1,983,626)	(23,103)	(1,664,696)	(23,130)
Units outstanding at end of year	54,904	1,998,539	16,331	9,453,488	88,067	8,222,729	101,617
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$502,636	$4,090,388	$173,204	$29,058,202	$601,882	$116,962,281	$1,817,632
Proceeds from sales	$171,163	$8,432,862	$13,343	$49,674,566	$624,026	$87,729,238	$1,314,202

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A(a)	JNL/American Funds Moderate Allocation Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(9,059,617)	$(36,417)	$(1,234,686)	$(5,164)	$(273)	$—	$(2,090,650)
Net realized gain (loss) on investments in Funds	56,032,874	600,146	2,627,836	11,152	(3)	—	7,310,000
Net change in unrealized appreciation
(depreciation) on investments in Funds	79,562,322	1,050,659	101,703	14,046	(5,326)	—	6,445,441
Net change in net assets
from operations	126,535,579	1,614,388	1,494,853	20,034	(5,602)	—	11,664,791

Contract transactions
Purchase payments	50,769,190	841,841	1,884,081	302,405	309,841	—	5,858,775
Surrenders and terminations	(61,579,976)	(827,203)	(8,919,557)	(76,974)	(346)	—	(14,585,726)
Transfers between Investment Divisions	(4,235,707)	(260,717)	(229,258)	77,880	18,050	—	(917,367)
Contract owner charges	(7,502,683)	(91,783)	(1,024,592)	(7,196)	(43)	—	(1,593,164)
Net change in net assets
from contract transactions	(22,549,176)	(337,862)	(8,289,326)	296,115	327,502	—	(11,237,482)

Net change in net assets	103,986,403	1,276,526	(6,794,473)	316,149	321,900	—	427,309

Net assets beginning of year	581,323,034	6,746,195	86,481,667	661,772	—	—	146,856,323

Net assets end of year	$685,309,437	$8,022,721	$79,687,194	$977,921	$321,900	$—	$147,283,632

Contract unit transactions
Units outstanding at beginning of year	16,381,769	159,664	5,912,035	39,156	—	—	8,100,087
Units issued	2,776,297	52,322	676,283	24,382	32,908	—	818,985
Units redeemed	(3,361,323)	(57,522)	(1,209,861)	(6,613)	(39)	—	(1,411,136)
Units outstanding at end of year	15,796,743	154,464	5,378,457	56,925	32,869	—	7,507,936
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$112,404,757	$2,282,838	$10,402,014	$420,578	$327,891	$—	$15,712,622
Proceeds from sales	$144,013,550	$2,657,117	$19,926,026	$129,627	$662	$—	$29,040,754

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(9,667)	$(1,205,831)	$(5,416)	$(4,313,446)	$(7,339)	$(576,097)	$(886)
Net realized gain (loss) on investments in Funds	2,507	3,123,663	33,996	25,025,905	86,303	1,786,852	7,186
Net change in unrealized appreciation
(depreciation) on investments in Funds	174,233	1,849,704	32,148	23,203,467	149,664	3,761,939	13,736
Net change in net assets
from operations	167,073	3,767,536	60,728	43,915,926	228,628	4,972,694	20,036

Contract transactions
Purchase payments	—	2,547,586	123,745	10,182,449	428,730	951,750	82,336
Surrenders and terminations	(4,317)	(6,607,305)	(52,471)	(31,103,629)	(161,821)	(3,149,989)	—
Transfers between Investment Divisions	542,622	(303,504)	92,056	2,288,638	399,644	(1,404,190)	10,190
Contract owner charges	(12,777)	(1,050,693)	(16,721)	(3,488,192)	(21,086)	(465,176)	(2,106)
Net change in net assets
from contract transactions	525,528	(5,413,916)	146,609	(22,120,734)	645,467	(4,067,605)	90,420

Net change in net assets	692,601	(1,646,380)	207,337	21,795,192	874,095	905,089	110,456

Net assets beginning of year	1,721,305	80,881,761	1,060,856	269,882,548	1,135,562	37,344,534	98,271

Net assets end of year	$2,413,906	$79,235,381	$1,268,193	$291,677,740	$2,009,657	$38,249,623	$208,727

Contract unit transactions
Units outstanding at beginning of year	83,290	5,136,042	56,237	8,664,680	30,035	2,705,600	6,716
Units issued	24,910	593,597	21,554	1,102,350	23,115	280,861	9,241
Units redeemed	(1,042)	(929,836)	(14,287)	(1,760,640)	(8,459)	(548,809)	(3,542)
Units outstanding at end of year	107,158	4,799,803	63,504	8,006,390	44,691	2,437,652	12,415
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$548,217	$9,984,924	$434,366	$38,434,975	$1,009,381	$4,263,904	$146,316
Proceeds from sales	$32,356	$16,604,671	$293,173	$64,869,155	$371,253	$8,907,606	$56,782

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(835,714)	$(5,156)	$(2,004,172)	$(2,259)	$(820,527)	$(1,455)	$(5,130,460)
Net realized gain (loss) on investments in Funds	(1,444,192)	(7,462)	7,459,942	5,365	3,816,473	2,096	37,874,973
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,263,939	127,421	5,499,820	30,608	(5,404,966)	(12,518)	58,223,052
Net change in net assets
from operations	5,984,033	114,803	10,955,590	33,714	(2,409,020)	(11,877)	90,967,565

Contract transactions
Purchase payments	1,509,992	2,398	3,237,637	177,579	2,128,287	26,824	15,106,374
Surrenders and terminations	(4,269,126)	(51,613)	(16,186,025)	(42,892)	(6,281,137)	(35,930)	(39,169,138)
Transfers between Investment Divisions	(13,243,704)	64,180	(1,869,665)	6,364	(2,311,255)	(9,617)	(6,254,929)
Contract owner charges	(727,618)	(17,785)	(1,640,482)	(2,991)	(653,139)	(4,405)	(4,419,570)
Net change in net assets
from contract transactions	(16,730,456)	(2,820)	(16,458,535)	138,060	(7,117,244)	(23,128)	(34,737,263)

Net change in net assets	(10,746,423)	111,983	(5,502,945)	171,774	(9,526,264)	(35,005)	56,230,302

Net assets beginning of year	62,795,604	1,004,217	142,787,923	293,809	61,812,548	329,722	316,498,655

Net assets end of year	$52,049,181	$1,116,200	$137,284,978	$465,583	$52,286,284	$294,717	$372,728,957

Contract unit transactions
Units outstanding at beginning of year	5,553,397	82,971	8,684,474	15,953	5,319,108	23,326	2,984,755
Units issued	548,258	18,256	587,242	9,979	1,353,913	2,982	459,256
Units redeemed	(1,889,487)	(17,975)	(1,539,590)	(2,682)	(1,952,083)	(4,653)	(739,460)
Units outstanding at end of year	4,212,168	83,252	7,732,126	23,250	4,720,938	21,655	2,704,551
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,603,145	$240,385	$10,343,529	$190,814	$15,802,591	$42,385	$58,428,180
Proceeds from sales	$24,169,315	$248,361	$28,806,236	$55,013	$23,740,362	$66,968	$98,295,903

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Operations
Net investment income (loss)	$(17,758)	$265,096	$12,291	$(1,089,404)	$(8,371)	$300,509	$9,351
Net realized gain (loss) on investments in Funds	443,982	7,333,318	83,139	10,920,027	159,070	(352,439)	(403)
Net change in unrealized appreciation
(depreciation) on investments in Funds	488,303	(6,001,536)	(65,275)	8,726,410	232,117	357,086	(1,681)
Net change in net assets
from operations	914,527	1,596,878	30,155	18,557,033	382,816	305,156	7,267

Contract transactions
Purchase payments	72,766	2,632,375	212,075	6,565,655	18,489	500,022	6,366
Surrenders and terminations	(412,379)	(5,391,456)	(168,531)	(5,983,678)	(282,327)	(1,080,499)	(3,288)
Transfers between Investment Divisions	7,739	3,509,869	88,623	(9,195,827)	32,294	236,938	5,112
Contract owner charges	(43,470)	(713,675)	(8,584)	(846,869)	(19,032)	(94,895)	(3,189)
Net change in net assets
from contract transactions	(375,344)	37,113	123,583	(9,460,719)	(250,576)	(438,434)	5,001

Net change in net assets	539,183	1,633,991	153,738	9,096,314	132,240	(133,278)	12,268

Net assets beginning of year	3,082,463	59,511,375	638,014	71,381,851	1,426,741	8,289,581	176,584

Net assets end of year	$3,621,646	$61,145,366	$791,752	$80,478,165	$1,558,981	$8,156,303	$188,852

Contract unit transactions
Units outstanding at beginning of year	19,620	2,976,070	22,267	3,533,825	65,800	675,497	13,453
Units issued	7,114	721,024	10,992	1,126,179	12,735	226,719	797
Units redeemed	(9,137)	(742,312)	(6,602)	(1,496,348)	(22,006)	(257,473)	(458)
Units outstanding at end of year	17,597	2,954,782	26,657	3,163,656	56,529	644,743	13,792
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,322,818	$21,248,074	$398,902	$26,311,867	$315,115	$3,232,824	$21,618
Proceeds from sales	$1,715,920	$16,271,065	$207,762	$36,861,990	$574,062	$3,370,749	$7,266

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$182,769	$17,599	$(1,066,131)	$(4,650)	$(510,039)	$(9,957)	$(1,946,811)
Net realized gain (loss) on investments in Funds	263,569	18,319	7,673,319	124,754	1,648,951	96,976	(45,575)
Net change in unrealized appreciation
(depreciation) on investments in Funds	146,801	(16,684)	6,325,253	54,195	1,613,205	106,214	3,213,524
Net change in net assets
from operations	593,139	19,234	12,932,441	174,299	2,752,117	193,233	1,221,138

Contract transactions
Purchase payments	1,259,773	23,557	1,687,633	67,480	1,990,383	61,543	3,100,456
Surrenders and terminations	(1,436,584)	(78,835)	(8,560,891)	(58,369)	(3,546,246)	(69,400)	(17,611,951)
Transfers between Investment Divisions	285,571	206,112	(1,014,567)	(111,005)	1,113,703	(33,431)	4,075,374
Contract owner charges	(221,124)	(8,931)	(824,800)	(11,747)	(437,753)	(13,836)	(1,550,854)
Net change in net assets
from contract transactions	(112,364)	141,903	(8,712,625)	(113,641)	(879,913)	(55,124)	(11,986,975)

Net change in net assets	480,775	161,137	4,219,816	60,658	1,872,204	138,109	(10,765,837)

Net assets beginning of year	19,765,393	652,885	72,292,421	894,015	37,306,718	2,165,652	141,142,021

Net assets end of year	$20,246,168	$814,022	$76,512,237	$954,673	$39,178,922	$2,303,761	$130,376,184

Contract unit transactions
Units outstanding at beginning of year	1,604,707	50,079	1,270,615	10,505	1,452,988	96,617	7,171,106
Units issued	435,344	38,935	143,922	4,304	375,164	12,558	1,014,680
Units redeemed	(436,822)	(28,935)	(282,575)	(5,196)	(414,501)	(19,961)	(1,626,119)
Units outstanding at end of year	1,603,229	60,079	1,131,962	9,613	1,413,651	89,214	6,559,667
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,969,781	$561,912	$9,222,764	$387,028	$10,092,821	$292,723	$20,167,881
Proceeds from sales	$5,899,376	$402,410	$19,001,520	$505,319	$11,482,773	$357,804	$34,101,667

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(7,278)	$(124,915)	$(182)	$(1,750,488)	$(5,854)	$(909,271)	$(6,509)
Net realized gain (loss) on investments in Funds	(1,871)	88,238	4	9,276,985	131,095	(388,762)	(8,877)
Net change in unrealized appreciation
(depreciation) on investments in Funds	28,471	555,536	2,774	6,346,226	24,322	2,159,615	42,388
Net change in net assets
from operations	19,322	518,859	2,596	13,872,723	149,563	861,582	27,002

Contract transactions
Purchase payments	10,144	404,269	—	4,949,265	4,805	2,278,167	18,019
Surrenders and terminations	(156,656)	(747,184)	—	(11,224,672)	(256,988)	(7,414,635)	(80,430)
Transfers between Investment Divisions	651,652	497,532	4,559	(8,008,238)	10,252	609,808	(15,427)
Contract owner charges	(10,023)	(100,335)	(575)	(1,486,098)	(11,362)	(665,152)	(6,732)
Net change in net assets
from contract transactions	495,117	54,282	3,984	(15,769,743)	(253,293)	(5,191,812)	(84,570)

Net change in net assets	514,439	573,141	6,580	(1,897,020)	(103,730)	(4,330,230)	(57,568)

Net assets beginning of year	1,256,479	9,539,951	36,949	127,794,560	1,294,274	72,958,889	1,209,363

Net assets end of year	$1,770,918	$10,113,092	$43,529	$125,897,540	$1,190,544	$68,628,659	$1,151,795

Contract unit transactions
Units outstanding at beginning of year	45,554	895,460	4,155	5,092,798	48,891	7,212,019	110,842
Units issued	24,939	134,975	389	726,407	16,753	1,033,834	19,533
Units redeemed	(6,773)	(131,739)	(58)	(1,327,332)	(26,321)	(1,559,180)	(27,675)
Units outstanding at end of year	63,720	898,696	4,486	4,491,873	39,323	6,686,673	102,700
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$678,182	$1,503,416	$4,678	$19,449,105	$490,658	$10,515,480	$215,106
Proceeds from sales	$190,343	$1,574,049	$876	$36,969,336	$749,805	$16,616,563	$306,185

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$4,091,234	$159,584	$(741,866)	$(10,592)	$(790,179)	$(1,093)	$(1,829,483)
Net realized gain (loss) on investments in Funds	—	—	14,748	6,097	2,632,261	13,886	5,850,935
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	916,865	40,924	796,223	5,807	2,269,265
Net change in net assets
from operations	4,091,234	159,584	189,747	36,429	2,638,305	18,600	6,290,717

Contract transactions
Purchase payments	22,485,055	1,704,197	1,870,362	395,928	1,810,040	19,452	4,123,848
Surrenders and terminations	(66,226,052)	(146,588)	(6,238,270)	(32,116)	(5,433,103)	(110,371)	(15,528,300)
Transfers between Investment Divisions	36,881,719	(1,048,168)	4,634,647	1,267,417	1,168,049	22,805	(457,043)
Contract owner charges	(1,095,546)	(14,003)	(618,538)	(7,671)	(592,162)	(3,749)	(1,340,496)
Net change in net assets
from contract transactions	(7,954,824)	495,438	(351,799)	1,623,558	(3,047,176)	(71,863)	(13,201,991)

Net change in net assets	(3,863,590)	655,022	(162,052)	1,659,987	(408,871)	(53,263)	(6,911,274)

Net assets beginning of year	123,654,437	3,194,848	50,554,812	1,637,792	53,732,751	235,951	130,371,250

Net assets end of year	$119,790,847	$3,849,870	$50,392,760	$3,297,779	$53,323,880	$182,688	$123,459,976

Contract unit transactions
Units outstanding at beginning of year	10,138,694	201,685	1,992,500	44,539	3,047,030	11,292	6,805,347
Units issued	10,572,688	190,419	389,479	48,934	726,714	5,247	696,167
Units redeemed	(11,243,628)	(159,389)	(412,371)	(5,032)	(873,487)	(8,167)	(1,361,147)
Units outstanding at end of year	9,467,754	232,715	1,969,608	88,441	2,900,257	8,372	6,140,367
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$133,999,258	$3,436,193	$10,110,859	$1,823,817	$13,268,667	$107,022	$13,792,117
Proceeds from sales	$137,862,848	$2,781,171	$11,204,524	$210,851	$17,106,022	$179,978	$28,823,591

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Operations
Net investment income (loss)	$(3,424)	$(5,981,678)	$(7,289)	$(493,457)	$(2,223)	$196,813	$7,838
Net realized gain (loss) on investments in Funds	2,785	47,769,652	152,324	1,596,562	54,840	2,217,893	49,225
Net change in unrealized appreciation
(depreciation) on investments in Funds	34,131	27,581,933	108,478	(480,987)	(28,677)	(1,647,641)	(40,809)
Net change in net assets
from operations	33,492	69,369,907	253,513	622,118	23,940	767,065	16,254

Contract transactions
Purchase payments	—	6,875,321	359,016	2,738,408	59,591	1,030,034	84,407
Surrenders and terminations	(10,283)	(57,050,974)	(6,263)	(2,472,621)	(207,356)	(1,979,390)	(6,433)
Transfers between Investment Divisions	7,213	(15,362,701)	(84,749)	4,878,646	77,883	(1,116,903)	(90,132)
Contract owner charges	(2,865)	(4,407,074)	(22,929)	(377,935)	(6,758)	(217,554)	(3,146)
Net change in net assets
from contract transactions	(5,935)	(69,945,428)	245,075	4,766,498	(76,640)	(2,283,813)	(15,304)

Net change in net assets	27,557	(575,521)	498,588	5,388,616	(52,700)	(1,516,748)	950

Net assets beginning of year	541,116	412,018,759	1,370,623	31,242,433	476,938	25,928,843	383,231

Net assets end of year	$568,673	$411,443,238	$1,869,211	$36,631,049	$424,238	$24,412,095	$384,181

Contract unit transactions
Units outstanding at beginning of year	23,216	11,383,796	39,758	2,400,506	33,932	1,781,833	24,615
Units issued	365	724,162	19,224	962,745	15,291	237,454	19,432
Units redeemed	(573)	(2,445,483)	(15,527)	(649,972)	(20,428)	(391,397)	(20,693)
Units outstanding at end of year	23,008	9,662,475	43,455	2,713,279	28,795	1,627,890	23,354
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,800	$29,863,285	$846,309	$14,010,184	$241,623	$5,634,812	$351,300
Proceeds from sales	$18,159	$105,790,391	$608,523	$9,737,143	$320,486	$6,168,242	$334,550

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Operations
Net investment income (loss)	$(433,849)	$(374)	$(1,624,549)	$(2,835)	$(2,066,379)	$(9,017)	$(748,226)
Net realized gain (loss) on investments in Funds	1,492,610	1,908	9,546,206	40,856	6,418,316	28,565	2,309,378
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,239,350	1,737	6,406,082	26,229	15,691,928	258,675	1,905,754
Net change in net assets
from operations	3,298,111	3,271	14,327,739	64,250	20,043,865	278,223	3,466,906

Contract transactions
Purchase payments	2,816,268	7,000	1,896,156	79,158	5,762,930	201,540	747,612
Surrenders and terminations	(2,559,383)	(16,709)	(11,833,470)	(41,602)	(15,144,882)	(52,606)	(5,363,930)
Transfers between Investment Divisions	(245,680)	199,917	(4,145,393)	(13,658)	1,263,927	(32,576)	(1,463,697)
Contract owner charges	(346,276)	(1,424)	(1,333,346)	(5,977)	(1,793,968)	(27,915)	(654,941)
Net change in net assets
from contract transactions	(335,071)	188,784	(15,416,053)	17,921	(9,911,993)	88,443	(6,734,956)

Net change in net assets	2,963,040	192,055	(1,088,314)	82,171	10,131,872	366,666	(3,268,050)

Net assets beginning of year	28,924,408	41,308	105,482,332	445,366	137,538,059	1,695,776	51,169,519

Net assets end of year	$31,887,448	$233,363	$104,394,018	$527,537	$147,669,931	$2,062,442	$47,901,469

Contract unit transactions
Units outstanding at beginning of year	2,089,232	2,778	2,976,503	9,158	3,223,214	28,981	4,065,755
Units issued	574,646	12,242	257,882	5,589	635,881	9,909	215,465
Units redeemed	(591,217)	(1,166)	(652,056)	(5,156)	(847,739)	(8,606)	(723,134)
Units outstanding at end of year	2,072,661	13,854	2,582,329	9,591	3,011,356	30,284	3,558,086
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,462,558	$207,000	$10,354,108	$293,065	$29,622,786	$604,445	$2,883,667
Proceeds from sales	$9,231,478	$18,590	$27,394,710	$277,979	$41,601,158	$525,019	$10,366,849

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Operations
Net investment income (loss)	$(749)	$(1,106,441)	$(4,333)	$(2,564,161)	$(7,102)	$(893,922)	$—
Net realized gain (loss) on investments in Funds	4,730	4,360,552	36,824	11,829,042	29,752	2,427,547	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,490	9,581,862	99,897	9,818,143	137,786	314,367	—
Net change in net assets
from operations	12,471	12,835,973	132,388	19,083,024	160,436	1,847,992	—

Contract transactions
Purchase payments	—	7,139,888	96,621	6,725,654	340	991,102	—
Surrenders and terminations	(16,622)	(9,644,730)	(151,916)	(16,086,010)	(148,973)	(9,082,979)	—
Transfers between Investment Divisions	(932)	7,471,567	76,648	(935,662)	(2,425)	(1,870,930)	—
Contract owner charges	(2,086)	(735,985)	(8,837)	(2,146,299)	(20,034)	(891,687)	—
Net change in net assets
from contract transactions	(19,640)	4,230,740	12,516	(12,442,317)	(171,092)	(10,854,494)	—

Net change in net assets	(7,169)	17,066,713	144,904	6,640,707	(10,656)	(9,006,502)	—

Net assets beginning of year	156,365	75,108,218	793,394	162,554,462	1,252,644	64,148,797	—

Net assets end of year	$149,196	$92,174,931	$938,298	$169,195,169	$1,241,988	$55,142,295	$—

Contract unit transactions
Units outstanding at beginning of year	10,925	5,467,425	54,566	4,442,669	30,738	4,314,893	—
Units issued	401	1,836,497	11,634	383,671	125	216,521	—
Units redeemed	(1,711)	(1,533,387)	(11,293)	(703,432)	(3,873)	(934,630)	—
Units outstanding at end of year	9,615	5,770,535	54,907	4,122,908	26,990	3,596,784	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,006	$27,212,045	$196,472	$15,442,596	$5,083	$3,356,834	$—
Proceeds from sales	$26,395	$24,087,746	$188,289	$30,449,074	$183,277	$15,105,250	$—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(4,968,896)	$(3,803)	$(2,372,544)	$(263)	$(4,624,469)	$(144)	$(3,003,002)
Net realized gain (loss) on investments in Funds	28,035,294	17,550	10,929,570	(8)	21,945,638	2,770	14,796,433
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,888,168	81,837	260,766	4,135	7,282,351	119	14,136,616
Net change in net assets
from operations	33,954,566	95,584	8,817,792	3,864	24,603,520	2,745	25,930,047

Contract transactions
Purchase payments	4,718,128	—	917,492	—	2,755,819	—	9,997,725
Surrenders and terminations	(33,636,510)	(4,150)	(23,824,639)	—	(36,710,468)	(54,396)	(19,003,510)
Transfers between Investment Divisions	(5,520,475)	(92,891)	(2,286,328)	(1)	(5,751,104)	—	(4,736,247)
Contract owner charges	(4,343,808)	(13,101)	(2,153,885)	(1,089)	(4,009,841)	—	(2,412,335)
Net change in net assets
from contract transactions	(38,782,665)	(110,142)	(27,347,360)	(1,090)	(43,715,594)	(54,396)	(16,154,367)

Net change in net assets	(4,828,099)	(14,558)	(18,529,568)	2,774	(19,112,074)	(51,651)	9,775,680

Net assets beginning of year	325,053,859	841,745	165,500,843	56,265	312,823,222	51,651	211,079,973

Net assets end of year	$320,225,760	$827,187	$146,971,275	$59,039	$293,711,148	$—	$220,855,653

Contract unit transactions
Units outstanding at beginning of year	9,442,151	29,927	8,668,730	2,953	11,164,916	1,422	2,257,578
Units issued	564,895	110	354,778	—	337,112	1,033	358,938
Units redeemed	(1,610,927)	(3,820)	(1,733,651)	(55)	(1,805,593)	(2,455)	(522,361)
Units outstanding at end of year	8,396,119	26,217	7,289,857	2,898	9,696,435	—	2,094,155
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$21,241,652	$3,448	$7,149,082	$—	$10,049,095	$25,560	$37,077,802
Proceeds from sales	$64,993,213	$117,393	$36,868,986	$1,353	$58,389,158	$80,100	$56,235,171

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Operations
Net investment income (loss)	$(15,779)	$(2,272)	$—	$(909,266)	$(8,380)	$(1,220,628)	$(5,801)
Net realized gain (loss) on investments in Funds	162,292	64	—	(562,451)	(1,149)	5,523,203	7,646
Net change in unrealized appreciation
(depreciation) on investments in Funds	261,727	11,306	—	1,261,959	24,626	6,232,382	121,762
Net change in net assets
from operations	408,240	9,098	—	(209,758)	15,097	10,534,957	123,607

Contract transactions
Purchase payments	261,718	21,964	—	2,099,796	30,380	3,894,076	—
Surrenders and terminations	(186,526)	(277)	—	(8,894,001)	(22,381)	(10,435,057)	(11,019)
Transfers between Investment Divisions	92,079	1,104,406	—	7,992,687	269,805	(662,390)	88,911
Contract owner charges	(35,563)	(2,581)	—	(724,709)	(4,220)	(1,044,159)	(10,541)
Net change in net assets
from contract transactions	131,708	1,123,512	—	473,773	273,584	(8,247,530)	67,351

Net change in net assets	539,948	1,132,610	—	264,015	288,681	2,287,427	190,958

Net assets beginning of year	2,834,214	—	—	67,153,101	1,886,411	82,575,002	824,548

Net assets end of year	$3,374,162	$1,132,610	$—	$67,417,116	$2,175,092	$84,862,429	$1,015,506

Contract unit transactions
Units outstanding at beginning of year	20,883	—	—	3,362,590	66,538	4,455,575	36,602
Units issued	8,369	110,551	—	945,376	10,845	582,558	4,116
Units redeemed	(7,129)	(278)	—	(931,177)	(2,045)	(1,004,671)	(1,232)
Units outstanding at end of year	22,123	110,273	—	3,376,789	75,338	4,033,462	39,486
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,200,945	$1,126,370	$—	$19,078,697	$336,333	$11,983,009	$98,101
Proceeds from sales	$1,085,016	$5,130	$—	$19,514,190	$71,129	$21,451,167	$36,551

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Operations
Net investment income (loss)	$156,430	$2,839	$(438,380)	$(626)	$1,255,689	$46,750	$(1,118,146)
Net realized gain (loss) on investments in Funds	163,923	64	3,065,376	20,282	123,834	1,099	(727,223)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(371,573)	(2,081)	3,179,725	4,725	(485,445)	(11,990)	1,357,181
Net change in net assets
from operations	(51,220)	822	5,806,721	24,381	894,078	35,859	(488,188)

Contract transactions
Purchase payments	668,867	32,416	1,342,207	—	1,405,280	32,416	3,393,398
Surrenders and terminations	(533,751)	—	(3,963,683)	(230)	(3,409,033)	(8,169)	(8,198,656)
Transfers between Investment Divisions	3,477	10,072	(1,243,817)	(246,462)	5,673,543	54,072	6,479,070
Contract owner charges	(68,635)	(207)	(374,839)	(1,092)	(201,929)	(5,720)	(736,526)
Net change in net assets
from contract transactions	69,958	42,281	(4,240,132)	(247,784)	3,467,861	72,599	937,286

Net change in net assets	18,738	43,103	1,566,589	(223,403)	4,361,939	108,458	449,098

Net assets beginning of year	8,676,136	58,641	30,388,642	306,530	20,943,097	685,605	82,089,751

Net assets end of year	$8,694,874	$101,744	$31,955,231	$83,127	$25,305,036	$794,063	$82,538,849

Contract unit transactions
Units outstanding at beginning of year	534,066	3,338	1,982,112	18,820	2,088,254	65,803	6,000,223
Units issued	108,798	2,434	304,045	—	1,162,936	14,487	1,170,736
Units redeemed	(103,882)	(22)	(559,368)	(14,663)	(816,812)	(7,571)	(1,109,537)
Units outstanding at end of year	538,982	5,750	1,726,789	4,157	2,434,378	72,719	6,061,422
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,105,599	$46,085	$5,869,666	$2,180	$13,368,088	$203,252	$15,999,441
Proceeds from sales	$1,879,211	$965	$9,910,464	$248,696	$8,644,538	$83,903	$16,180,301

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Operations
Net investment income (loss)	$(4,941)	$(733,588)	$(2,307)	$(1,566,087)	$(1,554)	$(338,508)	$(773)
Net realized gain (loss) on investments in Funds	(6,346)	7,062,831	78,323	11,160,536	22,632	1,356,856	2,910
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,378	9,525,147	43,838	13,643,947	43,507	1,652,090	14,766
Net change in net assets
from operations	9,091	15,854,390	119,854	23,238,396	64,585	2,670,438	16,903

Contract transactions
Purchase payments	59,738	4,422,650	46,816	2,918,763	88,230	1,018,029	33,101
Surrenders and terminations	(68,182)	(4,116,235)	(20,800)	(11,262,096)	(18,156)	(1,742,953)	(6,722)
Transfers between Investment Divisions	454,528	(1,998,699)	37,162	(12,635,917)	(169,129)	123,315	(24,871)
Contract owner charges	(2,315)	(573,434)	(4,335)	(1,210,150)	(3,113)	(265,783)	(2,083)
Net change in net assets
from contract transactions	443,769	(2,265,718)	58,843	(22,189,400)	(102,168)	(867,392)	(575)

Net change in net assets	452,860	13,588,672	178,697	1,048,996	(37,583)	1,803,046	16,328

Net assets beginning of year	838,363	42,958,109	317,623	118,587,950	362,842	22,417,034	156,637

Net assets end of year	$1,291,223	$56,546,781	$496,320	$119,636,946	$325,259	$24,220,080	$172,965

Contract unit transactions
Units outstanding at beginning of year	46,495	3,012,468	16,309	2,183,472	4,821	1,589,624	11,693
Units issued	31,722	1,615,258	27,977	266,200	2,148	592,094	2,126
Units redeemed	(6,666)	(1,733,146)	(25,585)	(663,121)	(3,620)	(647,580)	(2,395)
Units outstanding at end of year	71,551	2,894,580	18,701	1,786,551	3,349	1,534,138	11,424
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$563,262	$27,115,387	$695,737	$15,590,238	$164,865	$9,153,017	$37,843
Proceeds from sales	$124,434	$30,114,693	$639,201	$39,345,725	$268,587	$10,358,917	$39,191

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Operations
Net investment income (loss)	$(1,117,844)	$(3,888)	$(925,915)	$(3,015)	$(2,117,233)	$(19,541)	$(1,702,338)
Net realized gain (loss) on investments in Funds	5,723,188	22,387	1,335,403	1,091	15,475,437	163,152	13,417,268
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,244,244	83,507	2,814,160	34,019	(5,936,461)	177,910	17,835,237
Net change in net assets
from operations	9,849,588	102,006	3,223,648	32,095	7,421,743	321,521	29,550,167

Contract transactions
Purchase payments	4,850,313	64,569	2,688,254	2,100	6,175,728	21,210	4,162,466
Surrenders and terminations	(7,711,376)	(846)	(7,034,122)	(21,191)	(16,841,300)	(538,670)	(13,964,162)
Transfers between Investment Divisions	(2,076,513)	84,236	(4,228,154)	(35,804)	(6,439,580)	(432,895)	(1,483,621)
Contract owner charges	(947,760)	(7,024)	(826,420)	(6,943)	(1,657,769)	(62,980)	(1,334,414)
Net change in net assets
from contract transactions	(5,885,336)	140,935	(9,400,442)	(61,838)	(18,762,921)	(1,013,335)	(12,619,731)

Net change in net assets	3,964,252	242,941	(6,176,794)	(29,743)	(11,341,178)	(691,814)	16,930,436

Net assets beginning of year	77,767,983	709,496	66,823,665	667,362	147,035,710	4,427,019	113,576,821

Net assets end of year	$81,732,235	$952,437	$60,646,871	$637,619	$135,694,532	$3,735,205	$130,507,257

Contract unit transactions
Units outstanding at beginning of year	2,363,220	16,120	6,360,061	53,778	3,435,073	71,359	5,136,089
Units issued	480,120	5,352	1,091,462	7,187	837,042	2,708	1,279,190
Units redeemed	(648,064)	(2,697)	(1,915,584)	(12,235)	(1,247,018)	(17,056)	(1,841,010)
Units outstanding at end of year	2,195,276	18,775	5,535,939	48,730	3,025,097	57,011	4,574,269
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$17,096,193	$259,932	$12,043,029	$96,728	$38,574,670	$173,150	$34,376,340
Proceeds from sales	$24,099,373	$122,885	$22,369,386	$161,581	$59,454,824	$1,206,026	$48,698,409

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Operations
Net investment income (loss)	$(2,764)	$(4,243,991)	$(5,082)	$(223,801)	$(1,071)	$(8,472,660)	$(12,913)
Net realized gain (loss) on investments in Funds	53,074	22,035,582	50,840	1,848,100	11,666	78,953,922	393,027
Net change in unrealized appreciation
(depreciation) on investments in Funds	100,661	(14,636,474)	(23,320)	328,844	21,110	94,040,283	400,624
Net change in net assets
from operations	150,971	3,155,117	22,438	1,953,143	31,705	164,521,545	780,738

Contract transactions
Purchase payments	54,210	10,198,631	82,284	910,484	—	26,159,809	470,524
Surrenders and terminations	(16,506)	(31,541,870)	(68,599)	(1,518,757)	(7,564)	(54,998,380)	(123,184)
Transfers between Investment Divisions	(62,133)	2,919,212	(62,498)	2,580,998	18,357	6,194,258	(70,379)
Contract owner charges	(6,862)	(3,248,163)	(12,949)	(187,928)	(3,206)	(6,446,295)	(24,865)
Net change in net assets
from contract transactions	(31,291)	(21,672,190)	(61,762)	1,784,797	7,587	(29,090,608)	252,096

Net change in net assets	119,680	(18,517,073)	(39,324)	3,737,940	39,292	135,430,937	1,032,834

Net assets beginning of year	478,217	291,733,313	977,086	14,100,714	205,954	505,944,397	2,167,033

Net assets end of year	$597,897	$273,216,240	$937,762	$17,838,654	$245,246	$641,375,334	$3,199,867

Contract unit transactions
Units outstanding at beginning of year	15,562	5,941,326	14,389	858,649	11,588	10,507,338	32,018
Units issued	6,323	985,345	5,450	648,222	3,502	2,143,077	19,050
Units redeemed	(6,914)	(1,411,387)	(6,141)	(555,779)	(3,153)	(2,684,667)	(16,112)
Units outstanding at end of year	14,971	5,515,284	13,698	951,092	11,937	9,965,748	34,956
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$216,902	$52,272,587	$381,875	$11,799,437	$67,472	$126,301,636	$1,573,186
Proceeds from sales	$250,957	$78,188,768	$448,719	$10,238,441	$60,956	$163,864,904	$1,334,003

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(2,496,059)	$(12,669)	$(157,657)	$(886)	$(7,898,575)	$(24,323)	$(238,243)
Net realized gain (loss) on investments in Funds	4,730,512	76,523	566,542	4,024	56,768,685	677,134	426,178
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,215,102	12,264	(773,455)	(7,584)	67,763,375	415,276	418,154
Net change in net assets
from operations	3,449,555	76,118	(364,570)	(4,446)	116,633,485	1,068,087	606,089

Contract transactions
Purchase payments	3,892,520	82,766	369,314	—	35,699,998	348,528	760,845
Surrenders and terminations	(17,841,817)	(273,076)	(852,922)	(12,701)	(51,637,518)	(654,014)	(1,485,401)
Transfers between Investment Divisions	(4,864,556)	140,548	(1,008,905)	(2,082)	(3,459,899)	(421,023)	92,802
Contract owner charges	(2,026,109)	(38,208)	(128,357)	(2,516)	(6,436,925)	(52,376)	(182,274)
Net change in net assets
from contract transactions	(20,839,962)	(87,970)	(1,620,870)	(17,299)	(25,834,344)	(778,885)	(814,028)

Net change in net assets	(17,390,407)	(11,852)	(1,985,440)	(21,745)	90,799,141	289,202	(207,939)

Net assets beginning of year	180,434,688	2,584,386	12,064,951	190,756	515,572,804	4,779,404	16,846,987

Net assets end of year	$163,044,281	$2,572,534	$10,079,511	$169,011	$606,371,945	$5,068,606	$16,639,048

Contract unit transactions
Units outstanding at beginning of year	7,615,967	81,428	801,879	11,752	6,932,294	57,841	1,374,180
Units issued	792,553	16,612	200,830	571	1,486,354	16,678	507,008
Units redeemed	(1,643,098)	(19,183)	(308,152)	(1,643)	(1,821,470)	(25,347)	(562,887)
Units outstanding at end of year	6,765,422	78,857	694,557	10,680	6,597,178	49,172	1,318,301
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$19,737,210	$558,475	$3,126,682	$9,949	$126,195,892	$1,579,286	$6,173,568
Proceeds from sales	$43,073,231	$659,114	$4,905,209	$28,134	$159,928,811	$2,382,494	$7,225,839

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Operations
Net investment income (loss)	$(1,913)	$(3,811,461)	$(15,082)	$(17,378,428)	$(2,788,307)	$(12,446)	$(6,562,127)
Net realized gain (loss) on investments in Funds	3,583	18,743,959	105,163	103,821,417	10,266,939	51,898	27,017,545
Net change in unrealized appreciation
(depreciation) on investments in Funds	18,480	15,312,899	276,706	165,342,519	5,229,538	144,056	67,551,085
Net change in net assets
from operations	20,150	30,245,397	366,787	251,785,508	12,708,170	183,508	88,006,503

Contract transactions
Purchase payments	81,806	10,564,666	80,763	88,695,464	8,132,291	21,347	6,067,641
Surrenders and terminations	(29,981)	(22,979,959)	(57,952)	(105,815,255)	(17,811,788)	(30,553)	(51,251,762)
Transfers between Investment Divisions	(77,997)	(4,208,832)	146,209	176,638	1,860,319	135,794	(19,206,067)
Contract owner charges	(4,519)	(2,836,685)	(32,295)	(13,197,215)	(2,167,547)	(32,800)	(5,307,368)
Net change in net assets
from contract transactions	(30,691)	(19,460,810)	136,725	(30,140,368)	(9,986,725)	93,788	(69,697,556)

Net change in net assets	(10,541)	10,784,587	503,512	221,645,140	2,721,445	277,296	18,308,947

Net assets beginning of year	381,391	263,063,728	2,859,482	1,121,777,793	194,527,076	2,405,973	433,180,374

Net assets end of year	$370,850	$273,848,315	$3,362,994	$1,343,422,933	$197,248,521	$2,683,269	$451,489,321

Contract unit transactions
Units outstanding at beginning of year	29,597	5,315,454	44,200	26,930,425	4,718,175	43,587	23,743,963
Units issued	10,026	685,901	8,435	5,071,770	829,631	6,954	1,601,705
Units redeemed	(11,929)	(1,061,218)	(6,708)	(5,792,777)	(1,062,017)	(5,487)	(4,995,642)
Units outstanding at end of year	27,694	4,940,137	45,927	26,209,418	4,485,789	45,054	20,350,026
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$128,106	$36,700,353	$624,246	$242,380,128	$34,821,370	$401,431	$33,412,071
Proceeds from sales	$160,710	$59,972,624	$502,603	$289,898,924	$47,596,402	$320,089	$109,671,754

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Operations
Net investment income (loss)	$(9,981)	$(421,950)	$(1,547)	$(228,277)	$(2,636)	$(2,232,184)	$(5,875)
Net realized gain (loss) on investments in Funds	146,312	1,484,226	11,607	1,338,611	5,031	11,417,353	50,820
Net change in unrealized appreciation
(depreciation) on investments in Funds	285,610	5,271,641	54,874	1,787,090	86,838	8,424,188	98,311
Net change in net assets
from operations	421,941	6,333,917	64,934	2,897,424	89,233	17,609,357	143,256

Contract transactions
Purchase payments	10,144	1,663,478	—	1,289,909	—	4,892,612	149,132
Surrenders and terminations	(179,237)	(2,562,655)	(3,120)	(3,161,056)	(883)	(16,920,020)	(113,879)
Transfers between Investment Divisions	(40,487)	7,934,603	(21,836)	1,661,876	110,885	1,809,914	107,005
Contract owner charges	(20,994)	(314,188)	(2,547)	(140,000)	(2,658)	(1,813,709)	(15,256)
Net change in net assets
from contract transactions	(230,574)	6,721,238	(27,503)	(349,271)	107,344	(12,031,203)	127,002

Net change in net assets	191,367	13,055,155	37,431	2,548,153	196,577	5,578,154	270,258

Net assets beginning of year	1,957,655	25,371,087	281,282	16,223,223	424,220	147,873,939	1,039,569

Net assets end of year	$2,149,022	$38,426,242	$318,713	$18,771,376	$620,797	$153,452,093	$1,309,827

Contract unit transactions
Units outstanding at beginning of year	99,295	1,417,890	14,596	464,033	9,201	4,382,306	23,878
Units issued	26,320	1,002,626	4,697	130,612	3,079	628,493	7,796
Units redeemed	(37,247)	(689,387)	(6,150)	(127,431)	(577)	(967,528)	(5,271)
Units outstanding at end of year	88,368	1,731,129	13,143	467,214	11,703	4,043,271	26,403
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$578,516	$21,051,374	$104,873	$4,792,841	$136,211	$23,435,389	$379,242
Proceeds from sales	$819,071	$14,752,086	$133,923	$5,370,389	$31,503	$37,698,776	$258,115

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar SMID Moat Focus Index Fund - Class I(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Operations
Net investment income (loss)	$(11,380)	$(32)	$—	$(474,620)	$(4,242)	$(274,049)	$5,031
Net realized gain (loss) on investments in Funds	69,204	—	—	2,044,928	88,599	4,754,325	90,030
Net change in unrealized appreciation
(depreciation) on investments in Funds	165,548	(980)	—	3,901,983	75,310	(419,195)	(40,302)
Net change in net assets
from operations	223,372	(1,012)	—	5,472,291	159,667	4,061,081	54,759

Contract transactions
Purchase payments	188,192	10,454	—	2,539,882	—	5,605,682	199,724
Surrenders and terminations	(38,787)	(137)	—	(1,951,314)	(14,685)	(2,281,741)	(62,849)
Transfers between Investment Divisions	(236,985)	13,736	—	5,098,040	(53,946)	(1,757,133)	55,477
Contract owner charges	(600)	(25)	—	(364,348)	(14,310)	(529,994)	(6,240)
Net change in net assets
from contract transactions	(88,180)	24,028	—	5,322,260	(82,941)	1,036,814	186,112

Net change in net assets	135,192	23,016	—	10,794,551	76,726	5,097,895	240,871

Net assets beginning of year	1,309,209	—	—	26,124,206	846,460	42,723,731	410,058

Net assets end of year	$1,444,401	$23,016	$—	$36,918,757	$923,186	$47,821,626	$650,929

Contract unit transactions
Units outstanding at beginning of year	120,295	—	—	1,274,050	38,130	2,293,547	20,691
Units issued	29,789	2,171	—	658,701	11,765	911,490	36,224
Units redeemed	(39,999)	(15)	—	(412,190)	(15,357)	(852,724)	(27,171)
Units outstanding at end of year	110,085	2,156	—	1,520,561	34,538	2,352,313	29,744
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$359,135	$24,190	$—	$14,798,043	$291,929	$21,662,014	$833,666
Proceeds from sales	$458,695	$194	$—	$9,950,403	$379,112	$17,259,754	$583,745

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(29,325)	$(20,417)	$(637,704)	$(1,976)	$(1,348,469)	$(13,900)	$(721,577)
Net realized gain (loss) on investments in Funds	75,837	62,958	914,880	11,614	5,319,089	101,156	856,361
Net change in unrealized appreciation
(depreciation) on investments in Funds	118,945	355,991	1,761,239	12,875	10,320,452	384,537	1,655,541
Net change in net assets
from operations	165,457	398,532	2,038,415	22,513	14,291,072	471,793	1,790,325

Contract transactions
Purchase payments	148,105	236,770	1,588,012	78,624	9,863,770	105,609	4,572,128
Surrenders and terminations	(156,059)	(65,697)	(5,563,150)	(26,120)	(10,125,516)	(221,775)	(5,576,011)
Transfers between Investment Divisions	(347,027)	436,910	4,187,253	68,056	6,669,659	28,392	8,090,966
Contract owner charges	(672)	(384)	(442,267)	(6,213)	(995,651)	(12,184)	(482,724)
Net change in net assets
from contract transactions	(355,653)	607,599	(230,152)	114,347	5,412,262	(99,958)	6,604,359

Net change in net assets	(190,196)	1,006,131	1,808,263	136,860	19,703,334	371,835	8,394,684

Net assets beginning of year	3,131,453	1,351,894	47,454,105	365,419	89,231,415	2,886,250	50,014,448

Net assets end of year	$2,941,257	$2,358,025	$49,262,368	$502,279	$108,934,749	$3,258,085	$58,409,132

Contract unit transactions
Units outstanding at beginning of year	345,708	131,194	3,895,433	25,860	2,593,852	80,827	4,695,277
Units issued	42,197	92,316	863,684	24,042	848,778	11,265	1,628,054
Units redeemed	(79,945)	(38,488)	(884,548)	(15,883)	(700,122)	(14,651)	(1,015,758)
Units outstanding at end of year	307,960	185,022	3,874,569	34,019	2,742,508	77,441	5,307,573
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$394,833	$1,054,500	$10,683,943	$340,746	$31,838,665	$420,522	$17,706,007
Proceeds from sales	$779,811	$467,318	$11,551,799	$228,375	$27,774,872	$534,380	$11,823,225

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$(9,824)	$(522,474)	$(3,329)	$(1,051,723)	$(4,848)	$(1,182,609)	$(2,601)
Net realized gain (loss) on investments in Funds	23,949	(161,409)	(1,976)	210,755	889	2,451,217	12,754
Net change in unrealized appreciation
(depreciation) on investments in Funds	63,320	1,217,285	19,015	1,392,182	22,668	4,149,439	32,513
Net change in net assets
from operations	77,445	533,402	13,710	551,214	18,709	5,418,047	42,666

Contract transactions
Purchase payments	678,559	1,125,141	54,562	2,402,639	62,290	3,273,957	52,280
Surrenders and terminations	(45,572)	(3,827,248)	(53,170)	(8,577,807)	(84,475)	(10,954,424)	(28,033)
Transfers between Investment Divisions	590,962	1,331,290	58,295	2,284,936	10,413	2,740,281	76,401
Contract owner charges	(19,532)	(364,825)	(6,921)	(804,068)	(10,187)	(842,241)	(3,904)
Net change in net assets
from contract transactions	1,204,417	(1,735,642)	52,766	(4,694,300)	(21,959)	(5,782,427)	96,744

Net change in net assets	1,281,862	(1,202,240)	66,476	(4,143,086)	(3,250)	(364,380)	139,410

Net assets beginning of year	1,153,023	38,539,466	542,726	76,657,259	945,210	86,100,154	515,009

Net assets end of year	$2,434,885	$37,337,226	$609,202	$72,514,173	$941,960	$85,735,774	$654,419

Contract unit transactions
Units outstanding at beginning of year	101,076	3,269,290	41,959	5,270,096	52,504	3,515,427	14,965
Units issued	148,062	639,284	8,885	773,670	9,428	513,844	6,800
Units redeemed	(45,030)	(790,338)	(4,731)	(1,091,913)	(10,763)	(755,164)	(3,814)
Units outstanding at end of year	204,108	3,118,236	46,113	4,951,853	51,169	3,274,107	17,951
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,728,539	$7,698,157	$114,802	$11,363,076	$174,547	$13,223,399	$237,404
Proceeds from sales	$533,946	$9,956,273	$65,365	$17,109,099	$201,354	$20,188,435	$143,261

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Investment Grade Credit Fund- Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$(21)	$(3)	$(637,740)	$(1,996)	$(332,062)	$(1,826)	$(2,606,021)
Net realized gain (loss) on investments in Funds	(1)	—	(74,090)	873	1,027,878	51,134	15,664,529
Net change in unrealized appreciation
(depreciation) on investments in Funds	(375)	(140)	1,108,237	8,938	1,398,767	(5,570)	13,224,675
Net change in net assets
from operations	(397)	(143)	396,407	7,815	2,094,583	43,738	26,283,183

Contract transactions
Purchase payments	—	13,451	1,505,967	—	672,628	340	875,946
Surrenders and terminations	—	—	(6,470,859)	(49,531)	(2,892,099)	(125,518)	(22,475,817)
Transfers between Investment Divisions	19,369	—	3,610,475	10,292	584,816	28,884	(3,199,281)
Contract owner charges	(27)	—	(481,934)	(3,901)	(249,507)	(5,685)	(1,328,507)
Net change in net assets
from contract transactions	19,342	13,451	(1,836,351)	(43,140)	(1,884,162)	(101,979)	(26,127,659)

Net change in net assets	18,945	13,308	(1,439,944)	(35,325)	210,421	(58,241)	155,524

Net assets beginning of year	—	—	47,650,649	432,685	23,655,411	391,070	162,295,436

Net assets end of year	$18,945	$13,308	$46,210,705	$397,360	$23,865,832	$332,829	$162,450,960

Contract unit transactions
Units outstanding at beginning of year	—	—	2,831,743	31,060	1,066,389	13,798	5,371,895
Units issued	1,840	1,279	553,823	844	198,868	7,339	243,615
Units redeemed	(3)	—	(661,506)	(2,990)	(283,312)	(10,488)	(1,015,980)
Units outstanding at end of year	1,837	1,279	2,724,060	28,914	981,945	10,649	4,599,530
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$19,369	$13,451	$9,377,406	$10,745	$4,704,031	$218,119	$8,541,578
Proceeds from sales	$48	$3	$11,851,497	$55,881	$6,920,255	$321,924	$37,275,258

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Operations
Net investment income (loss)	$(1,662)	$(392,176)	$(975)	$(3,182)	$(46)	$(11,386,932)	$(42,565)
Net realized gain (loss) on investments in Funds	816	1,549,457	253	(1,016)	652	41,951,074	437,642
Net change in unrealized appreciation
(depreciation) on investments in Funds	38,839	2,087,401	22,370	(34,844)	—	57,718,897	581,484
Net change in net assets
from operations	37,993	3,244,682	21,648	(39,042)	606	88,283,039	976,561

Contract transactions
Purchase payments	10,761	2,360,270	170,684	868,765	20,092	61,667,377	507,143
Surrenders and terminations	(1,604)	(4,365,471)	—	(7,742)	—	(74,296,289)	(440,385)
Transfers between Investment Divisions	266,304	923,263	17,649	1,398,851	(422)	27,843,675	220,167
Contract owner charges	(2,162)	(141,706)	(12)	(3,417)	(184)	(8,219,621)	(87,497)
Net change in net assets
from contract transactions	273,299	(1,223,644)	188,321	2,256,457	19,486	6,995,142	199,428

Net change in net assets	311,292	2,021,038	209,969	2,217,415	20,092	95,278,181	1,175,989

Net assets beginning of year	84,245	31,600,620	93,895	—	—	809,114,423	7,931,154

Net assets end of year	$395,537	$33,621,658	$303,864	$2,217,415	$20,092	$904,392,604	$9,107,143

Contract unit transactions
Units outstanding at beginning of year	2,193	2,130,784	5,787	—	—	33,778,294	305,830
Units issued	6,670	435,522	11,058	257,080	9,253	6,434,242	86,429
Units redeemed	(83)	(507,822)	(78)	(32,730)	(7,226)	(6,163,086)	(81,545)
Units outstanding at end of year	8,780	2,058,484	16,767	224,350	2,027	34,049,450	310,714
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$277,064	$6,805,432	$189,712	$2,584,066	$91,697	$163,857,953	$2,419,808
Proceeds from sales	$5,427	$8,421,252	$2,366	$330,791	$72,257	$168,249,743	$2,262,945

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(10,221,837)	$(31,814)	$(5,579,321)	$(14,596)	$(881,454)	$(11,336)	$(196,445)
Net realized gain (loss) on investments in Funds	70,303,504	570,291	24,353,033	201,218	1,093,416	3,270	332,771
Net change in unrealized appreciation
(depreciation) on investments in Funds	118,384,115	1,201,653	9,013,527	83,921	1,922,034	132,282	922,287
Net change in net assets
from operations	178,465,782	1,740,130	27,787,239	270,543	2,133,996	124,216	1,058,613

Contract transactions
Purchase payments	24,456,214	320,723	15,417,273	145,629	1,394,402	59,979	1,421,509
Surrenders and terminations	(76,708,084)	(220,484)	(34,318,020)	(86,178)	(9,912,714)	(34,226)	(1,417,119)
Transfers between Investment Divisions	(35,420,539)	(1,458,260)	79,277	(521,189)	3,589,332	74,276	1,651,834
Contract owner charges	(8,276,005)	(61,972)	(4,992,033)	(24,856)	(690,776)	(3,071)	(119,909)
Net change in net assets
from contract transactions	(95,948,414)	(1,419,993)	(23,813,503)	(486,594)	(5,619,756)	96,958	1,536,315

Net change in net assets	82,517,368	320,137	3,973,736	(216,051)	(3,485,760)	221,174	2,594,928

Net assets beginning of year	669,920,310	6,361,907	369,364,691	3,275,404	66,027,482	2,654,467	14,295,374

Net assets end of year	$752,437,678	$6,682,044	$373,338,427	$3,059,353	$62,541,722	$2,875,641	$16,890,302

Contract unit transactions
Units outstanding at beginning of year	5,507,749	36,147	2,291,151	13,721	6,353,294	206,822	1,255,082
Units issued	611,091	5,845	286,348	2,578	1,663,465	13,709	483,890
Units redeemed	(1,292,027)	(12,479)	(431,563)	(4,481)	(2,169,897)	(6,568)	(351,272)
Units outstanding at end of year	4,826,813	29,513	2,145,936	11,818	5,846,862	213,963	1,387,700
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$88,749,875	$1,150,164	$49,794,667	$637,494	$17,705,932	$183,870	$5,636,561
Proceeds from sales	$194,920,126	$2,601,971	$79,187,491	$1,138,684	$24,207,142	$98,248	$4,296,691

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(470)	$(4,359,686)	$(17,652)	$(2,150,455)	$(35,440)	$(555,945)	$(6,570)
Net realized gain (loss) on investments in Funds	1,344	18,851,342	209,192	3,976,219	230,025	1,007,724	176,874
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,030	21,687,814	314,532	13,229,513	580,393	2,039,094	(46,261)
Net change in net assets
from operations	7,904	36,179,470	506,072	15,055,277	774,978	2,490,873	124,043

Contract transactions
Purchase payments	40,000	10,525,031	55,273	5,945,112	23,425	3,775,434	168,073
Surrenders and terminations	(1,404)	(26,558,563)	(149,048)	(15,166,705)	(412,091)	(3,089,409)	(27,825)
Transfers between Investment Divisions	7,734	2,208,862	261,959	(3,931,252)	(471,319)	90,036	(895,535)
Contract owner charges	(1,138)	(3,217,411)	(35,221)	(1,896,313)	(62,831)	(404,485)	(2,765)
Net change in net assets
from contract transactions	45,192	(17,042,081)	132,963	(15,049,158)	(922,816)	371,576	(758,052)

Net change in net assets	53,096	19,137,389	639,035	6,119	(147,838)	2,862,449	(634,009)

Net assets beginning of year	81,466	276,613,220	3,435,948	150,664,563	6,621,077	42,399,667	1,631,057

Net assets end of year	$134,562	$295,750,609	$4,074,983	$150,670,682	$6,473,239	$45,262,116	$997,048

Contract unit transactions
Units outstanding at beginning of year	6,672	6,036,334	54,383	11,175,645	452,791	3,681,609	130,901
Units issued	5,956	866,079	14,617	1,245,270	50,232	824,335	20,395
Units redeemed	(2,382)	(1,211,958)	(12,513)	(2,279,695)	(106,447)	(794,679)	(76,440)
Units outstanding at end of year	10,246	5,690,455	56,487	10,141,220	396,576	3,711,265	74,856
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$74,439	$44,507,545	$1,020,725	$17,859,908	$763,998	$9,861,913	$262,904
Proceeds from sales	$29,717	$65,909,312	$905,414	$35,059,521	$1,722,254	$10,046,282	$1,027,526

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Operations
Net investment income (loss)	$(839,482)	$(24,585)	$(1,847)	$(1,030,736)	$(2,332)	$(39,254)	$(42)
Net realized gain (loss) on investments in Funds	1,612,058	60,152	(12,936)	591,220	6,831	69,006	9
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,242,079	454,845	11,600	3,922,857	63,927	77,155	430
Net change in net assets
from operations	5,014,655	490,412	(3,183)	3,483,341	68,426	106,907	397

Contract transactions
Purchase payments	3,438,159	113,556	—	4,709,999	73,081	383,269	—
Surrenders and terminations	(5,759,701)	(21,693)	(1,615)	(5,526,870)	(243,385)	(351,343)	—
Transfers between Investment Divisions	(471,005)	(258,523)	2,398	7,457,725	97,636	163,544	1,418
Contract owner charges	(664,716)	(60,727)	(27)	(761,099)	(12,484)	(29,728)	(166)
Net change in net assets
from contract transactions	(3,457,263)	(227,387)	756	5,879,755	(85,152)	165,742	1,252

Net change in net assets	1,557,392	263,025	(2,427)	9,363,096	(16,726)	272,649	1,649

Net assets beginning of year	62,532,058	5,167,063	201,098	65,513,301	900,339	2,990,693	8,011

Net assets end of year	$64,089,450	$5,430,088	$198,671	$74,876,397	$883,613	$3,263,342	$9,660

Contract unit transactions
Units outstanding at beginning of year	5,009,998	382,257	23,918	3,237,226	39,318	244,948	611
Units issued	645,552	8,193	6,685	928,328	13,964	76,422	106
Units redeemed	(910,586)	(23,888)	(6,552)	(663,437)	(17,187)	(63,011)	(12)
Units outstanding at end of year	4,744,964	366,562	24,051	3,502,117	36,095	258,359	705
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,449,583	$120,690	$52,352	$22,462,109	$374,591	$940,342	$1,418
Proceeds from sales	$12,746,328	$372,662	$53,443	$15,802,139	$441,363	$813,854	$208

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Operations
Net investment income (loss)	$910,169	$4,062	$(519,028)	$836	$(7,924,164)	$(13,684)	$(838,841)
Net realized gain (loss) on investments in Funds	(1,081,566)	(414)	(999,675)	(9,338)	34,744,471	60,225	3,316,597
Net change in unrealized appreciation
(depreciation) on investments in Funds	844,656	(188)	914,714	(579)	43,905,936	322,370	3,646,908
Net change in net assets
from operations	673,259	3,460	(603,989)	(9,081)	70,726,243	368,911	6,124,664

Contract transactions
Purchase payments	205,491	38,224	786,521	—	25,673,366	12,500	1,068,973
Surrenders and terminations	(3,591,165)	(286)	(5,795,308)	(12,018)	(60,661,029)	(54,248)	(4,196,646)
Transfers between Investment Divisions	888,489	(8,928)	(1,704,239)	73,541	(12,422,000)	(5,861)	(1,755,348)
Contract owner charges	(216,768)	(1,244)	(509,623)	(6,697)	(6,095,708)	(19,092)	(699,597)
Net change in net assets
from contract transactions	(2,713,953)	27,766	(7,222,649)	54,826	(53,505,371)	(66,701)	(5,582,618)

Net change in net assets	(2,040,694)	31,226	(7,826,638)	45,745	17,220,872	302,210	542,046

Net assets beginning of year	26,023,313	52,854	47,734,614	408,030	556,541,396	2,582,583	57,943,524

Net assets end of year	$23,982,619	$84,080	$39,907,976	$453,775	$573,762,268	$2,884,793	$58,485,570

Contract unit transactions
Units outstanding at beginning of year	2,612,822	4,503	2,019,107	11,092	8,577,326	27,988	3,720,648
Units issued	315,017	3,684	209,487	3,082	890,807	2,667	392,400
Units redeemed	(584,863)	(1,120)	(498,646)	(1,379)	(1,657,169)	(3,058)	(729,463)
Units outstanding at end of year	2,342,976	7,067	1,729,948	12,795	7,810,964	27,597	3,383,585
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,417,465	$45,445	$5,321,751	$110,497	$63,197,377	$251,232	$6,583,213
Proceeds from sales	$6,221,249	$13,617	$13,063,428	$54,835	$124,626,912	$331,617	$13,004,672

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(9,737)	$(677,086)	$(301)	$(833,331)	$(417)
Net realized gain (loss) on investments in Funds	126,919	310,638	—	4,229,790	5,104
Net change in unrealized appreciation
(depreciation) on investments in Funds	74,511	2,354,653	3,468	1,573,011	3,554
Net change in net assets
from operations	191,693	1,988,205	3,167	4,969,470	8,241

Contract transactions
Purchase payments	425	910,616	13,451	1,661,352	21,523
Surrenders and terminations	(270,254)	(6,065,927)	(22,558)	(4,709,234)	—
Transfers between Investment Divisions	103,827	(1,525,263)	6,512	(1,267,214)	(2,455)
Contract owner charges	(15,622)	(544,482)	(636)	(651,826)	(709)
Net change in net assets
from contract transactions	(181,624)	(7,225,056)	(3,231)	(4,966,922)	18,359

Net change in net assets	10,069	(5,236,851)	(64)	2,548	26,600

Net assets beginning of year	1,521,809	48,803,499	61,342	54,209,110	55,110

Net assets end of year	$1,531,878	$43,566,648	$61,278	$54,211,658	$81,710

Contract unit transactions
Units outstanding at beginning of year	90,782	2,928,443	2,964	1,027,916	830
Units issued	15,566	285,526	1,163	170,019	1,222
Units redeemed	(24,691)	(702,279)	(1,332)	(259,135)	(970)
Units outstanding at end of year	81,657	2,511,690	2,795	938,800	1,082
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$279,000	$4,866,183	$25,450	$9,827,826	$83,940
Proceeds from sales	$470,361	$12,768,325	$28,982	$15,628,079	$65,998

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(1,254,954)	$(1,630)	$(700)	$(527,538)	$(257)	$(84)	$(2,750,766)
Net realized gain (loss) on investments in Funds	2,721,122	(48)	(3,439)	147,870	(2,411)	425	4,853,024
Net change in unrealized appreciation
(depreciation) on investments in Funds	12,715,345	56,868	11,994	3,807,410	7,790	2,332	25,096,102
Net change in net assets
from operations	14,181,513	55,190	7,855	3,427,742	5,122	2,673	27,198,360

Contract transactions
Purchase payments	6,071,095	95,036	20,816	3,162,953	—	—	4,534,896
Surrenders and terminations	(6,976,224)	—	(53,274)	(4,362,274)	(39,970)	—	(14,921,539)
Transfers between Investment Divisions	(1,543,803)	100,239	(34,887)	(1,953,938)	—	12,610	(2,975,244)
Contract owner charges	(1,159,534)	(5,858)	(1,383)	(253,410)	(60)	(44)	(2,431,225)
Net change in net assets
from contract transactions	(3,608,466)	189,417	(68,728)	(3,406,669)	(40,030)	12,566	(15,793,112)

Net change in net assets	10,573,047	244,607	(60,873)	21,073	(34,908)	15,239	11,405,248

Net assets beginning of year	86,102,171	209,864	175,131	44,449,488	84,952	17,950	190,113,395

Net assets end of year	$96,675,218	$454,471	$114,258	$44,470,561	$50,044	$33,189	$201,518,643

Contract unit transactions
Units outstanding at beginning of year	5,229,274	13,431	21,766	3,902,670	6,850	2,504	11,309,779
Units issued	473,693	11,000	5,547	552,097	—	2,039	645,426
Units redeemed	(679,435)	(369)	(13,797)	(840,737)	(3,152)	(312)	(1,529,436)
Units outstanding at end of year	5,023,532	24,062	13,516	3,614,030	3,698	4,231	10,425,769

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(1,510)	$297,363	$5,108	$7,354	$(820)	$(1,601,658)	$(741)
Net realized gain (loss) on investments in Funds	28,301	528,168	4,172	2,601	998	1,904,422	6,415
Net change in unrealized appreciation
(depreciation) on investments in Funds	20,053	3,684,014	28,107	37,971	32,424	11,144,641	13,492
Net change in net assets
from operations	46,844	4,509,545	37,387	47,926	32,602	11,447,405	19,166

Contract transactions
Purchase payments	—	2,148,993	50,000	50,250	25,125	4,120,075	100,000
Surrenders and terminations	(129,594)	(1,187,842)	—	(59,799)	(39,610)	(9,535,609)	—
Transfers between Investment Divisions	(1,027)	992,703	3,983	25,911	56,441	(962,626)	(99,013)
Contract owner charges	(2,701)	(173,018)	(4,558)	(2,178)	(1,507)	(1,308,281)	(889)
Net change in net assets
from contract transactions	(133,322)	1,780,836	49,425	14,184	40,449	(7,686,441)	98

Net change in net assets	(86,478)	6,290,381	86,812	62,110	73,051	3,760,964	19,264

Net assets beginning of year	293,729	34,480,024	234,466	269,185	184,533	114,512,160	160,262

Net assets end of year	$207,251	$40,770,405	$321,278	$331,295	$257,584	$118,273,124	$179,526

Contract unit transactions
Units outstanding at beginning of year	17,612	1,888,381	13,428	32,984	22,125	8,472,759	10,819
Units issued	27	319,251	2,683	9,137	9,469	668,976	6,396
Units redeemed	(7,176)	(224,220)	(248)	(7,533)	(4,936)	(1,210,416)	(6,380)
Units outstanding at end of year	10,463	1,983,412	15,863	34,588	26,658	7,931,319	10,835

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$234,606	$(8)	$(3,037,681)	$(761)	$285,652	$39,242	$(155,694)
Net realized gain (loss) on investments in Funds	(186,757)	87	7,265,038	868	450,629	27,067	116,773
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,480,020	—	20,805,839	16,463	2,162,286	131,997	1,377,397
Net change in net assets
from operations	1,527,869	79	25,033,196	16,570	2,898,567	198,306	1,338,476

Contract transactions
Purchase payments	1,994,329	100,000	5,597,417	—	1,696,251	—	496,487
Surrenders and terminations	(1,057,457)	—	(23,353,342)	(15,668)	(1,460,824)	(58,070)	(1,117,679)
Transfers between Investment Divisions	149,091	(100,079)	(5,935,484)	2,042	(1,270,666)	253,553	(120,634)
Contract owner charges	(75,242)	—	(2,482,690)	(893)	(137,735)	(25,460)	(51,470)
Net change in net assets
from contract transactions	1,010,721	(79)	(26,174,099)	(14,519)	(1,172,974)	170,023	(793,296)

Net change in net assets	2,538,590	—	(1,140,903)	2,051	1,725,593	368,329	545,180

Net assets beginning of year	17,520,962	—	220,114,163	130,541	28,514,302	1,604,706	13,684,566

Net assets end of year	$20,059,552	$—	$218,973,260	$132,592	$30,239,895	$1,973,035	$14,229,746

Contract unit transactions
Units outstanding at beginning of year	1,316,472	—	13,394,109	7,340	1,800,715	91,099	1,389,603
Units issued	238,645	6,664	693,672	120	142,105	15,826	162,804
Units redeemed	(160,151)	(6,664)	(2,204,640)	(822)	(215,015)	(6,892)	(240,900)
Units outstanding at end of year	1,394,966	—	11,883,141	6,638	1,727,805	100,033	1,311,507

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(936)	$16,245	$6,081	$(1,137,010)	$(8,077)	$432,305	$2,938
Net realized gain (loss) on investments in Funds	(288)	(776,765)	(24,620)	1,147,289	(19,411)	(1,714,937)	(3,377)
Net change in unrealized appreciation
(depreciation) on investments in Funds	23,042	5,150,970	58,532	9,396,184	239,898	6,926,456	23,922
Net change in net assets
from operations	21,818	4,390,450	39,993	9,406,463	212,410	5,643,824	23,483

Contract transactions
Purchase payments	203	915,059	15,000	2,557,602	—	1,049,428	—
Surrenders and terminations	(63)	(4,200,215)	(639)	(8,172,122)	(39,760)	(1,614,994)	(12,892)
Transfers between Investment Divisions	(506)	(124,046)	34,370	(3,410,195)	(3,479,658)	(220,802)	(2,711)
Contract owner charges	(3,223)	(651,974)	(7,051)	(821,304)	(23,413)	(380,551)	(1,922)
Net change in net assets
from contract transactions	(3,589)	(4,061,176)	41,680	(9,846,019)	(3,542,831)	(1,166,919)	(17,525)

Net change in net assets	18,229	329,274	81,673	(439,556)	(3,330,421)	4,476,905	5,958

Net assets beginning of year	199,420	53,467,109	382,812	88,734,415	4,052,548	27,706,388	111,230

Net assets end of year	$217,649	$53,796,383	$464,485	$88,294,859	$722,127	$32,183,293	$117,188

Contract unit transactions
Units outstanding at beginning of year	18,790	4,775,150	26,841	7,773,920	362,270	2,604,554	9,898
Units issued	306	336,471	10,969	1,249,322	1,314	285,666	44
Units redeemed	(635)	(686,742)	(7,962)	(2,103,403)	(306,647)	(385,132)	(1,414)
Units outstanding at end of year	18,461	4,424,879	29,848	6,919,839	56,937	2,505,088	8,528

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I
Operations
Net investment income (loss)	$(425,610)	$(5,587)	$(2,024,383)	$(7,243)	$(1,344,710)	$(2,471)
Net realized gain (loss) on investments in Funds	566,932	17,268	467,989	(26,855)	1,915,212	1,861
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,255,550	115,722	21,090,314	244,463	16,367,365	140,806
Net change in net assets
from operations	3,396,872	127,403	19,533,920	210,365	16,937,867	140,196

Contract transactions
Purchase payments	2,448,445	16,189	4,735,358	15,016	2,578,561	557,507
Surrenders and terminations	(1,511,586)	(15,508)	(10,258,079)	(27,098)	(6,309,894)	(14,973)
Transfers between Investment Divisions	(881,877)	(137,016)	2,746,027	52,347	2,587,977	(1,796)
Contract owner charges	(412,867)	(16,716)	(1,942,319)	(24,915)	(1,276,148)	(7,792)
Net change in net assets
from contract transactions	(357,885)	(153,051)	(4,719,013)	15,350	(2,419,504)	532,946

Net change in net assets	3,038,987	(25,648)	14,814,907	225,715	14,518,363	673,142

Net assets beginning of year	30,392,989	1,174,199	134,892,750	1,330,588	88,547,756	341,238

Net assets end of year	$33,431,976	$1,148,551	$149,707,657	$1,556,303	$103,066,119	$1,014,380

Contract unit transactions
Units outstanding at beginning of year	1,853,097	66,686	2,163,092	14,906	3,546,467	10,717
Units issued	383,712	2,546	291,425	1,141	580,944	16,695
Units redeemed	(398,139)	(11,118)	(360,390)	(1,077)	(669,417)	(1,504)
Units outstanding at end of year	1,838,670	58,114	2,094,127	14,970	3,457,994	25,908

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$(81,077)	$(646)	$(17,892)	$(290)	$(2,472,086)	$(4,771)
Net realized gain (loss) on investments in Funds	989,512	983	20,411	34	2,669,642	3,755
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,920,724	23,278	193,328	9,017	20,581,012	145,877
Net change in net assets
from operations	3,829,159	23,615	195,847	8,761	20,778,568	144,861

Contract transactions
Purchase payments	2,334,805	38,823	672,731	75,000	18,012,886	35,000
Surrenders and terminations	(1,154,007)	(37,814)	(9,073)	—	(11,277,241)	(61,476)
Transfers between Investment Divisions	357,624	(27,972)	112,823	(1)	1,037,277	49,973
Contract owner charges	(217,364)	(1,252)	(18,984)	(774)	(2,146,384)	(10,269)
Net change in net assets
from contract transactions	1,321,058	(28,215)	757,497	74,225	5,626,538	13,228

Net change in net assets	5,150,217	(4,600)	953,344	82,986	26,405,106	158,089

Net assets beginning of year	13,200,215	149,833	929,132	—	166,770,307	1,052,924

Net assets end of year	$18,350,432	$145,233	$1,882,476	$82,986	$193,175,413	$1,211,013

Contract unit transactions
Units outstanding at beginning of year	810,982	18,580	100,400	—	8,673,313	40,596
Units issued	577,599	5,986	106,534	7,777	1,702,817	3,092
Units redeemed	(491,424)	(8,989)	(28,489)	(78)	(1,452,402)	(2,760)
Units outstanding at end of year	897,157	15,577	178,445	7,699	8,923,728	40,928

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(178,835)	$(2,039)	$(281,889)	$(1,368)	$(303,640)	$(599)	$(785,268)
Net realized gain (loss) on investments in Funds	(102,579)	(437)	175,538	1,502	(417,799)	(1,551)	1,052,402
Net change in unrealized appreciation
(depreciation) on investments in Funds	805,129	24,420	1,652,999	19,149	1,596,226	11,263	10,966,632
Net change in net assets
from operations	523,715	21,944	1,546,648	19,283	874,787	9,113	11,233,766

Contract transactions
Purchase payments	3,502,854	84,711	2,626,431	—	576,354	10,428	3,658,090
Surrenders and terminations	(823,125)	(9,040)	(645,580)	(2,733)	(1,370,829)	—	(3,630,942)
Transfers between Investment Divisions	6,369,923	322,242	88,866	(97,961)	1,001,028	97,801	2,278,856
Contract owner charges	(141,871)	(4,496)	(199,817)	(2,183)	(282,590)	(941)	(648,827)
Net change in net assets
from contract transactions	8,907,781	393,417	1,869,900	(102,877)	(76,037)	107,288	1,657,177

Net change in net assets	9,431,496	415,361	3,416,548	(83,594)	798,750	116,401	12,890,943

Net assets beginning of year	8,787,773	259,455	20,560,363	304,423	20,758,224	70,299	54,050,094

Net assets end of year	$18,219,269	$674,816	$23,976,911	$220,829	$21,556,974	$186,700	$66,941,037

Contract unit transactions
Units outstanding at beginning of year	1,019,922	29,530	1,779,967	25,225	2,348,171	7,184	2,788,892
Units issued	1,391,372	47,764	436,606	3,303	335,700	13,085	694,185
Units redeemed	(363,740)	(3,726)	(278,843)	(11,632)	(350,860)	(2,455)	(612,989)
Units outstanding at end of year	2,047,554	73,568	1,937,730	16,896	2,333,011	17,814	2,870,088

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(5,161)	$(580,356)	$(961)	$(2,789,378)	$(11,039)	$(3,663,251)	$(16,951)
Net realized gain (loss) on investments in Funds	4,323	343,153	7	4,383,630	(764)	5,051,490	23,162
Net change in unrealized appreciation
(depreciation) on investments in Funds	164,871	5,674,915	26,731	27,745,177	319,798	82,128,899	1,124,984
Net change in net assets
from operations	164,033	5,437,712	25,777	29,339,429	307,995	83,517,138	1,131,195

Contract transactions
Purchase payments	221,230	1,010,550	—	14,406,872	22,160	20,582,859	629,603
Surrenders and terminations	(36,980)	(2,581,502)	(1,280)	(12,116,406)	(5,747)	(13,166,293)	(91,075)
Transfers between Investment Divisions	24,620	(736,950)	1,291	8,537,175	(5,352)	17,610,233	228,876
Contract owner charges	(9,416)	(599,499)	(2,941)	(2,589,496)	(13,768)	(3,167,620)	(44,480)
Net change in net assets
from contract transactions	199,454	(2,907,401)	(2,930)	8,238,145	(2,707)	21,859,179	722,924

Net change in net assets	363,487	2,530,311	22,847	37,577,574	305,288	105,376,317	1,854,119

Net assets beginning of year	692,507	38,991,760	167,603	184,919,729	1,854,824	222,669,233	2,593,744

Net assets end of year	$1,055,994	$41,522,071	$190,450	$222,497,303	$2,160,112	$328,045,550	$4,447,863

Contract unit transactions
Units outstanding at beginning of year	33,294	2,355,606	8,602	9,806,910	88,420	6,993,981	72,658
Units issued	18,634	195,773	178	1,683,732	12,222	1,651,973	23,855
Units redeemed	(9,919)	(355,238)	(314)	(1,286,787)	(12,681)	(1,079,000)	(6,016)
Units outstanding at end of year	42,009	2,196,141	8,466	10,203,855	87,961	7,566,954	90,497

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(7,207,801)	$(29,960)	$(1,178,418)	$(3,125)	$(1,979,479)
Net realized gain (loss) on investments in Funds	22,575,803	145,954	539,321	(3,361)	4,045,326
Net change in unrealized appreciation
(depreciation) on investments in Funds	96,910,123	1,334,880	11,078,372	83,004	14,258,592
Net change in net assets
from operations	112,278,125	1,450,874	10,439,275	76,518	16,324,439

Contract transactions
Purchase payments	38,014,437	312,292	2,663,798	—	5,653,680
Surrenders and terminations	(34,585,893)	(287,735)	(6,008,356)	(27,689)	(9,766,777)
Transfers between Investment Divisions	2,134,752	(316,540)	3,334,306	168,150	(312,993)
Contract owner charges	(6,748,146)	(91,767)	(1,077,198)	(6,539)	(1,621,880)
Net change in net assets
from contract transactions	(1,184,850)	(383,750)	(1,087,450)	133,922	(6,047,970)

Net change in net assets	111,093,275	1,067,124	9,351,825	210,440	10,276,469

Net assets beginning of year	470,229,759	5,679,071	77,129,842	451,332	136,579,854

Net assets end of year	$581,323,034	$6,746,195	$86,481,667	$661,772	$146,856,323

Contract unit transactions
Units outstanding at beginning of year	16,427,510	168,463	5,997,806	30,855	8,461,974
Units issued	2,317,342	17,075	1,022,275	11,430	848,836
Units redeemed	(2,363,083)	(25,874)	(1,108,046)	(3,129)	(1,210,723)
Units outstanding at end of year	16,381,769	159,664	5,912,035	39,156	8,100,087

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(7,650)	$(1,140,732)	$(4,615)	$(3,826,483)	$(4,865)	$(546,524)	$(442)
Net realized gain (loss) on investments in Funds	(1,412)	1,398,482	13,532	12,917,357	13,457	564,328	626
Net change in unrealized appreciation
(depreciation) on investments in Funds	211,375	9,832,862	130,771	27,391,463	150,293	3,142,000	8,918
Net change in net assets
from operations	202,313	10,090,612	139,688	36,482,337	158,885	3,159,804	9,102

Contract transactions
Purchase payments	—	3,173,592	58,342	8,474,012	113,500	886,480	—
Surrenders and terminations	(1,628)	(4,628,097)	(4,535)	(18,509,565)	(2,027)	(2,881,130)	—
Transfers between Investment Divisions	180,892	(729,362)	(31,786)	(1,700,298)	29,132	(396,795)	1,962
Contract owner charges	(16,843)	(1,123,364)	(15,777)	(3,522,963)	(16,342)	(496,673)	(993)
Net change in net assets
from contract transactions	162,421	(3,307,231)	6,244	(15,258,814)	124,263	(2,888,118)	969

Net change in net assets	364,734	6,783,381	145,932	21,223,523	283,148	271,686	10,071

Net assets beginning of year	1,356,571	74,098,380	914,924	248,659,025	852,414	37,072,848	88,200

Net assets end of year	$1,721,305	$80,881,761	$1,060,856	$269,882,548	$1,135,562	$37,344,534	$98,271

Contract unit transactions
Units outstanding at beginning of year	74,741	5,360,990	55,685	9,206,327	26,371	2,927,420	6,654
Units issued	9,566	619,526	19,675	890,333	6,016	410,040	518
Units redeemed	(1,017)	(844,474)	(19,123)	(1,431,980)	(2,352)	(631,860)	(456)
Units outstanding at end of year	83,290	5,136,042	56,237	8,664,680	30,035	2,705,600	6,716

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(863,676)	$(4,328)	$(1,962,991)	$(1,208)	$(966,191)	$(1,537)	$(3,918,008)
Net realized gain (loss) on investments in Funds	(2,813,799)	(25,097)	3,526,083	67	6,935,818	3,162	11,292,522
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,663,503	132,562	14,743,236	29,632	(8,411,327)	(7,400)	96,460,372
Net change in net assets
from operations	6,986,028	103,137	16,306,328	28,491	(2,441,700)	(5,775)	103,834,886

Contract transactions
Purchase payments	1,705,718	12,000	2,824,712	106,324	1,855,660	2,632	8,817,221
Surrenders and terminations	(2,959,764)	(8,282)	(12,131,357)	(6,146)	(5,705,187)	(5,390)	(22,596,872)
Transfers between Investment Divisions	(796,080)	133,173	(2,276,369)	1,224	(20,696,347)	29,060	8,696,833
Contract owner charges	(815,175)	(16,430)	(1,758,005)	(2,403)	(859,741)	(4,236)	(3,883,283)
Net change in net assets
from contract transactions	(2,865,301)	120,461	(13,341,019)	98,999	(25,405,615)	22,066	(8,966,101)

Net change in net assets	4,120,727	223,598	2,965,309	127,490	(27,847,315)	16,291	94,868,785

Net assets beginning of year	58,674,877	780,619	139,822,614	166,319	89,659,863	313,431	221,629,870

Net assets end of year	$62,795,604	$1,004,217	$142,787,923	$293,809	$61,812,548	$329,722	$316,498,655

Contract unit transactions
Units outstanding at beginning of year	5,815,874	73,309	9,553,398	10,372	7,488,560	21,899	3,091,593
Units issued	756,151	18,375	426,273	6,052	969,871	9,879	482,720
Units redeemed	(1,018,628)	(8,713)	(1,295,197)	(471)	(3,139,323)	(8,452)	(589,558)
Units outstanding at end of year	5,553,397	82,971	8,684,474	15,953	5,319,108	23,326	2,984,755

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Operations
Net investment income (loss)	$(12,963)	$79,503	$6,698	$(758,877)	$(6,467)	$58,130	$3,546
Net realized gain (loss) on investments in Funds	22,601	1,847,097	48,058	1,522,217	13,315	(636,518)	(4,475)
Net change in unrealized appreciation
(depreciation) on investments in Funds	984,104	9,303,874	77,047	18,324,741	391,669	1,188,310	18,805
Net change in net assets
from operations	993,742	11,230,474	131,803	19,088,081	398,517	609,922	17,876

Contract transactions
Purchase payments	19,869	3,028,241	33,200	3,118,476	35,500	546,799	—
Surrenders and terminations	(71,736)	(3,847,798)	(28,270)	(2,375,868)	(41,570)	(352,935)	—
Transfers between Investment Divisions	118,981	8,974,062	100,922	10,502,172	202,416	138,160	(17,543)
Contract owner charges	(38,046)	(682,729)	(8,376)	(654,357)	(16,249)	(99,122)	(3,049)
Net change in net assets
from contract transactions	29,068	7,471,776	97,476	10,590,423	180,097	232,902	(20,592)

Net change in net assets	1,022,810	18,702,250	229,279	29,678,504	578,614	842,824	(2,716)

Net assets beginning of year	2,059,653	40,809,125	408,735	41,703,347	848,127	7,446,757	179,300

Net assets end of year	$3,082,463	$59,511,375	$638,014	$71,381,851	$1,426,741	$8,289,581	$176,584

Contract unit transactions
Units outstanding at beginning of year	19,364	2,590,868	17,519	2,945,792	56,586	656,361	14,967
Units issued	5,082	1,241,505	26,267	1,163,568	30,058	219,824	1,014
Units redeemed	(4,826)	(856,303)	(21,519)	(575,535)	(20,844)	(200,688)	(2,528)
Units outstanding at end of year	19,620	2,976,070	22,267	3,533,825	65,800	675,497	13,453

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$93,376	$8,663	$(993,427)	$(3,669)	$(458,907)	$(8,776)	$(1,969,325)
Net realized gain (loss) on investments in Funds	(180,023)	(15,372)	5,207,133	10,451	361,930	48,232	(1,640,996)
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,371,302	97,950	9,068,585	157,752	4,954,529	261,042	9,721,591
Net change in net assets
from operations	2,284,655	91,241	13,282,291	164,534	4,857,552	300,498	6,111,270

Contract transactions
Purchase payments	1,982,839	29,025	1,837,909	25,637	1,743,458	28,624	3,038,817
Surrenders and terminations	(740,528)	(27,802)	(6,845,632)	(31,757)	(2,048,268)	(9,847)	(15,259,213)
Transfers between Investment Divisions	1,494,747	(19,690)	(4,031,946)	19,983	1,537,892	(68,023)	10,331,040
Contract owner charges	(199,123)	(9,668)	(872,355)	(11,244)	(438,014)	(12,842)	(1,699,643)
Net change in net assets
from contract transactions	2,537,935	(28,135)	(9,912,024)	2,619	795,068	(62,088)	(3,588,999)

Net change in net assets	4,822,590	63,106	3,370,267	167,153	5,652,620	238,410	2,522,271

Net assets beginning of year	14,942,803	589,779	68,922,154	726,862	31,654,098	1,927,242	138,619,750

Net assets end of year	$19,765,393	$652,885	$72,292,421	$894,015	$37,306,718	$2,165,652	$141,142,021

Contract unit transactions
Units outstanding at beginning of year	1,384,006	52,224	1,459,639	10,366	1,421,093	95,178	7,357,775
Units issued	519,638	36,955	116,769	980	449,016	14,734	1,127,069
Units redeemed	(298,937)	(39,100)	(305,793)	(841)	(417,121)	(13,295)	(1,313,738)
Units outstanding at end of year	1,604,707	50,079	1,270,615	10,505	1,452,988	96,617	7,171,106

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(6,076)	$(119,318)	$(186)	$(1,605,194)	$(5,736)	$(957,658)	$(5,615)
Net realized gain (loss) on investments in Funds	(21,625)	(75,231)	(1,325)	2,767,932	15,635	(1,686,757)	(9,482)
Net change in unrealized appreciation
(depreciation) on investments in Funds	96,381	905,584	5,147	25,666,696	279,498	5,227,963	65,410
Net change in net assets
from operations	68,680	711,035	3,636	26,829,434	289,397	2,583,548	50,313

Contract transactions
Purchase payments	35,000	325,276	—	4,097,447	32,259	2,319,810	18,490
Surrenders and terminations	(72,266)	(704,400)	—	(6,485,879)	(12,786)	(7,951,070)	(8,693)
Transfers between Investment Divisions	78,865	129,399	(10,620)	(2,726,347)	(104,522)	2,157,574	310,294
Contract owner charges	(12,183)	(102,906)	(551)	(1,476,253)	(13,574)	(772,330)	(6,768)
Net change in net assets
from contract transactions	29,416	(352,631)	(11,171)	(6,591,032)	(98,623)	(4,246,016)	313,323

Net change in net assets	98,096	358,404	(7,535)	20,238,402	190,774	(1,662,468)	363,636

Net assets beginning of year	1,158,383	9,181,547	44,484	107,556,158	1,103,500	74,621,357	845,727

Net assets end of year	$1,256,479	$9,539,951	$36,949	$127,794,560	$1,294,274	$72,958,889	$1,209,363

Contract unit transactions
Units outstanding at beginning of year	44,151	932,255	5,168	5,382,587	53,234	7,658,102	81,582
Units issued	12,381	134,618	208	597,818	6,031	1,737,250	39,538
Units redeemed	(10,978)	(171,413)	(1,221)	(887,607)	(10,374)	(2,183,333)	(10,278)
Units outstanding at end of year	45,554	895,460	4,155	5,092,798	48,891	7,212,019	110,842

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$4,029,124	$92,122	$(725,839)	$(1,155)	$(777,687)	$(1,036)	$(1,832,488)
Net realized gain (loss) on investments in Funds	—	—	(632,675)	(573)	1,164,285	2,524	3,616,465
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	3,877,095	61,308	300,322	5,893	6,495,171
Net change in net assets
from operations	4,029,124	92,122	2,518,581	59,580	686,920	7,381	8,279,148

Contract transactions
Purchase payments	22,322,034	1,179,082	1,435,301	—	1,814,582	2,460	3,745,476
Surrenders and terminations	(46,275,587)	(144,475)	(4,928,720)	(8,202)	(5,449,004)	(2,547)	(11,982,638)
Transfers between Investment Divisions	4,186,196	256,186	2,010,942	1,435,295	(471,661)	(1,857)	274,508
Contract owner charges	(1,323,133)	(16,125)	(659,971)	(3,223)	(650,538)	(3,639)	(1,426,564)
Net change in net assets
from contract transactions	(21,090,490)	1,274,668	(2,142,448)	1,423,870	(4,756,621)	(5,583)	(9,389,218)

Net change in net assets	(17,061,366)	1,366,790	376,133	1,483,450	(4,069,701)	1,798	(1,110,070)

Net assets beginning of year	140,715,803	1,828,058	50,178,679	154,342	57,802,452	234,153	131,481,320

Net assets end of year	$123,654,437	$3,194,848	$50,554,812	$1,637,792	$53,732,751	$235,951	$130,371,250

Contract unit transactions
Units outstanding at beginning of year	11,960,226	115,671	2,087,050	4,230	3,320,632	11,507	7,325,846
Units issued	8,063,161	280,015	302,982	40,732	360,997	3,846	769,842
Units redeemed	(9,884,693)	(194,001)	(397,532)	(423)	(634,599)	(4,061)	(1,290,341)
Units outstanding at end of year	10,138,694	201,685	1,992,500	44,539	3,047,030	11,292	6,805,347

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Operations
Net investment income (loss)	$(3,260)	$(5,591,015)	$(5,579)	$(349,992)	$(2,024)	$15,853	$4,641
Net realized gain (loss) on investments in Funds	5,721	27,044,104	10,787	(177,920)	(1,828)	657,520	7,489
Net change in unrealized appreciation
(depreciation) on investments in Funds	36,434	27,231,049	163,948	6,835,586	115,430	3,512,712	51,694
Net change in net assets
from operations	38,895	48,684,138	169,156	6,307,674	111,578	4,186,085	63,824

Contract transactions
Purchase payments	—	6,560,572	43,650	2,112,528	1,440	588,458	—
Surrenders and terminations	(3,716)	(38,543,581)	(6,851)	(768,830)	(20,880)	(2,164,023)	(4,053)
Transfers between Investment Divisions	(502)	(10,294,428)	13,583	1,543,064	(41,565)	383,608	9,899
Contract owner charges	(3,391)	(4,645,980)	(19,592)	(296,826)	(7,470)	(235,837)	(3,033)
Net change in net assets
from contract transactions	(7,609)	(46,923,417)	30,790	2,589,936	(68,475)	(1,427,794)	2,813

Net change in net assets	31,286	1,760,721	199,946	8,897,610	43,103	2,758,291	66,637

Net assets beginning of year	509,830	410,258,038	1,170,677	22,344,823	433,835	23,170,552	316,594

Net assets end of year	$541,116	$412,018,759	$1,370,623	$31,242,433	$476,938	$25,928,843	$383,231

Contract unit transactions
Units outstanding at beginning of year	23,607	12,794,954	38,947	2,183,713	39,744	1,883,911	24,390
Units issued	3,446	761,783	2,936	599,387	11,246	684,201	4,959
Units redeemed	(3,837)	(2,172,941)	(2,125)	(382,594)	(17,058)	(786,279)	(4,734)
Units outstanding at end of year	23,216	11,383,796	39,758	2,400,506	33,932	1,781,833	24,615

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Operations
Net investment income (loss)	$(383,100)	$(194)	$(1,431,782)	$(2,131)	$(1,813,656)	$(5,551)	$(733,011)
Net realized gain (loss) on investments in Funds	614,563	(6)	3,662,907	26,133	697,129	(28,450)	969,450
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,677,170	3,412	24,746,277	92,598	14,162,498	178,737	5,026,109
Net change in net assets
from operations	1,908,633	3,212	26,977,402	116,600	13,045,971	144,736	5,262,548

Contract transactions
Purchase payments	2,056,315	1,500	1,609,871	270,111	4,293,565	367,217	794,298
Surrenders and terminations	(1,820,615)	—	(7,074,431)	(13,447)	(9,898,132)	(22,871)	(4,365,530)
Transfers between Investment Divisions	(1,914,047)	917	(296,705)	(200,319)	5,819,672	369,775	(269,336)
Contract owner charges	(342,992)	(454)	(1,331,896)	(6,428)	(1,773,937)	(20,135)	(693,513)
Net change in net assets
from contract transactions	(2,021,339)	1,963	(7,093,161)	49,917	(1,558,832)	693,986	(4,534,081)

Net change in net assets	(112,706)	5,175	19,884,241	166,517	11,487,139	838,722	728,467

Net assets beginning of year	29,037,114	36,133	85,598,091	278,849	126,050,920	857,054	50,441,052

Net assets end of year	$28,924,408	$41,308	$105,482,332	$445,366	$137,538,059	$1,695,776	$51,169,519

Contract unit transactions
Units outstanding at beginning of year	2,246,550	2,632	3,205,948	7,813	3,267,807	16,643	4,446,715
Units issued	605,785	178	270,669	9,029	521,908	17,807	239,295
Units redeemed	(763,103)	(32)	(500,114)	(7,684)	(566,501)	(5,469)	(620,255)
Units outstanding at end of year	2,089,232	2,778	2,976,503	9,158	3,223,214	28,981	4,065,755

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Operations
Net investment income (loss)	$(651)	$(887,588)	$(3,064)	$(2,274,076)	$(9,014)	$(982,680)	$—
Net realized gain (loss) on investments in Funds	805	1,377,957	10,823	7,054,837	196,304	1,125,327	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	15,522	8,377,451	70,220	23,409,595	12,177	4,169,939	—
Net change in net assets
from operations	15,676	8,867,820	77,979	28,190,356	199,467	4,312,586	—

Contract transactions
Purchase payments	35,000	5,787,009	22,000	5,746,125	960	740,034	—
Surrenders and terminations	(4,913)	(4,075,658)	(13,392)	(10,726,238)	(41,598)	(7,210,811)	—
Transfers between Investment Divisions	543	4,125,660	232,687	(1,615,237)	66,065	(63,005)	—
Contract owner charges	(1,802)	(637,105)	(8,311)	(2,134,684)	(20,391)	(993,778)	—
Net change in net assets
from contract transactions	28,828	5,199,906	232,984	(8,730,034)	5,036	(7,527,560)	—

Net change in net assets	44,504	14,067,726	310,963	19,460,322	204,503	(3,214,974)	—

Net assets beginning of year	111,861	61,040,492	482,431	143,094,140	1,048,141	67,363,771	—

Net assets end of year	$156,365	$75,108,218	$793,394	$162,554,462	$1,252,644	$64,148,797	$—

Contract unit transactions
Units outstanding at beginning of year	8,806	5,067,733	38,130	4,713,793	31,436	4,848,753	—
Units issued	2,704	1,489,256	22,500	366,330	80,997	202,424	—
Units redeemed	(585)	(1,089,564)	(6,064)	(637,454)	(81,695)	(736,284)	—
Units outstanding at end of year	10,925	5,467,425	54,566	4,442,669	30,738	4,314,893	—

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(4,693,109)	$(3,492)	$(2,503,357)	$(239)	$(4,570,297)	$(546)	$(2,604,896)
Net realized gain (loss) on investments in Funds	17,649,294	139	6,919,189	(166)	14,525,363	(5,934)	4,956,642
Net change in unrealized appreciation
(depreciation) on investments in Funds	40,075,407	145,015	12,269,145	6,488	31,395,569	17,488	35,139,342
Net change in net assets
from operations	53,031,592	141,662	16,684,977	6,083	41,350,635	11,008	37,491,088

Contract transactions
Purchase payments	4,733,887	—	2,612,228	—	4,809,720	—	8,682,309
Surrenders and terminations	(26,916,744)	(8,632)	(21,901,850)	—	(27,467,126)	(64,957)	(12,452,739)
Transfers between Investment Divisions	(6,457,831)	(2,459)	(2,176,404)	—	(6,855,132)	—	2,281,250
Contract owner charges	(4,520,712)	(12,852)	(2,418,749)	(1,078)	(4,311,607)	(264)	(2,326,469)
Net change in net assets
from contract transactions	(33,161,400)	(23,943)	(23,884,775)	(1,078)	(33,824,145)	(65,221)	(3,815,649)

Net change in net assets	19,870,192	117,719	(7,199,798)	5,005	7,526,490	(54,213)	33,675,439

Net assets beginning of year	305,183,667	724,026	172,700,641	51,260	305,296,732	105,864	177,404,534

Net assets end of year	$325,053,859	$841,745	$165,500,843	$56,265	$312,823,222	$51,651	$211,079,973

Contract unit transactions
Units outstanding at beginning of year	10,486,112	30,865	9,995,014	3,014	12,468,092	4,246	2,304,036
Units issued	395,667	—	246,320	—	414,142	—	341,281
Units redeemed	(1,439,628)	(938)	(1,572,604)	(61)	(1,717,318)	(2,824)	(387,739)
Units outstanding at end of year	9,442,151	29,927	8,668,730	2,953	11,164,916	1,422	2,257,578

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Operations
Net investment income (loss)	$(12,061)	$(914,835)	$(7,021)	$(1,186,827)	$(4,696)
Net realized gain (loss) on investments in Funds	78	(1,152,605)	(15,442)	3,674,620	5,845
Net change in unrealized appreciation
(depreciation) on investments in Funds	512,879	3,739,204	82,972	3,253,300	62,931
Net change in net assets
from operations	500,896	1,671,764	60,509	5,741,093	64,080

Contract transactions
Purchase payments	269,961	1,982,905	44,871	3,406,372	113,795
Surrenders and terminations	(27,356)	(5,668,631)	(2,557)	(7,356,283)	(11,143)
Transfers between Investment Divisions	106,330	6,179,482	441,315	(5,658,171)	(107,415)
Contract owner charges	(31,462)	(727,192)	(2,876)	(1,131,812)	(10,446)
Net change in net assets
from contract transactions	317,473	1,766,564	480,753	(10,739,894)	(15,209)

Net change in net assets	818,369	3,438,328	541,262	(4,998,801)	48,871

Net assets beginning of year	2,015,845	63,714,773	1,345,149	87,573,803	775,677

Net assets end of year	$2,834,214	$67,153,101	$1,886,411	$82,575,002	$824,548

Contract unit transactions
Units outstanding at beginning of year	18,254	3,280,232	49,812	5,091,357	37,411
Units issued	5,706	861,003	25,789	690,616	5,978
Units redeemed	(3,077)	(778,645)	(9,063)	(1,326,398)	(6,787)
Units outstanding at end of year	20,883	3,362,590	66,538	4,455,575	36,602

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Operations
Net investment income (loss)	$5,050	$604	$(374,049)	$174	$365,468	$19,778	$(1,096,231)
Net realized gain (loss) on investments in Funds	(26,158)	(14)	1,919,369	9,318	(76,566)	(460)	(1,478,200)
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,103,851	6,403	5,819,918	29,038	460,049	13,356	5,411,310
Net change in net assets
from operations	1,082,743	6,993	7,365,238	38,530	748,951	32,674	2,836,879

Contract transactions
Purchase payments	671,493	—	432,788	30,000	1,689,883	33,490	2,284,731
Surrenders and terminations	(402,444)	—	(1,862,244)	—	(1,390,913)	(10,057)	(6,996,283)
Transfers between Investment Divisions	148,291	17,372	3,261,668	180,480	4,034,322	219,211	1,247,346
Contract owner charges	(59,476)	(201)	(365,027)	(668)	(166,432)	(5,685)	(799,087)
Net change in net assets
from contract transactions	357,864	17,171	1,467,185	209,812	4,166,860	236,959	(4,263,293)

Net change in net assets	1,440,607	24,164	8,832,423	248,342	4,915,811	269,633	(1,426,414)

Net assets beginning of year	7,235,529	34,477	21,556,219	58,188	16,027,286	415,972	83,516,165

Net assets end of year	$8,676,136	$58,641	$30,388,642	$306,530	$20,943,097	$685,605	$82,089,751

Contract unit transactions
Units outstanding at beginning of year	510,998	2,309	1,892,993	4,860	1,661,932	41,953	6,322,701
Units issued	99,541	1,043	654,857	14,005	967,105	32,806	730,085
Units redeemed	(76,473)	(14)	(565,738)	(45)	(540,783)	(8,956)	(1,052,563)
Units outstanding at end of year	534,066	3,338	1,982,112	18,820	2,088,254	65,803	6,000,223

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Operations
Net investment income (loss)	$(4,162)	$(404,078)	$(840)	$(1,454,631)	$(1,282)	$(346,870)	$(1,008)
Net realized gain (loss) on investments in Funds	(21,241)	362,732	(5,428)	4,463,905	(3,862)	674,484	2,151
Net change in unrealized appreciation
(depreciation) on investments in Funds	65,926	10,976,351	82,654	27,960,904	72,309	(373,233)	1,585
Net change in net assets
from operations	40,523	10,935,005	76,386	30,970,178	67,165	(45,619)	2,728

Contract transactions
Purchase payments	7,892	2,038,832	50,000	4,048,667	—	1,927,244	6,623
Surrenders and terminations	(16,800)	(2,591,474)	(891)	(8,437,139)	(1,865)	(1,381,374)	(5,004)
Transfers between Investment Divisions	(141,723)	18,391,647	96,213	11,384,689	98,909	(5,421,305)	(65,363)
Contract owner charges	(2,091)	(360,077)	(2,379)	(1,272,613)	(2,609)	(310,953)	(2,612)
Net change in net assets
from contract transactions	(152,722)	17,478,928	142,943	5,723,604	94,435	(5,186,388)	(66,356)

Net change in net assets	(112,199)	28,413,933	219,329	36,693,782	161,600	(5,232,007)	(63,628)

Net assets beginning of year	950,562	14,544,176	98,294	81,894,168	201,242	27,649,041	220,265

Net assets end of year	$838,363	$42,958,109	$317,623	$118,587,950	$362,842	$22,417,034	$156,637

Contract unit transactions
Units outstanding at beginning of year	55,499	1,538,020	7,633	2,061,332	3,734	1,967,053	16,091
Units issued	1,320	2,208,086	12,806	643,124	3,797	447,826	6,276
Units redeemed	(10,324)	(733,638)	(4,130)	(520,984)	(2,710)	(825,255)	(10,674)
Units outstanding at end of year	46,495	3,012,468	16,309	2,183,472	4,821	1,589,624	11,693

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Operations
Net investment income (loss)	$(956,157)	$(5,209)	$(905,025)	$(2,877)	$(2,305,980)	$(16,363)	$(1,539,097)
Net realized gain (loss) on investments in Funds	2,392,821	113,411	(603,731)	(10,261)	20,629,158	68,287	3,336,626
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,905,624	18,640	6,380,922	67,497	(24,024,895)	(68,115)	11,927,177
Net change in net assets
from operations	9,342,288	126,842	4,872,166	54,359	(5,701,717)	(16,191)	13,724,706

Contract transactions
Purchase payments	5,257,507	—	2,087,748	8,596	6,390,019	126,029	3,281,583
Surrenders and terminations	(3,208,741)	(473)	(4,225,769)	(1,717)	(11,936,727)	(230,903)	(9,135,035)
Transfers between Investment Divisions	(1,625,367)	(337,890)	728,975	79,427	(34,489,722)	3,803,239	(7,073,434)
Contract owner charges	(913,705)	(9,574)	(858,168)	(8,304)	(2,124,890)	(54,734)	(1,392,198)
Net change in net assets
from contract transactions	(490,306)	(347,937)	(2,267,214)	78,002	(42,161,320)	3,643,631	(14,319,084)

Net change in net assets	8,851,982	(221,095)	2,604,952	132,361	(47,863,037)	3,627,440	(594,378)

Net assets beginning of year	68,916,001	930,591	64,218,713	535,001	194,898,747	799,579	114,171,199

Net assets end of year	$77,767,983	$709,496	$66,823,665	$667,362	$147,035,710	$4,427,019	$113,576,821

Contract unit transactions
Units outstanding at beginning of year	2,391,039	24,254	6,586,611	47,026	4,430,759	13,214	5,867,457
Units issued	590,263	18,103	769,445	16,169	845,270	73,395	987,098
Units redeemed	(618,082)	(26,237)	(995,995)	(9,417)	(1,840,956)	(15,250)	(1,718,466)
Units outstanding at end of year	2,363,220	16,120	6,360,061	53,778	3,435,073	71,359	5,136,089

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Operations
Net investment income (loss)	$(2,039)	$(4,184,578)	$(5,310)	$(162,016)	$(842)	$(6,162,340)	$(8,001)
Net realized gain (loss) on investments in Funds	(2,159)	16,677,189	36,441	348,551	6,086	35,967,478	109,341
Net change in unrealized appreciation
(depreciation) on investments in Funds	65,419	(12,885,324)	(15,701)	1,951,392	28,894	153,242,609	607,209
Net change in net assets
from operations	61,221	(392,713)	15,430	2,137,927	34,138	183,047,747	708,549

Contract transactions
Purchase payments	3,630	9,156,343	106,130	817,390	15,750	15,713,969	274,590
Surrenders and terminations	(4,355)	(25,465,248)	(9,994)	(654,378)	(2,375)	(31,732,414)	(19,296)
Transfers between Investment Divisions	(8,781)	(9,792,002)	(195,624)	297,594	(25,770)	16,502,424	119,796
Contract owner charges	(6,204)	(3,599,253)	(14,885)	(149,009)	(3,090)	(5,368,605)	(18,733)
Net change in net assets
from contract transactions	(15,710)	(29,700,160)	(114,373)	311,597	(15,485)	(4,884,626)	356,357

Net change in net assets	45,511	(30,092,873)	(98,943)	2,449,524	18,653	178,163,121	1,064,906

Net assets beginning of year	432,706	321,826,186	1,076,029	11,651,190	187,301	327,781,276	1,102,127

Net assets end of year	$478,217	$291,733,313	$977,086	$14,100,714	$205,954	$505,944,397	$2,167,033

Contract unit transactions
Units outstanding at beginning of year	16,422	6,561,160	16,077	840,567	12,641	10,638,173	25,334
Units issued	4,369	775,469	8,526	285,978	3,277	2,191,052	18,891
Units redeemed	(5,229)	(1,395,303)	(10,214)	(267,896)	(4,330)	(2,321,887)	(12,207)
Units outstanding at end of year	15,562	5,941,326	14,389	858,649	11,588	10,507,338	32,018

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(2,441,702)	$(11,826)	$(166,820)	$(1,168)	$(5,814,954)	$(20,851)	$(213,821)
Net realized gain (loss) on investments in Funds	(127,148)	5,350	157,912	11,317	19,202,353	241,285	(249,403)
Net change in unrealized appreciation
(depreciation) on investments in Funds	27,964,822	401,486	1,330,400	23,803	154,632,611	1,491,205	1,953,664
Net change in net assets
from operations	25,395,972	395,010	1,321,492	33,952	168,020,010	1,711,639	1,490,440

Contract transactions
Purchase payments	4,831,548	9,137	783,954	—	24,574,139	196,816	928,695
Surrenders and terminations	(12,157,191)	(47,450)	(866,478)	(4,188)	(26,009,088)	(101,218)	(724,953)
Transfers between Investment Divisions	(5,151,729)	(91,466)	(966,427)	(80,629)	43,070,633	166,291	(566,032)
Contract owner charges	(2,172,622)	(40,040)	(159,432)	(3,202)	(5,418,629)	(48,501)	(178,552)
Net change in net assets
from contract transactions	(14,649,994)	(169,819)	(1,208,383)	(88,019)	36,217,055	213,388	(540,842)

Net change in net assets	10,745,978	225,191	113,109	(54,067)	204,237,065	1,925,027	949,598

Net assets beginning of year	169,688,710	2,359,195	11,951,842	244,823	311,335,739	2,854,377	15,897,389

Net assets end of year	$180,434,688	$2,584,386	$12,064,951	$190,756	$515,572,804	$4,779,404	$16,846,987

Contract unit transactions
Units outstanding at beginning of year	8,282,534	86,982	894,626	17,183	6,374,187	54,104	1,420,457
Units issued	982,176	8,945	387,563	5,841	1,809,477	30,496	339,369
Units redeemed	(1,648,743)	(14,499)	(480,310)	(11,272)	(1,251,370)	(26,759)	(385,646)
Units outstanding at end of year	7,615,967	81,428	801,879	11,752	6,932,294	57,841	1,374,180

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Operations
Net investment income (loss)	$(1,838)	$(3,441,744)	$(12,633)	$(13,870,969)	$(2,512,906)	$(11,369)	$(5,846,489)
Net realized gain (loss) on investments in Funds	(11,508)	10,177,152	45,883	48,147,766	5,231,731	46,334	3,671,753
Net change in unrealized appreciation
(depreciation) on investments in Funds	51,658	26,377,534	355,094	181,391,444	21,121,859	290,288	89,789,975
Net change in net assets
from operations	38,312	33,112,942	388,344	215,668,241	23,840,684	325,253	87,615,239

Contract transactions
Purchase payments	14,505	9,257,826	18,000	64,033,321	6,848,547	43,000	5,558,707
Surrenders and terminations	(26,698)	(18,154,611)	(17,619)	(66,621,927)	(12,831,154)	(23,714)	(32,060,208)
Transfers between Investment Divisions	(19,452)	2,899,221	68,963	15,395,346	3,297,951	(6,753)	(5,041,313)
Contract owner charges	(5,571)	(2,877,975)	(31,131)	(11,977,610)	(2,169,691)	(30,921)	(5,322,249)
Net change in net assets
from contract transactions	(37,216)	(8,875,539)	38,213	829,130	(4,854,347)	(18,388)	(36,865,063)

Net change in net assets	1,096	24,237,403	426,557	216,497,371	18,986,337	306,865	50,750,176

Net assets beginning of year	380,295	238,826,325	2,432,925	905,280,422	175,540,739	2,099,108	382,430,198

Net assets end of year	$381,391	$263,063,728	$2,859,482	$1,121,777,793	$194,527,076	$2,405,973	$433,180,374

Contract unit transactions
Units outstanding at beginning of year	32,635	5,519,730	43,416	26,985,175	4,854,766	43,954	25,995,752
Units issued	6,201	709,838	9,740	4,710,413	846,587	12,159	1,959,234
Units redeemed	(9,239)	(914,114)	(8,956)	(4,765,163)	(983,178)	(12,526)	(4,211,023)
Units outstanding at end of year	29,597	5,315,454	44,200	26,930,425	4,718,175	43,587	23,743,963

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Operations
Net investment income (loss)	$(8,873)	$(403,547)	$(1,561)	$(173,873)	$(1,803)	$(2,044,953)	$(4,727)
Net realized gain (loss) on investments in Funds	21,689	(24,474)	(2,085)	263,244	4,296	6,040,288	12,895
Net change in unrealized appreciation
(depreciation) on investments in Funds	399,056	(2,679,459)	(23,286)	2,830,018	79,928	10,645,363	109,024
Net change in net assets
from operations	411,872	(3,107,480)	(26,932)	2,919,389	82,421	14,640,698	117,192

Contract transactions
Purchase payments	34,852	1,585,672	—	984,057	31,500	4,574,106	52,217
Surrenders and terminations	(52,012)	(2,622,752)	(4,007)	(282,267)	—	(10,478,252)	(68,159)
Transfers between Investment Divisions	(156,055)	(5,640,816)	(59,335)	(541,079)	(28,442)	(571,097)	44,366
Contract owner charges	(21,137)	(343,888)	(2,742)	(107,865)	(4,350)	(1,868,737)	(13,592)
Net change in net assets
from contract transactions	(194,352)	(7,021,784)	(66,084)	52,846	(1,292)	(8,343,980)	14,832

Net change in net assets	217,520	(10,129,264)	(93,016)	2,972,235	81,129	6,296,718	132,024

Net assets beginning of year	1,740,135	35,500,351	374,298	13,250,988	343,091	141,577,221	907,545

Net assets end of year	$1,957,655	$25,371,087	$281,282	$16,223,223	$424,220	$147,873,939	$1,039,569

Contract unit transactions
Units outstanding at beginning of year	110,800	1,808,854	17,920	463,416	9,129	4,645,395	23,304
Units issued	26,445	571,193	5,004	92,349	3,257	595,757	3,944
Units redeemed	(37,950)	(962,157)	(8,328)	(91,732)	(3,185)	(858,846)	(3,370)
Units outstanding at end of year	99,295	1,417,890	14,596	464,033	9,201	4,382,306	23,878

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Operations
Net investment income (loss)	$(6,102)	$(282,312)	$(3,496)	$(140,337)	$637
Net realized gain (loss) on investments in Funds	528	459,022	10,990	1,077,411	21,442
Net change in unrealized appreciation
(depreciation) on investments in Funds	292,895	4,505,638	168,030	6,387,654	76,295
Net change in net assets
from operations	287,321	4,682,348	175,524	7,324,728	98,374

Contract transactions
Purchase payments	30,509	2,265,481	—	3,887,870	—
Surrenders and terminations	(17,730)	(1,849,406)	(7,234)	(1,121,728)	(2,856)
Transfers between Investment Divisions	697,719	4,011,377	(38,475)	13,641,142	94,666
Contract owner charges	(127)	(249,475)	(12,227)	(359,986)	(3,906)
Net change in net assets
from contract transactions	710,371	4,177,977	(57,936)	16,047,298	87,904

Net change in net assets	997,692	8,860,325	117,588	23,372,026	186,278

Net assets beginning of year	311,517	17,263,881	728,872	19,351,705	223,780

Net assets end of year	$1,309,209	$26,124,206	$846,460	$42,723,731	$410,058

Contract unit transactions
Units outstanding at beginning of year	39,966	1,047,536	41,330	1,346,248	14,819
Units issued	85,953	471,168	3,579	1,421,492	23,867
Units redeemed	(5,624)	(244,654)	(6,779)	(474,193)	(17,995)
Units outstanding at end of year	120,295	1,274,050	38,130	2,293,547	20,691

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(34,113)	$(16,236)	$(600,137)	$(1,536)	$(1,123,308)	$(11,644)	$(619,265)
Net realized gain (loss) on investments in Funds	156,273	16,946	2,861	416	3,300,771	37,459	69,796
Net change in unrealized appreciation
(depreciation) on investments in Funds	(364,939)	81,335	4,261,428	32,361	4,938,547	229,393	3,753,528
Net change in net assets
from operations	(242,779)	82,045	3,664,152	31,241	7,116,010	255,208	3,204,059

Contract transactions
Purchase payments	277,959	125,233	2,266,910	30,109	8,488,078	115,204	2,676,193
Surrenders and terminations	(414,538)	(630,940)	(3,491,485)	(18,691)	(6,593,053)	(42,192)	(3,366,304)
Transfers between Investment Divisions	(568,049)	1,061,714	75,581	8,460	(3,617,043)	656,598	2,285,055
Contract owner charges	(2,009)	(432)	(453,377)	(5,017)	(902,904)	(13,747)	(449,183)
Net change in net assets
from contract transactions	(706,637)	555,575	(1,602,371)	14,861	(2,624,922)	715,863	1,145,761

Net change in net assets	(949,416)	637,620	2,061,781	46,102	4,491,088	971,071	4,349,820

Net assets beginning of year	4,080,869	714,274	45,392,324	319,317	84,740,327	1,915,179	45,664,628

Net assets end of year	$3,131,453	$1,351,894	$47,454,105	$365,419	$89,231,415	$2,886,250	$50,014,448

Contract unit transactions
Units outstanding at beginning of year	421,286	77,475	4,043,129	24,822	2,686,117	60,229	4,584,127
Units issued	93,309	230,612	627,939	3,913	1,032,140	37,567	1,077,693
Units redeemed	(168,887)	(176,893)	(775,635)	(2,875)	(1,124,405)	(16,969)	(966,543)
Units outstanding at end of year	345,708	131,194	3,895,433	25,860	2,593,852	80,827	4,695,277

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$(5,839)	$(502,166)	$(2,840)	$(1,109,247)	$(4,458)	$(1,160,519)	$(2,310)
Net realized gain (loss) on investments in Funds	128	(659,726)	(2,208)	(693,670)	(6,620)	572,709	662
Net change in unrealized appreciation
(depreciation) on investments in Funds	90,387	3,429,234	39,907	3,716,182	44,930	9,573,284	60,474
Net change in net assets
from operations	84,676	2,267,342	34,859	1,913,265	33,852	8,985,474	58,826

Contract transactions
Purchase payments	—	2,101,894	—	2,266,694	64,704	2,457,434	25,199
Surrenders and terminations	(27,699)	(2,633,612)	(9,578)	(7,451,653)	(91,358)	(8,365,217)	(5,646)
Transfers between Investment Divisions	84,675	1,101,983	90,863	(1,602,369)	114,710	143,006	(65,188)
Contract owner charges	(11,808)	(375,200)	(6,692)	(929,454)	(11,154)	(865,945)	(4,542)
Net change in net assets
from contract transactions	45,168	195,065	74,593	(7,716,782)	76,902	(6,630,722)	(50,177)

Net change in net assets	129,844	2,462,407	109,452	(5,803,517)	110,754	2,354,752	8,649

Net assets beginning of year	1,023,179	36,077,059	433,274	82,460,776	834,456	83,745,402	506,360

Net assets end of year	$1,153,023	$38,539,466	$542,726	$76,657,259	$945,210	$86,100,154	$515,009

Contract unit transactions
Units outstanding at beginning of year	97,064	3,250,758	35,855	5,814,575	47,983	3,806,403	16,539
Units issued	20,439	594,487	7,455	909,365	12,203	495,701	3,340
Units redeemed	(16,427)	(575,955)	(1,351)	(1,453,844)	(7,682)	(786,677)	(4,914)
Units outstanding at end of year	101,076	3,269,290	41,959	5,270,096	52,504	3,515,427	14,965

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$(612,404)	$(2,010)	$(316,241)	$(1,598)	$(2,452,732)
Net realized gain (loss) on investments in Funds	(569,974)	(1,860)	178,243	7,680	9,073,179
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,539,682	28,363	3,474,938	53,959	9,030,058
Net change in net assets
from operations	2,357,304	24,493	3,336,940	60,041	15,650,505

Contract transactions
Purchase payments	1,505,467	41,711	591,969	8,177	979,861
Surrenders and terminations	(3,486,669)	(16,558)	(2,005,607)	(11,780)	(17,393,084)
Transfers between Investment Divisions	1,940,923	22,229	(1,090,485)	(1,922)	(2,202,351)
Contract owner charges	(486,092)	(4,752)	(268,452)	(5,414)	(1,412,770)
Net change in net assets
from contract transactions	(526,371)	42,630	(2,772,575)	(10,939)	(20,028,344)

Net change in net assets	1,830,933	67,123	564,365	49,102	(4,377,839)

Net assets beginning of year	45,819,716	365,562	23,091,046	341,968	166,673,275

Net assets end of year	$47,650,649	$432,685	$23,655,411	$391,070	$162,295,436

Contract unit transactions
Units outstanding at beginning of year	2,863,172	28,809	1,201,216	14,065	6,090,077
Units issued	395,946	5,934	186,046	3,282	247,276
Units redeemed	(427,375)	(3,683)	(320,873)	(3,549)	(965,458)
Units outstanding at end of year	2,831,743	31,060	1,066,389	13,798	5,371,895

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Operations
Net investment income (loss)	$(727)	$(345,472)	$(374)	$(9,479,692)	$(35,546)
Net realized gain (loss) on investments in Funds	12,942	467,259	18	19,082,088	176,161
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,343	4,316,534	14,190	104,761,096	1,080,834
Net change in net assets
from operations	15,558	4,438,321	13,834	114,363,492	1,221,449

Contract transactions
Purchase payments	—	1,384,447	—	48,669,938	876,166
Surrenders and terminations	(64,976)	(1,704,803)	—	(43,705,718)	(445,973)
Transfers between Investment Divisions	—	(530,691)	105	30,435,226	(103,880)
Contract owner charges	(931)	(122,065)	(466)	(7,608,802)	(80,131)
Net change in net assets
from contract transactions	(65,907)	(973,112)	(361)	27,790,644	246,182

Net change in net assets	(50,349)	3,465,209	13,473	142,154,136	1,467,631

Net assets beginning of year	134,594	28,135,411	80,422	666,960,287	6,463,523

Net assets end of year	$84,245	$31,600,620	$93,895	$809,114,423	$7,931,154

Contract unit transactions
Units outstanding at beginning of year	3,801	2,197,174	5,812	32,550,844	294,192
Units issued	—	309,663	7	5,927,268	71,798
Units redeemed	(1,608)	(376,053)	(32)	(4,699,818)	(60,160)
Units outstanding at end of year	2,193	2,130,784	5,787	33,778,294	305,830

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(8,297,395)	$(24,638)	$(5,093,502)	$(13,343)	$(932,429)	$(16,174)	$(153,769)
Net realized gain (loss) on investments in Funds	19,571,169	32,207	13,626,618	25,970	(60,954)	3,913	(24,542)
Net change in unrealized appreciation
(depreciation) on investments in Funds	206,705,317	1,956,303	49,858,445	526,809	3,314,255	176,310	1,629,037
Net change in net assets
from operations	217,979,091	1,963,872	58,391,561	539,436	2,320,872	164,049	1,450,726

Contract transactions
Purchase payments	15,811,925	121,367	12,072,048	68,640	1,812,529	14,788	1,153,656
Surrenders and terminations	(44,543,860)	(72,602)	(24,230,759)	(95,703)	(7,536,364)	(24,732)	(1,077,852)
Transfers between Investment Divisions	5,107,515	690,470	(3,633,048)	76,828	(6,347,770)	(1,360,018)	1,538,052
Contract owner charges	(7,684,228)	(57,543)	(5,132,361)	(25,810)	(778,004)	(4,724)	(109,898)
Net change in net assets
from contract transactions	(31,308,648)	681,692	(20,924,120)	23,955	(12,849,609)	(1,374,686)	1,503,958

Net change in net assets	186,670,443	2,645,564	37,467,441	563,391	(10,528,737)	(1,210,637)	2,954,684

Net assets beginning of year	483,249,867	3,716,343	331,897,250	2,712,013	76,556,219	3,865,104	11,340,690

Net assets end of year	$669,920,310	$6,361,907	$369,364,691	$3,275,404	$66,027,482	$2,654,467	$14,295,374

Contract unit transactions
Units outstanding at beginning of year	5,807,067	31,093	2,436,237	13,623	7,633,998	314,919	1,117,347
Units issued	765,311	10,919	229,081	1,943	1,173,541	28,810	419,558
Units redeemed	(1,064,629)	(5,865)	(374,167)	(1,845)	(2,454,245)	(136,907)	(281,823)
Units outstanding at end of year	5,507,749	36,147	2,291,151	13,721	6,353,294	206,822	1,255,082

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(280)	$(3,793,880)	$(15,900)	$(2,009,643)	$(30,757)	$(519,434)	$(6,991)
Net realized gain (loss) on investments in Funds	(681)	8,170,997	245,362	(504,038)	(4,606)	45,346	4,882
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,606	22,040,419	167,826	19,968,573	830,651	3,851,757	150,241
Net change in net assets
from operations	7,645	26,417,536	397,288	17,454,892	795,288	3,377,669	148,132

Contract transactions
Purchase payments	4,309	8,998,362	40,018	6,387,913	269,625	2,596,280	—
Surrenders and terminations	(210)	(15,587,825)	(83,285)	(11,239,901)	(107,526)	(2,611,152)	(27,335)
Transfers between Investment Divisions	15,490	3,229,772	(1,330,459)	(2,218,794)	308,776	(402,193)	31,128
Contract owner charges	(739)	(3,126,096)	(31,393)	(1,896,896)	(63,426)	(366,497)	(5,632)
Net change in net assets
from contract transactions	18,850	(6,485,787)	(1,405,119)	(8,967,678)	407,449	(783,562)	(1,839)

Net change in net assets	26,495	19,931,749	(1,007,831)	8,487,214	1,202,737	2,594,107	146,293

Net assets beginning of year	54,971	256,681,471	4,443,779	142,177,349	5,418,340	39,805,560	1,484,764

Net assets end of year	$81,466	$276,613,220	$3,435,948	$150,664,563	$6,621,077	$42,399,667	$1,631,057

Contract unit transactions
Units outstanding at beginning of year	5,108	6,188,259	78,525	11,890,200	422,848	3,754,426	131,144
Units issued	2,506	902,985	11,086	1,152,747	49,304	546,695	7,929
Units redeemed	(942)	(1,054,910)	(35,228)	(1,867,302)	(19,361)	(619,512)	(8,172)
Units outstanding at end of year	6,672	6,036,334	54,383	11,175,645	452,791	3,681,609	130,901

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Operations
Net investment income (loss)	$(780,977)	$(22,385)	$(1,711)	$(815,317)	$(3,730)	$(37,542)	$(36)
Net realized gain (loss) on investments in Funds	274,590	11,338	(9,796)	6,986,193	96,699	34,362	(34)
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,659,583	583,854	(42,508)	2,016,427	29,481	150,506	542
Net change in net assets
from operations	6,153,196	572,807	(54,015)	8,187,303	122,450	147,326	472

Contract transactions
Purchase payments	3,114,968	—	—	5,336,300	34,860	367,918	—
Surrenders and terminations	(3,000,742)	(139,653)	(36,609)	(2,722,956)	(25,405)	(167,784)	—
Transfers between Investment Divisions	(787,385)	71,384	200,870	1,538,219	44,015	(521,964)	(855)
Contract owner charges	(652,671)	(65,123)	(9)	(667,263)	(11,889)	(29,011)	(162)
Net change in net assets
from contract transactions	(1,325,830)	(133,392)	164,252	3,484,300	41,581	(350,841)	(1,017)

Net change in net assets	4,827,366	439,415	110,237	11,671,603	164,031	(203,515)	(545)

Net assets beginning of year	57,704,692	4,727,648	90,861	53,841,698	736,308	3,194,208	8,556

Net assets end of year	$62,532,058	$5,167,063	$201,098	$65,513,301	$900,339	$2,990,693	$8,011

Contract unit transactions
Units outstanding at beginning of year	5,126,891	392,396	8,783	3,055,492	37,423	275,354	694
Units issued	642,786	5,788	20,164	728,036	12,178	80,846	—
Units redeemed	(759,679)	(15,927)	(5,029)	(546,302)	(10,283)	(111,252)	(83)
Units outstanding at end of year	5,009,998	382,257	23,918	3,237,226	39,318	244,948	611

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Operations
Net investment income (loss)	$(349,356)	$(226)	$(670,202)	$(1,228)	$(7,259,726)	$(13,049)	$(826,144)
Net realized gain (loss) on investments in Funds	(1,829,583)	(248)	(1,873,273)	(5,074)	15,215,859	95,741	2,837,554
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,948,823	4,605	7,578,297	53,041	50,454,578	249,390	733,513
Net change in net assets
from operations	1,769,884	4,131	5,034,822	46,739	58,410,711	332,082	2,744,923

Contract transactions
Purchase payments	438,990	—	685,777	—	26,682,563	475,666	1,658,968
Surrenders and terminations	(2,828,517)	(486)	(4,017,580)	(7,028)	(38,521,090)	(655,718)	(3,110,717)
Transfers between Investment Divisions	(877,868)	1,716	(545,796)	4,605	(4,336,497)	354,017	(4,157,031)
Contract owner charges	(235,224)	(735)	(580,463)	(6,960)	(6,050,010)	(28,394)	(760,674)
Net change in net assets
from contract transactions	(3,502,619)	495	(4,458,062)	(9,383)	(22,225,034)	145,571	(6,369,454)

Net change in net assets	(1,732,735)	4,626	576,760	37,356	36,185,677	477,653	(3,624,531)

Net assets beginning of year	27,756,048	48,228	47,157,854	370,674	520,355,719	2,104,930	61,568,055

Net assets end of year	$26,023,313	$52,854	$47,734,614	$408,030	$556,541,396	$2,582,583	$57,943,524

Contract unit transactions
Units outstanding at beginning of year	2,982,192	4,460	2,218,488	11,372	8,950,248	25,605	4,155,011
Units issued	246,105	189	151,875	147	859,566	9,947	617,570
Units redeemed	(615,475)	(146)	(351,256)	(427)	(1,232,488)	(7,564)	(1,051,933)
Units outstanding at end of year	2,612,822	4,503	2,019,107	11,092	8,577,326	27,988	3,720,648

See Notes to the Financial Statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(8,666)	$(670,848)	$(358)	$(778,969)	$(303)
Net realized gain (loss) on investments in Funds	88,727	(804,339)	(5,951)	2,017,440	5,599
Net change in unrealized appreciation
(depreciation) on investments in Funds	8,080	5,056,699	11,834	2,599,748	5,668
Net change in net assets
from operations	88,141	3,581,512	5,525	3,838,219	10,964

Contract transactions
Purchase payments	125,633	646,199	—	1,919,853	50,000
Surrenders and terminations	(64,667)	(4,208,525)	(1,926)	(3,476,859)	—
Transfers between Investment Divisions	(130,767)	2,892,542	(24,251)	(786,685)	(5,469)
Contract owner charges	(16,432)	(586,680)	(501)	(681,345)	(385)
Net change in net assets
from contract transactions	(86,233)	(1,256,464)	(26,678)	(3,025,036)	44,146

Net change in net assets	1,908	2,325,048	(21,153)	813,183	55,110

Net assets beginning of year	1,519,901	46,478,451	82,495	53,395,927	—

Net assets end of year	$1,521,809	$48,803,499	$61,342	$54,209,110	$55,110

Contract unit transactions
Units outstanding at beginning of year	96,377	3,010,110	4,407	1,089,265	—
Units issued	22,821	372,506	540	137,010	1,888
Units redeemed	(28,416)	(454,173)	(1,983)	(198,359)	(1,058)
Units outstanding at end of year	90,782	2,928,443	2,964	1,027,916	830

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2024	96,766	4,551	0.00	19.014651	9.70		2.00	27.231818	11.93	‡	0.00
12/31/2023	96,675	5,024	0.00	17.333820	16.09	‡	2.00	23.123483	18.08		0.30
12/31/2022	86,102	5,229	0.00	14.577101	(21.51	)‡	2.15	19.583624	(20.05)		0.30
12/31/2021	114,647	5,501	0.00	16.848967	12.23		2.80	25.618468	15.42		0.00
12/31/2020	99,990	5,467	0.00	15.012994	13.16		2.80	22.196601	16.37		0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2024	418	20	0.00	25.130725	11.55		0.65	20.651784	11.78		0.45
12/31/2023	454	24	0.00	22.528269	11.20	‡	0.65	18.475951	18.23	‡	0.45
12/31/2022	210	13	0.00	15.626616	(19.92)		0.45	N/A	N/A		N/A
12/31/2021	269	14	0.00	19.513475	15.21		0.45	24.799240	15.27		0.40
12/31/2020	758	40	0.00	16.937488	16.21		0.45	21.514713	1.58	‡	0.40
JNL Bond Index Fund - Class I
12/31/2024	667	78	0.00	8.520019	0.79		0.40	N/A	N/A		N/A
12/31/2023	114	14	0.00	8.453609	5.07		0.40	N/A	N/A		N/A
12/31/2022	175	22	0.00	8.046010	(13.45)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.296795	0.43	‡	0.40	9.296795	0.43	‡	0.40
JNL Conservative Allocation Fund - Class A
12/31/2024	42,013	3,266	0.00	11.573190	3.46	‡	2.00	14.980831	5.56		0.00
12/31/2023	44,471	3,614	0.00	11.119550	7.07		2.05	14.191263	9.28		0.00
12/31/2022	44,449	3,903	0.00	10.385406	(14.89)		2.05	12.986148	(13.13)		0.00
12/31/2021	54,963	4,135	0.00	12.202650	1.57		2.05	14.949674	3.67		0.00
12/31/2020	51,588	3,976	0.00	12.013945	5.33		2.05	14.419806	7.51		0.00
JNL Conservative Allocation Fund - Class I
12/31/2024	10	1	0.00	14.265585	5.41		0.45	N/A	N/A		N/A
12/31/2023	50	4	0.00	13.532901	9.12		0.45	N/A	N/A		N/A
12/31/2022	85	7	0.00	12.402401	(13.28)		0.45	N/A	N/A		N/A
12/31/2021	—	—	0.00	14.302398	3.60		0.45	14.558496	3.72	‡	0.40
12/31/2020	—	—	0.00	13.805235	7.37		0.45	13.805235	7.37		0.45
JNL Emerging Markets Index Fund - Class I
12/31/2024	102	12	0.00	8.295164	5.76		0.40	N/A	N/A		N/A
12/31/2023	33	4	0.00	7.843183	9.43		0.40	N/A	N/A		N/A
12/31/2022	18	3	0.00	7.167337	(18.80)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	8.826961	(8.34	)‡	0.40	8.826961	(8.34	)‡	0.40
JNL Growth Allocation Fund - Class A
12/31/2024	194,635	9,226	0.00	18.811123	8.34	‡	2.05	27.184486	10.60		0.00
12/31/2023	201,519	10,426	0.00	17.070416	14.08	‡	2.15	24.579364	16.55		0.00
12/31/2022	190,113	11,310	0.00	14.607499	(9.25	)‡	2.30	21.088487	(18.64)		0.00
12/31/2021	174,616	8,285	0.00	17.941534	10.38		2.46	25.920980	13.13		0.00
12/31/2020	170,138	8,995	0.00	16.253851	12.54		2.46	22.912063	15.34		0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Bond Index Fund - Class I - April 26, 2021; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2024	220	10	0.00	25.088479	10.20		0.65	20.627992	10.42		0.45
12/31/2023	207	10	0.00	22.766780	16.14		0.65	18.681448	16.38		0.45
12/31/2022	294	18	0.00	19.602136	(8.05	)‡	0.65	16.052635	(18.77)		0.45
12/31/2021	227	11	0.00	19.761486	13.00		0.45	24.733647	10.09	‡	0.40
12/31/2020	212	12	0.00	17.487446	15.18		0.45	17.487446	15.18		0.45
JNL Growth ETF Allocation Fund - Class A
12/31/2024	42,567	1,886	1.70	20.189514	9.04		2.00	26.136152	11.26		0.00
12/31/2023	40,770	1,983	1.91	18.515479	11.76		2.00	23.491893	14.01		0.00
12/31/2022	34,480	1,888	1.38	16.567048	(17.02	)‡	2.00	20.604720	(15.35)		0.00
12/31/2021	41,382	1,894	1.03	19.634140	12.57		2.17	24.341823	15.04		0.00
12/31/2020	28,824	1,502	1.87	17.441378	9.87		2.17	21.159130	12.28		0.00
JNL Growth ETF Allocation Fund - Class I
12/31/2024	347	16	1.98	24.774625	10.90		0.65	21.827801	11.12		0.45
12/31/2023	321	16	2.32	22.339753	13.61		0.65	19.642981	13.84		0.45
12/31/2022	234	13	1.72	19.663143	(15.67)		0.65	17.255082	(15.50)		0.45
12/31/2021	261	13	1.26	23.316112	14.68		0.65	23.715534	12.66	‡	0.40
12/31/2020	228	13	2.43	20.331083	11.87		0.65	17.770189	12.09		0.45
JNL International Index Fund - Class I
12/31/2024	581	57	4.53	32.099308	(7.18	)‡	0.60	9.869445	3.04	‡	0.40
12/31/2023	331	35	2.87	9.578221	17.37		0.40	N/A	N/A		N/A
12/31/2022	269	33	4.66	8.161052	(14.09)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.499912	2.72	‡	0.40	9.499912	2.72	‡	0.40
JNL Mid Cap Index Fund - Class I
12/31/2024	287	25	0.00	72.614459	(1.44	)‡	0.60	10.955584	13.38	‡	0.40
12/31/2023	258	27	0.00	9.662547	15.85		0.40	N/A	N/A		N/A
12/31/2022	185	22	0.00	8.340244	(13.47)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.638391	3.60	‡	0.40	9.638391	3.60	‡	0.40
JNL Moderate Allocation Fund - Class A
12/31/2024	113,097	7,136	0.00	14.552328	5.44		2.05	18.959566	7.64		0.00
12/31/2023	118,273	7,931	0.00	13.801475	9.67		2.05	17.614458	11.94		0.00
12/31/2022	114,512	8,473	0.00	12.583981	(16.43	)‡	2.05	15.735588	(14.70)		0.00
12/31/2021	140,184	8,740	0.00	14.909009	5.11		2.15	18.447149	7.40		0.00
12/31/2020	142,291	9,402	0.00	14.184001	8.83		2.15	17.176765	11.20		0.00
JNL Moderate Allocation Fund - Class I
12/31/2024	107	6	0.00	17.561363	7.48	‡	0.45	18.411181	7.53		0.40
12/31/2023	180	11	0.00	16.848884	6.54	‡	0.60	17.121350	11.91		0.40
12/31/2022	160	11	0.00	14.607574	(14.89)		0.45	15.299074	(14.85)		0.40
12/31/2021	129	8	0.00	17.162935	7.27		0.45	17.966429	6.41	‡	0.40
12/31/2020	121	8	0.00	15.999748	11.03		0.45	15.999748	11.03		0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL International Index Fund - Class I - April 26, 2021; JNL Mid Cap Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Moderate ETF Allocation Fund - Class A
12/31/2024	19,144	1,263	2.52	13.940825	4.87	1.80	17.585481	6.79	0.00
12/31/2023	20,060	1,395	2.36	13.293339	7.66	1.80	16.467972	9.61	0.00
12/31/2022	17,521	1,316	1.50	12.348040	(14.70)	1.80	15.024780	(13.15)	0.00
12/31/2021	19,349	1,246	1.26	14.475381	5.72	1.80	17.299916	7.64	0.00
12/31/2020	16,471	1,132	1.89	13.691881	6.74	1.80	16.071629	8.68	0.00
JNL Moderate ETF Allocation Fund - Class I
12/31/2024	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	15.771683	5.10	0.60	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.492926	7.52	0.45	16.876533	7.23 ‡	0.40
12/31/2020	—	—	0.00	14.408981	8.49	0.45	14.408981	8.49	0.45
JNL Moderate Growth Allocation Fund - Class A
12/31/2024	208,215	10,481	0.00	16.579729	6.56	2.40	25.514255	9.17	0.00
12/31/2023	218,973	11,883	0.00	15.558654	11.04	2.40	23.372026	13.73	0.00
12/31/2022	220,114	13,394	0.00	14.011441	(17.77)‡	2.40	20.549935	(15.77)	0.00
12/31/2021	290,569	14,691	0.00	10.712462	4.30	5.50	24.398234	10.20	0.00
12/31/2020	284,537	15,664	0.00	10.270875	6.77	5.50	22.140572	12.81	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2024	110	6	0.00	23.549509	8.76	0.65	19.661220	8.98	0.45
12/31/2023	133	7	0.00	21.651840	13.33	0.65	18.040566	13.56	0.45
12/31/2022	131	7	0.00	19.105227	(16.06)	0.65	15.887020	(15.89)	0.45
12/31/2021	158	7	0.00	22.761146	9.84	0.65	23.282505	8.44 ‡	0.40
12/31/2020	143	7	0.00	20.722013	12.45	0.65	17.162765	12.67	0.45
JNL Moderate Growth ETF Allocation Fund - Class A
12/31/2024	29,466	1,565	2.10	16.861449	6.87	2.05	21.967626	9.10	0.00
12/31/2023	30,240	1,728	2.15	15.776994	9.51	2.05	20.135419	11.77	0.00
12/31/2022	28,514	1,801	1.42	14.406633	(16.10)	2.05	18.014401	(14.36)	0.00
12/31/2021	32,988	1,759	1.14	17.170726	9.07	2.05	21.036201	11.32	0.00
12/31/2020	29,181	1,711	1.90	15.743450	8.89	2.05	18.896233	11.15	0.00
JNL Moderate Growth ETF Allocation Fund - Class I
12/31/2024	2,122	99	2.42	20.803985	7.02 ‡	0.65	21.486344	8.94	0.40
12/31/2023	1,973	100	2.64	17.450250	11.58	0.45	19.723814	11.64	0.40
12/31/2022	1,605	91	1.71	15.638858	(14.47)	0.45	17.667629	(14.43)	0.40
12/31/2021	1,969	96	1.36	18.285403	11.13	0.45	20.647222	11.18	0.40
12/31/2020	1,858	100	8.67	16.454715	10.92	0.45	18.570742	8.52 ‡	0.40
JNL Multi-Manager Alternative Fund - Class A
12/31/2024	14,157	1,205	0.00	10.746082	7.36	2.05	13.105746	9.59	0.00
12/31/2023	14,230	1,312	0.00	10.009702	9.09	2.05	11.958607	11.34	0.00
12/31/2022	13,685	1,390	0.00	9.175728	(12.30)	2.05	10.740412	(10.49)	0.00
12/31/2021	16,124	1,447	0.00	10.462891	0.70	2.05	11.999213	2.78	0.00
12/31/2020	11,606	1,055	0.00	10.390475	10.74 ‡	2.05	11.674366	7.58	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2024	225	17	0.00	12.317109	8.94		0.90	12.928712	9.49	0.40
12/31/2023	218	18	0.00	11.306184	10.55		0.90	11.807911	11.10	0.40
12/31/2022	199	19	0.00	10.227471	(11.00)		0.90	10.628030	(10.56)	0.40
12/31/2021	230	19	0.00	11.492052	0.97	‡	0.90	11.882608	1.51 ‡	0.40
12/31/2020+	50	4	0.00	11.615764	15.20	‡	0.45	11.615764	15.20 ‡	0.45
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2024	47,379	3,778	1.03	11.117671	2.45	‡	2.05	16.300115	4.58	0.00
12/31/2023	53,796	4,425	1.43	10.099963	7.45		2.45	15.586855	10.11	0.00
12/31/2022	53,467	4,775	0.83	9.399528	(25.96	)‡	2.45	14.155821	(24.13)	0.00
12/31/2021	79,728	5,328	1.23	11.555415	(2.94)		3.06	18.657801	0.08	0.00
12/31/2020	85,696	5,660	1.55	11.905086	5.62		3.06	18.643117	8.86	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2024	443	27	1.38	15.092246	4.22		0.65	15.813821	4.48	0.40
12/31/2023	464	30	1.85	14.481173	9.76		0.65	15.135410	10.03	0.40
12/31/2022	383	27	1.33	13.193753	(24.43)		0.65	13.755396	(24.24)	0.40
12/31/2021	489	26	1.78	17.457961	(0.25)		0.65	18.155661	(0.00)	0.40
12/31/2020	403	21	1.70	17.502317	54.10	‡	0.65	18.156455	2.30 ‡	0.40
JNL Multi-Manager Floating Rate Income Fund - Class A
12/31/2024	82,294	6,028	0.00	11.906224	5.65	‡	2.30	16.431270	8.13	0.00
12/31/2023	88,295	6,920	0.00	11.053976	10.42		2.45	15.195840	13.16	0.00
12/31/2022	88,734	7,774	0.00	10.010548	(6.95	)‡	2.45	13.429178	(4.65)	0.00
12/31/2021	95,207	7,854	0.00	10.338759	0.86		2.81	14.083965	3.73	0.00
12/31/2020	72,156	6,089	0.00	10.250978	(2.33)		2.81	13.577427	0.46	0.00
JNL Multi-Manager Floating Rate Income Fund - Class I
12/31/2024	704	52	0.00	14.935053	0.36	‡	0.90	15.871345	8.05	0.40
12/31/2023	722	57	0.00	14.352269	12.70		0.65	14.689547	12.98	0.40
12/31/2022	4,053	362	0.00	12.735252	(4.96)		0.65	13.002057	(4.72)	0.40
12/31/2021	210	18	0.00	13.399663	3.39		0.65	13.646200	2.51 ‡	0.40
12/31/2020	132	12	0.00	12.960236	0.08		0.65	11.278741	0.28	0.45
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2024	29,040	2,183	3.63	12.802339	2.89	‡	2.00	14.546583	4.98	0.00
12/31/2023	32,183	2,505	2.86	12.409060	19.99		2.05	13.856269	22.47	0.00
12/31/2022	27,706	2,605	1.08	10.341703	(31.84)		2.05	11.314129	(30.44)	0.00
12/31/2021	43,810	2,825	0.50	15.173519	1.65	‡	2.05	16.264320	15.62	0.00
12/31/2020	153	11	1.85	13.654617	30.53		1.25	14.067604	32.18	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2024	193	13	5.06	14.225105	(4.29	)‡	0.65	14.454236	4.90 ‡	0.40
12/31/2023	117	9	2.95	13.741966	22.29		0.45	N/A	N/A	N/A
12/31/2022	111	10	2.17	11.237626	(30.59)		0.45	N/A	N/A	N/A
12/31/2021+	74	5	0.49	16.189218	3.02	‡	0.45	16.216587	3.06 ‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2024	34,450	1,794	0.00	18.121698	4.78		2.05	21.476264	6.97	0.00
12/31/2023	33,432	1,839	0.00	17.294421	10.06		2.05	20.077704	12.33	0.00
12/31/2022	30,393	1,853	0.00	15.714214	(18.13	)‡	2.05	17.873922	(16.44)	0.00
12/31/2021	29,107	1,462	0.00	18.934424	21.41		2.31	21.391475	24.25	0.00
12/31/2020	18,087	1,113	0.00	15.595585	11.90		2.31	17.217076	14.52	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2024	1,259	60	0.00	20.840728	6.63		0.65	21.246754	6.89	0.40
12/31/2023	1,149	58	0.00	19.545724	11.91	‡	0.65	19.876493	12.19	0.40
12/31/2022	1,174	67	0.00	17.192861	(16.93)		0.90	17.716735	(16.52)	0.40
12/31/2021	1,041	49	0.00	20.697681	17.93	‡	0.90	21.222270	18.70 ‡	0.40
12/31/2020	581	34	0.00	16.948167	14.21		0.65	17.090970	14.44	0.45
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2024	155,696	2,011	0.00	60.556463	7.16	‡	2.30	116.086860	9.66	0.00
12/31/2023	149,708	2,094	0.00	54.243074	13.51		2.45	105.856774	16.32	0.00
12/31/2022	134,893	2,163	0.00	47.785894	(32.74	)‡	2.45	91.004000	(31.08)	0.00
12/31/2021	205,577	2,235	0.00	63.080557	(0.04)		2.92	132.033743	2.92	0.00
12/31/2020	180,836	2,008	0.00	63.106338	42.21		2.92	128.286352	46.43	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2024	1,604	14	0.00	103.026585	9.30		0.65	110.579873	9.57	0.40
12/31/2023	1,556	15	0.00	94.264293	15.92		0.65	100.921167	16.21	0.40
12/31/2022	1,331	15	0.00	81.316869	(31.32)		0.65	86.842651	(31.15)	0.40
12/31/2021	1,967	15	0.00	118.403700	2.55		0.65	126.134858	2.81	0.40
12/31/2020	1,469	12	0.00	115.456644	45.91		0.65	122.688290	3.16 ‡	0.40
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2024	98,652	3,062	0.00	28.567750	7.22		2.05	42.759196	9.46	0.00
12/31/2023	103,066	3,458	0.00	26.643321	18.52	‡	2.05	39.065193	20.97	0.00
12/31/2022	88,548	3,546	0.00	21.511325	(14.15	)‡	2.30	32.292827	(12.16)	0.00
12/31/2021	114,922	3,983	0.00	22.597995	19.45		2.92	36.761386	22.99	0.00
12/31/2020	58,134	2,445	0.00	18.918294	2.72		2.92	29.889760	5.76	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2024	1,287	30	0.00	39.403395	9.09		0.65	41.395349	9.36	0.40
12/31/2023	1,014	26	0.00	36.120161	20.59		0.65	37.850928	20.89	0.40
12/31/2022	341	11	0.00	29.952372	(12.50)		0.65	31.310476	(12.28)	0.40
12/31/2021	148	4	0.00	34.232761	5.37	‡	0.65	35.691941	11.00 ‡	0.40
12/31/2020	46	2	0.00	30.479961	5.61		0.45	30.479961	5.61	0.45
JNL Multi-Manager U.S. Select Equity Fund - Class A
12/31/2024+	934	59	0.00	15.753690	3.02	‡	1.40	15.939055	3.13 ‡	0.85

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager U.S. Select Equity Fund - Class I
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL S&P 500 Index Fund - Class I
12/31/2024	24,696	971	0.00	24.643915	23.74		0.90	25.556343	24.37		0.40
12/31/2023	18,350	897	0.00	19.915149	25.04		0.90	20.548928	25.67		0.40
12/31/2022	13,200	811	0.00	15.926994	(12.19	)‡	0.90	16.352100	(18.50)		0.40
12/31/2021	16,750	837	0.00	19.851890	27.69		0.65	20.064693	28.01		0.40
12/31/2020	11,636	744	0.00	15.546485	17.39		0.65	15.673907	17.68		0.40
JNL Small Cap Index Fund - Class I
12/31/2024	362	36	0.00	10.079877	8.11		0.40	N/A	N/A		N/A
12/31/2023	145	16	0.00	9.323677	15.62		0.40	N/A	N/A		N/A
12/31/2022	150	19	0.00	8.064381	(16.57)		0.40	N/A	N/A		N/A
12/31/2021+	—	—	0.00	9.666081	3.90	‡	0.40	9.666081	3.90	‡	0.40
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2024	2,433	220	0.00	10.963528	4.37		1.65	11.201187	(4.43	)‡	0.85
12/31/2023	1,882	178	0.00	10.504969	13.74		1.65	10.620857	14.49		1.00
12/31/2022+	929	100	0.00	9.235576	(7.64	)‡	1.65	9.276535	(7.23	)‡	1.00
JNL/AB Sustainable Global Thematic Fund - Class I
12/31/2024	216	19	0.00	11.411301	5.87		0.45	11.426626	5.93	‡	0.40
12/31/2023	83	8	0.00	10.778235	15.51		0.45	N/A	N/A		N/A
12/31/2022+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL/American Funds Balanced Fund - Class A
12/31/2024	221,901	8,915	0.00	18.935831	13.17		2.50	35.092963	16.05		0.00
12/31/2023	193,175	8,924	0.00	16.732189	11.05		2.50	30.239257	13.85		0.00
12/31/2022	166,770	8,673	0.00	15.067650	(15.88	)‡	2.50	26.560432	(13.76)		0.00
12/31/2021	183,225	8,122	0.00	12.943387	10.21		4.00	30.797812	14.71		0.00
12/31/2020	133,736	6,751	0.00	11.744518	7.66		4.00	26.848363	21.11	‡	0.00
JNL/American Funds Balanced Fund - Class I
12/31/2024	1,422	41	0.00	31.657231	15.60		0.65	33.671530	15.89		0.40
12/31/2023	1,211	41	0.00	27.386202	13.44		0.65	29.055555	13.72		0.40
12/31/2022	1,053	41	0.00	24.141777	(14.02)		0.65	25.549513	(13.81)		0.40
12/31/2021	336	11	0.00	28.079692	14.34		0.65	29.643066	12.98	‡	0.40
12/31/2020	235	9	0.00	24.558701	11.66		0.65	27.681904	11.88		0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class I - October 21, 2024; JNL Small Cap Index Fund - Class I - April 26, 2021; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/AB Sustainable Global Thematic Fund - Class I - April 25, 2022.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2024	20,210	2,281	0.00	8.648382	(1.14)	2.00	9.300059	0.87	0.00
12/31/2023	18,219	2,048	0.00	8.748143	2.59	2.00	9.220063	4.65	0.00
12/31/2022	8,788	1,020	0.00	8.527509	(2.31)‡	2.00	8.810060	(12.86)	0.00
12/31/2021+	3,130	312	0.00	9.993349	0.03 ‡	1.70	10.110000	1.20 ‡	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2024	1,516	165	0.00	9.119338	(1.80)‡	0.85	9.262578	0.78	0.40
12/31/2023	675	74	0.00	9.138885	4.18	0.65	9.191075	4.44 ‡	0.40
12/31/2022	259	30	0.00	8.772561	(13.10)	0.65	8.793283	(12.93)	0.45
12/31/2021+	53	5	0.00	10.095262	(0.34)‡	0.65	10.102394	1.13 ‡	0.40
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2024	25,044	1,875	0.00	12.623158	7.31	2.25	14.499962	9.77	0.00
12/31/2023	23,977	1,938	0.00	11.763279	6.14	2.25	13.209971	8.55	0.00
12/31/2022	20,560	1,780	0.00	11.083076	(9.57)	2.25	12.169973	(7.52)	0.00
12/31/2021	19,204	1,517	0.00	12.256597	11.99	2.25	13.159971	14.53	0.00
12/31/2020	10,450	937	0.00	10.944721	1.67	2.25	11.489968	3.98	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2024	372	26	0.00	14.034138	9.05	0.90	14.371098	9.55	0.45
12/31/2023	221	17	0.00	12.869064	7.94	0.90	13.118562	8.43	0.45
12/31/2022	304	25	0.00	11.922299	(8.12)	0.90	12.099051	(7.70)	0.45
12/31/2021	326	25	0.00	12.975389	12.08 ‡	0.90	13.130922	12.89 ‡	0.40
12/31/2020	110	10	0.00	11.459295	3.56	0.65	11.456404	3.76	0.45
JNL/American Funds Capital World Bond Fund - Class A
12/31/2024	18,800	2,135	0.00	8.061019	(5.31)	2.05	10.888408	(3.34)	0.00
12/31/2023	21,557	2,333	0.00	8.513130	3.67	2.05	11.264249	5.81	0.00
12/31/2022	20,758	2,348	0.00	8.211454	(19.56)‡	2.05	10.645230	(17.90)	0.00
12/31/2021	26,076	2,386	0.00	9.343050	(7.95)	2.81	12.966599	(5.33)‡	0.00
12/31/2020	28,541	2,440	0.00	10.149999	6.51	2.81	13.264931	9.22	0.30
JNL/American Funds Capital World Bond Fund - Class I
12/31/2024	449	45	0.00	9.998212	(3.67)‡	0.85	10.680732	(3.36)	0.40
12/31/2023	187	18	0.00	10.680837	5.43	0.65	11.052291	5.68	0.40
12/31/2022	70	7	0.00	10.131218	(18.20)	0.65	10.458125	(18.00)	0.40
12/31/2021	61	5	0.00	12.385177	(5.63)	0.65	12.753708	(2.38)‡	0.40
12/31/2020	51	4	0.00	13.124743	9.16	0.65	13.863376	9.38	0.45
JNL/American Funds Global Growth Fund - Class A
12/31/2024	73,439	2,817	0.00	23.943914	10.92	2.05	30.180446	13.23	0.00
12/31/2023	66,941	2,870	0.00	21.587349	19.60	2.05	26.655140	22.06	0.00
12/31/2022	54,050	2,789	0.00	18.050361	(26.53)	2.05	21.836866	(25.01)	0.00
12/31/2021	69,136	2,638	0.00	24.567633	13.72	2.05	29.119537	16.08	0.00
12/31/2020	47,530	2,076	0.00	21.602939	10.04 ‡	2.05	25.085867	30.09	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Global Growth Fund - Class I
12/31/2024	1,554	55	0.00	28.197186	5.93	‡	0.85	29.667975	13.10	0.40
12/31/2023	1,056	42	0.00	25.565248	21.70		0.65	26.230970	22.01	0.40
12/31/2022	693	33	0.00	21.006375	(25.31)		0.65	21.499720	(25.12)	0.40
12/31/2021	1,384	50	0.00	28.123848	15.71		0.65	28.712720	8.42 ‡	0.40
12/31/2020	390	16	0.00	24.305805	29.57		0.65	23.124886	29.82	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2024	37,996	1,999	0.00	17.388215	(0.09)		2.05	23.497144	1.99	0.00
12/31/2023	41,522	2,196	0.00	17.403541	13.49		2.05	23.038355	15.84	0.00
12/31/2022	38,992	2,356	0.00	15.334585	(31.22	)‡	2.05	19.888860	(29.80)	0.00
12/31/2021	57,235	2,394	0.00	21.018966	3.69		2.56	28.332960	6.38 ‡	0.00
12/31/2020	53,109	2,335	0.00	20.271121	26.05		2.56	25.795260	28.93	0.30
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2024	365	16	0.00	21.528663	6.52	‡	0.85	23.603875	1.84	0.45
12/31/2023	190	8	0.00	21.813820	15.34		0.65	23.177544	15.57	0.45
12/31/2022	168	9	0.00	18.912667	(30.04)		0.65	20.054968	(29.90)	0.45
12/31/2021	244	9	0.00	27.033635	6.01		0.65	27.833578	0.52 ‡	0.40
12/31/2020	191	7	0.00	25.499856	28.94		0.65	26.932191	29.20	0.45
JNL/American Funds Growth Allocation Fund - Class A
12/31/2024	229,504	9,453	0.00	21.688897	10.23		2.30	29.027579	12.80	0.00
12/31/2023	222,497	10,204	0.00	19.676791	14.54		2.30	25.732553	17.20	0.00
12/31/2022	184,920	9,807	0.00	17.178743	(21.10	)‡	2.30	21.956353	(19.27)	0.00
12/31/2021	230,946	9,747	0.00	18.115535	8.96		4.20	27.196997	13.64	0.00
12/31/2020	182,000	8,638	0.00	16.625524	15.10		4.20	23.933335	20.04	0.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2024	2,429	88	0.00	26.673561	(1.85	)‡	0.90	28.208676	12.66	0.40
12/31/2023	2,160	88	0.00	24.498250	16.82		0.65	25.037882	17.11	0.40
12/31/2022	1,855	88	0.00	20.970735	(19.57)		0.65	21.379301	(19.37)	0.40
12/31/2021	2,035	78	0.00	26.074637	13.23		0.65	26.516477	11.70 ‡	0.40
12/31/2020	622	27	0.00	23.027919	19.63		0.65	22.783477	19.88	0.45
JNL/American Funds Growth Fund - Class A
12/31/2024	461,958	8,223	0.00	49.754143	28.26		2.30	66.945111	31.26	0.00
12/31/2023	328,046	7,567	0.00	38.792921	34.90		2.30	51.003354	38.03	0.00
12/31/2022	222,669	6,994	0.00	28.755981	(31.74)		2.30	36.949826	(30.15)	0.00
12/31/2021	277,194	5,992	0.00	42.125778	18.84		2.30	52.901914	21.61	0.00
12/31/2020	196,510	5,099	0.00	35.446581	48.15		2.30	43.501958	51.60	0.00
JNL/American Funds Growth Fund - Class I
12/31/2024	6,540	102	0.00	61.420646	30.44		0.90	65.516022	31.10	0.40
12/31/2023	4,448	90	0.00	47.086792	37.22		0.90	49.974592	37.91	0.40
12/31/2022	2,594	73	0.00	34.313757	(30.57)		0.90	36.237028	(30.22)	0.40
12/31/2021	2,478	49	0.00	49.423738	14.28	‡	0.90	51.934108	21.48	0.40
12/31/2020	1,166	28	0.00	41.808168	51.05		0.65	42.749437	51.43	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth-Income Fund - Class A
12/31/2024	685,309	15,797	0.00	37.952823	20.93		2.30	53.179944	23.75	0.00
12/31/2023	581,323	16,382	0.00	31.385136	22.82		2.30	42.972066	25.67	0.00
12/31/2022	470,230	16,428	0.00	25.553940	(18.71	)‡	2.30	34.194782	(16.82)	0.00
12/31/2021	580,445	16,625	0.00	29.653683	20.24		2.80	41.111171	23.65	0.00
12/31/2020	463,055	16,185	0.00	24.663099	9.98		2.80	33.248209	13.10	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2024	8,023	154	0.00	48.341283	4.85	‡	0.90	52.022247	23.63	0.40
12/31/2023	6,746	160	0.00	40.667007	25.24		0.65	42.080236	25.56	0.40
12/31/2022	5,679	168	0.00	32.470445	(17.11)		0.65	33.515170	(16.91)	0.40
12/31/2021	5,535	137	0.00	39.173843	23.21		0.65	40.333558	23.51	0.40
12/31/2020	3,252	99	0.00	31.795542	12.72		0.65	32.655090	13.01	0.40
JNL/American Funds International Fund - Class A
12/31/2024	79,687	5,378	0.00	13.226278	0.49		2.20	18.258072	2.74	0.00
12/31/2023	86,482	5,912	0.00	13.161835	12.84		2.20	17.771951	15.33	0.00
12/31/2022	77,130	5,998	0.00	11.664490	(22.80	)‡	2.20	15.409134	(21.08)	0.00
12/31/2021	103,885	6,279	0.00	14.425179	(4.33)		2.60	19.524271	(1.82)	0.00
12/31/2020	105,766	6,203	0.00	15.078742	10.65		2.60	19.886037	13.56	0.00
JNL/American Funds International Fund - Class I
12/31/2024	978	57	0.00	16.621414	2.11		0.90	17.886472	2.62	0.40
12/31/2023	662	39	0.00	16.278611	14.74		0.90	17.429769	15.31	0.40
12/31/2022	451	31	0.00	14.187852	(21.58)		0.90	15.115642	(21.19)	0.40
12/31/2021	444	24	0.00	18.092265	(5.52	)‡	0.90	19.179451	(2.33)‡	0.40
12/31/2020	340	18	0.00	19.047295	13.19		0.65	20.117462	13.42	0.45
JNL/American Funds Moderate Allocation Fund - Class A
12/31/2024+	322	33	0.00	9.793361	(0.87	)‡	1.40	9.800996	(0.79)‡	1.00
JNL/American Funds Moderate Allocation Fund - Class I
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2024	147,284	7,508	0.00	17.619922	7.21		2.25	23.432976	9.66	0.00
12/31/2023	146,856	8,100	0.00	16.434934	11.31		2.25	21.368118	13.83	0.00
12/31/2022	136,580	8,462	0.00	14.765343	(19.08	)‡	2.25	18.771415	(17.24)	0.00
12/31/2021	172,640	8,736	0.00	15.108317	5.44		4.20	22.682125	9.96	0.00
12/31/2020	163,117	8,959	0.00	14.329284	12.49		4.20	20.627709	17.32	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Allocation Fund - Class A - October 21, 2024; JNL/American Funds Moderate Allocation Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2024	2,414	107	0.00	22.224605	9.24	0.65	22.940224	9.52		0.40
12/31/2023	1,721	83	0.00	20.344626	13.48	0.65	20.946986	13.76		0.40
12/31/2022	1,357	75	0.00	17.928349	(17.51)	0.65	18.413210	(17.31)		0.40
12/31/2021	1,471	67	0.00	21.734835	9.55	0.65	22.267041	6.25	‡	0.40
12/31/2020	854	43	0.00	19.840854	1.30 ‡	0.65	19.688250	17.14		0.45
JNL/American Funds New World Fund - Class A
12/31/2024	79,235	4,800	0.00	15.104780	3.93	2.05	20.404209	6.09		0.00
12/31/2023	80,882	5,136	0.00	14.534025	13.12 ‡	2.05	19.232630	15.46		0.00
12/31/2022	74,098	5,361	0.00	12.527637	(24.14)‡	2.25	16.657472	(22.42)		0.00
12/31/2021	99,269	5,492	0.00	11.301153	(1.13)	5.50	21.471421	4.46		0.00
12/31/2020	92,284	5,268	0.00	11.430569	16.47	5.50	20.555056	49.92	‡	0.00
JNL/American Funds New World Fund - Class I
12/31/2024	1,268	64	0.00	19.269877	5.78	0.65	19.989420	6.04		0.40
12/31/2023	1,061	56	0.00	18.217456	15.06	0.65	18.850240	15.34		0.40
12/31/2022	915	56	0.00	15.833631	(22.71)	0.65	16.342807	(22.51)		0.40
12/31/2021	783	37	0.00	20.485249	4.10	0.65	21.091399	2.38	‡	0.40
12/31/2020	632	31	0.00	19.679144	22.64	0.65	20.784458	22.89		0.45
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2024	291,678	8,006	0.00	32.391429	15.89	2.30	45.385998	18.60		0.00
12/31/2023	269,883	8,665	0.00	27.950185	14.27	2.30	38.267043	16.92		0.00
12/31/2022	248,659	9,206	0.00	24.460589	(10.96)‡	2.30	32.730059	(8.90)		0.00
12/31/2021	280,940	9,337	0.00	26.966013	24.22	2.46	35.926057	27.31	‡	0.00
12/31/2020	232,525	9,708	0.00	21.708818	5.78	2.46	27.330046	8.09		0.30
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2024	2,010	45	0.00	41.273653	17.90	0.90	44.416093	18.50		0.40
12/31/2023	1,136	30	0.00	35.006712	16.20	0.90	37.483068	16.78		0.40
12/31/2022	852	26	0.00	30.125690	(9.45)	0.90	32.096252	(9.00)		0.40
12/31/2021	1,126	32	0.00	33.270710	26.56	0.90	35.270583	27.19		0.40
12/31/2020	1,066	38	0.00	26.289069	7.74	0.90	27.730258	0.97	‡	0.40
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2024	38,250	2,438	0.00	14.981441	12.68	2.30	17.009990	15.32		0.00
12/31/2023	37,345	2,706	0.00	13.295049	8.06	2.30	14.749992	10.57		0.00
12/31/2022	37,073	2,927	0.00	12.303039	(10.64)	2.30	13.339990	(8.57)		0.00
12/31/2021	41,826	2,975	0.00	13.768132	19.22	2.30	14.589997	21.99		0.00
12/31/2020	5,789	494	0.00	11.548805	9.23	2.30	11.960000	11.78		0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2024	209	12	0.00	16.680348	14.90	0.65	16.912184	15.19	‡	0.40
12/31/2023	98	7	0.00	14.517414	10.19	0.65	14.649351	10.41		0.45
12/31/2022	88	7	0.00	13.174995	(8.89)	0.65	13.268339	(8.71)		0.45
12/31/2021	50	3	0.00	14.460791	4.17 ‡	0.65	14.552379	24.68	‡	0.40
12/31/2020	29	2	0.00	11.928123	11.63	0.45	11.928123	11.63		0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2024	52,049	4,212	0.00	11.800258	8.56		2.05	13.503302	10.82	0.00
12/31/2023	62,796	5,553	0.00	10.870141	11.35		2.05	12.185145	13.65	0.00
12/31/2022	58,675	5,816	0.42	9.762138	(38.50	)‡	2.05	10.721682	(37.23)	0.00
12/31/2021	94,547	5,796	0.00	15.690229	(9.11)		2.32	17.080058	(6.97)	0.00
12/31/2020	97,028	5,462	0.00	17.261956	53.06		2.32	18.360048	56.66	0.00
JNL/Baillie Gifford International Growth Fund - Class I
12/31/2024	1,116	83	0.00	13.333835	10.29		0.65	13.578290	10.56	0.40
12/31/2023	1,004	83	0.00	12.090313	13.36		0.65	12.281054	13.64	0.40
12/31/2022	781	73	0.76	10.665731	(37.47	)‡	0.65	10.807017	(37.31)	0.40
12/31/2021	1,649	97	0.00	16.875010	(7.53)		0.90	17.238817	(7.06)	0.40
12/31/2020	1,612	88	0.00	18.248759	55.76		0.90	18.549189	52.92 ‡	0.40
JNL/BlackRock Global Allocation Fund - Class A
12/31/2024	137,285	7,732	0.00	15.628469	6.94		2.30	21.067761	9.22 ‡	0.20
12/31/2023	142,788	8,684	0.00	14.613789	11.37		2.30	19.806487	13.96 ‡	0.00
12/31/2022	139,823	9,553	0.00	13.121414	(17.46	)‡	2.30	16.960349	(9.29)	0.20
12/31/2021	184,379	10,486	0.00	15.440094	4.59		2.56	20.578955	7.30	0.00
12/31/2020	184,148	11,091	0.00	14.762765	15.93		2.56	19.178863	18.94	0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2024	466	23	0.00	19.904812	5.01	‡	0.85	21.741540	9.26	0.45
12/31/2023	294	16	0.00	18.781957	13.61		0.65	19.898781	13.84	0.45
12/31/2022	166	10	0.00	16.531244	(15.87)		0.65	17.479343	(15.70)	0.45
12/31/2021	133	7	0.00	19.649532	6.99		0.65	20.208759	6.73 ‡	0.40
12/31/2020	97	6	0.00	18.364999	18.46		0.65	19.340897	18.70	0.45
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2024	52,286	4,721	0.00	9.367252	(5.71)		2.30	14.157224	(3.58)	0.00
12/31/2023	61,813	5,319	0.00	9.935026	(3.87)		2.30	14.682834	(1.61)	0.00
12/31/2022	89,660	7,489	0.00	10.335396	14.99	‡	2.30	14.922780	17.66	0.00
12/31/2021	59,655	5,772	0.00	8.025216	26.65		3.06	12.683225	30.59	0.00
12/31/2020	46,862	5,853	0.00	6.336397	1.15		3.06	9.712378	4.29	0.00
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2024	295	22	0.00	13.147254	(3.90)		0.65	13.752160	(3.66)	0.40
12/31/2023	330	23	0.00	13.680737	(1.99)		0.65	14.273962	(1.74)‡	0.40
12/31/2022	313	22	0.00	13.958200	17.41		0.65	14.412417	17.64	0.45
12/31/2021	55	5	0.00	11.888426	(0.39	)‡	0.65	12.341663	18.09 ‡	0.40
12/31/2020	0	0	0.00	9.403735	4.15		0.45	9.403735	4.15	0.45
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2024	372,729	2,705	0.00	98.582946	28.07		2.60	213.083471	31.46	0.00
12/31/2023	316,499	2,985	0.00	76.974518	45.87		2.60	162.084757	49.70	0.00
12/31/2022	221,630	3,092	0.00	52.769937	(39.47	)‡	2.60	108.273468	(37.88)	0.00
12/31/2021	392,192	3,349	0.00	79.426966	16.95		2.95	174.288237	20.45	0.00
12/31/2020	342,588	3,485	0.00	67.916317	34.40		2.95	144.697825	41.12 ‡	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2024	3,622	18	0.00	176.093506	1.69	‡	0.90	204.240649	31.33	0.40
12/31/2023	3,082	20	0.00	144.767525	49.16		0.65	155.513349	49.53	0.40
12/31/2022	2,060	19	0.00	97.053870	(38.09)		0.65	103.998426	(37.93)	0.40
12/31/2021	3,274	19	0.00	156.760571	20.02		0.65	167.559082	20.32	0.40
12/31/2020	2,333	16	0.00	130.609905	37.95		0.65	139.258459	38.29	0.40
JNL/Causeway International Value Select Fund - Class A
12/31/2024	61,145	2,955	1.87	15.080461	1.79		2.60	30.308404	4.49	0.00
12/31/2023	59,511	2,976	1.58	14.814685	25.07		2.60	29.006036	28.35	0.00
12/31/2022	40,809	2,591	1.33	11.845475	(9.43	)‡	2.60	22.598956	(7.05)	0.00
12/31/2021	45,963	2,675	1.32	10.136400	4.59		3.67	24.312772	8.50	0.00
12/31/2020	42,356	2,645	4.76	9.691792	2.08		3.67	22.408637	5.89	0.00
JNL/Causeway International Value Select Fund - Class I
12/31/2024	792	27	2.11	27.086978	4.14		0.65	28.967564	4.40	0.40
12/31/2023	638	22	1.47	26.010370	8.07	‡	0.65	27.746387	28.28	0.40
12/31/2022	409	18	2.24	23.330711	(7.16)		0.45	21.629506	(7.11)	0.40
12/31/2021	190	8	2.36	25.129735	8.28		0.45	23.285738	4.84 ‡	0.40
12/31/2020	48	2	3.66	23.209000	5.75		0.45	23.209000	5.75	0.45
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2024	80,478	3,164	0.00	24.174535	24.94		2.05	28.057252	27.55	0.00
12/31/2023	71,382	3,534	0.00	19.348409	41.62		2.05	21.997858	44.55	0.00
12/31/2022	41,703	2,946	0.00	13.662032	(33.87	)‡	2.05	15.218522	(32.51)	0.00
12/31/2021	61,255	2,880	0.00	20.303137	18.23		2.46	22.547822	21.17	0.00
12/31/2020	47,829	2,690	0.00	17.173029	27.33		2.46	18.608217	30.50	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2024	1,559	57	0.00	26.845154	26.74		0.90	27.839025	27.38	0.40
12/31/2023	1,427	66	0.00	21.181752	43.75		0.90	21.855793	44.47	0.40
12/31/2022	848	57	0.00	14.734879	(22.39	)‡	0.90	15.128147	(32.60)	0.40
12/31/2021	1,205	54	0.00	22.206057	20.78		0.65	22.443750	21.08	0.40
12/31/2020	650	35	0.00	18.385863	30.11		0.65	18.536271	30.44	0.40
JNL/Cohen & Steers U.S. Realty Fund - Class A
12/31/2024	8,156	645	5.00	12.127402	2.33		2.05	13.822723	4.46	0.00
12/31/2023	8,290	675	2.14	11.851816	7.44		2.05	13.232980	9.66	0.00
12/31/2022	7,447	656	1.09	11.031411	(27.25)		2.05	12.067727	(25.74)	0.00
12/31/2021	9,118	589	1.38	15.162707	41.21		2.05	16.251482	44.13	0.00
12/31/2020	2,463	226	2.17	10.737729	(6.08)		2.05	11.275262	(4.14)	0.00
JNL/Cohen & Steers U.S. Realty Fund - Class I
12/31/2024	189	14	5.65	13.512612	4.14		0.65	13.730044	4.41	0.40
12/31/2023	177	13	2.71	12.974895	9.18		0.65	13.150594	9.45	0.40
12/31/2022	179	15	1.20	11.883795	(25.40	)‡	0.65	12.014757	(25.84)	0.40
12/31/2021	196	12	0.94	16.174911	44.00		0.45	16.202132	39.54 ‡	0.40
12/31/2020	136	12	2.74	11.232721	(4.32)		0.45	11.232721	(4.32)	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2024	20,246	1,603	2.23	12.191690	1.87		2.00	13.615702	3.94	0.00
12/31/2023	19,765	1,605	1.91	11.967846	13.31		2.00	13.099609	15.59	0.00
12/31/2022	14,943	1,384	1.50	10.562257	(13.78)		2.00	11.332787	(12.05)	0.00
12/31/2021	7,135	572	2.11	12.250928	(1.48	)‡	2.00	12.885069	11.33	0.00
12/31/2020	1,714	151	0.76	11.243303	6.81	‡	1.90	11.573398	6.96	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2024	814	60	2.98	13.388393	3.61		0.65	13.574800	3.87	0.40
12/31/2023	653	50	1.66	12.921948	15.21	‡	0.65	13.068941	15.50	0.40
12/31/2022	590	52	1.72	11.117831	(12.45)		0.90	11.315362	(12.01)	0.40
12/31/2021	573	45	3.28	12.698518	2.42	‡	0.90	12.859753	8.62 ‡	0.40
12/31/2020	74	6	5.28	11.557285	6.87		0.45	11.557285	6.87	0.45
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2024	76,512	1,132	0.00	56.446235	17.86		2.05	100.888190	20.40	0.00
12/31/2023	72,292	1,271	0.00	47.890693	19.80		2.05	83.790941	22.27	0.00
12/31/2022	68,922	1,460	0.00	39.976344	(17.31	)‡	2.05	68.527878	(15.60)	0.00
12/31/2021	83,269	1,466	0.00	33.968087	22.58		3.45	81.195190	26.88	0.00
12/31/2020	68,884	1,519	0.00	27.710359	11.93		3.45	63.994011	15.85	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2024	955	10	0.00	89.844475	19.98		0.65	96.431866	20.28	0.40
12/31/2023	894	11	0.00	74.884022	21.92		0.65	80.172762	22.22	0.40
12/31/2022	727	10	0.00	61.420846	(15.85)		0.65	65.594978	(15.64)	0.40
12/31/2021	374	5	0.00	72.989318	26.50		0.65	77.755292	21.08 ‡	0.40
12/31/2020	173	3	0.00	57.697765	15.55		0.65	66.586587	15.78	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2024	39,179	1,414	0.00	24.807404	6.80		2.25	32.724183	9.24	0.00
12/31/2023	37,307	1,453	0.00	23.228345	14.12		2.25	29.955585	16.72	0.00
12/31/2022	31,654	1,421	0.00	20.353566	(15.66)		2.25	25.665513	(13.75)	0.00
12/31/2021	35,942	1,374	0.00	24.132662	24.62		2.25	29.755978	27.46	0.00
12/31/2020	15,870	757	0.00	19.364631	10.66		2.25	23.345849	13.18	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2024	2,304	89	0.00	30.282008	8.70		0.90	32.205191	9.25	0.40
12/31/2023	2,166	97	0.00	27.858340	16.07		0.90	29.479026	16.65	0.40
12/31/2022	1,927	95	0.00	24.001552	(7.79	)‡	0.90	25.271537	(13.82)	0.40
12/31/2021	1,777	72	0.00	28.649645	6.55	‡	0.65	29.324813	27.50	0.40
12/31/2020	1,052	52	0.00	12.201795	13.03		0.45	23.000300	14.07 ‡	0.40
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2024	130,376	6,560	0.00	15.691633	(0.05	)‡	2.30	29.089664	2.29	0.00
12/31/2023	141,142	7,171	0.00	15.104461	3.47	‡	2.45	28.438733	6.03	0.00
12/31/2022	138,620	7,358	0.00	14.417786	(15.42	)‡	2.50	26.822639	(13.28)	0.00
12/31/2021	183,133	8,312	0.00	8.331673	(5.76)		5.50	30.930218	(0.43)	0.00
12/31/2020	191,900	8,577	0.00	8.841125	(0.54)		5.50	31.064881	5.09	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2024	1,771	64	0.00	25.965951	1.93	0.65	27.768176	2.19	0.40
12/31/2023	1,256	46	0.00	25.474533	5.68	0.65	27.174254	5.95	0.40
12/31/2022	1,158	44	0.00	24.104754	(13.58)	0.65	25.649084	(13.36)	0.40
12/31/2021	1,412	47	0.00	27.892366	(0.78)	0.65	29.605447	0.54 ‡	0.40
12/31/2020	835	28	0.00	28.111746	4.65	0.65	32.136726	4.86	0.45
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2024	10,113	899	0.00	10.290186	4.51	2.30	12.565832	6.92	0.00
12/31/2023	9,540	895	0.00	9.846326	6.91	2.30	11.752804	9.39	0.00
12/31/2022	9,182	932	0.00	9.209604	(16.99)	2.30	10.744227	(15.05)	0.00
12/31/2021	11,564	985	0.00	11.095122	(1.55)	2.30	12.648119	0.74	0.00
12/31/2020	10,837	918	0.00	11.270070	15.33 ‡	2.30	12.555498	3.04	0.00
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2024	44	4	0.00	12.280208	6.80	0.45	N/A	N/A	N/A
12/31/2023	37	4	0.00	11.498029	9.24	0.45	N/A	N/A	N/A
12/31/2022	44	5	0.00	10.525570	(15.16)	0.45	N/A	N/A	N/A
12/31/2021	52	5	0.00	12.406359	0.54	0.45	12.524472	0.65 ‡	0.40
12/31/2020	47	5	0.00	12.339541	2.88	0.45	12.339541	2.88	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2024	125,898	4,492	0.00	25.710447	10.52	2.30	31.811477	13.11	0.00
12/31/2023	127,795	5,093	0.00	23.262685	24.48	2.30	28.124969	27.36	0.00
12/31/2022	107,556	5,383	0.00	18.688144	(25.43)‡	2.30	22.082498	(23.70)	0.00
12/31/2021	150,268	5,658	0.00	25.030202	21.16	2.32	28.942835	24.01	0.00
12/31/2020	106,106	4,891	0.00	20.658399	12.54	2.32	23.339820	15.18	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2024	1,191	39	0.00	30.706812	12.70	0.65	31.425541	12.98	0.40
12/31/2023	1,294	49	0.00	27.246606	26.98	0.65	27.814348	27.30	0.40
12/31/2022	1,104	53	0.00	21.457038	(23.98)	0.65	21.849593	(23.79)	0.40
12/31/2021	1,822	66	0.00	28.226271	23.58	0.65	28.671103	23.89	0.40
12/31/2020	972	44	0.00	22.839682	14.78	0.65	23.141704	1.62 ‡	0.40
JNL/DoubleLine Total Return Fund - Class A
12/31/2024	68,629	6,687	0.00	9.140218	0.21	2.30	11.849577	2.56	0.00
12/31/2023	72,959	7,212	0.00	9.120981	2.70	2.30	11.553341	5.09	0.00
12/31/2022	74,621	7,658	0.00	8.881450	(15.00)‡	2.30	10.993773	(13.02)	0.00
12/31/2021	92,246	8,129	0.00	10.307562	(2.85)	2.46	12.639544	(0.43)	0.00
12/31/2020	97,467	8,447	0.00	10.610122	0.17	2.46	12.694405	2.66	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2024	1,152	103	0.00	11.006179	1.98	0.90	11.581267	2.49	0.40
12/31/2023	1,209	111	0.00	10.792944	4.49	0.90	11.299951	5.01	0.40
12/31/2022	846	82	0.00	10.329411	(10.98)‡	0.90	10.760846	(13.09)	0.40
12/31/2021	873	73	0.00	12.195817	(0.82)	0.65	12.382301	0.09 ‡	0.40
12/31/2020	314	26	0.00	12.296496	2.25	0.65	11.910340	2.46	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Dreyfus Government Money Market Fund - Class A
12/31/2024	119,791	9,468	4.68	9.656966	2.48	2.20	18.322947	4.74	0.00
12/31/2023	123,654	10,139	4.30	9.423517	2.10	2.20	17.493111	4.37	0.00
12/31/2022	140,716	11,960	0.97	9.229351	(1.24)‡	2.20	16.760712	0.95	0.00
12/31/2021	114,353	9,532	0.00	7.348366	(3.01)	3.06	16.602604	0.00	0.00
12/31/2020	127,863	10,549	0.18	7.576705	(2.81)	3.06	16.602588	0.21	0.00
JNL/Dreyfus Government Money Market Fund - Class I
12/31/2024	3,850	233	4.97	15.923505	4.37	0.65	17.148329	4.63	0.40
12/31/2023	3,195	202	4.83	15.256748	4.15	0.65	16.389029	4.41	0.40
12/31/2022	1,828	116	1.14	14.648552	0.66	0.65	15.696526	0.91	0.40
12/31/2021	4,450	287	0.15	14.552840	(0.61)	0.65	15.555136	(0.36)	0.40
12/31/2020	2,204	135	0.29	14.642573	(0.44)‡	0.65	15.611993	(0.02)‡	0.40
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2024	50,393	1,970	0.00	17.074408	(1.07)	2.80	39.150265	1.76	0.00
12/31/2023	50,555	1,993	0.00	17.258394	3.86	2.80	38.473596	6.80	0.00
12/31/2022	50,179	2,087	0.00	16.617492	(15.92)‡	2.80	36.024689	(13.53)	0.00
12/31/2021	67,448	2,392	0.00	17.297725	(3.92)	3.30	41.663613	(0.69)	0.00
12/31/2020	67,548	2,349	0.00	18.002541	4.89	3.30	41.953616	6.46 ‡	0.00
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2024	3,298	88	0.00	34.524956	1.53	0.65	37.180817	1.78	0.40
12/31/2023	1,638	45	0.00	34.004946	6.36	0.65	36.528804	6.62 ‡	0.40
12/31/2022	154	4	0.00	31.972277	(13.84)	0.65	37.370195	(13.67)	0.45
12/31/2021	68	2	0.00	37.109449	(1.02)	0.65	39.665271	(0.77)	0.40
12/31/2020	2,114	53	0.00	37.492366	7.96	0.65	39.974527	7.62 ‡	0.40
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2024	53,324	2,900	0.00	16.817503	3.43	2.10	22.119677	5.64	0.00
12/31/2023	53,733	3,047	0.00	16.260228	0.68	2.10	20.939464	2.81	0.00
12/31/2022	57,802	3,321	0.00	16.150464	(6.00)‡	2.10	20.367530	(4.01)	0.00
12/31/2021	63,374	3,442	0.00	16.568328	10.21	2.46	21.219206	12.95	0.00
12/31/2020	58,081	3,516	0.00	15.033621	(6.02)	2.46	18.785808	(3.68)	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2024	183	8	0.00	20.983414	5.18	0.65	21.679950	5.44	0.40
12/31/2023	236	11	0.00	19.950759	2.45	0.65	20.561269	2.70	0.40
12/31/2022	234	12	0.00	19.474488	(8.23)‡	0.65	20.020355	(4.11)	0.40
12/31/2021	30	1	0.00	21.323786	12.82	0.45	20.879363	15.68 ‡	0.40
12/31/2020	21	1	0.00	18.901408	(3.84)	0.45	18.901408	(3.84)	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2024	123,460	6,140	0.00	16.714688	3.85	2.40	26.165542	6.38	0.00
12/31/2023	130,371	6,805	0.00	16.095791	5.63	2.40	24.596169	8.19	0.00
12/31/2022	131,481	7,326	0.00	15.238479	(6.68)‡	2.40	22.735120	(4.42)	0.00
12/31/2021	142,949	7,509	0.00	14.726643	11.30	3.06	23.786990	14.75	0.00
12/31/2020	136,669	8,133	0.00	13.232003	(2.17)	3.06	20.728601	0.87	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Franklin Templeton Income Fund - Class I
12/31/2024	569	23	0.00	24.243372	6.09	0.65	26.490279	6.30	0.45
12/31/2023	541	23	0.00	22.851987	7.84	0.65	24.919814	8.06	0.45
12/31/2022	510	24	0.00	21.190518	(4.85)	0.65	23.061943	(4.66)	0.45
12/31/2021	250	11	0.00	22.270674	14.44	0.65	23.160671	12.52 ‡	0.40
12/31/2020	214	11	0.00	19.459803	0.50	0.65	21.093908	0.70	0.45
JNL/Goldman Sachs 4 Fund - Class A
12/31/2024	411,443	9,662	0.00	35.221526	16.25	2.50	53.987325	19.21	0.00
12/31/2023	412,019	11,384	0.00	30.298800	11.59	2.50	45.289000	14.42	0.00
12/31/2022	410,258	12,795	0.00	27.150826	(13.11)‡	2.50	39.581954	(10.92)	0.00
12/31/2021	514,277	14,092	0.00	29.332418	31.54	2.95	44.436221	35.48	0.00
12/31/2020	433,597	15,890	0.00	22.298981	1.48	2.95	32.799105	4.52	0.00
JNL/Goldman Sachs 4 Fund - Class I
12/31/2024	1,869	43	0.00	47.958793	(5.29)‡	0.90	51.535849	19.11	0.40
12/31/2023	1,371	40	0.00	42.127957	14.04	0.65	43.267218	14.33 ‡	0.40
12/31/2022	1,171	39	0.00	36.940516	(11.27)	0.65	29.923007	(11.10)	0.45
12/31/2021	1,409	42	0.00	41.634247	17.29 ‡	0.65	42.547273	26.65 ‡	0.40
12/31/2020	609	24	0.00	24.881760	4.39	0.45	24.881760	4.39	0.45
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2024	36,631	2,713	0.00	12.600909	2.63	2.30	14.892949	5.03	0.00
12/31/2023	31,242	2,401	0.00	12.278134	26.02	2.30	14.179944	28.95	0.00
12/31/2022	22,345	2,184	0.00	9.742667	(23.67)	2.30	10.996485	(21.90)	0.00
12/31/2021	18,141	1,365	0.00	12.763386	(4.52)	2.30	14.079518	(2.30)	0.00
12/31/2020	13,414	974	0.00	13.368006	30.09	2.30	14.410919	33.12	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2024	424	29	0.00	14.517265	4.59	0.65	14.783016	4.86	0.40
12/31/2023	477	34	0.00	13.879515	28.46	0.65	14.098006	28.78	0.40
12/31/2022	434	40	0.00	10.804943	(22.13)	0.65	10.947737	(21.93)	0.40
12/31/2021	425	30	0.00	13.875324	(2.64)	0.65	14.023294	(9.42)‡	0.40
12/31/2020	425	30	0.00	14.251032	32.68	0.65	14.343736	32.95	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2024	24,412	1,628	2.06	13.971687	2.16	2.00	16.956902	4.23	0.00
12/31/2023	25,929	1,782	1.34	13.676335	17.63 ‡	2.00	16.267983	19.99	0.00
12/31/2022	23,171	1,884	0.42	11.582532	(17.69)‡	2.05	13.557246	(15.99)	0.00
12/31/2021	36,384	2,460	0.99	13.691651	14.99	2.46	16.137922	17.85	0.00
12/31/2020	24,362	1,909	3.32	11.906925	8.55	2.46	13.693282	11.25	0.00
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2024	384	23	2.51	16.334614	3.91	0.65	16.678938	4.17 ‡	0.40
12/31/2023	383	25	1.82	15.720216	19.67	0.65	15.558405	19.91	0.45
12/31/2022	317	24	0.93	13.136167	(16.33)	0.65	12.975037	(16.16)	0.45
12/31/2021	310	20	1.32	15.699805	17.38	0.65	15.911004	9.47 ‡	0.40
12/31/2020	203	15	6.46	13.375468	10.96	0.65	13.158709	11.18	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2024	31,887	2,073	0.00	14.618551	10.29		2.05	16.966664	12.59	0.00
12/31/2023	28,924	2,089	0.00	13.254815	6.34		2.05	15.070015	8.54	0.00
12/31/2022	29,037	2,247	0.00	12.464433	(3.95)		2.05	13.884610	(1.97)	0.00
12/31/2021	15,194	1,135	0.00	12.976893	16.25		2.05	14.162964	18.65	0.00
12/31/2020	9,549	836	0.00	11.163384	(1.43)		2.05	11.936475	0.61	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2024	233	14	0.00	16.551603	12.15		0.65	16.855047	12.43 ‡	0.40
12/31/2023	41	3	0.00	14.758390	8.21		0.65	14.944694	8.43	0.45
12/31/2022	36	3	0.00	13.638096	(2.36)		0.65	13.782754	(2.16)	0.45
12/31/2021	7	1	0.00	13.967538	2.78	‡	0.65	14.117403	17.07 ‡	0.40
12/31/2020	3	0	0.00	11.884702	0.42		0.45	11.884702	0.42	0.45
JNL/Invesco Global Growth Fund - Class A
12/31/2024	104,394	2,582	0.00	31.098870	12.84		2.60	57.557304	15.83	0.00
12/31/2023	105,482	2,977	0.00	27.559665	31.08		2.60	49.690932	34.52 ‡	0.00
12/31/2022	85,598	3,206	0.00	21.025704	(33.93	)‡	2.60	34.613868	(32.40)	0.30
12/31/2021	146,680	3,664	0.00	27.540495	11.63		3.30	51.200643	15.03	0.30
12/31/2020	142,721	4,055	0.00	24.671997	24.01		3.30	44.512139	27.78	0.30
JNL/Invesco Global Growth Fund - Class I
12/31/2024	528	10	0.00	52.123247	15.43		0.65	55.301432	15.72 ‡	0.40
12/31/2023	445	9	0.00	45.155154	34.10		0.65	50.872066	34.36	0.45
12/31/2022	279	8	0.00	33.673519	(32.46	)‡	0.65	37.861207	(32.33)	0.45
12/31/2021	588	11	0.00	47.345935	14.69		0.90	52.503191	13.99 ‡	0.40
12/31/2020	380	8	0.00	41.282385	27.36		0.90	48.562836	27.93	0.45
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2024	147,670	3,011	0.00	41.368553	14.23	‡	2.15	68.084985	16.72	0.00
12/31/2023	137,538	3,223	0.00	35.824239	9.65		2.20	58.330503	12.08	0.00
12/31/2022	126,051	3,268	0.00	32.671025	(36.69	)‡	2.20	52.041897	(35.28)	0.00
12/31/2021	208,553	3,445	0.00	38.895533	3.48		3.60	80.412082	7.27	0.00
12/31/2020	206,528	3,617	0.00	37.589072	50.97		3.60	74.963130	56.51	0.00
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2024	2,062	30	0.00	61.781758	16.30		0.65	65.468288	16.59	0.40
12/31/2023	1,696	29	0.00	53.122734	11.72		0.65	56.151232	12.00	0.40
12/31/2022	857	17	0.00	47.551394	(35.51)		0.65	50.136996	(35.35)	0.40
12/31/2021	1,286	16	0.00	73.739698	6.90		0.65	77.555553	7.17	0.40
12/31/2020	809	11	0.00	68.979645	55.93		0.65	72.368033	8.91 ‡	0.40
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2024	47,901	3,558	0.00	12.308763	5.97		2.30	15.731406	8.44	0.00
12/31/2023	51,170	4,066	0.00	11.615781	10.08		2.30	14.506679	12.62	0.00
12/31/2022	50,441	4,447	0.00	10.552143	(20.88	)‡	2.30	12.880759	(19.04)	0.00
12/31/2021	70,063	4,928	0.00	13.182229	6.25		2.45	15.910912	8.89	0.00
12/31/2020	71,347	5,387	0.00	12.406584	25.67	‡	2.45	14.612276	11.70	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2024	149	10	0.00	15.078558	8.02		0.65	15.569141	8.24	0.45
12/31/2023	156	11	0.00	13.959302	12.29		0.65	14.384437	12.51	0.45
12/31/2022	112	9	0.00	12.431986	(19.36)		0.65	12.785110	(19.20)	0.45
12/31/2021	54	3	0.00	15.416001	8.54		0.65	15.640874	7.72 ‡	0.40
12/31/2020	51	4	0.00	14.203053	27.53	‡	0.65	14.548309	11.54	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2024	92,175	5,771	0.00	15.220123	15.46		2.05	17.348520	17.86	0.00
12/31/2023	75,108	5,467	0.00	13.182671	13.18		2.05	14.719326	15.52	0.00
12/31/2022	61,040	5,068	0.37	11.647751	(10.02)		2.05	12.742268	(8.16)	0.00
12/31/2021	50,997	3,833	0.74	12.944406	9.57		2.05	13.874218	11.84	0.00
12/31/2020	32,780	2,722	0.59	11.813305	11.99		2.05	12.404947	14.31	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2024	938	55	0.00	16.682153	(1.59	)‡	0.90	17.223858	17.75	0.40
12/31/2023	793	55	0.00	14.432472	15.13		0.65	14.628068	15.41	0.40
12/31/2022	482	38	0.68	12.536281	(8.50)		0.65	12.674539	(8.27)	0.40
12/31/2021	371	27	0.88	13.701304	5.07	‡	0.65	13.817701	10.58 ‡	0.40
12/31/2020	194	16	0.87	12.354098	14.19		0.45	12.354098	14.19	0.45
JNL/JPMorgan Managed Aggressive Growth Fund - Class A
12/31/2024	169,195	4,123	0.00	31.396898	10.87		2.45	48.802035	12.67	0.85
12/31/2023	162,554	4,443	0.00	28.318689	19.24		2.45	43.314928	13.05 ‡	0.85
12/31/2022	143,094	4,714	0.00	23.748977	(24.17	)‡	2.45	34.448207	(22.92)	1.00
12/31/2021	200,140	5,051	0.00	24.869809	12.36		3.47	52.777156	15.97	0.30
12/31/2020	188,424	5,459	0.00	22.134849	16.00		3.47	45.507409	19.74	0.30
JNL/JPMorgan Managed Aggressive Growth Fund - Class I
12/31/2024	1,242	27	0.00	54.058169	13.26		0.65	57.795589	13.54	0.40
12/31/2023	1,253	31	0.00	47.730129	21.78		0.65	50.902064	22.08	0.40
12/31/2022	1,048	31	0.00	39.194162	(22.45)		0.65	41.694733	(22.26)	0.40
12/31/2021	1,462	33	0.00	50.541557	15.94		0.65	53.632148	11.25 ‡	0.40
12/31/2020	1,119	30	0.00	43.592110	19.67		0.65	31.395277	19.91	0.45
JNL/JPMorgan Managed Conservative Fund - Class A
12/31/2024	55,142	3,597	0.00	13.043353	2.28		2.30	16.967730	3.61	1.00
12/31/2023	64,149	4,315	0.00	12.753152	6.08		2.30	16.375786	7.48	1.00
12/31/2022	67,364	4,849	0.00	12.022065	(16.54	)‡	2.30	15.236716	(6.36)	1.00
12/31/2021	90,845	5,501	0.00	12.944360	0.74		2.92	20.335427	3.41	0.30
12/31/2020	98,157	6,080	0.00	12.849313	5.66		2.92	19.664089	8.47	0.30
JNL/JPMorgan Managed Conservative Fund - Class I
12/31/2024	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.294187	3.67		0.45	16.294187	3.67	0.45
12/31/2020	—	—	0.00	15.717293	8.61		0.45	15.717293	8.61	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Managed Growth Fund - Class A
12/31/2024	320,226	8,396	0.00	29.563814	9.63		2.45	45.340973	11.41	0.85
12/31/2023	325,054	9,442	0.00	26.967066	17.14		2.45	40.698403	4.41 ‡	0.85
12/31/2022	305,184	10,486	0.00	23.020247	(23.04	)‡	2.45	32.945756	(21.92)	1.00
12/31/2021	433,512	11,565	0.00	19.736587	9.76		4.20	49.828851	14.12	0.30
12/31/2020	425,116	12,819	0.00	17.982012	13.83		4.20	43.662502	18.36	0.30
JNL/JPMorgan Managed Growth Fund - Class I
12/31/2024	827	26	0.00	31.551920	12.18		0.45	N/A	N/A	N/A
12/31/2023	842	30	0.00	28.126891	19.90		0.45	N/A	N/A	N/A
12/31/2022	724	31	0.00	23.458227	(21.26)		0.45	N/A	N/A	N/A
12/31/2021	782	26	0.00	29.793113	14.30		0.45	29.793113	14.30	0.45
12/31/2020	364	14	0.00	26.064610	18.50		0.45	26.064610	18.50	0.45
JNL/JPMorgan Managed Moderate Fund - Class A
12/31/2024	146,971	7,290	0.00	16.570742	4.52		2.45	22.222200	6.06	1.00
12/31/2023	165,501	8,669	0.00	15.854040	9.43		2.45	20.953218	11.02	1.00
12/31/2022	172,701	9,995	0.00	14.487998	(18.53	)‡	2.45	18.872918	(7.29)	1.00
12/31/2021	235,900	11,236	0.00	13.146773	2.37		4.20	25.763040	6.44	0.30
12/31/2020	248,561	12,450	0.00	12.842540	7.70		4.20	24.204181	11.99	0.30
JNL/JPMorgan Managed Moderate Fund - Class I
12/31/2024	59	3	0.00	20.363244	6.92		0.45	N/A	N/A	N/A
12/31/2023	56	3	0.00	19.045848	12.02		0.45	N/A	N/A	N/A
12/31/2022	51	3	0.00	17.002533	(16.63)		0.45	N/A	N/A	N/A
12/31/2021	62	3	0.00	20.394752	6.57		0.45	20.394752	6.57	0.45
12/31/2020	—	—	0.00	19.136696	12.20		0.45	19.136696	12.20	0.45
JNL/JPMorgan Managed Moderate Growth Fund - Class A
12/31/2024	293,711	9,696	0.00	23.704475	7.13	‡	2.40	35.869544	8.80	0.85
12/31/2023	312,823	11,165	0.00	21.844900	13.25		2.45	32.967426	7.17 ‡	0.85
12/31/2022	305,297	12,468	0.00	19.288951	(20.90	)‡	2.45	27.605306	(8.38)	1.00
12/31/2021	422,084	13,770	0.00	11.817307	4.92		5.50	40.620500	10.52	0.30
12/31/2020	438,080	15,623	0.00	11.263468	9.32		5.50	36.754770	15.15	0.30
JNL/JPMorgan Managed Moderate Growth Fund - Class I
12/31/2024	—	—	0.00	39.728646	9.33		0.65	25.976648	9.55	0.45
12/31/2023	52	1	0.00	36.338871	15.61		0.65	23.712543	15.84 ‡	0.45
12/31/2022	106	4	0.00	31.431584	(19.22)		0.65	33.436590	(19.02)	0.40
12/31/2021	1,147	29	0.00	38.911015	10.45		0.65	41.290099	8.69 ‡	0.40
12/31/2020	121	4	0.00	35.230059	15.14		0.65	22.851756	15.37	0.45
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2024	220,856	2,094	0.00	80.742220	11.51		2.30	159.641147	14.12	0.00
12/31/2023	211,080	2,258	0.00	72.407911	20.42		2.30	139.889358	23.21	0.00
12/31/2022	177,405	2,304	0.00	60.131207	(28.73	)‡	2.30	113.538352	(27.08)	0.00
12/31/2021	253,742	2,367	0.00	71.530256	7.83		2.92	155.699928	11.03	0.00
12/31/2020	225,928	2,319	0.00	66.333609	43.71		2.92	140.233052	47.97	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2024	3,374	22	0.00	139.517168	13.72	0.65	150.249150	14.00	0.40
12/31/2023	2,834	21	0.00	122.688157	22.79	0.65	131.793911	23.09	0.40
12/31/2022	2,016	18	0.00	99.918812	(27.34)	0.65	107.067346	(27.16)	0.40
12/31/2021	2,376	16	0.00	137.512573	10.63	0.65	146.983794	5.99 ‡	0.40
12/31/2020	1,475	10	0.00	124.296005	47.47	0.65	144.698310	47.77	0.45
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
12/31/2024+	1,133	110	0.00	10.264101	3.37 ‡	1.80	10.279952	3.53 ‡	1.00
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
12/31/2024+	—	—	0.00	N/A	N/A	N/A	N/A	N/A	N/A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2024	67,417	3,377	0.00	15.149070	(1.16)	2.30	29.951433	1.15	0.00
12/31/2023	67,153	3,363	0.00	15.326910	1.80	2.30	29.610309	4.16	0.00
12/31/2022	63,715	3,280	0.00	15.056152	(13.66)‡	2.30	28.427711	(11.66)	0.00
12/31/2021	81,615	3,651	0.00	11.089469	(5.98)	4.00	32.180176	(2.14)	0.00
12/31/2020	94,877	4,105	0.00	11.794925	2.76	4.00	32.885191	6.95	0.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2024	2,175	75	0.00	26.356408	0.71	0.65	28.383812	0.96	0.40
12/31/2023	1,886	67	0.00	26.171789	3.83	0.65	28.114179	4.09	0.40
12/31/2022	1,345	50	0.00	25.205750	(11.96)	0.65	27.009014	(11.74)	0.40
12/31/2021	1,417	46	0.00	28.629044	(2.47)	0.65	30.600813	(2.22)	0.40
12/31/2020	1,590	50	0.00	29.352867	6.52	0.65	31.296211	6.21 ‡	0.40
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2024	84,862	4,033	0.00	17.927972	12.10	2.30	27.098339	14.72	0.00
12/31/2023	82,575	4,456	0.00	15.993072	6.53	2.30	23.621181	9.00	0.00
12/31/2022	87,574	5,091	0.00	15.012247	(5.16)‡	2.30	21.669867	(2.96)	0.00
12/31/2021	96,692	5,380	0.00	15.226687	24.14	2.56	22.330082	27.36	0.00
12/31/2020	51,038	3,589	0.00	12.265277	(6.22)	2.56	17.532483	29.75 ‡	0.00
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2024	1,016	39	0.00	24.076202	14.05	0.90	26.336954	14.63	0.40
12/31/2023	825	37	0.00	21.111129	8.36	0.90	22.975365	8.89	0.40
12/31/2022	776	37	0.00	19.482248	(1.89)‡	0.90	21.100108	(3.04)	0.40
12/31/2021	652	30	0.00	20.961859	26.93	0.65	21.760702	21.43 ‡	0.40
12/31/2020	75	4	0.00	16.514278	(4.20)	0.65	17.819580	(4.01)	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A - October 21, 2024; JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Lazard International Quality Growth Fund - Class A
12/31/2024	8,695	539	3.00	14.638023	(1.46)		2.05	18.598118	0.59	0.00
12/31/2023	8,676	534	1.25	14.854872	14.15		2.05	18.488215	16.51	0.00
12/31/2022	7,236	511	2.59	13.013146	(18.77)		2.05	15.868423	(17.09)	0.00
12/31/2021	7,599	438	0.43	16.019342	(1.47	)‡	2.05	19.138599	6.42	0.00
12/31/2020	5,278	320	0.55	15.423895	6.29	‡	2.00	17.984244	13.03	0.00
JNL/Lazard International Quality Growth Fund - Class I
12/31/2024	102	6	3.36	17.722451	0.27		0.65	18.136615	0.53	0.40
12/31/2023	59	3	2.05	17.674018	16.07		0.65	18.041616	16.36 ‡	0.40
12/31/2022	34	2	2.74	15.227297	(17.38)		0.65	14.417163	(17.22)	0.45
12/31/2021	46	2	0.74	18.431108	6.03		0.65	18.721107	6.04 ‡	0.40
12/31/2020	18	1	1.50	17.382691	33.56	‡	0.65	16.392357	12.89	0.45
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2024	31,955	1,727	0.04	17.677798	19.83		2.15	20.278357	22.45	0.00
12/31/2023	30,389	1,982	0.05	14.751982	33.52		2.15	16.560304	36.41	0.00
12/31/2022	21,556	1,893	0.00	11.048500	(27.81)		2.15	12.139823	(26.25)	0.00
12/31/2021	30,787	1,965	0.00	15.305682	3.37		2.15	16.460787	5.61	0.00
12/31/2020	31,424	2,088	0.31	14.807335	44.25	‡	2.15	15.586240	34.85	0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2024	83	4	0.19	19.829690	21.95		0.65	20.084674	22.19	0.45
12/31/2023	307	19	0.73	16.260952	35.96		0.65	16.436964	36.23	0.45
12/31/2022	58	5	0.02	11.960030	(26.45)		0.65	12.065421	(26.30)	0.45
12/31/2021	83	5	0.00	16.261097	(0.44	)‡	0.65	16.399316	3.93 ‡	0.40
12/31/2020+	7	0	0.32	15.540390	46.24	‡	0.45	15.540390	46.24 ‡	0.45
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2024	25,305	2,434	6.62	9.841729	2.33	‡	2.45	11.037571	5.10	0.00
12/31/2023	20,943	2,088	3.26	9.740099	2.35	‡	2.05	10.502083	5.38	0.00
12/31/2022	16,027	1,662	0.58	9.446406	(6.82)		2.00	9.965600	(4.95)	0.00
12/31/2021	14,362	1,399	0.35	10.138265	(1.66)		2.00	10.484276	0.33	0.00
12/31/2020+	5,906	570	0.00	10.309261	1.88	‡	2.00	10.449999	4.50 ‡	0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2024	794	73	6.71	10.848426	4.66		0.65	10.975951	4.92	0.40
12/31/2023	686	66	3.76	10.365315	5.02		0.65	10.460832	5.28	0.40
12/31/2022	416	42	0.99	9.870001	(5.34)		0.65	9.936153	(5.11)	0.40
12/31/2021	247	24	0.39	10.427324	0.03		0.65	10.471091	0.06 ‡	0.40
12/31/2020+	47	5	0.00	10.423966	3.66	‡	0.65	10.423966	3.66 ‡	0.65
JNL/Mellon Bond Index Fund - Class A
12/31/2024	82,539	6,061	0.00	10.700087	(1.70)		2.40	18.556101	0.70	0.00
12/31/2023	82,090	6,000	0.00	10.885442	2.46		2.40	18.427465	4.95	0.00
12/31/2022	83,516	6,323	0.00	10.623656	(15.58	)‡	2.40	17.559157	(13.54)	0.00
12/31/2021	106,431	6,879	0.00	9.474958	(5.84)		3.82	20.308800	(2.17)	0.00
12/31/2020	98,863	6,161	0.00	10.062159	3.04		3.82	20.759044	7.05	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Bond Index Fund - Class I
12/31/2024	1,291	72	0.00	16.862835	0.34	0.65	17.859504	0.59		0.40
12/31/2023	838	46	0.00	16.806038	4.56	0.65	17.754666	4.82		0.40
12/31/2022	951	55	0.00	16.073078	(13.82)	0.65	16.938049	(13.60)		0.40
12/31/2021	1,135	57	0.00	18.650164	(2.42)	0.65	19.604878	0.41	‡	0.40
12/31/2020	328	17	0.00	19.113097	1.85 ‡	0.65	21.306045	6.78		0.45
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2024	56,547	2,895	0.00	15.362323	35.21	2.30	27.616247	38.37		0.00
12/31/2023	42,958	3,012	0.00	11.362221	50.19	2.30	19.958581	53.66	‡	0.00
12/31/2022	14,544	1,538	0.00	7.565343	(42.66)‡	2.30	12.391783	(41.45)		0.20
12/31/2021	24,810	1,522	0.00	6.417237	9.45	5.50	22.137435	15.64		0.00
12/31/2020	18,434	1,299	0.00	5.863344	18.56	5.50	19.144175	25.26		0.00
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2024	496	19	0.00	24.901692	37.95	0.65	28.448085	38.23		0.45
12/31/2023	318	16	0.00	18.050823	53.23	0.65	20.580119	53.54		0.45
12/31/2022	98	8	0.00	11.779856	(41.51)	0.65	13.403693	(41.39)		0.45
12/31/2021	154	7	0.00	20.139619	15.23	0.65	21.305256	9.46	‡	0.40
12/31/2020	36	2	0.00	17.478204	20.96 ‡	0.65	19.808141	25.16		0.45
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2024	119,637	1,787	0.00	55.061456	22.03	2.15	95.298962	24.70		0.00
12/31/2023	118,588	2,183	0.00	45.120539	35.65 ‡	2.15	76.423232	38.59		0.00
12/31/2022	81,894	2,061	0.00	32.115601	(37.39)‡	2.30	55.143271	(35.94)		0.00
12/31/2021	148,282	2,359	0.00	38.345755	18.21	3.60	86.076755	22.54		0.00
12/31/2020	128,523	2,482	0.00	32.437901	41.82	3.60	70.243842	47.01		0.00
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2024	325	3	0.00	85.877421	24.34	0.65	91.532259	24.65	‡	0.40
12/31/2023	363	5	0.00	69.067272	38.17	0.65	78.727442	38.44		0.45
12/31/2022	201	4	0.00	49.988698	(36.13)	0.65	56.866789	(36.01)		0.45
12/31/2021	755	9	0.00	78.271497	22.17	0.65	82.801969	21.00	‡	0.40
12/31/2020	313	4	0.00	64.070306	46.60	0.65	72.594608	46.90		0.45
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2024	24,220	1,534	0.00	14.674262	10.81	2.40	17.469670	13.52		0.00
12/31/2023	22,417	1,590	0.00	13.242996	(0.75)	2.40	15.389713	1.65		0.00
12/31/2022	27,649	1,967	0.00	13.343351	(5.49)	2.40	15.139725	(3.20)		0.00
12/31/2021	15,555	1,054	0.00	14.117899	13.53	2.40	15.639726	16.28		0.00
12/31/2020	12,247	953	0.00	12.435896	7.81	2.40	13.449753	10.43		0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2024	173	11	0.00	17.073793	13.13	0.65	17.324147	13.35	‡	0.45
12/31/2023	157	12	0.00	15.092719	1.35	0.65	15.331066	1.61		0.40
12/31/2022	220	16	0.00	14.891324	(3.47)	0.65	15.088819	(3.22)		0.40
12/31/2021	42	4	0.00	15.425868	15.95	0.65	15.591505	16.24		0.40
12/31/2020	117	10	0.00	13.304195	13.50 ‡	0.65	13.413484	1.10	‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Dow Index Fund - Class A
12/31/2024	81,732	2,195	0.00	29.732738	11.66		2.25	52.789985	14.21	0.00
12/31/2023	77,768	2,363	0.00	26.628028	12.87		2.25	46.219983	15.43	0.00
12/31/2022	68,916	2,391	0.00	23.591094	(9.52	)‡	2.25	40.039979	(7.46)	0.00
12/31/2021	73,697	2,330	0.00	24.869783	17.24		2.46	43.269993	20.16	0.00
12/31/2020	55,506	2,089	0.00	21.212520	6.31		2.46	36.009998	8.96	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2024	952	19	0.00	47.050899	13.88		0.65	50.149763	14.16	0.40
12/31/2023	709	16	0.00	41.317065	15.09		0.65	43.927725	15.38	0.40
12/31/2022	931	24	0.00	35.900228	(7.75)		0.65	38.073534	(7.52)	0.40
12/31/2021	1,079	26	0.00	38.915262	19.81		0.65	41.168307	20.11	0.40
12/31/2020	656	19	0.00	32.481875	30.23	‡	0.65	34.276642	7.25 ‡	0.40
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2024	60,647	5,536	0.00	9.710075	3.15		2.30	13.198232	5.56	0.00
12/31/2023	66,824	6,360	0.00	9.413817	6.79		2.30	12.502984	9.26	0.00
12/31/2022	64,219	6,587	0.00	8.815440	(20.80	)‡	2.30	11.443020	(18.97)	0.00
12/31/2021	83,651	6,855	0.00	10.949428	(5.85)		2.46	14.121417	(3.50)	0.00
12/31/2020	83,321	6,504	3.28	11.629725	14.26		2.46	14.634288	17.10	0.00
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2024	638	49	0.00	12.547434	5.22		0.65	12.973099	5.49	0.40
12/31/2023	667	54	0.00	11.924499	8.92		0.65	12.298067	9.19	0.40
12/31/2022	535	47	0.00	10.948090	(19.15	)‡	0.65	11.262979	(18.95)	0.40
12/31/2021	781	56	0.00	13.195632	(4.04)		0.90	13.896183	(3.56)	0.40
12/31/2020	363	25	3.94	13.751313	16.50		0.90	14.409125	17.08 ‡	0.40
JNL/Mellon Energy Sector Fund - Class A
12/31/2024	135,695	3,025	0.00	34.396831	3.38		2.45	64.254493	5.96	0.00
12/31/2023	147,036	3,435	0.00	33.271111	(3.63)		2.45	60.640477	(1.24)	0.00
12/31/2022	194,899	4,431	0.00	34.523696	57.45	‡	2.45	61.403993	61.35	0.00
12/31/2021	102,806	3,733	0.00	11.031990	46.41		5.50	38.057206	54.69	0.00
12/31/2020	70,924	3,939	0.00	7.534950	(37.28)		5.50	24.602344	(33.73)	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2024	3,735	57	0.00	57.924624	5.63		0.65	61.738410	5.90	0.40
12/31/2023	4,427	71	0.00	54.836420	(1.52)		0.65	58.300136	(1.28)	0.40
12/31/2022	800	13	0.00	55.685358	60.84		0.65	59.055204	61.24	0.40
12/31/2021	375	10	0.00	34.622432	54.18	‡	0.65	36.626195	21.02 ‡	0.40
12/31/2020	83	3	0.00	25.447723	(33.78)		0.45	25.447723	(33.78)	0.45
JNL/Mellon Financial Sector Fund - Class A
12/31/2024	130,507	4,574	0.00	23.684636	27.58	‡	2.15	40.989771	30.37	0.00
12/31/2023	113,577	5,136	0.00	17.251807	12.62		2.45	31.441941	15.41	0.00
12/31/2022	114,171	5,867	0.00	15.318163	(15.00	)‡	2.45	27.244191	(12.89)	0.00
12/31/2021	139,413	6,147	0.00	9.066611	22.42		5.50	31.277343	29.34	0.00
12/31/2020	100,483	5,680	0.00	7.406296	(7.92)		5.50	24.182328	(2.72)	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Financial Sector Fund - Class I
12/31/2024	598	15	0.00	36.964565	29.97		0.65	39.398021	30.30	0.40
12/31/2023	478	16	0.00	28.441217	15.05		0.65	30.237451	15.33	0.40
12/31/2022	433	16	0.00	24.721284	(13.13)		0.65	26.217145	(12.91)	0.40
12/31/2021	487	16	0.00	28.457757	28.94		0.65	30.104513	22.94 ‡	0.40
12/31/2020	93	4	0.00	22.069865	(3.00)		0.65	25.009996	(2.81)	0.45
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2024	273,216	5,515	0.00	39.461580	(0.31	)‡	2.30	70.927436	2.02	0.00
12/31/2023	291,733	5,941	0.00	38.157427	(0.87)		2.45	69.523096	1.58	0.00
12/31/2022	321,826	6,561	0.00	38.492926	(8.03	)‡	2.45	68.441606	(5.76)	0.00
12/31/2021	380,107	7,201	0.00	32.169433	15.92		3.62	72.622386	20.20	0.00
12/31/2020	320,566	7,213	0.00	27.750413	13.34		3.62	60.419152	17.52	0.00
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2024	938	14	0.00	63.878937	1.72		0.65	68.085180	1.97	0.40
12/31/2023	977	14	0.00	62.801509	1.28		0.65	66.768750	1.54	0.40
12/31/2022	1,076	16	0.00	62.005127	(6.04	)‡	0.65	65.757887	(5.80)	0.40
12/31/2021	805	11	0.00	62.375409	19.53		0.90	69.808158	14.73 ‡	0.40
12/31/2020	556	9	0.00	52.185899	16.86		0.90	62.407410	17.39	0.45
JNL/Mellon Industrials Sector Fund - Class A
12/31/2024	17,839	951	0.00	17.882603	13.42	‡	2.00	20.679901	15.72 ‡	0.00
12/31/2023	14,101	859	0.00	15.717576	17.66		2.05	17.265619	19.44	0.55
12/31/2022	11,651	841	0.00	13.358117	(10.56)		2.05	14.455755	(9.21)	0.55
12/31/2021	17,694	1,150	0.00	14.935116	18.47		2.05	16.300228	20.92	0.00
12/31/2020	7,029	546	0.00	12.607074	11.26		2.05	13.480000	13.56	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2024	245	12	0.00	20.231286	15.40		0.65	20.602279	15.69	0.40
12/31/2023	206	12	0.00	17.531455	19.74		0.65	17.808269	20.05	0.40
12/31/2022	187	13	0.00	14.640713	(8.94)		0.65	14.834263	(8.71)	0.40
12/31/2021	66	4	0.00	16.077653	4.20	‡	0.65	16.250166	17.09 ‡	0.40
12/31/2020	37	3	0.00	13.421361	13.37		0.45	13.421361	13.37	0.45
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2024	641,375	9,966	0.00	47.881122	31.78		2.60	92.946972	35.27	0.00
12/31/2023	505,944	10,507	0.00	36.335397	54.14		2.60	68.714211	58.19	0.00
12/31/2022	327,781	10,638	0.00	23.572555	(33.73	)‡	2.60	43.436936	(31.99)	0.00
12/31/2021	539,416	11,725	0.00	31.804983	29.14		3.10	63.864657	33.21	0.00
12/31/2020	430,133	12,301	0.00	24.627810	40.69		3.10	47.943257	45.12	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2024	3,200	35	0.00	78.613931	34.51	‡	0.90	89.308837	35.18	0.40
12/31/2023	2,167	32	0.00	62.139111	57.77		0.65	66.064446	58.16	0.40
12/31/2022	1,102	25	0.00	39.386807	(32.20	)‡	0.65	41.770531	(32.04)	0.40
12/31/2021	1,719	27	0.00	54.917053	32.49		0.90	61.459125	33.15	0.40
12/31/2020	1,099	23	0.00	41.450040	44.31		0.90	46.156833	2.02 ‡	0.40

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon International Index Fund - Class A
12/31/2024	163,044	6,765	0.00	18.274029	0.27		2.60	33.195674	2.92	0.00
12/31/2023	180,435	7,616	0.00	18.225169	14.21		2.60	32.252611	17.21	0.00
12/31/2022	169,689	8,283	0.23	15.957203	(16.40	)‡	2.60	27.516359	(14.20)	0.00
12/31/2021	204,349	8,436	0.00	14.960708	6.33		3.82	32.070520	10.47	0.00
12/31/2020	103,912	4,693	3.48	14.070049	3.66		3.82	29.030757	7.70	0.00
JNL/Mellon International Index Fund - Class I
12/31/2024	2,573	79	0.00	30.185883	2.59		0.65	31.970424	2.85	0.40
12/31/2023	2,584	81	0.00	29.424691	16.81		0.65	31.086002	17.10	0.40
12/31/2022	2,359	87	0.53	25.190036	(14.46)		0.65	26.545983	(14.25)	0.40
12/31/2021	2,860	91	0.00	29.449469	10.07		0.65	30.957417	10.35	0.40
12/31/2020	772	27	4.92	26.754471	18.88	‡	0.65	28.054200	7.59	0.40
JNL/Mellon Materials Sector Fund - Class A
12/31/2024	10,080	695	0.00	13.836969	(4.26	)‡	2.00	16.000159	(2.32)	0.00
12/31/2023	12,065	802	0.00	14.407232	11.92		2.05	16.380011	14.23	0.00
12/31/2022	11,952	895	0.00	12.873360	(13.70)		2.05	14.339994	(11.92)	0.00
12/31/2021	12,911	840	0.00	14.916729	25.78		2.05	16.280001	28.39	0.00
12/31/2020	4,959	409	0.00	11.858917	16.43		2.05	12.680000	18.84	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2024	169	11	0.00	15.633714	(2.67)		0.65	15.920354	(2.43)	0.40
12/31/2023	191	12	0.00	16.062643	13.85		0.65	16.316098	14.13	0.40
12/31/2022	245	17	0.00	14.108750	(12.14)		0.65	14.295711	(11.92)	0.40
12/31/2021	118	7	0.00	16.058216	8.15	‡	0.65	16.230499	25.89 ‡	0.40
12/31/2020	36	3	0.00	12.623502	18.74		0.45	12.623502	18.74	0.45
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2024	606,372	6,597	0.00	74.869023	22.11		2.40	121.704380	25.09	0.00
12/31/2023	515,573	6,932	0.00	61.313558	50.54		2.40	97.292847	54.19	0.00
12/31/2022	311,336	6,374	0.00	40.729046	(34.39	)‡	2.40	63.100625	(32.80)	0.00
12/31/2021	473,531	6,415	0.00	57.746837	23.17		2.82	93.904143	26.70	0.00
12/31/2020	386,476	6,549	0.00	46.882889	43.85		2.82	74.117943	47.96	0.00
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2024	5,069	49	0.00	106.580431	24.41		0.90	117.938335	25.03	0.40
12/31/2023	4,779	58	0.00	85.671215	1.22	‡	0.90	94.325524	54.10	0.40
12/31/2022	2,854	54	0.00	58.480590	(33.00)		0.65	61.209367	(32.84)	0.40
12/31/2021	3,978	49	0.00	87.290484	26.34		0.65	91.136020	19.21 ‡	0.40
12/31/2020	2,153	35	0.00	69.092452	47.48		0.65	59.043511	47.78	0.45
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2024	16,639	1,318	0.00	11.791501	1.96		2.30	13.939936	4.34	0.00
12/31/2023	16,847	1,374	0.00	11.565387	8.44		2.30	13.359955	10.96	0.00
12/31/2022	15,897	1,420	0.00	10.664823	(27.76	)‡	2.30	12.039959	(26.09)	0.00
12/31/2021	23,556	1,537	0.00	14.755086	35.57		2.32	16.289966	38.76	0.00
12/31/2020	12,834	1,146	0.00	10.883403	(7.49)		2.32	11.739939	(5.32)	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2024	371	28	0.00	13.583099	4.02		0.65	13.832011	4.29	0.40
12/31/2023	381	30	0.00	13.057694	10.66		0.65	13.263515	10.94	0.40
12/31/2022	380	33	0.00	11.799359	(26.30)		0.65	11.955510	(26.12)	0.40
12/31/2021	963	60	0.00	16.009855	38.35		0.65	16.181346	34.35 ‡	0.40
12/31/2020	203	18	0.00	11.571717	(7.43	)‡	0.65	11.647550	(5.49)	0.45
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2024	273,848	4,940	0.00	42.043715	10.41		2.60	76.391930	13.34	0.00
12/31/2023	263,064	5,315	0.00	38.079367	12.85		2.60	67.403375	15.81	0.00
12/31/2022	238,826	5,520	0.00	33.744407	(15.76	)‡	2.60	58.201321	(13.54)	0.00
12/31/2021	296,203	5,835	0.00	31.403894	19.48		3.82	67.317956	24.13	0.00
12/31/2020	246,217	5,950	0.00	26.283557	8.75		3.82	54.230135	12.99	0.00
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2024	3,363	46	0.00	69.198817	12.93		0.65	73.289129	13.21	0.40
12/31/2023	2,859	44	0.00	61.278452	15.37	‡	0.65	64.737708	15.65	0.40
12/31/2022	2,433	43	0.00	50.402838	(14.04)		0.90	55.975247	(13.61)	0.40
12/31/2021	3,726	58	0.00	58.638404	3.35	‡	0.90	64.797411	24.04	0.40
12/31/2020	1,719	33	0.00	49.818196	18.92	‡	0.65	52.237977	12.89	0.40
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2024	1,343,423	26,209	0.00	38.736911	21.18		2.60	70.383961	24.39	0.00
12/31/2023	1,121,778	26,930	0.00	31.966127	22.46		2.60	56.582887	25.67	0.00
12/31/2022	905,280	26,985	0.00	26.104145	(20.62	)‡	2.60	45.023925	(18.53)	0.00
12/31/2021	1,125,570	26,960	0.00	18.425364	21.23		5.50	55.264909	28.09	0.00
12/31/2020	890,048	27,005	0.00	15.198096	11.48		5.50	43.145413	17.78	0.00
JNL/Mellon Small Cap Index Fund - Class A
12/31/2024	197,249	4,486	0.00	33.454153	5.24		2.60	60.785539	8.03	0.00
12/31/2023	194,527	4,718	0.00	31.788060	12.61		2.60	56.267830	15.57	0.00
12/31/2022	175,541	4,855	0.00	28.228618	(18.78	)‡	2.60	48.688381	(16.64)	0.00
12/31/2021	228,896	5,200	0.00	27.247027	21.39		3.82	58.408930	26.12	0.00
12/31/2020	180,303	5,111	0.00	22.445134	6.66		3.82	46.311776	10.81	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2024	2,683	45	0.00	52.008337	7.36		0.90	58.338087	7.90	0.40
12/31/2023	2,406	44	0.00	48.442757	14.89		0.90	54.066025	15.46	0.40
12/31/2022	2,099	44	0.00	42.166016	(17.12)		0.90	46.826564	(16.71)	0.40
12/31/2021	2,473	43	0.00	50.877948	25.34		0.90	56.220314	25.97	0.40
12/31/2020	1,344	30	0.00	40.591482	10.17		0.90	44.630061	10.72	0.40
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2024	451,489	20,350	0.00	20.838560	20.51		2.30	24.580000	23.33	0.00
12/31/2023	433,180	23,744	0.00	17.291702	22.97		2.30	19.930000	25.82	0.00
12/31/2022	382,430	25,996	0.00	14.061994	(21.74	)‡	2.30	15.840000	(19.92)	0.00
12/31/2021	538,083	28,865	0.00	17.951126	22.49		2.31	19.780000	25.35	0.00
12/31/2020	82,764	5,484	0.00	14.655642	17.44		2.31	15.780000	20.18	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2024	2,149	88	0.00	24.037871	22.96	0.65	24.478251	23.27	0.40
12/31/2023	1,958	99	0.00	19.548808	25.32	0.65	19.856963	25.63	0.40
12/31/2022	1,740	111	0.00	15.599381	(20.17)	0.65	15.805825	(19.97)	0.40
12/31/2021	1,982	101	0.00	19.540751	24.81	0.65	19.750061	10.89 ‡	0.40
12/31/2020	105	7	0.00	15.656079	19.85	0.65	15.727146	20.09	0.45
JNL/Mellon Utilities Sector Fund - Class A
12/31/2024	38,426	1,731	0.00	20.485537	23.13	2.05	26.027116	25.69	0.00
12/31/2023	25,371	1,418	0.00	16.637200	(9.58)	2.05	20.707195	(7.71)	0.00
12/31/2022	35,500	1,809	0.00	18.400370	(1.24)‡	2.05	22.436772	0.80	0.00
12/31/2021	19,702	995	0.00	18.453726	14.28	2.16	22.257739	16.77	0.00
12/31/2020	16,128	939	0.00	16.148431	(3.17)	2.16	19.061000	(1.05)	0.00
JNL/Mellon Utilities Sector Fund - Class I
12/31/2024	319	13	0.00	24.906790	25.32	0.65	25.489425	25.64	0.40
12/31/2023	281	15	0.00	19.874282	(7.97)	0.65	20.288125	(7.74)	0.40
12/31/2022	374	18	0.00	21.596100	0.56	0.65	21.990944	0.81	0.40
12/31/2021	125	6	0.00	21.474980	16.35	0.65	21.813255	25.01 ‡	0.40
12/31/2020	89	5	0.00	18.457167	1.78 ‡	0.65	16.761019	(1.12)	0.45
JNL/Mellon World Index Fund - Class A
12/31/2024	18,771	467	0.00	33.228535	15.69	2.00	55.349578	18.04	0.00
12/31/2023	16,223	464	0.00	28.721887	20.91	2.00	46.890234	23.34	0.00
12/31/2022	13,251	463	0.00	23.755709	(19.66)	2.00	38.016740	(18.05)	0.00
12/31/2021	13,763	396	1.35	29.570778	18.77	2.00	46.388240	21.17	0.00
12/31/2020	9,910	341	2.00	24.896627	13.32	2.00	38.282437	15.61	0.00
JNL/Mellon World Index Fund - Class I
12/31/2024	621	12	0.00	49.381894	17.68	0.65	52.634600	17.98	0.40
12/31/2023	424	9	0.00	41.963110	22.99	0.65	44.614832	23.30	0.40
12/31/2022	343	9	0.00	34.119207	(18.29)	0.65	36.184981	(18.09)	0.40
12/31/2021	667	15	2.82	41.757642	7.91 ‡	0.65	44.175661	2.94 ‡	0.40
12/31/2020	150	4	3.20	38.203911	15.50	0.45	38.203911	15.50	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2024	153,452	4,043	0.00	31.156865	11.08	2.45	50.464208	13.85	0.00
12/31/2023	147,874	4,382	0.00	28.049092	9.63	2.45	44.326008	12.36	0.00
12/31/2022	141,577	4,645	0.00	25.585345	(11.21)‡	2.45	39.449413	(9.01)	0.00
12/31/2021	168,543	4,960	0.00	26.034510	26.60	3.06	43.355539	30.53 ‡	0.00
12/31/2020	131,353	4,988	0.00	20.564507	0.74	3.06	31.690165	3.56	0.30
JNL/MFS Mid Cap Value Fund - Class I
12/31/2024	1,310	26	0.00	46.543467	13.45	0.65	48.889993	13.74	0.40
12/31/2023	1,040	24	0.00	41.025529	11.95	0.65	42.985707	12.22	0.40
12/31/2022	908	23	0.00	36.647763	(9.35)	0.65	38.303212	(9.12)	0.40
12/31/2021	703	16	0.00	40.425558	30.08	0.65	42.146322	22.79 ‡	0.40
12/31/2020	218	7	0.00	31.077076	3.45	0.65	33.683573	3.66	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2024	1,444	110	0.00	12.930882	19.60		1.25	13.540027	21.11		0.00
12/31/2023	1,309	120	0.00	10.812086	39.59		1.25	11.180017	41.34		0.00
12/31/2022	312	40	0.00	7.745653	(35.28)		1.25	7.910008	(34.47)		0.00
12/31/2021+	390	33	0.00	11.967525	19.68	‡	1.25	12.070002	20.70	‡	0.00
JNL/Morningstar SMID Moat Focus Index Fund - Class A
12/31/2024+	23	2	0.00	10.659132	(2.55	)‡	1.40	10.687875	(2.47	)‡	1.00
JNL/Morningstar SMID Moat Focus Index Fund - Class I
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A		N/A
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2024	36,919	1,521	0.00	23.059633	17.98		2.05	26.995808	20.44		0.00
12/31/2023	26,124	1,274	0.00	19.545091	23.36		2.05	22.414519	25.91		0.00
12/31/2022	17,264	1,048	0.00	15.844076	(21.61	)‡	2.05	17.802475	(19.99)		0.00
12/31/2021	21,346	1,023	0.00	20.098422	27.82		2.17	22.250543	30.63		0.00
12/31/2020	13,222	815	0.00	15.723810	17.93		2.17	17.033815	20.52	‡	0.00
JNL/Morningstar U.S. Sustainability Index Fund - Class I
12/31/2024	923	35	0.00	26.306407	20.02		0.65	26.749679	20.26		0.45
12/31/2023	846	38	0.00	21.918283	25.60		0.65	22.242863	25.85		0.45
12/31/2022	729	41	0.00	17.450763	(20.23)		0.65	17.673938	(20.07)		0.45
12/31/2021	796	36	0.00	21.875630	6.77	‡	0.65	22.120822	27.38	‡	0.40
12/31/2020	255	15	0.00	16.943844	20.38		0.45	16.943844	20.38		0.45
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2024	47,822	2,352	0.78	19.112907	7.98		2.30	22.136145	10.51		0.00
12/31/2023	42,724	2,294	0.88	17.700269	28.50		2.30	20.031350	31.48		0.00
12/31/2022	19,352	1,346	1.33	13.774161	(15.75)		2.30	15.234872	(13.80)		0.00
12/31/2021	20,819	1,231	1.31	16.349637	21.07		2.30	17.673314	23.89		0.00
12/31/2020	13,591	983	1.40	13.503929	11.57		2.30	14.265101	14.17		0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2024	651	30	1.33	21.657889	10.23		0.65	22.013738	10.50	‡	0.40
12/31/2023	410	21	0.70	19.648393	30.93		0.65	19.860819	31.19		0.45
12/31/2022	224	15	2.23	15.006960	(14.08)		0.65	15.138967	(13.91)		0.45
12/31/2021	116	7	0.88	17.466380	23.50		0.65	17.620718	17.51	‡	0.40
12/31/2020	172	12	2.58	14.142483	18.46	‡	0.65	14.210003	13.92		0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021; JNL/Morningstar SMID Moat Focus Index Fund - Class A - October 21, 2024; JNL/Morningstar SMID Moat Focus Index Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2024	2,941	308	0.00	9.223922	4.94	1.25	10.540652	6.27		0.00
12/31/2023	3,131	346	0.00	8.789504	(6.90)	1.25	9.918761	(5.73)		0.00
12/31/2022	4,081	421	0.00	9.440848	20.05	1.25	10.521803	21.55		0.00
12/31/2021	2,113	261	0.00	7.864280	28.14	1.25	8.656145	29.76		0.00
12/31/2020	1,003	161	0.00	6.137098	(4.83)	1.25	6.671117	(3.63)		0.00
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
12/31/2024	2,358	185	0.00	12.677548	23.30	1.25	13.109961	24.86		0.00
12/31/2023	1,352	131	0.00	10.282065	11.62	1.25	10.500003	13.02	‡	0.00
12/31/2022+	714	77	0.00	9.211295	(7.89)‡	1.25	9.236279	(1.50	)‡	0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2024	49,262	3,875	0.00	11.015538	3.09	2.40	14.932577	5.61		0.00
12/31/2023	47,454	3,895	0.00	10.685119	7.19	2.40	14.139290	9.78		0.00
12/31/2022	45,392	4,043	0.00	9.968770	(12.93)	2.40	12.879353	(10.82)		0.00
12/31/2021	50,929	4,016	0.00	11.449662	0.22	2.40	14.442605	2.65		0.00
12/31/2020	45,063	3,609	0.00	11.424764	4.47	2.40	14.069298	7.01		0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2024	502	34	0.00	14.225662	5.30	0.65	14.683354	5.56	‡	0.40
12/31/2023	365	26	0.00	13.510058	9.35	0.65	14.169736	9.57		0.45
12/31/2022	319	25	0.00	12.354697	(11.17)	0.65	12.932181	(10.99)		0.45
12/31/2021	257	18	0.00	13.907755	2.37	0.65	14.248062	2.60	‡	0.40
12/31/2020	169	12	0.00	13.586096	6.61	0.65	14.164429	6.82		0.45
JNL/Newton Equity Income Fund - Class A
12/31/2024	108,935	2,743	0.00	35.007394	14.36	2.30	47.106535	17.04		0.00
12/31/2023	89,231	2,594	0.00	30.611155	7.86	2.30	40.248554	10.37		0.00
12/31/2022	84,740	2,686	0.00	28.379862	1.45	2.30	36.468221	3.80		0.00
12/31/2021	36,777	1,187	0.00	27.975221	29.75	2.30	35.133154	32.77		0.00
12/31/2020	19,371	814	0.00	21.561335	0.12	2.30	26.462238	2.45		0.00
JNL/Newton Equity Income Fund - Class I
12/31/2024	3,258	77	0.00	43.217176	(6.71)‡	0.90	45.742664	16.96		0.40
12/31/2023	2,886	81	0.00	38.258838	9.96	0.65	39.109080	10.23		0.40
12/31/2022	1,915	60	0.00	34.794325	3.44	0.65	35.478988	3.70		0.40
12/31/2021	815	25	0.00	33.637333	32.31	0.65	34.213815	22.59	‡	0.40
12/31/2020	158	7	0.00	25.422627	26.54 ‡	0.65	20.356124	2.30		0.45
JNL/PIMCO Income Fund - Class A
12/31/2024	58,409	5,308	0.00	10.436376	2.59	2.05	12.114468	4.73		0.00
12/31/2023	50,014	4,695	0.00	10.172776	6.22	2.05	11.567559	8.41		0.00
12/31/2022	45,665	4,584	0.00	9.577128	(9.95)‡	2.05	10.669811	(8.09)		0.00
12/31/2021	52,971	4,824	0.00	10.515114	(0.34)	2.32	11.608837	1.99		0.00
12/31/2020	47,822	4,388	0.00	10.551466	2.54	2.32	11.381819	4.95		0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Gold Plus Strategy Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Income Fund - Class I
12/31/2024	2,435	204	0.00	11.604447	4.05		0.90	12.033940	4.57	0.40
12/31/2023	1,153	101	0.00	11.153246	7.79		0.90	11.508041	8.33	0.40
12/31/2022	1,023	97	0.00	10.347260	(8.56)		0.90	10.623234	(8.10)	0.40
12/31/2021	815	71	0.00	11.315577	0.52	‡	0.90	11.559581	1.06 ‡	0.40
12/31/2020	514	45	0.00	11.258725	4.62		0.65	11.332165	4.82	0.45
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2024	37,337	3,118	0.00	11.003070	0.71	‡	2.00	14.242555	2.75	0.00
12/31/2023	38,539	3,269	0.00	10.731843	5.45		2.15	13.860750	7.73	0.00
12/31/2022	36,077	3,251	0.00	10.177345	(18.35	)‡	2.15	12.865733	(16.58)	0.00
12/31/2021	48,680	3,609	0.00	12.256508	(3.88)		2.32	15.422687	(1.62)	0.00
12/31/2020	48,125	3,461	0.00	12.751228	7.99		2.32	15.677224	10.52	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2024	609	46	0.00	13.058764	2.12		0.90	12.970859	2.58	0.45
12/31/2023	543	42	0.00	12.788027	7.04		0.90	12.644620	7.52	0.45
12/31/2022	433	36	0.00	11.947500	(16.98)		0.90	11.760653	(16.61)	0.45
12/31/2021	485	33	0.00	14.391244	(0.96	)‡	0.90	15.005145	1.17 ‡	0.40
12/31/2020	230	16	0.00	15.058712	10.19		0.65	14.366772	10.41	0.45
JNL/PIMCO Real Return Fund - Class A
12/31/2024	72,514	4,952	0.00	12.195315	(0.39)		2.40	18.765106	2.04	0.00
12/31/2023	76,657	5,270	0.00	12.243585	1.50		2.40	18.390128	3.96	0.00
12/31/2022	82,461	5,815	0.00	12.062114	(13.87	)‡	2.40	17.689081	(11.79)	0.00
12/31/2021	113,158	6,941	0.00	12.957370	2.37		2.92	20.053055	5.40	0.00
12/31/2020	86,992	5,571	0.00	12.657977	8.25		2.92	19.025967	11.46	0.00
JNL/PIMCO Real Return Fund - Class I
12/31/2024	942	51	0.00	16.699510	1.50		0.90	18.269209	2.01	0.40
12/31/2023	945	53	0.00	16.453119	3.40		0.90	17.909414	3.91	0.40
12/31/2022	834	48	0.00	15.912784	(12.42)		0.90	17.235030	(11.99)	0.40
12/31/2021	702	36	0.00	18.170050	4.52	‡	0.90	19.581979	4.91 ‡	0.40
12/31/2020	196	10	0.00	17.942346	11.06		0.65	19.360297	11.28	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2024	85,736	3,274	0.00	18.746766	5.14		2.60	37.675895	7.93	0.00
12/31/2023	86,100	3,515	0.00	17.829694	9.94		2.60	34.908607	12.83	0.00
12/31/2022	83,745	3,806	0.00	16.216947	(13.98	)‡	2.60	30.939135	(11.72)	0.00
12/31/2021	112,040	4,448	0.00	16.896632	2.56		3.06	35.044699	5.75	0.00
12/31/2020	100,579	4,178	0.00	16.474488	1.94		3.06	33.139314	5.11	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2024	654	18	0.00	31.466315	(0.23	)‡	0.90	35.988211	7.87	0.40
12/31/2023	515	15	0.00	31.275368	12.37		0.65	33.362177	12.65	0.40
12/31/2022	506	17	0.00	27.832069	(12.01)		0.65	29.615195	(11.79)	0.40
12/31/2021	526	15	0.00	31.631527	5.41		0.65	33.574309	4.77 ‡	0.40
12/31/2020	416	12	0.00	30.008032	4.77		0.65	34.304835	4.98	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PPM America Investment Grade Credit Fund - Class A
12/31/2024+	19	2	0.00	10.312413	(2.35)	1.40	N/A	N/A	N/A
JNL/PPM America Investment Grade Credit Fund- Class I
12/31/2024+	13	1	0.00	10.408447	(2.06)	0.45	N/A	N/A	N/A
JNL/PPM America Total Return Fund - Class A
12/31/2024	46,211	2,724	0.00	14.501118	(0.27)	2.30	20.954699	2.06	0.00
12/31/2023	47,651	2,832	0.00	14.540623	4.25	2.30	20.532030	6.67	0.00
12/31/2022	45,820	2,863	0.00	13.947288	(16.02)‡	2.30	19.247773	(14.08)	0.00
12/31/2021	59,538	3,158	0.00	16.565564	(3.41)	2.32	22.401531	(1.15)	0.00
12/31/2020	60,879	3,156	0.00	17.151245	7.33	2.32	22.661634	9.85	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2024	397	29	0.00	19.528366	1.68	0.65	20.082617	1.93	0.40
12/31/2023	433	31	0.00	19.205941	6.25	0.65	19.701415	6.51 ‡	0.40
12/31/2022	366	29	0.00	18.076378	(14.33)	0.65	12.029693	(14.16)	0.45
12/31/2021	213	14	0.00	21.099507	0.64 ‡	0.65	21.536157	0.68 ‡	0.40
12/31/2020	129	9	0.00	14.198575	9.75	0.45	14.198575	9.75	0.45
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2024	23,866	982	0.00	20.966930	8.24	2.25	31.210132	10.72	0.00
12/31/2023	23,655	1,066	0.00	19.370490	14.64	2.25	28.188759	17.25	0.00
12/31/2022	23,091	1,201	0.00	16.896134	(15.93)‡	2.25	24.042394	(14.02)	0.00
12/31/2021	27,961	1,231	0.00	18.543057	26.64	2.80	27.963741	30.24	0.00
12/31/2020	22,640	1,283	0.00	14.641959	5.62	2.80	21.471042	8.62	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2024	333	11	0.00	29.091093	10.35	0.65	30.405870	10.63	0.40
12/31/2023	391	14	0.00	26.362818	16.88	0.65	27.485052	17.17	0.40
12/31/2022	342	14	0.00	22.555753	(14.26)	0.65	23.457257	(14.04)	0.40
12/31/2021	142	5	0.00	26.306441	10.45 ‡	0.65	27.289778	18.05 ‡	0.40
12/31/2020	142	7	0.00	21.806404	8.53	0.45	21.806404	8.53	0.45
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2024	162,451	4,600	0.00	27.352566	15.35	2.80	48.214531	18.64	0.00
12/31/2023	162,295	5,372	0.00	23.713402	8.98	2.80	40.639320	12.06 ‡	0.00
12/31/2022	166,673	6,090	0.00	21.760300	(10.55)‡	2.80	31.052746	(8.79)	0.85
12/31/2021	212,706	7,047	0.00	22.089697	22.21	3.36	39.426501	26.39	0.00
12/31/2020	197,667	8,155	0.00	18.075194	6.32	3.36	31.195250	9.95	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Investment Grade Credit Fund - Class A - October 21, 2024; JNL/PPM America Investment Grade Credit Fund- Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2024	396	9	0.00	44.291846	18.28		0.65	46.592039	18.58	‡	0.40
12/31/2023	84	2	0.00	37.446922	11.69		0.65	41.258374	11.92		0.45
12/31/2022	135	4	0.00	33.526807	(6.40	)‡	0.65	36.865724	(8.17)		0.45
12/31/2021	64	2	0.00	40.144178	26.19		0.45	38.193637	22.00	‡	0.40
12/31/2020	50	2	0.00	31.812375	9.78		0.45	31.812375	9.78		0.45
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2024	33,622	2,058	0.00	14.885447	9.28		2.05	18.529998	11.56		0.00
12/31/2023	31,601	2,131	0.00	13.621006	15.01		2.05	16.609981	17.39		0.00
12/31/2022	28,135	2,197	0.00	11.843326	(19.30)		2.05	14.149968	(17.64)		0.00
12/31/2021	34,782	2,208	0.00	14.676596	4.95	‡	2.05	17.180006	12.73		0.00
12/31/2020	27,222	1,918	0.00	13.333941	23.55	‡	2.00	15.240007	11.98		0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2024	304	17	0.00	17.735186	11.16		0.65	18.128357	11.44		0.40
12/31/2023	94	6	0.00	15.955070	17.00		0.65	16.267766	17.29		0.40
12/31/2022	80	6	0.00	13.637276	(17.96)		0.65	13.869848	(17.75)		0.40
12/31/2021	6	0	0.00	16.622129	12.34		0.65	17.132252	12.67	‡	0.35
12/31/2020+	6	0	0.00	14.796062	7.99	‡	0.65	14.796062	7.99	‡	0.65
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
12/31/2024+	2,217	224	0.00	9.875453	(0.24	)‡	1.80	9.890794	(0.09	)‡	1.00
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
12/31/2024+	20	2	0.00	9.911347	0.12	‡	0.45	N/A	N/A		N/A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2024	904,393	34,049	0.00	23.734317	9.74		2.30	30.773085	12.30		0.00
12/31/2023	809,114	33,778	0.00	21.628432	15.74		2.30	27.401582	18.43		0.00
12/31/2022	666,960	32,551	0.00	18.686534	(13.95	)‡	2.30	23.137651	(11.95)		0.00
12/31/2021	709,600	30,077	0.00	21.428330	15.03		2.46	26.277765	17.89		0.00
12/31/2020	524,878	25,895	0.00	18.628580	14.62		2.46	22.289270	17.48		0.00
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2024	9,107	311	0.00	28.559889	11.63		0.90	30.218994	12.20		0.40
12/31/2023	7,931	306	0.00	25.583632	17.72	‡	0.90	26.934088	18.31		0.40
12/31/2022	6,464	294	0.00	22.243689	(12.23	)‡	0.65	22.766355	(12.01)		0.40
12/31/2021	6,136	245	0.00	24.821892	17.13		0.90	25.872798	17.71		0.40
12/31/2020	4,278	202	0.00	21.192227	16.80		0.90	21.979287	16.05	‡	0.40

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020; JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A - October 21, 2024; JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Growth Stock Fund - Class A
12/31/2024	752,438	4,827	0.00	110.085109	26.59		2.60	237.918851	29.95	0.00
12/31/2023	669,920	5,508	0.00	86.959179	44.22		2.60	183.088097	48.00	0.00
12/31/2022	483,250	5,807	0.00	60.297813	(40.38	)‡	2.60	123.705376	(38.81)	0.00
12/31/2021	839,035	6,079	0.00	69.658787	9.95		4.00	202.175403	14.43	0.00
12/31/2020	737,743	6,061	0.00	63.356741	31.71		4.00	176.673950	37.09	0.00
JNL/T. Rowe Price Growth Stock Fund - Class I
12/31/2024	6,682	30	0.00	194.640915	29.16	‡	0.90	225.749308	29.81	0.40
12/31/2023	6,362	36	0.00	161.894945	47.50		0.65	173.912289	47.87	0.40
12/31/2022	3,716	31	0.00	109.756909	(39.03	)‡	0.65	117.610482	(38.88)	0.40
12/31/2021	6,056	31	0.00	168.414848	6.17	‡	0.90	192.423233	14.32	0.40
12/31/2020	3,958	23	0.00	157.861168	36.61		0.65	168.314265	36.95	0.40
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2024	373,338	2,146	0.00	124.881059	6.36		2.60	269.815431	9.17	0.00
12/31/2023	369,365	2,291	0.00	117.418706	16.89		2.60	247.145225	19.96	0.00
12/31/2022	331,897	2,436	0.00	100.454817	(24.07	)‡	2.60	206.028322	(22.07)	0.00
12/31/2021	462,820	2,605	0.00	61.050759	6.87		5.50	244.063237	12.58	0.30
12/31/2020	434,827	2,730	0.00	57.125230	16.94		5.50	216.797426	23.18	0.30
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2024	3,059	12	0.00	237.837016	8.80		0.65	256.134866	9.07	0.40
12/31/2023	3,275	14	0.00	218.609888	19.54		0.65	234.837518	19.84	0.40
12/31/2022	2,712	14	0.00	182.875003	(22.34	)‡	0.65	195.960767	(22.14)	0.40
12/31/2021	2,639	10	0.00	220.298937	12.23		0.90	251.693862	12.79	0.40
12/31/2020	2,753	12	0.00	196.293499	22.82		0.90	223.150541	23.44	0.40
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2024	62,542	5,847	0.00	8.813821	2.26		2.40	13.795866	4.75	0.00
12/31/2023	66,027	6,353	0.00	8.619176	2.30		2.40	13.169914	4.78	0.00
12/31/2022	76,556	7,634	0.00	8.425228	(6.91	)‡	2.40	12.569002	(4.65)	0.00
12/31/2021	80,700	7,570	0.00	8.486765	(3.14)		2.81	13.182433	(0.38)	0.00
12/31/2020	81,938	7,550	0.00	8.761803	1.05		2.81	13.232510	3.93	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2024	2,876	214	0.00	12.797141	4.41		0.65	13.408987	4.68	0.40
12/31/2023	2,654	207	0.00	12.256307	4.38		0.65	12.810058	4.65	0.40
12/31/2022	3,865	315	0.00	11.741510	(4.91)		0.65	12.241438	(4.67)	0.40
12/31/2021	4,559	354	0.00	12.347198	(0.74)		0.65	12.840863	(0.49)	0.40
12/31/2020	1,445	111	0.00	12.439297	3.60		0.65	12.904348	3.77 ‡	0.40
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2024	16,890	1,388	0.00	11.317170	5.93		2.05	13.522744	8.13	0.00
12/31/2023	14,295	1,255	0.00	10.683796	11.26		2.05	12.505839	13.56	0.00
12/31/2022	11,341	1,117	0.00	9.602749	(16.54	)‡	2.05	11.012935	(14.81)	0.00
12/31/2021	12,292	1,021	0.00	11.337156	2.43		2.31	12.927751	4.82	0.00
12/31/2020	9,548	822	0.00	11.068113	1.09		2.31	12.332762	3.45	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2024	135	10	0.00	13.086277	7.72	0.65	13.354059	7.99	0.40
12/31/2023	81	7	0.00	12.148353	13.14	0.65	12.365825	13.45	0.40
12/31/2022	55	5	0.00	10.737180	(15.13)	0.65	10.899444	(14.90)	0.40
12/31/2021	61	5	0.00	12.652003	4.12 ‡	0.65	12.807876	4.29 ‡	0.40
12/31/2020	24	2	0.00	11.996147	3.37	0.45	11.996147	3.37	0.45
JNL/T. Rowe Price Value Fund - Class A
12/31/2024	295,751	5,690	0.00	39.197256	11.83	2.60	74.452756	14.79	0.00
12/31/2023	276,613	6,036	0.00	35.050729	9.09	2.60	64.858745	11.95	0.00
12/31/2022	256,681	6,188	0.00	32.130907	(13.77)‡	2.60	57.934136	(11.51)	0.00
12/31/2021	292,683	6,157	0.00	30.038925	24.98	3.60	65.466648	29.55	0.00
12/31/2020	202,461	5,475	0.00	24.035875	6.37	3.60	50.533811	10.27	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2024	4,075	56	0.00	67.077839	14.43	0.65	71.346716	14.72	0.40
12/31/2023	3,436	54	0.00	58.617197	11.54	0.65	62.191107	11.82	0.40
12/31/2022	4,444	79	0.00	52.551098	(11.84)	0.65	55.616339	(11.62)	0.40
12/31/2021	4,594	72	0.00	59.609760	29.08	0.65	62.929648	29.41	0.40
12/31/2020	2,081	42	0.00	46.179145	9.88	0.65	48.629277	9.68 ‡	0.40
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2024	150,671	10,141	0.00	13.960488	9.33	2.25	16.439997	11.84	0.00
12/31/2023	150,665	11,176	0.00	12.768578	11.77	2.25	14.699997	14.31	0.00
12/31/2022	142,177	11,890	0.00	11.423836	(18.45)	2.25	12.859997	(16.60)	0.00
12/31/2021	188,199	12,960	0.00	14.008816	11.76	2.25	15.419997	14.31	0.00
12/31/2020	35,096	2,714	0.00	12.534327	11.12	2.25	13.489997	13.65	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2024	6,473	397	0.00	16.168147	11.52	0.65	16.464256	11.80	0.40
12/31/2023	6,621	453	0.00	14.497927	14.00	0.65	14.726384	14.28	0.40
12/31/2022	5,418	423	0.00	12.717450	(16.77)	0.65	12.885706	(16.57)	0.40
12/31/2021	6,141	399	0.00	15.280422	14.10	0.65	15.444039	12.32 ‡	0.40
12/31/2020	1,721	128	0.00	13.392706	13.36	0.65	13.480416	13.58	0.45
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2024	45,262	3,711	0.00	11.552969	5.00 ‡	2.00	13.359995	7.14	0.00
12/31/2023	42,400	3,682	0.00	10.968096	7.83	2.05	12.469995	10.06	0.00
12/31/2022	39,806	3,754	0.00	10.171220	(15.78)	2.05	11.329995	(14.04)	0.00
12/31/2021	41,682	3,333	0.00	12.076382	4.22	2.05	13.179995	6.38	0.00
12/31/2020	32,557	2,746	0.00	11.587669	7.42	2.05	12.389992	9.65	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2024	997	75	0.00	13.154557	6.95	0.65	13.394884	7.22	0.40
12/31/2023	1,631	131	0.00	12.299842	9.82	0.65	12.493101	10.09	0.40
12/31/2022	1,485	131	0.00	11.200316	(14.26)	0.65	11.348473	(14.04)	0.40
12/31/2021	1,523	116	0.00	13.062640	6.23 ‡	0.65	13.202649	6.40 ‡	0.40
12/31/2020	1,260	102	0.00	12.376775	9.58	0.45	12.376775	9.58	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2024	64,089	4,745	0.00	12.841514	7.41 ‡	2.00	14.850003	9.59		0.00
12/31/2023	62,532	5,010	0.00	11.917962	9.99	2.05	13.550006	12.26		0.00
12/31/2022	57,705	5,127	0.00	10.835490	(17.13)	2.05	12.070006	(15.42)		0.00
12/31/2021	62,934	4,672	0.00	13.075078	8.12	2.05	14.270003	10.36		0.00
12/31/2020	37,468	3,030	0.00	12.092678	9.39	2.05	12.930002	11.66		0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2024	5,430	367	0.00	14.613290	9.42	0.65	14.880993	9.69		0.40
12/31/2023	5,167	382	0.00	13.355332	11.99	0.65	13.565848	12.27		0.40
12/31/2022	4,728	392	0.00	11.924985	(15.68)	0.65	12.082795	(15.47)		0.40
12/31/2021	5,229	367	0.00	14.142371	10.19	0.65	14.293841	9.39	‡	0.40
12/31/2020	1,972	153	0.00	12.834634	11.33	0.65	12.918794	11.55		0.45
JNL/WCM China Quality Growth Fund - Class A
12/31/2024	199	24	0.00	8.201387	(2.01)	1.20	8.278884	(1.66	)‡	0.85
12/31/2023	201	24	0.00	8.369583	(11.44)‡	1.20	8.539969	(17.96	)‡	0.00
12/31/2022+	91	9	0.00	10.339230	3.39 ‡	1.00	10.349807	(4.51	)‡	0.85
JNL/WCM Focused International Equity Fund - Class A
12/31/2024	74,876	3,502	0.00	19.231803	4.65	2.30	24.937328	7.10		0.00
12/31/2023	65,513	3,237	0.00	18.376648	13.81	2.30	23.283265	16.46		0.00
12/31/2022	53,842	3,055	0.00	16.146372	(30.31)	2.30	19.993098	(28.69)		0.00
12/31/2021	44,280	1,762	0.00	23.168768	14.42	2.30	28.037732	17.08		0.00
12/31/2020	27,750	1,278	0.29	20.248972	29.01	2.30	23.947236	32.01		0.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2024	884	36	0.21	23.808524	6.66	0.65	24.490424	6.93		0.40
12/31/2023	900	39	0.00	22.321677	16.10	0.65	22.903298	16.39		0.40
12/31/2022	736	37	0.00	19.226767	(28.96)	0.65	19.678568	(28.79)		0.40
12/31/2021	1,241	45	0.00	27.066297	16.68	0.65	27.633279	16.97		0.40
12/31/2020	885	37	0.52	23.196629	31.55	0.65	23.623427	56.62	‡	0.40
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2024	3,263	258	0.00	11.679959	2.65	2.05	14.245276	4.79		0.00
12/31/2023	2,991	245	0.00	11.378590	4.31	2.05	13.593800	6.46		0.00
12/31/2022	3,194	275	0.00	10.908625	(5.25)	2.05	12.768600	(3.29)		0.00
12/31/2021	2,704	222	0.00	11.512660	0.87	2.05	13.202910	2.96		0.00
12/31/2020	2,045	170	0.00	11.412881	4.14	2.05	12.822888	6.30		0.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2024	10	1	0.00	13.707027	4.59	0.45	N/A	N/A		N/A
12/31/2023	8	1	0.00	13.105282	6.29	0.45	N/A	N/A		N/A
12/31/2022	9	1	0.00	12.329840	(3.47)	0.45	N/A	N/A		N/A
12/31/2021	—	—	0.00	12.650849	2.38	0.90	13.037015	(2.26	)‡	0.40
12/31/2020	—	—	0.00	12.356816	5.64	0.90	12.420578	6.12		0.45

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WCM China Quality Growth Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2024	23,983	2,343	4.99	9.030779	1.74		2.30	12.191324	4.11	0.00
12/31/2023	26,023	2,613	0.00	8.876219	6.14		2.30	11.709624	8.60	0.00
12/31/2022	27,756	2,982	0.00	8.362803	(7.85	)‡	2.30	10.781950	(5.72)	0.00
12/31/2021	33,729	3,367	0.00	8.841557	(6.74)		2.56	11.435850	(4.33)	0.00
12/31/2020	36,758	3,467	13.61	9.480951	(9.06)		2.56	11.952896	(6.71)	0.00
JNL/Western Asset Global Multi-Sector Bond Fund - Class I
12/31/2024	84	7	5.56	11.577457	3.68	‡	0.65	12.192348	3.89 ‡	0.45
12/31/2023	53	5	0.00	11.735930	8.53		0.45	N/A	N/A	N/A
12/31/2022	48	4	0.00	10.309644	(6.12)		0.65	10.813860	(5.93)	0.45
12/31/2021	96	8	0.00	10.981161	(2.04	)‡	0.65	11.260801	(2.51)‡	0.40
12/31/2020	69	6	20.50	12.031368	(6.86)		0.45	12.031368	(6.86)	0.45
JNL/William Blair International Leaders Fund - Class A
12/31/2024	39,908	1,730	0.30	17.057664	(3.36)		2.45	35.259945	(0.95)‡	0.00
12/31/2023	47,735	2,019	0.00	17.650597	10.06		2.45	32.665974	12.44	0.30
12/31/2022	47,158	2,218	1.73	16.036893	(26.83	)‡	2.45	29.050875	(25.25)	0.30
12/31/2021	66,002	2,291	1.16	18.630039	2.99		3.06	42.097897	6.20	0.00
12/31/2020	65,031	2,371	2.08	18.088308	10.35		3.06	39.641906	13.78	0.00
JNL/William Blair International Leaders Fund - Class I
12/31/2024	454	13	0.65	31.720623	(1.28)		0.65	34.143332	(1.05)	0.40
12/31/2023	408	11	0.12	32.131233	12.55		0.65	34.505411	12.81	0.40
12/31/2022	371	11	2.14	28.547232	(25.30)		0.65	30.588406	(25.12)	0.40
12/31/2021	445	10	1.54	38.218304	1.92	‡	0.65	40.851842	6.06	0.40
12/31/2020	262	7	3.42	42.057696	13.63		0.45	38.518994	13.69	0.40
JNL/WMC Balanced Fund - Class A
12/31/2024	573,762	7,811	0.00	52.905641	11.79		2.50	110.421349	14.64	0.00
12/31/2023	556,541	8,577	0.00	47.325208	10.30	‡	2.50	96.321289	13.08	0.00
12/31/2022	520,356	8,950	0.00	39.288302	(16.32	)‡	2.80	85.180511	(13.95)	0.00
12/31/2021	624,741	9,113	0.00	41.099780	14.83		3.30	98.990418	18.68	0.00
12/31/2020	532,083	9,114	0.00	35.793221	4.81		3.30	83.410741	8.33	0.00
JNL/WMC Balanced Fund - Class I
12/31/2024	2,885	28	0.00	90.288795	(1.41	)‡	0.90	104.719600	14.50	0.40
12/31/2023	2,583	28	0.00	85.138813	12.69		0.65	91.457185	12.97	0.40
12/31/2022	2,105	26	0.00	75.553111	(14.25)		0.65	80.958020	(14.03)	0.40
12/31/2021	1,458	15	0.00	88.107546	18.27		0.65	94.175441	18.21 ‡	0.40
12/31/2020	1,128	13	0.00	74.495935	7.95		0.65	86.725396	8.17	0.45
JNL/WMC Equity Income Fund - Class A
12/31/2024	58,486	3,384	0.00	16.526419	10.25		2.05	19.200004	12.54	0.00
12/31/2023	57,944	3,721	0.00	14.990239	4.47		2.05	17.060009	6.62	0.00
12/31/2022	61,568	4,155	0.00	14.349227	(1.53	)‡	2.05	16.000016	0.50	0.00
12/31/2021	60,741	4,057	0.00	14.405411	22.77		2.32	15.920021	25.65	0.00
12/31/2020	45,269	3,749	0.00	11.733704	0.24		2.32	12.670021	2.59	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Equity Income Fund - Class I
12/31/2024	1,532	82	0.00	18.378427	11.79	0.90	19.058327	12.36	0.40
12/31/2023	1,522	91	0.00	16.439757	6.05	0.90	16.962462	6.58	0.40
12/31/2022	1,520	96	0.00	15.501798	(0.10)	0.90	15.915138	0.40	0.40
12/31/2021	1,329	84	0.00	15.516574	24.87	0.90	15.851090	25.49	0.40
12/31/2020	2,157	171	0.00	12.426543	2.05	0.90	12.631123	2.82 ‡	0.40
JNL/WMC Global Real Estate Fund - Class A
12/31/2024	43,567	2,512	0.00	14.203317	2.95	2.45	22.998769	5.52	0.00
12/31/2023	48,803	2,928	0.00	13.796924	6.93	2.45	21.796643	9.58	0.00
12/31/2022	46,478	3,010	0.00	12.902551	(29.33)‡	2.45	19.891313	(27.58)	0.00
12/31/2021	69,241	3,199	0.00	16.493820	22.86	3.06	27.466849	26.67	0.00
12/31/2020	60,779	3,512	0.00	13.425324	(14.78)	3.06	21.683176	(12.13)	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2024	61	3	0.00	21.206317	5.16	0.65	22.275485	5.43	0.40
12/31/2023	61	3	0.00	20.165272	9.16	0.65	21.128298	9.43	0.40
12/31/2022	82	4	0.00	18.473596	(27.84)	0.65	19.307723	(27.66)	0.40
12/31/2021	101	4	0.00	25.602422	26.30	0.65	26.691857	22.92 ‡	0.40
12/31/2020	66	3	0.00	20.271068	(12.47)	0.65	20.916631	(12.30)	0.45
JNL/WMC Value Fund - Class A
12/31/2024	54,212	939	0.00	45.084870	8.02	2.60	71.156091	10.27	0.55
12/31/2023	54,209	1,028	0.00	41.736589	6.41	2.60	64.527900	8.61	0.55
12/31/2022	53,396	1,089	0.00	39.222204	(7.27)‡	2.60	59.413241	(5.36)	0.55
12/31/2021	59,586	1,140	0.00	34.762647	22.47	3.62	65.867685	26.60	0.30
12/31/2020	50,086	1,201	0.00	28.385230	(2.09)	3.62	52.027460	1.21	0.30
JNL/WMC Value Fund - Class I
12/31/2024	82	1	0.00	73.290989	10.50	0.65	81.979913	10.72 ‡	0.45
12/31/2023	55	1	0.00	66.328555	11.04	0.65	N/A	N/A	N/A
12/31/2022	—	—	0.00	61.556004	(6.14)	0.60	N/A	N/A	N/A
12/31/2021	—	—	0.00	71.451200	26.79	0.45	67.433905	21.86 ‡	0.40
12/31/2020	—	—	0.00	56.353113	1.38	0.45	56.353113	1.38	0.45

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2024

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains two hundred fifty-seven (257) Investment Divisions as of December 31, 2024. These two hundred fifty-seven (257) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2024:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/JPMorgan Managed Moderate Fund - Class I
JNL Bond Index Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
JNL Growth ETF Allocation Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Growth ETF Allocation Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL International Index Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Lazard International Quality Growth Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Lazard International Quality Growth Fund - Class I
JNL Moderate ETF Allocation Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate ETF Allocation Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Moderate Growth ETF Allocation Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Moderate Growth ETF Allocation Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Floating Rate Income Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Floating Rate Income Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2024

JNL® Series Trust
JNL/American Funds Balanced Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/American Funds Growth Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/American Funds International Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class A(1)	JNL/MFS Mid Cap Value Fund - Class I
JNL/American Funds Moderate Allocation Fund - Class I(1)	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Morningstar SMID Moat Focus Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Morningstar SMID Moat Focus Index Fund - Class I
JNL/American Funds New World Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I	JNL/Newton Equity Income Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/PIMCO Income Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/Causeway International Value Select Fund - Class I	JNL/PIMCO Real Return Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PPM America High Yield Bond Fund - Class I
JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A
JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class I
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DFA International Core Equity Fund - Class I	JNL/PPM America Total Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2024

JNL® Series Trust
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class I
JNL/Dreyfus Government Money Market Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Dreyfus Government Money Market Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs 4 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WCM China Quality Growth Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class I
JNL/Invesco Global Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class I	JNL/William Blair International Leaders Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class I	JNL/WMC Balanced Fund - Class A
JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/WMC Balanced Fund - Class I
JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/WMC Equity Income Fund - Class A
JNL/JPMorgan Managed Conservative Fund - Class A	JNL/WMC Equity Income Fund - Class I
JNL/JPMorgan Managed Conservative Fund - Class I	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Managed Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class I
JNL/JPMorgan Managed Growth Fund - Class I	JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2024, the following Funds changed names effective October 21, 2024:

Prior Fund Name	Current Fund Name	Reason for Change
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund	Name Convention Update
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/JPMorgan Managed Aggressive Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Conservative Fund	JNL/JPMorgan Managed Conservative Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Growth Fund	JNL/JPMorgan Managed Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Moderate Fund	JNL/JPMorgan Managed Moderate Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/JPMorgan Managed Moderate Growth Fund	Sub-Adviser Replacement

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2024

Prior Fund Name	Current Fund Name	Reason for Change
JNL/Heitman U.S. Focused Real Estate Fund	JNL/Cohen & Steers U.S. Realty Fund	Sub-Adviser Replacement
JNL/Lazard International Strategic Equity Fund	JNL/Lazard International Quality Growth Fund	Name Convention Update
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund	Sub-Adviser Replacement
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund	Name Convention Update
JNL/WMC Government Money Market Fund	JNL/Dreyfus Government Money Market Fund	Sub-Adviser Replacement

During the year ended December 31, 2024, the following Fund acquisition was completed for the corresponding Class A Fund. The Fund that was acquired during the year is no longer available as of December 31, 2024.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL Multi-Manager U.S. Select Equity Fund	October 21, 2024

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2024, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2024

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.90% to 3.00% of the guaranteed value. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.65%. This charge is assessed through a redemption of contract units.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an

JNLNY Separate Account I

Notes to Financial Statements

December 31, 2024

annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected. This charge is assessed through a redemption of contract units or as a reduction of contract value, depending on the optional death benefit selected.

Advisory Fees. Some of the contracts are designed for contract owners who have hired a third party investment adviser to manage their contract value for a fee. In some circumstances, and pursuant to specific administrative rules developed to comply with a Private Letter Ruling Jackson obtained from the Internal Revenue Service on the topic, Jackson will facilitate the direct deduction of these fees from the contract with direct payment to the third party investment adviser. The amount of these fees vary and are set pursuant to written agreements between the contract owner and their third party investment adviser. Pursuant to its administrative rules and the Private Letter Ruling, Jackson caps the amount of advisory fees that may be directly deducted in this manner at an annual amount of either 1.25% or 1.50% of the contract’s cash value depending upon whether add-on benefits have been elected by the contract owner. When advisory fees are deducted from the contract pursuant to Jackson’s administrative rules, Jackson does not treat the deduction of such fees as a taxable distribution.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0% of the contract value. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $3,499 and $10,141 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2024 and 2023, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Segment Reporting

In this reporting period, the Separate Account has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is to improve reportable segment disclosures. Adoption of this standard impacted financial statement disclosures only and had no impact on the Separate Account’s financial position or its results of operations. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”), and for which discrete financial information is available.

The Executive Vice President and Chief Financial Officer of Jackson is the CODM for each of the investment divisions of the Separate Accounts. Each investment division is comprised of a single reportable segment, whose assets are invested in a fund with a single investment strategy, which reflects how the CODM monitors and manages the operating results of each investment division. The CODM manages the allocation of resources in accordance with each investment division’s objective and the terms of the underlying fund’s prospectus. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, net changes in net assets from operations, is consistent with that presented within each investment division’s financial statements and financial highlights.

NOTE 6. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436 Report of Independent Registered Public Accounting Firm To the Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise JNLNY Separate Account I (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended listed in the Appendix, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2024, the results of their operations for the year or period then ended listed in the Appendix, the changes in their net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999. Chicago, Illinois March 27, 2025 2

Appendix Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. JNL Aggressive Growth Allocation Fund - Class A JNL Aggressive Growth Allocation Fund - Class I JNL Bond Index Fund - Class I JNL Conservative Allocation Fund - Class A JNL Conservative Allocation Fund - Class I JNL Emerging Markets Index Fund - Class I JNL Growth Allocation Fund - Class A JNL Growth Allocation Fund - Class I JNL Growth ETF Allocation Fund - Class A JNL Growth ETF Allocation Fund - Class I JNL International Index Fund - Class I JNL Mid Cap Index Fund - Class I JNL Moderate Allocation Fund - Class A JNL Moderate Allocation Fund - Class I JNL Moderate ETF Allocation Fund - Class A JNL Moderate ETF Allocation Fund - Class I JNL Moderate Growth Allocation Fund - Class A JNL Moderate Growth Allocation Fund - Class I JNL Moderate Growth ETF Allocation Fund - Class A JNL Moderate Growth ETF Allocation Fund - Class I JNL Multi-Manager Alternative Fund - Class A JNL Multi-Manager Alternative Fund - Class I JNL Multi-Manager Emerging Markets Equity Fund - Class A JNL Multi-Manager Emerging Markets Equity Fund - Class I JNL Multi-Manager Floating Rate Income Fund - Class A JNL Multi-Manager Floating Rate Income Fund - Class I JNL Multi-Manager International Small Cap Fund - Class A JNL Multi-Manager International Small Cap Fund - Class I JNL Multi-Manager Mid Cap Fund - Class A JNL Multi-Manager Mid Cap Fund - Class I JNL Multi-Manager Small Cap Growth Fund - Class A JNL Multi-Manager Small Cap Growth Fund - Class I JNL Multi-Manager Small Cap Value Fund - Class A JNL Multi-Manager Small Cap Value Fund - Class I JNL S&P 500 Index Fund - Class I JNL Small Cap Index Fund - Class I JNL/AB Sustainable Global Thematic Fund - Class A JNL/AB Sustainable Global Thematic Fund - Class I JNL/American Funds Balanced Fund - Class A JNL/American Funds Balanced Fund - Class I JNL/American Funds Bond Fund of America Fund - Class A JNL/American Funds Bond Fund of America Fund - Class I JNL/American Funds Capital Income Builder Fund - Class A

JNL/American Funds Capital Income Builder Fund - Class I JNL/American Funds Capital World Bond Fund - Class A JNL/American Funds Capital World Bond Fund - Class I JNL/American Funds Global Growth Fund - Class A JNL/American Funds Global Growth Fund - Class I JNL/American Funds Global Small Capitalization Fund - Class A JNL/American Funds Global Small Capitalization Fund - Class I JNL/American Funds Growth Allocation Fund - Class A JNL/American Funds Growth Allocation Fund - Class I JNL/American Funds Growth Fund - Class A JNL/American Funds Growth Fund - Class I JNL/American Funds Growth-Income Fund - Class A JNL/American Funds Growth-Income Fund - Class I JNL/American Funds International Fund - Class A JNL/American Funds International Fund - Class I JNL/American Funds Moderate Growth Allocation Fund - Class A JNL/American Funds Moderate Growth Allocation Fund - Class I JNL/American Funds New World Fund - Class A JNL/American Funds New World Fund - Class I JNL/American Funds Washington Mutual Investors Fund - Class A JNL/American Funds Washington Mutual Investors Fund - Class I JNL/AQR Large Cap Defensive Style Fund - Class A JNL/AQR Large Cap Defensive Style Fund - Class I JNL/Baillie Gifford International Growth Fund - Class A JNL/Baillie Gifford International Growth Fund - Class I JNL/BlackRock Global Allocation Fund - Class A JNL/BlackRock Global Allocation Fund - Class I JNL/BlackRock Global Natural Resources Fund - Class A JNL/BlackRock Global Natural Resources Fund - Class I JNL/BlackRock Large Cap Select Growth Fund - Class A JNL/BlackRock Large Cap Select Growth Fund - Class I JNL/Causeway International Value Select Fund - Class A JNL/Causeway International Value Select Fund - Class I JNL/ClearBridge Large Cap Growth Fund - Class A JNL/ClearBridge Large Cap Growth Fund - Class I JNL/Cohen & Steers U.S. Realty Fund - Class A JNL/Cohen & Steers U.S. Realty Fund - Class I JNL/DFA International Core Equity Fund - Class A JNL/DFA International Core Equity Fund - Class I JNL/DFA U.S. Core Equity Fund - Class A JNL/DFA U.S. Core Equity Fund - Class I JNL/DFA U.S. Small Cap Fund - Class A JNL/DFA U.S. Small Cap Fund - Class I JNL/DoubleLine Core Fixed Income Fund - Class A JNL/DoubleLine Core Fixed Income Fund - Class I JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A

JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I JNL/DoubleLine Total Return Fund - Class A JNL/DoubleLine Total Return Fund - Class I JNL/Dreyfus Government Money Market Fund - Class A JNL/Dreyfus Government Money Market Fund - Class I JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I JNL/First Sentier Global Infrastructure Fund - Class A JNL/First Sentier Global Infrastructure Fund - Class I JNL/Franklin Templeton Income Fund - Class A JNL/Franklin Templeton Income Fund - Class I JNL/Goldman Sachs 4 Fund - Class A JNL/Goldman Sachs 4 Fund - Class I JNL/GQG Emerging Markets Equity Fund - Class A JNL/GQG Emerging Markets Equity Fund - Class I JNL/Harris Oakmark Global Equity Fund - Class A JNL/Harris Oakmark Global Equity Fund - Class I JNL/Invesco Diversified Dividend Fund - Class A JNL/Invesco Diversified Dividend Fund - Class I JNL/Invesco Global Growth Fund - Class A JNL/Invesco Global Growth Fund - Class I JNL/Invesco Small Cap Growth Fund - Class A JNL/Invesco Small Cap Growth Fund - Class I JNL/JPMorgan Global Allocation Fund - Class A JNL/JPMorgan Global Allocation Fund - Class I JNL/JPMorgan Hedged Equity Fund - Class A JNL/JPMorgan Hedged Equity Fund - Class I JNL/JPMorgan Managed Aggressive Growth Fund - Class A JNL/JPMorgan Managed Aggressive Growth Fund - Class I JNL/JPMorgan Managed Conservative Fund - Class A JNL/JPMorgan Managed Conservative Fund - Class I JNL/JPMorgan Managed Growth Fund - Class A JNL/JPMorgan Managed Growth Fund - Class I JNL/JPMorgan Managed Moderate Fund - Class A JNL/JPMorgan Managed Moderate Fund - Class I JNL/JPMorgan Managed Moderate Growth Fund - Class A JNL/JPMorgan Managed Moderate Growth Fund - Class I JNL/JPMorgan MidCap Growth Fund - Class A JNL/JPMorgan MidCap Growth Fund - Class I JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I JNL/JPMorgan U.S. Value Fund - Class A JNL/JPMorgan U.S. Value Fund - Class I JNL/Lazard International Quality Growth Fund - Class A JNL/Lazard International Quality Growth Fund - Class I JNL/Loomis Sayles Global Growth Fund - Class A JNL/Loomis Sayles Global Growth Fund - Class I JNL/Lord Abbett Short Duration Income Fund - Class A

JNL/Lord Abbett Short Duration Income Fund - Class I JNL/Mellon Bond Index Fund - Class A JNL/Mellon Bond Index Fund - Class I JNL/Mellon Communication Services Sector Fund - Class A JNL/Mellon Communication Services Sector Fund - Class I JNL/Mellon Consumer Discretionary Sector Fund - Class A JNL/Mellon Consumer Discretionary Sector Fund - Class I JNL/Mellon Consumer Staples Sector Fund - Class A JNL/Mellon Consumer Staples Sector Fund - Class I JNL/Mellon Dow Index Fund - Class A JNL/Mellon Dow Index Fund - Class I JNL/Mellon Emerging Markets Index Fund - Class A JNL/Mellon Emerging Markets Index Fund - Class I JNL/Mellon Energy Sector Fund - Class A JNL/Mellon Energy Sector Fund - Class I JNL/Mellon Financial Sector Fund - Class A JNL/Mellon Financial Sector Fund - Class I JNL/Mellon Healthcare Sector Fund - Class A JNL/Mellon Healthcare Sector Fund - Class I JNL/Mellon Industrials Sector Fund - Class A JNL/Mellon Industrials Sector Fund - Class I JNL/Mellon Information Technology Sector Fund - Class A JNL/Mellon Information Technology Sector Fund - Class I JNL/Mellon International Index Fund - Class A JNL/Mellon International Index Fund - Class I JNL/Mellon Materials Sector Fund - Class A JNL/Mellon Materials Sector Fund - Class I JNL/Mellon Nasdaq® 100 Index Fund - Class A JNL/Mellon Nasdaq® 100 Index Fund - Class I JNL/Mellon Real Estate Sector Fund - Class A JNL/Mellon Real Estate Sector Fund - Class I JNL/Mellon S&P 400 MidCap Index Fund - Class A JNL/Mellon S&P 400 MidCap Index Fund - Class I JNL/Mellon S&P 500 Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class I JNL/Mellon U.S. Stock Market Index Fund - Class A JNL/Mellon U.S. Stock Market Index Fund - Class I JNL/Mellon Utilities Sector Fund - Class A JNL/Mellon Utilities Sector Fund - Class I JNL/Mellon World Index Fund - Class A JNL/Mellon World Index Fund - Class I JNL/MFS Mid Cap Value Fund - Class A JNL/MFS Mid Cap Value Fund - Class I JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class I JNL/Morningstar Wide Moat Index Fund - Class A

JNL/Morningstar Wide Moat Index Fund - Class I JNL/Neuberger Berman Commodity Strategy Fund - Class A JNL/Neuberger Berman Gold Plus Strategy Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class I JNL/Newton Equity Income Fund - Class A JNL/Newton Equity Income Fund - Class I JNL/PIMCO Income Fund - Class A JNL/PIMCO Income Fund - Class I JNL/PIMCO Investment Grade Credit Bond Fund - Class A JNL/PIMCO Investment Grade Credit Bond Fund - Class I JNL/PIMCO Real Return Fund - Class A JNL/PIMCO Real Return Fund - Class I JNL/PPM America High Yield Bond Fund - Class A JNL/PPM America High Yield Bond Fund - Class I JNL/PPM America Total Return Fund - Class A JNL/PPM America Total Return Fund - Class I JNL/RAFI Fundamental U.S. Small Cap Fund - Class A JNL/RAFI Fundamental U.S. Small Cap Fund - Class I JNL/RAFI Multi-Factor U.S. Equity Fund - Class A JNL/RAFI Multi-Factor U.S. Equity Fund - Class I JNL/T. Rowe Price Balanced Fund - Class A JNL/T. Rowe Price Balanced Fund - Class I JNL/T. Rowe Price Capital Appreciation Fund - Class A JNL/T. Rowe Price Capital Appreciation Fund - Class I JNL/T. Rowe Price Growth Stock Fund - Class A JNL/T. Rowe Price Growth Stock Fund - Class I JNL/T. Rowe Price Mid-Cap Growth Fund - Class A JNL/T. Rowe Price Mid-Cap Growth Fund - Class I JNL/T. Rowe Price Short-Term Bond Fund - Class A JNL/T. Rowe Price Short-Term Bond Fund - Class I JNL/T. Rowe Price U.S. High Yield Fund - Class A JNL/T. Rowe Price U.S. High Yield Fund - Class I JNL/T. Rowe Price Value Fund - Class A JNL/T. Rowe Price Value Fund - Class I JNL/Vanguard Growth ETF Allocation Fund - Class A JNL/Vanguard Growth ETF Allocation Fund - Class I JNL/Vanguard Moderate ETF Allocation Fund - Class A JNL/Vanguard Moderate ETF Allocation Fund - Class I JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I JNL/WCM China Quality Growth Fund - Class A JNL/WCM Focused International Equity Fund - Class A JNL/WCM Focused International Equity Fund - Class I JNL/Westchester Capital Event Driven Fund - Class A JNL/Westchester Capital Event Driven Fund - Class I JNL/Western Asset Global Multi-Sector Bond Fund - Class A JNL/Western Asset Global Multi-Sector Bond Fund - Class I

JNL/William Blair International Leaders Fund - Class A JNL/William Blair International Leaders Fund - Class I JNL/WMC Balanced Fund - Class A JNL/WMC Balanced Fund - Class I JNL/WMC Equity Income Fund - Class A JNL/WMC Equity Income Fund - Class I JNL/WMC Global Real Estate Fund - Class A JNL/WMC Global Real Estate Fund - Class I JNL/WMC Value Fund - Class A JNL/WMC Value Fund - Class I Statements of assets and liabilities as of December 31, 2024, and the related statements of operations and changes in net assets for the period from October 21, 2024 (inception) to December 31, 2024. JNL Multi-Manager U.S. Select Equity Fund - Class A JNL Multi-Manager U.S. Select Equity Fund - Class I JNL/American Funds Moderate Allocation Fund - Class A JNL/American Funds Moderate Allocation Fund - Class I JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I JNL/Morningstar SMID Moat Focus Index Fund - Class A JNL/Morningstar SMID Moat Focus Index Fund - Class I JNL/PPM America Investment Grade Credit Fund - Class A JNL/PPM America Investment Grade Credit Fund - Class I JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I

Jackson National Life Insurance
Company of New York

Statutory Financial Statements
December 31, 2024

Jackson National Life Insurance Company of New York

Index to Statutory Financial Statements
________________________________________________________________

Independent Auditors’ Report                            1

Statutory Statements of Admitted Assets, Liabilities,
Capital and Surplus as of December 31, 2024 and 2023            4

Statutory Statements of Operations for the years ended
December 31, 2024, 2023, and 2022                    5

Statutory Statements of Capital and Surplus for the years
ended December 31, 2024, 2023, and 2022                6

Statutory Statements of Cash Flow for the years
ended December 31, 2024, 2023, and 2022                7

Notes to Statutory Financial Statements                    8

Supplemental Schedule of Selected Financial Data                43

Supplemental Investment Risks Interrogatories                46

Summary Investment Schedule                        48

Reinsurance Risk Interrogatories                        49

        KPMG LLP
Suite 600
350 N. 5th Street
Minneapolis, MN 55401

Independent Auditors’ Report

The audit, Compensation, and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company of New York:
Opinions
We have audited the statutory financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

1

Responsibilities of Management for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Statutory Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the Supplemental Schedule of Selected Financial Data,

2

Supplemental Investment Risks Interrogatories, Summary Investment Schedule, and Reinsurance Risk Interrogatories is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the New York State Department of Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
/s/ KPMG LLP

Minneapolis, Minnesota
March 28, 2025

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except share information)

	December 31,
	2024	2023
Admitted Assets
Bonds	$1,326,232	$1,299,498
Cash and cash equivalents	106,332	30,770
Common stock - unaffiliated	825	708
Receivables for securities	204	496
Securities lending reinvested collateral assets	794	3,565
Policy loans	416	376
Total cash and invested assets	1,434,803	1,335,413
Investment income due and accrued	10,816	10,416
Income tax receivable from parent	665	—
Net deferred tax asset	26,422	20,652
Receivable from parent	—	11,273
Amounts due from reinsurers	165,296	160,598
Other admitted assets	84	100
Admitted disallowed IMR	12,037	10,892
Separate account assets	17,304,385	15,871,446
Total admitted assets	$18,954,508	$17,420,790

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$629,663	$627,158
Liability for deposit-type contracts	8,336	8,717
Policy and contract claims	10,695	14,167
Asset valuation reserve	13,848	12,138
General expenses and taxes due and accrued	4,717	4,024
Accrued transfers to separate accounts	(36,870)	(37,206)
Federal income tax	—	19,987
Payable to parent	192,998	165,531
Payable for securities lending	794	3,565
Other liabilities	16,803	11,201
Separate account liabilities	17,304,385	15,871,446
Total liabilities	18,145,369	16,700,728
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	2,000	2,000
Gross paid-in and contributed surplus	503,859	503,859
Unassigned surplus	291,243	203,311
Special surplus funds	12,037	10,892
Total capital and surplus	809,139	720,062
Total liabilities, capital and surplus	$18,954,508	$17,420,790

See accompanying Notes to Statutory Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Income:
Premiums and annuity considerations	$528,718	$101,132	$118,033
Fee income	41,060	38,391	38,092
Net investment income (net of expenses of $2,154 in 2024, $1,999 in 2023, and $2,051 in 2022)	49,079	47,067	43,248
Commissions and expense allowances on reinsurance ceded	150,744	120,145	132,682
Separate accounts net gain from operations excluding unrealized gains or losses	19,730	—	—
Total other income	—	280	—
Total income	789,331	307,015	332,055
Benefits and other deductions:
Death benefits	235	53	323
Surrenders and annuity benefits	274,964	216,055	177,095
Interest and adjustments on policy funds and deposit-type contracts	(881)	(424)	(159)
Change in aggregate reserves	2,505	(101,977)	90,879
Commissions	144,961	109,260	122,762
General insurance expenses	28,296	25,060	25,324
Taxes, licenses and fees	1,405	1,221	1,008
Change in loading on deferred and uncollected premium	(14)	19	3
Net transfers to (from) separate accounts	273,203	(53,767)	(29,847)
Reclassification of ceding commission to surplus	16,043	—	—
Amortization of gain on reinsured business to income	(2,368)	(624)	(1,340)
Total benefits and other deductions	738,349	194,876	386,048
Gain (loss) from operations before federal income tax expense and net realized capital losses	50,982	112,139	(55,333)
Federal income tax (benefit) expense	(20,768)	20,594	(961)
Gain (loss) from operations before net realized capital losses	71,750	91,545	(54,372)
Net realized capital losses, less capital gains tax benefit of nil in 2024 and 2023, respectively, and $137 in 2022, excluding tax expense of $116 in 2024, and tax benefit of $185 and $309 in 2023 and 2022, respectively, transferred to the IMR
	—	(428)	(909)
Net income (loss)	$71,750	$91,117	$(55,281)

See accompanying Notes to Statutory Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Capital and Surplus
(In thousands)

		Surplus
	Capital	Gross paid-in	Special
	stock	and contributed	Funds	Unassigned	Total

Balances at December 31, 2021	$2,000	$503,859	$—	$156,008	$661,867
Net loss	—	—	—	(53,941)	(53,941)
Change in net unrealized capital gains and losses	—	—	—	(98)	(98)
Change in asset valuation reserve	—	—	—	(898)	(898)
Change in non-admitted assets	—	—	—	(2,392)	(2,392)
Change in surplus as a result of reinsurance	—	—	—	(1,339)	(1,339)
Change in net deferred income tax	—	—	—	(71)	(71)

Balances at December 31, 2022	2,000	503,859	—	97,269	603,128

Net income	—	—	—	91,117	91,117
Change in net unrealized capital gains and losses	—	—	—	260	260
Change in asset valuation reserve	—	—	—	(1,266)	(1,266)
Change in non-admitted assets	—	—	—	6,726	6,726
Change in surplus as a result of reinsurance	—	—	—	(624)	(624)
Change in special surplus funds	—	—	10,892	(10,892)	—
Change in net deferred income tax	—	—	—	20,721	20,721

Balances at December 31, 2023	2,000	503,859	10,892	203,311	720,062

Net income	—	—	—	71,750	71,750
Change in net unrealized capital gains and losses	—	—	—	93	93
Change in asset valuation reserve	—	—	—	(1,710)	(1,710)
Change in non-admitted assets	—	—	—	(10,751)	(10,751)
Change in surplus in separate accounts	—	—	—	(19,730)	—
Surplus withdrawn from separate accounts	—	—	—	19,730	—
Change in surplus as a result of reinsurance	—	—	—	13,675	13,675
Change in special surplus funds	—	—	1,145	(1,145)	—
Change in net deferred income tax	—	—	—	16,020	16,020

Balances at December 31, 2024	$2,000	$503,859	$12,037	$291,243	$809,139

See accompanying Notes to Statutory Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$553,647	$74,593	$35,891
Net investment income	49,992	47,402	42,716
Other	213,642	162,453	170,987
Total cash received from operations	817,281	284,448	249,594
Operating disbursements:
Benefit payments	437,381	301,033	96,407
Commissions, general expenses and taxes	114,782	134,448	150,738
Net transfers to separate accounts	173,032	(123,440)	(118,658)
Federal income taxes	—	(1,318)	50
Total cash disbursed from operations	725,195	310,723	128,537
Net cash provided by (used in) operations	92,086	(26,275)	121,057

Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds sold	23,230	28,457	34,207
Bond repayments, maturities, calls and redemptions	115,246	92,998	107,077
Total bonds	138,476	121,455	141,284
Miscellaneous	3,064	5,898	3
Total investment proceeds	141,540	127,353	141,287
Cost of investments acquired:
Bonds	167,550	108,606	244,161
Miscellaneous	—	112	8,943
Total investments acquired	167,550	108,718	253,104
Net increase in policy loans	(41)	(20)	(7)
Net cash (used in) provided by investments	(26,051)	18,615	(111,824)

Cash from financing and miscellaneous sources:
Cash provided (applied):
Net deposits on deposit-type contracts	(6,243)	(6,171)	(5,299)
Other	15,770	(12,248)	6,996
Net cash provided by (used in) financing and miscellaneous sources	9,527	(18,419)	1,697

Net change in cash and cash equivalents	75,562	(26,079)	10,930

Cash and cash equivalents at beginning of year	30,770	56,849	45,919

Cash and cash equivalents at end of year	$106,332	$30,770	$56,849

Cash flow information for non-cash transactions:
Debt & equity securities acquired from exchange transactions	$4,528	$4,108	$5,698
Non-cash financial assets transferred to parent	$—	$—	$61,375
Debt & equity securities disposed from exchange transactions	$(4,517)	$—	$—

See accompanying Notes to Statutory Financial Statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company of New York (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the ultimate parent, Jackson Financial Inc. ("Jackson Financial"). Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities, variable annuities ("VA"), and registered index-linked annuities ("RILA")), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan. There is no substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (“statutory”). Certain of these statutory accounting practices vary from U.S. generally accepted accounting principles (“GAAP”), including the following:

1.The costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.Future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

3.The Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred VA held in the separate accounts is reported in the general account as a negative liability;

4.Assets must be included in the statement of admitted assets, liabilities, capital and surplus at “admitted asset value,” with “non-admitted assets” excluded through a charge to surplus;

5.An asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit related investment losses;

6.Bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, these investments are generally carried at fair value, amortized cost for policy loans, with changes in valuation recorded in other comprehensive income);

7.Liabilities for the indexed portion of RILA contracts, as well as the assets supporting those liabilities, are included in separate accounts for statutory reporting;

8.Current expected credit losses (“CECL”) on certain financial assets are not recognized herein, but are required for GAAP;

9.Realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

10.Gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

11.Premiums for any contract, including annuities, under which the Company assumes mortality or morbidity risk are recognized as revenues. Under GAAP, premiums for contracts under which the Company does not assume significant mortality or morbidity risk are generally accounted for as deposits to policyholders' accounts

12.A net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years, and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net DTA or liability being recorded directly to surplus;

13.Reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

14.Net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

15.Statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

16.There is no presentation of comprehensive income.

The effects on the financial statements of the variances between statutory accounting practices and GAAP, although not reasonably determinable, are presumed to be material and pervasive.

The New York State Department of Financial Services (“NYDFS”) recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under New York Insurance Law. The NYDFS has adopted in its entirety, subject to certain conflicts and exceptions with New York Insurance Law, the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”).

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In NAIC SAP, the application of Curtate CARVM reserve valuation is required. The Company’s fixed annuity reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. If the application of Curtate CARVM reserve valuation were used, statutory capital and surplus would be increased by $199 thousand and $254 thousand as of December 31, 2024 and 2023, respectively. Additionally, net income would have decreased by $55 thousand, $51 thousand, and increased by $61 thousand for the years then ended December 31, 2024, 2023, and 2022, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for VA (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporates VM-21 but also includes an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would be increased by $20.6 million and $23.0 million as of December 31, 2024 and 2023, respectively. Additionally, net income would be decreased by $2.4 million, $4.7 million, and increased by $1.9 million for the years then ended December 31, 2024, 2023, and 2022, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulation. If reserves were established according to NAIC SAP, statutory capital and surplus would be decreased by $1.5 million and $239 thousand as of December 31, 2024 and 2023, respectively.
9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Additionally, net income would be increased by $50 thousand, decreased by $1.5 million, and increased by $1.6 million for the years then ended December 31, 2024, 2023, and 2022, respectively.

Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York is shown in the following tables (in thousands):

	Years Ended December 31,
	2024	2023	2022
Net income (loss), as stated herein	$71,750	$91,117	$(53,941)
Adjustments - prescribed practices:
Continuous CARVM per New York basis	18,509	(26,253)	(23,021)
Curtate CARVM per NAIC SAP	18,564	(26,202)	(23,082)
Decrease (increase) in aggregate reserves to
reflect curtate CARVM	(55)	(51)	61
VM-21 Reserve:
VA reserve per New York basis	(17,099)	(30,576)	27,511
VA reserve per NAIC SAP	(14,692)	(25,835)	25,638
Decrease (increase) in aggregate reserves to
reflect VM-21	(2,407)	(4,741)	1,873
VM-22 Reserve:
IA reserve per New York basis	7,170	548	765
IA reserve per NAIC SAP	7,120	2,004	(855)
Decrease (increase) in aggregate reserves to
reflect VM-22	50	(1,456)	1,620
Tax effect of prescribed practice adjustments	—	(16)	—
Net income (loss), NAIC SAP	$69,338	$84,853	$(50,387)

	December 31,
	2024	2023
Statutory capital and surplus, as stated herein	$809,139	$720,061
Adjustments - prescribed practices:
Continuous CARVM per New York basis	328,741	310,232
Curtate CARVM per NAIC SAP	328,542	309,978
Decrease in aggregate reserves to reflect curtate CARVM	199	254
VM-21 Reserve:
VA reserve per New York basis	147,870	164,970
VA reserve per NAIC SAP	127,285	141,978
Decrease in aggregate reserves to reflect VM-21	20,585	22,992
VM-22 Reserve:
IA reserve per New York basis	75,073	67,903
IA reserve per NAIC SAP	75,344	68,223
Increase in aggregate reserves to reflect VM-22	(271)	(320)
Tax effect of prescribed practice differences	(1,227)	81
Statutory capital and surplus, NAIC SAP	$828,425	$743,068

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No. 26 - Bonds; SSAP No. 43 - Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21 - Other Admitted Assets, and SSAP No. 86 - Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2 - Cash, Cash Equivalents, Drafts, and Short-Term Investments, was also revised to exclude certain securities from being reported as cash equivalents or short-term investments. In March 2024, the NAIC adopted revisions prescribing accounting guidance (measurement method) for all residual interests regardless of legal form. Collectively, these amendments are related to the NAIC Bond Project and became effective January 1, 2025. The Company adopted the amendments prospectively on January 1, 2025 and the adoption did not result in a material impact on the Company’s financial position or investment classifications.

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns and policy crediting rates; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to establishment of a liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company, including an estimate of the dividends received deduction. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding loan-backed and structured securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson-NY recognizes an other-than-temporary impairment ("OTTI") for non-loan-backed securities when the Company does not expect full recovery of the amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Loan-backed and structured securities, hereafter collectively referred to as “loan-backed securities,” are also stated at amortized cost except those with an NAIC carry rating of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value loan-backed securities where the collection of all contractual cash flows is probable. For loan-backed securities where the collection of all contractual cash flows is not probable, the Company:

•Recognizes the accretable yield over the life of the loan-backed security as determined at the acquisition or transaction date;
•Continues to estimate cash flows expected to be collected at least quarterly; and
•Recognizes an other-than-temporary impairment loss if the loan-backed security is impaired (i.e., the fair value is less than the amortized cost basis) and if the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected.

Investments are reduced to estimated fair value (discounted cash flows for loan-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.
11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

If the Company intends to sell an impaired loan-backed security or does not have the intent and ability to retain the impaired loan-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For loan-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the loan-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the loan-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the loan-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the loan-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

Preferred stocks are stated at cost, except those with a NAIC Securities Valuation Office rating of “4” to “6,” which are reported at the lower of cost or fair value.

Common stocks are stated at fair value.

Cash and short-term investments, which primarily include high quality money market instruments, are carried at amortized cost. These investments have original maturities of twelve months or less, and are considered cash equivalents for reporting cash flow.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at the unpaid principal balances.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality and interest assumptions currently used are based upon either the 1980 Commissioners’ Standard Ordinary (CSO) Table with 4.0% to 4.5% interest rates, the 2001 Commissioners’ Standard Ordinary (CSO) Table with 3.5% to 4.0% interest rates, or the 2017 Commissioners’ Standard Ordinary (CSO) Table with 3.0% to 4.0% interest rates.

Reserves for VA and RILA products and related guarantees are determined using New York Regulation 213, which incorporates VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount, subject to additional floor calculations. The stochastic reserve calculation uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount and standard scenario floor calculations are based on assumptions prescribed by the regulation. The option value floor for contracts issued on or after January 1, 2020 is based on the standard scenario prescribed assumptions, but using stochastically generated arbitrage free interest rates and equity return paths.

All other annuity reserves are established with an interest rate assumption ranging from 1.0% to 7.0% and are carried at the greater of surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate account and non-insulated separate accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

(1)	Net negative (disallowed) IMR

		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$12,037	$12,037	$—	$—
	2023	$10,892	$10,892	$—	$—

(2)	Negative (disallowed) IMR admitted
		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$12,037	$12,037	$—	$—
	2023	$10,892	$10,892	$—	$—

(3)	Calculated adjusted capital and surplus	Total
		2024	2023
	Prior Period General Account Capital & Surplus From Prior Period SAP Financials	$742,704	$708,010
	Net Positive Goodwill (admitted)	—	—
	EDP Equipment & Operating System Software (admitted)	—	—
	Net DTAs (admitted)	—	—
	Net Negative (disallowed) IMR (admitted)	11,978	10,171
	Adjusted Capital & Surplus	$730,726	$697,839

(4)	Percentage of adjusted capital and surplus	Total
		2024	2023
	Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital surplus	1.6%	1.6%

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit related investment losses. Changes in the AVR are recorded directly to surplus.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Fee income is recognized as revenue when earned. Commission and expense allowances, which represent commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory reserves for VA and variable life contracts and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2024, 2023, and 2022, no investment income was excluded.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
1. Gross	$10,816
2. Nonadmitted	$—
3. Admitted	$10,816

At both December 31, 2024 and 2023 the Company had no aggregate deferred interest.

At December 31, 2024, 2023 and 2022 the Company had $11 thousand, nil and nil, cumulative amount of paid-in-kind interest, respectively.

Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax. A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 6 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as “non-admitted assets” (principally net DTAs not realizable within three years and agents’ debit balances) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts, which aggregated $16.9 billion and $15.9 billion at December 31, 2024 and 2023, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the VA contracts. These fees are recorded as earned.

The assets and liabilities associated with RILA are allocated to a non-insulated separate account and aggregated $377.1 million at December 31, 2024.

Subsequent Events
The Company has evaluated events through March 28, 2025, which is the date the financial statements were available to be issued.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are included in Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine the fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing services do not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments as of the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2024 and 2023, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including are classified into Level 2 due to their use of market observable inputs.

At December 31, 2024 and 2023, bonds valued internally, including matrix-priced securities, had book/adjusted carrying value of $198.8 million and $192.5 million, respectively, and an estimated fair value of $188.8 million and $180.0 million, respectively.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above) and cash equivalents.

Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for RILA are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance with admitted reserves.

Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates. Fair values for RILA are allocated between the separate and general accounts in accordance with admitted reserves.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2024
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$825	$—	$—	$825
Separate account assets	—	16,927,329	—	—	16,927,329
Total assets at fair value	$—	$16,928,154	$—	$—	$16,928,154

	December 31, 2023
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$708	$—	$—	$708
Separate account assets	—	15,871,446	—	—	15,871,446
Total assets at fair value	$—	$15,872,154	$—	$—	$15,872,154

There were no Level 3 assets measured at fair value at December 31, 2024 or 2023.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2024	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,251,616	$1,326,232	$7,658	$1,240,890	$3,068	$—
Common stock	825	825	—	825	—	—
Cash and cash equivalents	106,332	106,332	106,332	—	—	—
Policy loans	416	416	—	—	416	—
Securities lending	794	794	794	—	—	—
Separate account assets	17,298,177	17,304,385	—	17,298,177	—	—
Total assets at fair value	$18,658,160	$18,738,984	$114,784	$18,539,892	$3,484	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$338,996	$582,240	$—	$—	$338,996	$—
Liability for deposit-type contracts	6,517	8,336	—	—	6,517	—
Payable for securities lending	794	794	—	794	—	—
Separate account liabilities	17,244,791	17,304,385	—	17,244,791	—	—
Total liabilities at fair value	$17,591,098	$17,895,755	$—	$17,245,585	$345,513	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

December 31, 2023	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,212,620	$1,299,498	$7,488	$1,201,971	$3,161	$—
Common stock	708	708	—	708	—	—
Cash and cash equivalents	30,770	30,770	30,770	—	—	—
Policy loans	376	376	—	—	376	—
Securities lending	3,565	3,565	3,565	—	—	—
Separate account assets	15,871,446	15,871,446	—	15,871,446	—	—
Total assets at fair value	$17,119,485	$17,206,363	$41,823	$17,074,125	$3,537	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$152,676	$606,397	$—	$—	$152,676	$—
Liability for deposit-type contracts	7,047	8,717	—	—	7,047	—
Payable for securities lending	3,565	3,565	—	3,565	—	—
Separate account liabilities	15,871,446	15,871,446	—	15,871,446	—	—
Total liabilities at fair value	$16,034,734	$16,490,125	$—	$15,875,011	$159,723	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities, including publicly traded industrial, loan-backed, utility and government bonds. Loan-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Debt Securities, Common and Preferred Stock
Debt securities consist of bonds and short-term investments. Cost or amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value
Governments	$7,977	$—	$319	$7,658	$7,977
Special revenue	1,266	—	14	1,252	1,266
Industrial and miscellaneous	1,045,297	2,309	66,929	980,677	1,045,297
Residential mortgage-backed	4,168	751	25	4,894	4,168
Commercial mortgage-backed	120,114	216	4,978	115,352	120,114
Other asset-backed	147,410	762	6,389	141,783	147,410
Total debt securities	1,326,232	4,038	78,654	1,251,616	1,326,232
Common and preferred stock	715	110	—	825	825
Total securities	$1,326,947	$4,148	$78,654	$1,252,441	$1,327,057

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Governments	$9,382	$—	$478	$8,904	$9,382
Industrial and miscellaneous	1,059,294	3,304	75,677	986,921	1,059,294
Residential mortgage-backed	4,770	581	22	5,329	4,770
Commercial mortgage-backed	105,463	87	7,826	97,724	105,463
Other asset-backed	120,589	526	7,373	113,742	120,589
Total debt securities	1,299,498	4,498	91,376	1,212,620	1,299,498
Common and preferred stock	715	—	7	708	708
Total securities	$1,300,213	$4,498	$91,383	$1,213,328	$1,300,206

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The amount of gross unrealized losses and the associated estimated fair value on debt securities and equity investments are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2024	Losses	Value	Losses	Value	Losses	Value
Governments	$—	$—	$319	$7,658	$319	$7,658
Special revenues	14	1,252	—	—	14	1,252
Industrial and miscellaneous	2,223	133,939	64,706	715,206	66,929	849,145
Residential mortgage-backed	14	385	11	338	25	723
Commercial mortgage-backed	182	16,061	4,796	79,495	4,978	95,556
Other asset-backed	368	24,406	6,021	41,107	6,389	65,513
Total debt securities	2,801	176,043	75,853	843,804	78,654	1,019,847
Common and preferred stock	—	—	—	—	—	—
Total temporarily impaired
securities	$2,801	$176,043	$75,853	$843,804	$78,654	$1,019,847

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2023	Losses	Value	Losses	Value	Losses	Value
Governments	$3	$1,416	$475	$7,488	$478	$8,904
Industrial and miscellaneous	91	20,407	75,586	829,949	75,677	850,356
Residential mortgage-backed	6	1,987	16	491	22	2,478
Commercial mortgage-backed	4	3,986	7,822	87,682	7,826	91,668
Other asset-backed	55	10,311	7,318	61,938	7,373	72,249
Total debt securities	159	38,107	91,217	987,548	91,376	1,025,655
Common and preferred stock	7	708	—	—	7	708
Total temporarily impaired
securities	$166	$38,815	$91,217	$987,548	$91,383	$1,026,363

Debt securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans (“RMBS”) that are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value

Prime	$1,897	$347	$10	$2,234	$1,897
Alt-A	—	383	—	383	—
Subprime	1,576	20	—	1,596	1,576
Total non-agency RMBS	$3,473	$750	$10	$4,213	$3,473

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value

Prime	$2,327	$159	$14	$2,472	$2,327
Alt-A	—	419	—	419	—
Subprime	1,566	—	2	1,564	1,566
Total non-agency RMBS	$3,893	$578	$16	$4,455	$3,893

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company defines its exposure to non-agency RMBS as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 100% of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). The carrying value and estimated fair value of the Company’s investment in CMBS are $120.1 million and $115.4 million, respectively, at December 31, 2024. 100% of these investments are rated investment grade by the NAIC.

Of the total carrying value for bonds in an unrealized loss position at December 31, 2024, 99% were investment grade and 1% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Corporate bonds in an unrealized loss position were diversified across industries. As of December 31, 2024, the industries comprising the larger proportion of unrealized losses included financial services (21% of corporate gross unrealized losses) and utilities (10%). The largest unrealized loss related to a single corporate obligor was $0.9 million at December 31, 2024.

The amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of debt securities at December 31, 2024, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities where securities can be called or pre-paid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$92,525	$8	$523	$92,010	$92,525
Due after 1 year through 5 years	465,673	929	14,811	451,791	465,673
Due after 5 years through 10 years	469,059	1,328	49,689	420,698	469,059
Due after 10 years through 20 years	19,694	5	1,831	17,868	19,694
Due after 20 years	7,589	39	408	7,220	7,589
Residential mortgage-backed	4,168	751	25	4,894	4,168
Commercial mortgage-backed	120,114	216	4,978	115,352	120,114
Other asset-backed	147,410	762	6,389	141,783	147,410
Total debt securities	$1,326,232	$4,038	$78,654	$1,251,616	$1,326,232

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain loan-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for loan-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain loan-backed securities that are deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The book/adjusted carrying value of securities changing from the retrospective to the prospective methodology in both 2024 and 2023 was nil.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 – 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2024, the Company’s investment advisor provided the designation for debt securities with both carrying value and estimated fair value of $3.3 million. At December 31, 2023, the Company’s investment advisor provided the designation for debt securities with both carrying value and estimated fair value of $13.0 million.

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

The Company’s debt securities by NAIC designation are as follows at December 31, 2024 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$719,534	$2,782	$37,695	$684,621	$719,534
Class 2	592,650	1,068	40,415	553,303	592,650
Class 3	11,878	155	299	11,734	11,878
Class 4	1,667	33	9	1,691	1,667
Class 5	503	—	236	267	503
Class 6	—	—	—	—	—
Total debt securities	$1,326,232	$4,038	$78,654	$1,251,616	$1,326,232

The book/adjusted carrying value and fair value of debt securities in default that were anticipated to be income producing when purchased were both nil at December 31, 2024 and 2023. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2024 and 2023.

Debt securities with a book/adjusted carrying value of $0.5 million at both December 31, 2024 and 2023, were on deposit with the state of New York.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to unassigned surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.
22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of both December 31, 2024 and 2023, assumed default rates for delinquent loans ranged from 10% to 100%. At December 31, 2024 and 2023, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 45% and 10% to 40%, respectively.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

In 2024, the company recognized other-than-temporary impairments on loan-backed and structured securities where the company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date of $143 thousand. In 2023 and 2022, there were no securities with the intent to sell.
23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

In 2024, 2023, and 2022, the Company recognized other-than-temporary impairments of $143 thousand, $437 thousand, and $195 thousand, respectively. See Note 13 for detail regarding securities with recognized other-than-temporary impairment charges during 2024.

The following table summarizes other-than-temporary impairment charges recorded for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	2024	2023	2022
Residential mortgage-backed securities:
Prime	$—	$—	$195
Industrial and miscellaneous	20	10	—
Asset backed securities	143	—	—
Common stock	—	427	—
Total other-than-temporary impairment charges	$163	$437	$195

Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Sales of bonds:
Gross gains	$193	$172	$462
Gross losses	(1,910)	(4,706)	(3,740)
Other assets	—	—	3
Other-than-temporary impairment losses	(163)	(437)	(195)
Net realized losses	$(1,880)	$(4,971)	$(3,470)

Net losses allocated to AVR	$—	$(428)	$(1,046)
Net losses allocated to IMR	(1,880)	(4,543)	(2,424)
Net realized losses	$(1,880)	$(4,971)	$(3,470)

Net losses allocated to AVR	$—	$(428)	$(1,046)
Tax benefit	—	—	137
Reported net realized losses	$—	$(428)	$(909)

Loan-Backed and Structured Securities
The Company has no significant concentrations as defined in SSAP No. 27, Off-Balance Sheet and Credit Risk Disclosures, arising from its investment in loan-backed securities.

The following table summarizes loan-backed and structured securities in an unrealized loss position as of December 31, 2024 (in thousands):

	Total	<12 Months	12+ Months
Fair value	$161,792	$40,852	$120,940
Unrealized loss	$11,392	$564	$10,828

The carrying value and fair value of all loan-backed and structured securities, regardless of whether the security was in an unrealized loss position, were $271.7 million and $262.0 million, respectively, at December 31, 2024.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2024 and 2023, the estimated fair value of loaned securities was $0.8 million and $3.4 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of the counterparties is monitored on a regular basis. At December 31, 2024 and 2023, unrestricted cash collateral received in the amount of $0.8 million and $3.6 million, respectively, was included in securities lending reinvested collateral assets of the Company. At December 31, 2024 and 2023, an offsetting liability for the overnight and continuous loan of $0.8 million and $3.6 million, respectively, is included in payable for securities lending on the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Restricted Assets
At December 31, 2024, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted				Percentage
Restricted Asset Category	Total General Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with state	$499	$499	$—	$499	0.00%	0.00%
Securities loaned for securities lending agreements	824	3,759	(2,935)	824	0.00%	0.00%
Total restricted assets	$1,323	$4,258	$(2,935)	$1,323	0.01%	0.01%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2024 and 2023, the Company had no investments in debt securities with a 5GI designation.
Note 5 - Reinsurance

The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

Effective December 31, 2024, the Company amended its reinsurance agreement with Jackson. Prior to the amendment, the agreement ceded 90% of the total contract risk associated with the VA issued by Jackson-NY to Jackson on a coinsurance basis (modified coinsurance for separate account liabilities). As a result of the amendment, the Company will also cede to Jackson 90% of the total RILA contract risk on a coinsurance basis (modified coinsurance for separate account liabilities) for better alignment with risk mitigation strategies employed at the parent company level. This treaty covers all existing and future VA and RILA contracts issued by Jackson-NY. Per the agreement, the Company received a $16.0 million ceding commission, which was reported direct to surplus and will be amortized into income as earnings emerge.

Premiums ceded to Jackson were $821.2 million, $716.1 million, and $980.1 million in 2024, 2023, and 2022, respectively. In second quarter 2022, the quarterly settlement due to Jackson totaled $107.2 million, which the Company settled by transferring $61.4 million of bonds and $45.8 million cash.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company cedes 100% of its guaranteed minimum income benefit on VA to an unaffiliated third party. The reinsurance treaty contains certain maximum limits on annual benefits recoverable. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Accordingly, the NYDFS has determined there is not sufficient risk transfer and thus does not permit the Company to record a reserve credit in the accompanying statutory financial statements. Due to the inability to economically reinsure or hedge new issues of GMIB, the Company discontinued offering the benefit in 2009.

The effect of reinsurance on premiums and benefits was as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Direct premiums and annuity considerations	$1,350,693	$817,996	$1,098,943
Reinsurance ceded	(821,975)	(716,864)	(980,910)
Total premiums and annuity considerations	$528,718	$101,132	$118,033

Direct benefits to policyholders and beneficiaries	$2,250,937	$1,606,350	$1,353,849
Reinsurance ceded	(1,975,738)	(1,390,242)	(1,176,431)
Total benefits to policyholders and beneficiaries	$275,199	$216,108	$177,418

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. Reserves ceded were $1,383.5 million and $1,532.8 million, including $1,382.3 million and $1,531.4 million ceded to Jackson at December 31, 2024 and 2023, respectively. At December 31, 2024 and 2023, the Company had $165.3 million and $160.6 million, respectively, due from reinsurers, of which $268.7 million and $328.2 million, respectively, related to reinsurance due from its Parent.

Note 6 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Jackson, Squire Reassurance Company II, Inc., Brooke Life, and Brooke Life Reinsurance Company. The Company has entered into a written tax sharing agreement that is based on separate return calculations with benefits for credits and losses. The Company's portion of any Corporate Alternative Minimum Tax (“CAMT”) incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2019. Tax years from 2019 to 2024 remain open under the statute of limitations. The 2019 to 2023 Brooke Life consolidated life insurance federal income tax returns are under examination by the Internal Revenue Service. The Company does not anticipate any material changes from the audit of these tax years.

On September 12, 2024, the U.S. Treasury Department and the Internal Revenue Service released proposed regulations addressing the application of the CAMT that was enacted as part of the Inflation Reduction Act of 2022 (“IRA”). On December 23, 2024, the U.S. Treasury Department and the Internal Revenue Service released technical corrections to those proposed regulations. The proposed regulations reflecting the technical corrections are generally applicable to tax years ending after September 12, 2024, and are consistent with many of the provisions provided in prior CAMT guidance.

In 2024, the Company did not elect to early adopt the proposed regulations for the 2023 tax returns and relied on reasonable interpretations of previously published guidance resulting in a reduction of $20.7 million to the estimated CAMT liability and the related CAMT deferred tax asset previously recorded as of December 31, 2023. The Company recorded nil at December 31, 2024 of estimated CAMT liability and the related CAMT deferred tax asset for the 2024 tax year based on carryover impacts from the 2023 tax return and consideration of the applicability of the proposed regulations. The U.S. Treasury Department is expected to issue Final Regulations after the year ended December 31, 2024, which may materially change the estimated provision of the CAMT. The financial statements include the CAMT current tax impact of ($20.7) million and $20.7 million for the year ended December 31, 2024 and December 31, 2023, respectively. At December 31, 2024 and December 31, 2023, the CAMT had no impact on net capital and surplus.
26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total Gross Deferred Tax Assets	$40,796	$448	$41,244	$61,414	$91	$61,505	$(20,618)	$357	$(20,261)
Statutory valuation allowance	—	—	—	37,470	—	37,470	(37,470)	—	(37,470)
Adjusted gross DTA	40,796	448	41,244	23,944	91	24,035	16,852	357	17,209
DTA nonadmitted	10,226	—	10,226	—	—	—	10,226	—	10,226
Subtotal net admitted DTA	30,570	448	31,018	23,944	91	24,035	6,626	357	6,983
Deferred tax liabilities	(4,068)	(528)	(4,596)	(2,896)	(487)	(3,383)	(1,172)	(41)	(1,213)

Net admitted DTA	$26,502	$(80)	$26,422	$21,048	$(396)	$20,652	$5,454	$316	$5,770

Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2024			December 31, 2023			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	26,422	—	26,422	20,652	—	20,652	5,770	—	5,770
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			26,422			20,652			5,770
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			117,408			104,911			12,497
(c)	Adjusted gross DTA
	(Excluding the amount
	of DTA from (a) and
	(b) above) offset by
	gross DTL	4,148	448	4,596	3,292	91	3,383	856	357	1,213
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$30,570	$448	$31,018	$23,944	$91	$24,035	$6,626	$357	$6,983

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	2024	2023
Ratio percentage used to determine recovery
period and threshold limitation amount	3,670.5%	3,388.1%

Amount of adjusted capital and surplus used to
determine recovery period and threshold
limitation amount (in thousands)	$782,717	$699,409

The impact of tax planning strategies was as follows (in thousands):

		December 31, 2024		December 31, 2023		Change
		Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted
Gross DTA and Net Admitted DTA, by
Tax Character as a Percentage
1.	Adjusted gross DTAs	$40,796	$448	$23,944	$91	$16,852	$357
2.	Percentage of adjusted gross DTAs by
	tax character attributable to the impact
	of tax planning strategies	—%	—%	—%	—%	—%	—%
3.	Net admitted adjusted gross DTAs	$30,570	$448	$23,944	$91	$6,626	$357
4.	Percentage of net admitted adjusted
	gross DTAs by tax character admitted
	because of the impact of tax planning
	strategies	85%	—%	86%	—%	(1)%	—%
At December 31, 2024 and December 31, 2023, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2024, the Company did not consider tax planning strategies in the determination of the amount of admitted CAMT credit DTA. At December 31, 2023, the Company did consider tax planning strategies in the determination of the amount of admitted CAMT credit DTA which is 86% of the net admitted adjusted gross DTAs.

At December 31, 2024, the Company's tax-planning strategies did include the use of reinsurance. At December 31, 2023, the Company's tax-planning strategies do not include the use of reinsurance.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The main components of the deferred tax assets and deferred tax liabilities are as follows (in thousands):

	2024	2023	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$9,735	$8,950	$785
Deferred and uncollected premium	36	36	—
Insurance reserves	29,753	29,724	29
Deferred compensation	261	1,608	(1,347)
Guaranteed fund assessment liability	378	378	—
Credit carryover	483	20,670	(20,187)
Other	150	48	102
Total ordinary gross and adjusted
gross deferred tax assets	40,796	61,414	(20,618)
Statutory valuation allowance adjustment	—	(37,470)	37,470
Deferred tax assets nonadmitted	(10,226)	—	(10,226)
Admitted ordinary gross deferred
tax assets per NAIC SAP	30,570	23,944	6,626

Capital:
Investments	114	90	24
Unrealized losses	334	1	333
Total capital gross and adjusted
gross deferred tax assets	448	91	357
Statutory valuation allowance adjustment	—	—	—
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	448	91	357
Total admitted deferred tax assets	$31,018	$24,035	$6,983

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Deferred ceding commission	$1,926	$—	$1,926
Insurance reserves	2,112	2,862	(750)
Other	30	34	(4)
Total ordinary deferred tax liabilities	4,068	2,896	1,172

Capital:
Investments	505	487	18
Unrealized Gains	23	—	23
Total capital deferred tax liabilities	528	487	41
Total deferred tax liabilities	$4,596	$3,383	$1,213

Total net admitted deferred tax asset	$26,422	$20,652	$5,770

The application of SSAP No. 101, "Income Taxes for Accounting Guidance" requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal;
29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

(4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets, under the regular tax system or for CAMT credit deferred tax assets, will be realized. The Company has not recorded a valuation allowance against deferred tax assets under the regular tax system or for CAMT credit deferred tax assets, as of December 31, 2024, and therefore, no adjustments to gross deferred tax assets have been made because of a change in circumstances that causes a change in judgement about their realizability. As of December 31, 2023, there was a valuation allowance in the amount of $37.5 million recorded against the net deferred tax asset balance under the regular tax system. All reporting entities of the controlled group have made an accounting policy election to disregard the effect of the CAMT system in determining the valuation allowance for deferred tax assets under the regular tax system. There were no material modifications to the methodology used to project CAMT.

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2024	2023	Change

Total deferred tax assets	$41,244	$61,505	$(20,261)
Total deferred tax liabilities	(4,596)	(3,383)	(1,213)
Net deferred tax assets/liabilities	36,648	58,122	(21,474)
Statutory valuation allowance adjustment	—	(37,470)	37,470
Net DTA after statutory valuation allowance adjustment	36,648	20,652	15,996
Tax effect of unrealized gains (losses)	23	(1)	24
Statutory valuation allowance adjustment on unrealized	—	—	—
Change in net deferred income tax	$36,671	$20,651	$16,020

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2024	2023	2022
Operations
Federal taxes from operations	$(116)	$20,535	$(1,719)
Foreign Tax Expense	—	—	—
Subtotal	(116)	20,535	(1,719)
Federal taxes on capital gains	116	(185)	(446)
Utilization of capital loss carry forwards	—	—	—
Other	(20,652)	59	758
Total Federal current taxes incurred	$(20,652)	$20,409	$(1,407)
Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2024	2023	2022

Federal current taxes incurred	$(20,768)	$20,594	$(961)
Capital gains tax, excluding IMR taxes	—	—	(137)
Taxes transferred to IMR	116	(186)	(309)
Taxes on liability gains released from the IMR	—	1	—
Total federal current taxes incurred	$(20,652)	$20,409	$(1,407)
30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2024		2023		2022

Income before taxes	$49,102		$107,169		$(57,463)

Income taxes at statutory rate	10,311	21%	22,505	21%	(12,067)	21%
Dividends received deduction	(9,914)	(20)%	(9,229)	(9)%	(10,269)	18%
Interest maintenance reserve	178	—%	39	—%	(83)	—%
Gain on reinsurance	2,872	6%	(131)	—%	(281)	—%
Valuation allowance	(37,470)	(76)%	(10,255)	(10)%	22,853	(40)%
Tax credits	(2,544)	(5)%	(3,288)	(3)%	(1,471)	3%
Other	(105)	—%	47	—%	(18)	—%
Total	$(36,672)	(74)%	$(312)	(1)%	$(1,336)	2%

Federal and foreign taxes incurred	$(20,768)		$20,594		$(961)
Tax on capital losses	116		(185)		(446)
Change in net deferred taxes	(16,020)		(20,721)		71
Total statutory taxes	$(36,672)		$(312)		$(1,336)

The following table sets forth the amount and expiration dates of Federal operating loss, capital loss, and tax credit carryforwards for the tax periods indicated.

Carryforwards (in thousands):
	2024	2023
Federal net operating loss carryforwards(1)	$—	$—
Federal capital loss carryforwards(2)	1,590	—
Foreign Tax Credits(3)	228	254
Alternative Minimum Credits(1)	—	20,652
Total	$1,818	$20,906

(1) Unlimited carryforward.
(2) 5 year carryforward and expires in 2029.
(3) 10 year carryforward and begin to expire in 2032.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

The Company does not owe any Repatriation Transition Tax (“RTT”) and has made no payment or expect to make any future payments to satisfy the RTT liability.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 7 - Capital, Surplus and Dividend Restrictions

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. At December 31, 2024, the Company had $80.7 million of earned surplus available for dividends, compared to $91.1 million at December 31, 2023. No dividends were paid to Jackson in 2024, 2023, or 2022.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At both December 31, 2024 and 2023, the Company’s TAC was more than 1000% of the company action level RBC.

Note 8 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives for policies issued on such lives in addition to the standard gross premium. Mean reserves are calculated as the regular mean reserve for the plan plus one half of the extra premium charged for the year.

The Company had $1.8 million and $1.9 million of insurance in force for which the gross premiums were less than the net premiums, at December 31, 2024 and 2023, respectively, according to the valuation standard set by the state of New York.

At December 31, 2024 and 2023, 93.6% and 92.8%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

The Company issues traditional VA and variable universal life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional VA and variable universal life). The Company issues RILA contracts though its separate accounts for which investment risk is borne by the Company. The Company also issues variable and RILA contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, or b) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)), or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")). The GMIB is 100% reinsured with an unaffiliated reinsurer, and 90% of the entire VA and RILA contracts are reinsured with Jackson.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in thousands):

	December 31,
	2024	2023
Fund type:
Equity	$12,576,683	$11,555,292
Bond	1,403,023	1,415,663
Balanced	2,827,247	2,776,323
Money market	119,924	123,694
Total	$16,926,877	$15,870,972

Reserves for associated guarantees for RILA and VA are calculated using New York Regulation 213, which incorporates VM-21. Total direct reserves associated with guaranteed benefits were $245.5 million and $301.8 million at December 31, 2024 and 2023, respectively.

The Company offered variable universal life insurance from 2004 through 2006. Amounts in force were immaterial at December 31, 2024 and there were no minimum guaranteed benefits on these policies. Reserves are calculated according to New York Regulation 147.

An analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$277,733	$—	$—	$277,733	1.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	101,592	371,813	—	473,405	2.6%
At fair value	—	—	16,593,260	16,593,260	89.7%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,063,709	—	—	—	0.0%
Total subject to discretionary withdrawal	1,443,034	371,813	16,593,260	18,408,107	99.5%
Not subject to discretionary withdrawal	67,169	—	28,318	95,487	0.5%
Total gross	1,510,203	371,813	16,621,578	18,503,594	100.0%
Reinsurance ceded	1,137,088	—	—	1,137,088
Total, net of reinsurance	$373,115	$371,813	$16,621,578	$17,366,506

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$242,868	$—	$—	$242,868	1.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	133,212	—	—	133,212	0.8%
At fair value	—	—	15,532,810	15,532,810	90.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,169,054	—	—	1,169,054	6.8%
Total subject to discretionary withdrawal	1,545,134	—	15,532,810	17,077,944	99.6%
Not subject to discretionary withdrawal	40,317	—	21,275	61,592	0.4%
Total gross	1,585,451	—	15,554,085	17,139,536	100.0%
Reinsurance ceded	1,237,262	—	—	1,237,262
Total, net of reinsurance	$348,189	$—	$15,554,085	$15,902,274

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	111,501	—	—	111,501	93.0%
Total subject to discretionary withdrawal	111,507	—	—	111,507	93.0%
Not subject to discretionary withdrawal	8,363	—	—	8,363	7.0%
Total gross	119,870	—	—	119,870	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$119,870	$—	$—	$119,870

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	130,130	—	—	130,130	95.2%
Total subject to discretionary withdrawal	130,136	—	—	130,136	95.2%
Not subject to discretionary withdrawal	6,597	—	—	6,597	4.8%
Total gross	136,733	—	—	136,733	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$136,733	$—	$—	$136,733

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	—	—	0.0%
Not subject to discretionary withdrawal	22,538	—	6,701	29,239	100.0%
Total gross	22,538	—	6,701	29,239	100.0%
Reinsurance ceded	14,202	—	—	14,202
Total, net of reinsurance	$8,336	$—	$6,701	$15,037
35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	4,235	4,235	16.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	4,235	4,235	16.6%
Not subject to discretionary withdrawal	21,268	—	—	21,268	83.4%
Total gross	21,268	—	4,235	25,503	100.0%
Reinsurance ceded	12,551	—	—	12,551
Total, net of reinsurance	$8,717	$—	$4,235	$12,952

Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
	General Account			Separate Account - Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,523	3,523	7,525	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	72	72	72	452	452	452
Miscellaneous Reserves	—	—	245,540	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,590	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	77	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	114,089	XXX	XXX	—
Total (gross: direct + assumed)	$3,595	$3,595	$368,905	$452	$452	$452
Reinsurance Ceded	355	355	232,224	—	$—	—
Total (net)	$3,240	$3,240	$136,681	$452	$452	$452

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
	General Account			Separate Account - Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,443	3,443	7,444	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	77	77	77	474	474	474
Miscellaneous Reserves	—	—	301,756	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,762	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	74	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	114,087	XXX	XXX	—
Total (gross: direct + assumed)	$3,520	$3,520	$425,212	$474	$474	$474
Reinsurance Ceded	459	459	282,977	—	—	—
Total (net)	$3,061	$3,061	$142,235	$474	$474	$474

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

At December 31, 2024 and 2023, approximately 95% and 94%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2024

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$9.5	$0.5	$—	$10.0
1.51%-2.50%	146.1	—	—	—	146.1
>2.50%	1,035.7	—	—	—	1,035.7
Total	$1,181.8	$9.5	$0.5	$—	$1,191.8

Fixed Annuities
0.0%-1.50%	$5.2	$6.9	$12.3	$0.6	$25.0
1.51%-2.50%	22.6	1.4	1.0	—	25.0
>2.50%	247.9	40.5	0.7	—	289.1
Total	$275.7	$48.8	$14.0	$0.6	$339.1

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	6.9	—	—	—	6.9
Total	$6.9	$—	$—	$—	$6.9

	2023

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$11.3	$0.6	$—	$11.9
1.51%-2.50%	165.3	—	—	—	165.3
>2.50%	1,135.8	—	—	5.7	1,141.5
Total	$1,301.1	$11.3	$0.6	$5.7	$1,318.7

Fixed Annuities
0.0%-1.50%	$5.9	$7.9	$14.2	$0.6	$28.6
1.51%-2.50%	26.3	1.4	1.2	—	28.9
>2.50%	212.8	50.7	0.6	—	264.1
Total	$245.0	$60.0	$16.0	$0.6	$321.6

38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2024 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$—	$—
Ordinary new business	(155,593)	(155,651)
Ordinary renewal	(34,597)	(34,709)
Group Life	—	—
Totals	$(190,190)	$(190,360)

Note 9 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for variable and RILA contract guarantees are held in the general account. Assets of the insulated separate accounts are carried at fair value. All assets of the non-insulated separate accounts are carried at book value.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2024, 2023, and 2022 is as follows (in thousands):

	2024	2023	2022
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$464,655	$76,871	$78,973
Transfers from separate accounts	173,880	112,882	91,502
Net transfers to separate accounts	290,775	(36,011)	(12,529)
Reconciling adjustments:
Benefit fees and other differences	(17,572)	(17,756)	(17,318)
Transfers as reported in the accompanying Statements of Operations	$273,203	$(53,767)	$(29,847)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The total CARVM allowance, net of reinsurance ceded, reduced the general account liability by $29.9 million and $31.3 million at December 31, 2024 and 2023, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in thousands):

Year	Amount
2024	$209,773
2023	$204,824
2022	$199,196
2021	$186,223
2020	$161,449

39

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Premiums, considerations or deposits to separate accounts, net of reinsurance, totaled $466.2 million, $65.0 million, and $92.4 million for 2024, 2023, and 2022, respectively.

Premiums, considerations, or deposits to separate accounts for 2024 are as follows (in thousands):

Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2024	$387,148	$—	$79,055	$466,203

Reserves in the separate accounts totaled $17.0 billion and $15.6 billion at December 31, 2024 and 2023, respectively.

Withdrawal characteristics of separate account reserves for 2024 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$—	$—	$16,628,731	$16,628,731
Amortized cost	371,813	—	—	371,813
Total reserves	$371,813	$—	$16,628,731	$17,000,544
By withdrawal characteristics:
With market value adjustment	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge of
5% or more	371,813	—	—	371,813
At fair value	—	—	16,593,712	16,593,712
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—	—	—
Subtotal	$371,813	$—	$16,593,712	$16,965,525
Not subject to discretionary
withdrawal	—	—	35,019	35,019
Total	$371,813	$—	$16,628,731	$17,000,544

At December 31, 2024, reserves for asset default risk in lieu of AVR were nil.

Note 10 - Employee Retirement Plans

The Company participates in a Parent sponsored defined contribution retirement plan covering substantially all associates. Effective January 1, 2020 eligible associates are immediately able to participate in the Company's matching contribution. To be eligible to participate in the Company’s contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million, $0.2 million and $0.2 million for 2024, 2023, and 2022, respectively.

40

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company participates in a Parent sponsored non-qualified voluntary deferred compensation plan for certain associates of Jackson and certain affiliates. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At both December 31, 2024 and 2023, Jackson’s liability for the Company’s portion of such plans totaled nil. There were no expenses related to these plans for 2024, 2023, and 2022.

Note 11 – Other Related Party Transactions

The Company had a payable to Jackson of $193.0 million and $165.5 million at December 31, 2024 and 2023, respectively.

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPM Holdings, Inc. ("PPMH"), is the holding company of PPMA, and is a wholly-owned subsidiary of Jackson Financial, Inc., which is the ultimate parent of Jackson-NY. The Company paid $2.0 million to PPMA for investment advisory services in 2024, 2023, and 2022, respectively.

The Company has an administrative service agreement with its Parent, under which Jackson provides certain administrative services. The Company paid administrative fees of $25.6 million, $22.8 million, and $23.2 million in 2024, 2023, and 2022, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Fees for these services paid to JNLD were $1.0 million, $0.6 million, and $0.6 million in 2024, 2023, and 2022, respectively.

The Company has a Master Repurchase Agreement with Jackson, which allows for repurchase agreement transactions between the companies, when deemed appropriate. There were no such borrowings during 2024 and 2023. There was no outstanding balance as of both December 31, 2024 and 2023. Interest paid during 2024, 2023, and 2022 was nil.

Note 12 – Contingent Liabilities

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

At December 31, 2024 and 2023, the Company had unfunded commitments related to debt securities of nil and $5.0 million, respectively.

Note 13 - Loan-Backed Securities’ Other-Than-Temporary-Impairments

The following table (shown in dollars) details loan-backed and structured securities with a recognized other-than-temporary impairment recorded in 2024.

1	2	3	4	5	6	7
CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
38237DAA4	1,653,719	1,566,465	87,254	1,566,465	1,566,465	Q4-2024
38237TAA9	2,381,546	2,325,789	55,756	2,325,789	2,325,789	Q4-2024
Total			143,010

41

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 14 - Reconciliation to Annual Statement

As discussed in Note 5, the Company cedes 90% of the entire VA and RILA contracts to its parent, Jackson. In 2024 and 2023, $(190.4) million and $(165.5) million, respectively were reported as an asset in the annual statement as uncollected premium. In accordance with SSAP 61, these were reported as payable to parent in the 2024 and 2023 audited financial statements. As a result, the annual statement admitted assets were lower by $190.4 million and $165.5 million, respectively, as compared to the audited financial statements.

42

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2024

Investment income earned

U.S. government bonds	$183,647
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	48,123,889
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	—
Real estate	—
Contract loans	28,715
Cash and cash equivalents	3,707,175
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	39,431
Total investment income	$52,082,857

Real estate owned - book value less encumbrances	$—

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	—
Total mortgage loans	$—

Mortgage loans by standing - book value
Good standing	$—
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other long term assets - statement value	$—

Contract loans	$416,422

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$—
Preferred stocks	$—
Common stocks	$825,487

(Continued)

43

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2024

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$138,262,827
Over 1 year through 5 years	639,465,283
Over 5 years through 10 years	509,235,109
Over 10 years through 20 years	28,871,516
Over 20 years	10,397,209
Total by maturity	$1,326,231,944

Bonds by class - statement value
Class 1	$719,533,652
Class 2	592,649,749
Class 3	11,878,530
Class 4	1,667,266
Class 5	502,747
Class 6	—
Total by class	$1,326,231,944

Total bonds publicly traded	$740,818,368
Total bonds privately placed	$585,413,576

Preferred stocks - statement value	$—
Common stocks - market value	$825,487
Short-term investments - book value	$—
Options, caps and floors owned - statement value	$—
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$—
Futures contracts open - current value	$—
Cash on deposit	$(9,501,086)
Cash equivalents	$115,833,097

Life insurance in force
Industrial	$—
Ordinary	$27,228,000
Credit life	$—
Group life	$—

Amount of accidental death benefits in force under ordinary policies	$550,000

(Continued)
44

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2024

Life insurance policies with disability provisions in force
Industrial	$—
Ordinary	$7,375,000
Credit life	$—
Group life	$—

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Ordinary - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Annuities:
Ordinary-
Immediate - amount of income payable	$9,711,015
Deferred - fully paid account balance	$161,032,479
Deferred - not fully paid - account balance	$1,317,765,476

Group-
Amount of income payable	$1,474,584
Fully paid account balance	$112,843,468
Not fully paid - account balance	$—

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

See accompanying independent auditors' report.
45

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2024

1)	Total admitted assets (excluding Separate Accounts):			$1,459,680,594

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	AVOLON HOLDINGS FND	UNAFFILIATED FOREIGN SECURITIES	$10,037,770	0.7%
	ENTERGY ARKANSAS	UNAFFILIATED DOMESTIC SECURITIES	$9,996,810	0.7%
	REALTY INCOME	UNAFFILIATED DOMESTIC SECURITIES	$8,489,580	0.6%
	BAT CAPITAL	UNAFFILIATED FOREIGN SECURITIES	$8,044,603	0.6%
	ROBERT BOSCH FINANCE LLC	UNAFFILIATED FOREIGN SECURITIES	$8,000,000	0.5%
	DISCOVERY COMMUNICATIONS	UNAFFILIATED DOMESTIC SECURITIES	$7,194,633	0.5%
	AMERICAN EXPRESS	UNAFFILIATED DOMESTIC SECURITIES	$7,142,960	0.5%
	JRD HOLDINGS	UNAFFILIATED DOMESTIC SECURITIES	$7,100,000	0.5%
	CHICK-FIL-A	UNAFFILIATED DOMESTIC SECURITIES	$7,000,000	0.5%
	VOPAK NV	UNAFFILIATED FOREIGN SECURITIES	$7,000,000	0.5%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.
				Preferred
	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$719,533,654	49.3%	P/RP-1	$—	0.0%
	NAIC-2	$592,649,749	40.6%	P/RP-2	$—	0.0%
	NAIC-3	$11,878,530	0.8%	P/RP-3	$—	0.0%
	NAIC-4	$1,667,266	0.1%	P/RP-4	$—	0.0%
	NAIC-5	$502,747	0.1%	P/RP-5	$—	0.0%
	NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$283,919,004	19.5%
	Foreign-currency-denominated investments	$—	0.0%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$279,676,136	19.2%
	Countries rated NAIC-2	$1,538,713	0.1%
	Countries rated NAIC-3 or below	$2,704,155	0.2%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$56,193,038	3.8%
	GERMANY	$36,483,218	2.5%
	Countries rated NAIC-2:
	MEXICO	$1,538,713	0.1%
	N/A	$—	0.0%
	Countries rated NAIC-3 or below:
	SOUTH AFRICA	$1,491,973	0.1%
	BRAZIL	$1,212,183	0.1%

(Continued)
46

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2024

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Ten largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	AVOLON HOLDINGS FND	2	$10,037,770	0.7%
	BAT CAPITAL	2	$8,044,603	0.6%
	ROBERT BOSCH FINANCE LLC	1	$8,000,000	0.5%
	VOPAK NV	2	$7,000,000	0.5%
	GLENCORE FUNDING	2	$6,473,628	0.4%
	NXP FUNDING	2	$6,222,306	0.4%
	ELLEVIO	2	$6,000,000	0.4%
	ROLLS-ROYCE	2	$5,250,000	0.4%
	BASF	1	$5,000,000	0.3%
	AURIZON NETWORK PTY LTD	2	$5,000,000	0.3%

		Amount	Percentage
11)	Total admitted assets held in Canadian investments:	$40,426,658	2.8%

12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	There were no assets held in equity interests that exceeded 2.5% of the Company’s total admitted assets.
14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.
16)	There were no admitted assets held in mortgage loans.
17)	There were no mortgage loan to value ratios as determined from the most current appraisal as of the annual statement date.
18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$794,110	0.1%	$5,162,993	$3,260,383	$7,814,790
Repurchase	—	0.0%	—	—	—
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	There were no admitted assets for warrants not attached to other financial instruments, options, caps and floors.
22)	There were no admitted assets subject to potential exposure for collars, swaps and forwards.
23)	There were no admitted assets subject to potential exposure for futures contracts.

See accompanying independent auditors' report.
47

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Summary Investment Schedule
December 31, 2024

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount		Securities Lending Reinvested Collateral Amount	Total (Col. 3 + 4) Amount	Percentage
Bonds:
U.S. governments	$8,020,209	0.559%	$8,020,209		$—	$8,020,209	0.559%
Foreign governments	—	—%	—		—	—	—%
U.S. states, territories and possessions, guaranteed	1,266,237	0.088%	1,266,237		—	1,266,237	0.088%
U.S. political subdivisions of states, territories and possessions guaranteed	—	—%	—		—	—	—%
U.S. special revenue and special assessment obligations non-guaranteed	6,165,819	0.430%	6,165,819		—	6,165,819	0.430%
Industrial and miscellaneous	1,310,779,679	91.356%	1,310,779,679		794,110	1,311,573,789	91.411%
Hybrid securities	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
SVO identified funds	—	—%	—		—	—	—%
Unaffiliated bank loans	—	—%	—		—	—	—%
Preferred Stocks:
Industrial and misc (unaffiliated)	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
Common Stocks:
Industrial and miscellaneous Publicly traded (unaffiliated)	825,487	0.058%	825,487		—	825,487	0.058%
Industrial and miscellaneous Other (unaffiliated)	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates Publicly traded	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates Other	—	—%	—		—	—	—%
Mutual Funds	—	—%	—		—	—	—%
Unit Investment trusts	—	—%	—		—	—	—%
Closed-end funds	—	—%	—		—	—	—%
Cash, cash equivalents and short-term investments
Cash	(9,501,086)	(0.662)%	(9,501,086)		—	(9,501,086)	(0.662)%
Cash equivalents	115,833,097	8.073%	115,833,097		—	115,833,097	8.073%
Contract loans	416,422	0.029%	416,422		—	416,422	0.029%
Receivables for securities	203,507	0.014%	203,507		—	203,507	0.014%
Securities Lending	794,110	0.055%	794,110		—	XXX	—%
Other invested assets	—	—%	—		—	—	—%
	$1,434,803,481	100.000%	$1,434,803,481	$	$794,110	$1,434,803,481	100.000%

See accompanying independent auditors' report.
48

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Reinsurance Risk Interrogatories
December 31, 2024

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
No

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

	a.	Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?
No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.	Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61 for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.	Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.
49